UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23910

Venerable Variable Insurance Trust
(Exact name of registrant as specified in charter)
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
(Address of principal executive offices) (Zip code)
The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
1-888-755-1133
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-366-0066
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2025 to December 31, 2025

Item 1. Reports to Stockholders

Venerable US Large Cap Core Equity Fund

Class I

VVEIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable US Large Cap Core Equity Fund for the period of August 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$30Footnote Reference(a)	0.75%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From inception in August 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and underperformed its benchmark, the Russell 1000® Index. The Fund maintained diversified exposures through its multi-style and multi-manager approach. Results of the underlying strategies were negative overall. Four of the five underlying strategies underperformed their assigned benchmarks. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the lowest quality and smallest capitalization stocks, was the sole outperformer over the period. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most volatile stocks were not rewarded. Sector allocation was mixed over the period, as an overweight to the healthcare sector was additive, while an overweight to the consumer discretionary sector detracted from performance. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	Russell 1000® Index
8/8/2025	10,000	10,000
12/31/2025	10,580	10,745

Annual Fund Performance*

Since Inception
Class I	5.80%
Russell 1000® Index	7.45%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$655,316
Total Number of Portfolio Holdings	329
Total Advisory Fees Paid (thousands)	$1,295
Portfolio Turnover Rate	13%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	2.1%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.2%
Financial Services	14.6%
Consumer Discretionary	13.2%
Health Care	9.9%
Producer Durables	9.0%
Materials and Processing	4.0%
Energy	2.9%
Utilities	2.7%
Consumer Staples	2.3%
Other	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable US Large Cap Core Equity Fund

Class I

Annual Shareholder Report

VVEIX

December 31, 2025

Venerable US Large Cap Strategic Equity Fund

Class I

VVSIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable US Large Cap Strategic Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$80	0.74%

How did the Fund perform last year and what affected its performance?

U.S. equities ended the year higher, led by technology and other artificial intelligence (AI)‑linked winners. Market leadership remained concentrated in large-capitalization names tied to AI infrastructure and software, while tariff headlines and policy uncertainty produced bouts of volatility. U.S. monetary policy was generally supportive of markets: at its December meeting, the Federal Reserve lowered the federal funds target range to 3.50%–3.75%, reinforcing expectations that policy rates were moving gradually lower as inflation cooled. Concerns surrounding AI stocks’ valuations and excessive capital expenditures briefly raised market volatility in the beginning of Q4, but equity markets stabilized to finish another strong year of performance.

For the year ended December 31, 2025, the Fund posted positive absolute performance and modestly underperformed its benchmark, the Russell 1000® Index. The Fund maintained diversified exposures through its multi-style and multi-manager approach. Results of the underlying strategies were mixed for the period, detracting from relative performance overall. Three of the seven strategies contributed to relative performance. Value-oriented and multi-factor strategies fared well versus their assigned style benchmarks, while growth- and quality-oriented strategies experienced relative performance headwinds. Stock selection was positive within financials and consumer discretionary sectors. In contrast, selection within information technology and communication services detracted. Sector allocation results were mixed with underweights to consumer discretionary and real estate sectors contributing and overweight to health care and underweight to information technology detracting. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	Russell 1000® Index
9/4/2024	10,000	10,000
12/31/2024	10,770	10,742
12/31/2025	12,524	12,608

Annual Fund Performance*

	1 Year	Since Inception
Class I	16.28%	18.54%
Russell 1000® Index	17.37%	19.14%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$2,843,981
Total Number of Portfolio Holdings	424
Total Advisory Fees Paid (thousands)	$19,915
Portfolio Turnover Rate	57%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.1%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.3%
Financial Services	15.5%
Consumer Discretionary	13.3%
Health Care	10.2%
Producer Durables	5.6%
Utilities	3.5%
Materials and Processing	3.4%
Consumer Staples	3.3%
Energy	2.6%
Other	3.3%

Material Fund Changes

In September 2025, Putnam Investment Management, LLC was appointed to serve as an additional non-discretionary investment sub-adviser to the Fund.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Venerable US Large Cap Strategic Equity Fund

Class I

Annual Shareholder Report

VVSIX

December 31, 2025

Venerable US Large Cap Strategic Equity Fund

Class V

VVSVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable US Large Cap Strategic Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$93	0.86%

How did the Fund perform last year and what affected its performance?

U.S. equities ended the year higher, led by technology and other artificial intelligence (AI)‑linked winners. Market leadership remained concentrated in large-capitalization names tied to AI infrastructure and software, while tariff headlines and policy uncertainty produced bouts of volatility. U.S. monetary policy was generally supportive of markets: at its December meeting, the Federal Reserve lowered the federal funds target range to 3.50%–3.75%, reinforcing expectations that policy rates were moving gradually lower as inflation cooled. Concerns surrounding AI stocks’ valuations and excessive capital expenditures briefly raised market volatility in the beginning of Q4, but equity markets stabilized to finish another strong year of performance.

For the year ended December 31, 2025, the Fund posted positive absolute performance and modestly underperformed its benchmark, the Russell 1000® Index. The Fund maintained diversified exposures through its multi-style and multi-manager approach. Results of the underlying strategies were mixed for the period, detracting from relative performance overall. Three of the seven strategies contributed to relative performance. Value-oriented and multi-factor strategies fared well versus their assigned style benchmarks, while growth- and quality-oriented strategies experienced relative performance headwinds. Stock selection was positive within financials and consumer discretionary sectors. In contrast, selection within information technology and communication services detracted. Sector allocation results were mixed with underweights to consumer discretionary and real estate sectors contributing and overweight to health care and underweight to information technology detracting. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Russell 1000® Index
9/4/2024	10,000	10,000
12/31/2024	10,760	10,742
12/31/2025	12,509	12,608

Annual Fund Performance*

	1 Year	Since Inception
Class V	16.25%	18.43%
Russell 1000® Index	17.37%	19.14%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$2,843,981
Total Number of Portfolio Holdings	424
Total Advisory Fees Paid (thousands)	$19,915
Portfolio Turnover Rate	57%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.1%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.3%
Financial Services	15.5%
Consumer Discretionary	13.3%
Health Care	10.2%
Producer Durables	5.6%
Utilities	3.5%
Materials and Processing	3.4%
Consumer Staples	3.3%
Energy	2.6%
Other	3.3%

Material Fund Changes

In September 2025, Putnam Investment Management, LLC was appointed to serve as an additional non-discretionary investment sub-adviser to the Fund.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Venerable US Large Cap Strategic Equity Fund

Class V

Annual Shareholder Report

VVSVX

December 31, 2025

Venerable US Small Cap Fund

Class V

VEAVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable US Small Cap Fund for the period of September 12, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$25Footnote Reference(a)	0.85%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

U.S. large-cap technology stocks continued to post robust returns amid artificial intelligence optimism, leading U.S. equities higher in 2025. U.S. small-cap stocks rebounded from a challenging first quarter to collectively deliver solid gains, including reaching a record high in September. Global stock markets were shocked in early April by “Liberation Day” announcements promising to levy a range of punitive tariffs on U.S. trading partners. However, trade agreements eased tensions and restored investor confidence. The rest of the year was characterized by steady gains, as investors focused on strong macro and corporate fundamentals.

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and underperformed its secondary benchmark, the Russell 2000® Index. The Fund maintained diversified exposures through its multi-style and multi-manager approach. In the aggregate, the underlying strategies underperformed over the period. Style headwinds weighed on the growth-oriented strategy, which also underperformed its assigned style benchmark, with stock selection in the health care sector being the primary detractor. Despite positive stock selection results, the value-oriented strategy lagged its assigned style benchmark owing to sector allocation decisions, most notably an overweight to the information technology sector. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Russell 3000®IndexFootnote Reference(b)	Russell 2000® Index
9/12/2025	10,000	10,000	10,000
12/31/2025	10,250	10,392	10,397

Annual Fund Performance*

Since Inception
Class V	2.50%
Russell 3000®IndexFootnote Reference(b)	3.92%
Russell 2000® Index	3.97%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$141,337
Total Number of Portfolio Holdings	892
Total Advisory Fees Paid (thousands)	$303
Portfolio Turnover Rate	24%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	3.4%
Common Stocks	96.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Producer Durables	18.2%
Financial Services	17.8%
Health Care	16.8%
Technology	16.5%
Consumer Discretionary	10.6%
Materials and Processing	8.2%
Energy	4.7%
Utilities	2.3%
Consumer Staples	0.9%
Other	4.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.

Venerable US Small Cap Fund

Class V

Annual Shareholder Report

VEAVX

December 31, 2025

Venerable Emerging Markets Equity Fund

Class V

VVDVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Emerging Markets Equity Fund for the period of September 12, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$44Footnote Reference(a)	1.44%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, emerging markets equities generally performed well, modestly outperforming developed markets equity. Over the same period, the Fund posted positive absolute performance and moderately underperformed its benchmark, the MSCI Emerging Markets Index. The Fund maintained diversified exposures through its multi-style and multi-manager approach. In the aggregate, the underlying strategies detracted from relative performance, with three of the seven underlying strategies outperforming the Fund’s benchmark for the period. Stock selection within Brazil was a challenge, as well as exposure to names linked to e-commerce in Southeast Asia. Stock selection within Thailand was also unrewarded. On the other hand, stock selection within South Korea was a key contributor over the period. Stock selection within the materials sector was also helpful. An underweight to India was additive as well.

Value-oriented strategies were in favor over the fourth quarter and did well, contributing to the Fund’s returns, whereas quality-growth oriented strategies struggled.

Russell Investment Management, LLC’s low-volatility oriented positioning strategy was beneficial, as the strategy’s tilt away from the highest volatility pocket of the market was helpful, particularly being underweight Chinese large-cap consumer names and Chinese pharmaceutical companies.

Over the period, the Fund exited its modest futures allocation to Taiwan and ended the period underweight the market. The Fund also utilized a modest short futures position on South Korea to mitigate overall portfolio risk following a very strong run of the South Korean market. This also served to reduce the Fund’s benchmark-relative overweight to South Korea. The Fund also initiated a modest long futures position on India following the market’s relative underperformance, with the aim of reducing the Fund’s benchmark-relative underweight to the market. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	MSCI Emerging Markets Index (Net)
9/12/2025	10,000	10,000
12/31/2025	10,570	10,643

Annual Fund Performance*

Since Inception
Class V	5.70%
MSCI Emerging Markets Index (Net)	6.43%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$140,023
Total Number of Portfolio Holdings	436
Total Advisory Fees Paid (thousands)	$422
Portfolio Turnover Rate	14%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.9)%
Preferred Stocks	1.2%
Short-Term Investments	4.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	25.2%
Taiwan	16.9%
South Korea	15.2%
India	11.2%
Brazil	5.6%
South Africa	3.0%
Mexico	2.2%
Thailand	2.1%
Saudi Arabia	1.8%
Indonesia	1.5%
Other Common Stocks	10.6%
Other	4.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable Emerging Markets Equity Fund

Class V

Annual Shareholder Report

VVDVX

December 31, 2025

Venerable World Equity Fund

Class I

VVWIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable World Equity Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$29Footnote Reference(a)	0.90%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, global equities delivered steady gains across regions. Over the same period, the Fund posted positive absolute performance and outperformed its benchmark, the MSCI World Index. Three of the Fund’s six underlying strategies outperformed their assigned benchmarks for the period. Stock selection was the primary driver of outperformance over the period, as holdings within the information technology and financials sectors contributed to performance. Factor positioning was negative, as tilts toward growth, quality and low volatility stocks were not rewarded, while a tilt toward inexpensive names in the benchmark helped reduce the negative impact. Sector allocation decisions had a positive impact over the period, driven by the overweight to the healthcare sector and the underweight to information technology. Russell Investment Management Company, LLC, used derivatives to manage country and currency exposures, and the Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	MSCI World Index (Net)
9/5/2025	10,000	10,000
12/31/2025	10,630	10,606

Annual Fund Performance*

Since Inception
Class I	6.30%
MSCI World Index (Net)	6.06%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$1,119,909
Total Number of Portfolio Holdings	650
Total Advisory Fees Paid (thousands)	$2,600
Portfolio Turnover Rate	33%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.4%
Preferred Stocks	0.3%
Short-Term Investments	3.5%
Common Stocks	94.8%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.0%
United Kingdom	5.0%
Japan	4.5%
France	4.5%
Germany	2.8%
Taiwan	2.5%
Netherlands	2.5%
Canada	2.0%
China	1.8%
Switzerland	1.4%
Other Common Stocks	8.8%
Other	5.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable World Equity Fund

Class I

Annual Shareholder Report

VVWIX

December 31, 2025

Venerable World Equity Fund

Class V

VVWVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable World Equity Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$28Footnote Reference(a)	0.85%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, global equities delivered steady gains across regions. Over the same period, the Fund posted positive absolute performance and outperformed its benchmark, the MSCI World Index. Three of the Fund’s six underlying strategies outperformed their assigned benchmarks for the period. Stock selection was the primary driver of outperformance over the period, as holdings within the information technology and financials sectors contributed to performance. Factor positioning was negative, as tilts toward growth, quality and low volatility stocks were not rewarded, while a tilt toward inexpensive names in the benchmark helped reduce the negative impact. Sector allocation decisions had a positive impact over the period, driven by the overweight to the healthcare sector and the underweight to information technology. Russell Investment Management Company, LLC, used derivatives to manage country and currency exposures, and the Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	MSCI World Index (Net)
9/5/2025	10,000	10,000
12/31/2025	10,640	10,606

Annual Fund Performance*

Since Inception
Class V	6.40%
MSCI World Index (Net)	6.06%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$1,119,909
Total Number of Portfolio Holdings	650
Total Advisory Fees Paid (thousands)	$2,600
Portfolio Turnover Rate	33%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.4%
Preferred Stocks	0.3%
Short-Term Investments	3.5%
Common Stocks	94.8%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.0%
United Kingdom	5.0%
Japan	4.5%
France	4.5%
Germany	2.8%
Taiwan	2.5%
Netherlands	2.5%
Canada	2.0%
China	1.8%
Switzerland	1.4%
Other Common Stocks	8.8%
Other	5.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable World Equity Fund

Class V

Annual Shareholder Report

VVWVX

December 31, 2025

Venerable High Yield Fund

Class I

VHYIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable High Yield Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$83	0.80%

How did the Fund perform last year and what affected its performance?

Risk assets were shocked in early April by “Liberation Day” announcements promising to levy a range of punitive tariffs on U.S. trading partners. Credit spreads widened significantly and high yield (HY) bond market performance suffered. However, subsequent trade agreements eased tensions and restored investor confidence. The rest of the year was characterized by steady gains for the HY bond market and other risk assets, supported by generally favorable macroeconomic and corporate fundamentals. By year's end, U.S. HY bond market index spreads were moderately tighter than they were to start the year.

For the year ended December 31, 2025, the Fund posted positive absolute performance and slightly lagged its secondary benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. Security selection positively contributed to performance, led by selection within the healthcare, automotive, and non-bank financials industries. In contrast, selection in chemicals, media entertainment, and building-related issues detracted. Industry allocation was a slight detractor overall. Positive contributions from underweights to retail and technology sectors and overweights to media entertainment and financials were offset by overweights to underperforming chemicals and energy segments as well as underweights to consumer cyclicals services and cable satellite.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	Bloomberg U.S. High Yield-2% Issuer Capped Bond Index
9/4/2024	10,000	10,000	10,000
12/31/2024	10,047	9,733	10,179
12/31/2025	10,903	10,444	11,057

Annual Fund Performance*

	1 Year	Since Inception
Class I	8.52%	6.75%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	7.30%	3.34%
Bloomberg U.S. High Yield-2% Issuer Capped Bond Index	8.62%	7.89%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$702,134
Total Number of Portfolio Holdings	252
Total Advisory Fees Paid (thousands)	$3,974
Portfolio Turnover Rate	46%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.1%
Long-Term Fixed Income Investments	98.1%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	96.4%
United States Government Agencies	1.7%
Other	1.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Primary benchmark is representative of overall market.

Venerable High Yield Fund

Class I

Annual Shareholder Report

VHYIX

December 31, 2025

Venerable High Yield Fund

Class V

VHYVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable High Yield Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$75	0.72%

How did the Fund perform last year and what affected its performance?

Risk assets were shocked in early April by “Liberation Day” announcements promising to levy a range of punitive tariffs on U.S. trading partners. Credit spreads widened significantly and high yield (HY) bond market performance suffered. However, subsequent trade agreements eased tensions and restored investor confidence. The rest of the year was characterized by steady gains for the HY bond market and other risk assets, supported by generally favorable macroeconomic and corporate fundamentals. By year's end, U.S. HY bond market index spreads were moderately tighter than they were to start the year.

For the year ended December 31, 2025, the Fund posted positive absolute performance and slightly lagged its secondary benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. Security selection positively contributed to performance, led by selection within the healthcare, automotive, and non-bank financials industries. In contrast, selection in chemicals, media entertainment, and building-related issues detracted. Industry allocation was a slight detractor overall. Positive contributions from underweights to retail and technology sectors and overweights to media entertainment and financials were offset by overweights to underperforming chemicals and energy segments as well as underweights to consumer cyclicals services and cable satellite.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	Bloomberg U.S. High Yield-2% Issuer Capped Bond Index
9/4/2024	10,000	10,000	10,000
12/31/2024	10,059	9,733	10,179
12/31/2025	10,913	10,444	11,057

Annual Fund Performance*

	1 Year	Since Inception
Class V	8.49%	6.82%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	7.30%	3.34%
Bloomberg U.S. High Yield-2% Issuer Capped Bond Index	8.62%	7.89%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$702,134
Total Number of Portfolio Holdings	252
Total Advisory Fees Paid (thousands)	$3,974
Portfolio Turnover Rate	46%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.1%
Long-Term Fixed Income Investments	98.1%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	96.4%
United States Government Agencies	1.7%
Other	1.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Primary benchmark is representative of overall market.

Venerable High Yield Fund

Class V

Annual Shareholder Report

VHYVX

December 31, 2025

Venerable Strategic Bond Fund

Class I

VVBIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Strategic Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$61	0.59%

How did the Fund perform last year and what affected its performance?

Bond markets delivered broadly positive results in 2025 as many major central banks moved from restrictive settings toward easing, and investors earned meaningful carry. The U.S. Federal Reserve cut the policy rate by a cumulative 75 basis points over the year, which helped support duration-sensitive assets and reinforced demand for yield across credit and securitized markets. The overall backdrop was supportive for most core and spread sectors.

For the year ended December 31, 2025, the Fund posted positive absolute performance and moderately trailed its benchmark, the Bloomberg U.S. Aggregate Bond Index. Allocations to mortgage-backed securities (MBS), collateralized loan obligations (CLOs), corporate investment-grade bonds, and commercial mortgage-backed securities (CMBS) strengthened relative returns. Gains for many of these bond sectors were supported by coupon carry and a duration tailwind as Treasury yields declined. Agency MBS spreads tightened, and the sector outperformed other securitized sectors thanks to strong bank demand and falling mortgage rates. On CMBS, demand for commercial real estate was resilient in the face of labor market softness, sticky inflation, and tariffs impacts. For corporate bonds, credit spreads stayed tight for most of the year, reflecting a resilient economy and generally solid corporate fundamentals. In contrast, security selection in MBS detracted from results.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	Bloomberg U.S. Aggregate Bond Index
9/4/2024	10,000	10,000
12/31/2024	9,646	9,733
12/31/2025	10,330	10,444

Annual Fund Performance*

	1 Year	Since Inception
Class I	6.98%	2.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.34%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$1,806,311
Total Number of Portfolio Holdings	498
Total Advisory Fees Paid (thousands)	$7,913
Portfolio Turnover Rate	122%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(20.4)%
Short-Term Investments	3.5%
Long-Term Fixed Income Investments	116.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	46.3%
United States Government Treasuries	31.6%
Corporate Bonds and Notes	30.3%
Asset-Backed Securities	7.9%
International Debt	0.8%
Other	(16.9)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Venerable Strategic Bond Fund

Class I

Annual Shareholder Report

VVBIX

December 31, 2025

Venerable Strategic Bond Fund

Class V

VVBVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Strategic Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$83	0.80%

How did the Fund perform last year and what affected its performance?

Bond markets delivered broadly positive results in 2025 as many major central banks moved from restrictive settings toward easing, and investors earned meaningful carry. The U.S. Federal Reserve cut the policy rate by a cumulative 75 basis points over the year, which helped support duration-sensitive assets and reinforced demand for yield across credit and securitized markets. The overall backdrop was supportive for most core and spread sectors.

For the year ended December 31, 2025, the Fund posted positive absolute performance and moderately trailed its benchmark, the Bloomberg U.S. Aggregate Bond Index. Allocations to mortgage-backed securities (MBS), collateralized loan obligations (CLOs), corporate investment-grade bonds, and commercial mortgage-backed securities (CMBS) strengthened relative returns. Gains for many of these bond sectors were supported by coupon carry and a duration tailwind as Treasury yields declined. Agency MBS spreads tightened, and the sector outperformed other securitized sectors thanks to strong bank demand and falling mortgage rates. On CMBS, demand for commercial real estate was resilient in the face of labor market softness, sticky inflation, and tariffs impacts. For corporate bonds, credit spreads stayed tight for most of the year, reflecting a resilient economy and generally solid corporate fundamentals. In contrast, security selection in MBS detracted from results.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Bloomberg U.S. Aggregate Bond Index
9/4/2024	10,000	10,000
12/31/2024	9,632	9,733
12/31/2025	10,294	10,444

Annual Fund Performance*

	1 Year	Since Inception
Class V	6.87%	2.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.34%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$1,806,311
Total Number of Portfolio Holdings	498
Total Advisory Fees Paid (thousands)	$7,913
Portfolio Turnover Rate	122%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(20.4)%
Short-Term Investments	3.5%
Long-Term Fixed Income Investments	116.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	46.3%
United States Government Treasuries	31.6%
Corporate Bonds and Notes	30.3%
Asset-Backed Securities	7.9%
International Debt	0.8%
Other	(16.9)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Venerable Strategic Bond Fund

Class V

Annual Shareholder Report

VVBVX

December 31, 2025

Venerable Large Cap Index Fund

Class I

VVLIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Large Cap Index Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$9Footnote Reference(a)	0.28%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

U.S. equity markets recorded positive returns for the calendar year, supported by corporate earnings growth and generally favorable economic conditions, despite intermittent market volatility related to interest rate expectations and geopolitical developments. For the year ended December 31, 2025, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the S&P 500® Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	S&P 500® Index
9/5/2025	10,000	10,000
12/31/2025	10,590	10,601

Annual Fund Performance*

Since Inception
Class I	5.90%
S&P 500® Index	6.01%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$4,684,353
Total Number of Portfolio Holdings	505
Total Advisory Fees Paid (thousands)	$5,557
Portfolio Turnover Rate	20%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	0.9%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.0%
Financial Services	14.2%
Consumer Discretionary	13.4%
Health Care	9.3%
Producer Durables	7.1%
Utilities	3.2%
Consumer Staples	3.2%
Materials and Processing	2.9%
Energy	2.8%
Other	0.9%

Material Fund Changes

In December 2025, the Fund’s Board of Trustees approved revisions to the Fund’s fundamental investment policy to allow the Fund to temporarily exceed its diversification limits to the extent the S&P 500 Index, the Fund’s index, becomes non-diversified.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable Large Cap Index Fund

Class I

Annual Shareholder Report

VVLIX

December 31, 2025

Venerable Large Cap Index Fund

Class V

VVLVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Large Cap Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$55	0.51%

How did the Fund perform last year and what affected its performance?

U.S. equity markets recorded positive returns for the calendar year, supported by corporate earnings growth and generally favorable economic conditions, despite intermittent market volatility related to interest rate expectations and geopolitical developments. For the year ended December 31, 2025, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the S&P 500® Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	S&P 500® Index
9/4/2024	10,000	10,000
12/31/2024	10,900	10,701
12/31/2025	12,785	12,615

Annual Fund Performance*

	1 Year	Since Inception
Class V	17.30%	20.40%
S&P 500® Index	17.88%	19.19%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$4,684,353
Total Number of Portfolio Holdings	505
Total Advisory Fees Paid (thousands)	$5,557
Portfolio Turnover Rate	20%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	0.9%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.0%
Financial Services	14.2%
Consumer Discretionary	13.4%
Health Care	9.3%
Producer Durables	7.1%
Utilities	3.2%
Consumer Staples	3.2%
Materials and Processing	2.9%
Energy	2.8%
Other	0.9%

Material Fund Changes

In December 2025, the Fund’s Board of Trustees approved revisions to the Fund’s fundamental investment policy to allow the Fund to temporarily exceed its diversification limits to the extent the S&P 500 Index, the Fund’s index, becomes non-diversified.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Venerable Large Cap Index Fund

Class V

Annual Shareholder Report

VVLVX

December 31, 2025

Venerable Mid Cap Index Fund

Class V

VEFVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Mid Cap Index Fund for the period of September 12, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$19Footnote Reference(a)	0.65%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, U.S. mid-cap equities generated positive returns, supported by favorable market conditions and despite intermittent volatility. Over the same period, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its secondary benchmark, the Russell Midcap® Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Russell 3000®IndexFootnote Reference(b)	Russell Midcap® Index
9/12/2025	10,000	10,000	10,000
12/31/2025	10,010	10,392	10,033

Annual Fund Performance*

Since Inception
Class V	0.10%
Russell 3000®IndexFootnote Reference(b)	3.92%
Russell Midcap® Index	0.33%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$1,065,542
Total Number of Portfolio Holdings	813
Total Advisory Fees Paid (thousands)	$841
Portfolio Turnover Rate	57%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	0.8%
Common Stocks	98.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.2%
Producer Durables	16.4%
Consumer Discretionary	15.3%
Technology	15.0%
Health Care	9.6%
Utilities	6.9%
Materials and Processing	6.7%
Energy	4.8%
Consumer Staples	3.9%
Other	1.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.

Venerable Mid Cap Index Fund

Class V

Annual Shareholder Report

VEFVX

December 31, 2025

Venerable Small Cap Index Fund

Class V

VVAVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Small Cap Index Fund for the period of September 12, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$20Footnote Reference(a)	0.68%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, U.S. small-cap equities posted positive returns amid fluctuating market conditions and heightened volatility relative to large-cap equities. Over the same period, the Fund recorded positive absolute performance and achieved its investment objective by closely tracking the performance of its secondary benchmark, the Russell 2000® Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Russell 3000®IndexFootnote Reference(b)	Russell 2000® Index
9/12/2025	10,000	10,000	10,000
12/31/2025	10,370	10,392	10,397

Annual Fund Performance*

Since Inception
Class V	3.70%
Russell 3000®IndexFootnote Reference(b)	3.92%
Russell 2000® Index	3.97%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$235,666
Total Number of Portfolio Holdings	1,956
Total Advisory Fees Paid (thousands)	$222
Portfolio Turnover Rate	7%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	1.8%
Common Stocks	98.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.3%
Health Care	17.9%
Producer Durables	15.5%
Technology	13.2%
Consumer Discretionary	10.7%
Materials and Processing	7.1%
Utilities	4.3%
Energy	4.2%
Consumer Staples	1.8%
Other	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.

Venerable Small Cap Index Fund

Class V

Annual Shareholder Report

VVAVX

December 31, 2025

Venerable International Index Fund

Class I

VEEIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable International Index Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$15Footnote Reference(a)	0.45%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, developed international equity markets recorded positive returns despite ongoing market volatility related to economic and geopolitical developments. Over the period, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the MSCI EAFE Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	MSCI EAFE Index (Net)
9/5/2025	10,000	10,000
12/31/2025	10,620	10,659

Annual Fund Performance*

Since Inception
Class I	6.20%
MSCI EAFE Index (Net)	6.59%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$1,022,325
Total Number of Portfolio Holdings	692
Total Advisory Fees Paid (thousands)	$954
Portfolio Turnover Rate	5%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	0.3%
Short-Term Investments	0.9%
Common Stocks	99.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	22.0%
United Kingdom	11.2%
United States	9.4%
Germany	9.3%
France	9.0%
Australia	7.0%
Switzerland	4.9%
Netherlands	4.7%
Spain	3.7%
Sweden	3.3%
Other Common Stocks	14.5%
Other	1.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable International Index Fund

Class I

Annual Shareholder Report

VEEIX

December 31, 2025

Venerable International Index Fund

Class V

VEEVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable International Index Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$23Footnote Reference(a)	0.70%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, developed international equity markets recorded positive returns despite ongoing market volatility related to economic and geopolitical developments. Over the period, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the MSCI EAFE Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	MSCI EAFE Index (Net)
9/5/2025	10,000	10,000
12/31/2025	10,610	10,659

Annual Fund Performance*

Since Inception
Class V	6.10%
MSCI EAFE Index (Net)	6.59%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$1,022,325
Total Number of Portfolio Holdings	692
Total Advisory Fees Paid (thousands)	$954
Portfolio Turnover Rate	5%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	0.3%
Short-Term Investments	0.9%
Common Stocks	99.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	22.0%
United Kingdom	11.2%
United States	9.4%
Germany	9.3%
France	9.0%
Australia	7.0%
Switzerland	4.9%
Netherlands	4.7%
Spain	3.7%
Sweden	3.3%
Other Common Stocks	14.5%
Other	1.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable International Index Fund

Class V

Annual Shareholder Report

VEEVX

December 31, 2025

Venerable Bond Index Fund

Class I

VECIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Bond Index Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$11Footnote Reference(a)	0.36%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From the Fund's inception in September 2025 through the year ended December 31, 2025, market sentiment wavered as uncertainties increased in the initial portion of Q4 and rebounded to an extent in December due to strong U.S. economic growth and moderate inflation. The U.S. Federal Reserve (Fed) delivered three successive 25-bp cuts to the federal funds rate across their meetings in Q4, ending the period at 3.50% - 3.75%. Fixed income volatility fell toward the end of the quarter, reaching lowest levels since 2021.

Since inception, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the Bloomberg U.S. Aggregate Bond Index, before expenses. Securitized sectors saw positive absolute returns as spreads tightened. Investment-grade corporate bonds also performed positively.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	Bloomberg U.S. Aggregate Bond Index
9/5/2025	10,000	10,000
12/31/2025	10,096	10,127

Annual Fund Performance*

Since Inception
Class I	0.96%
Bloomberg U.S. Aggregate Bond Index	1.27%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$367,352
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$284
Portfolio Turnover Rate	27%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.1%
Short-Term Investments	0.3%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	44.7%
Corporate Bonds and Notes	25.7%
Mortgage-Backed Securities	25.5%
International Debt	1.8%
United States Government Agencies	0.5%
Asset-Backed Securities	0.4%
Other	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable Bond Index Fund

Class I

Annual Shareholder Report

VECIX

December 31, 2025

Venerable Bond Index Fund

Class V

VECVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Bond Index Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$19Footnote Reference(a)	0.61%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From the Fund's inception in September 2025 through the year ended December 31, 2025, market sentiment wavered as uncertainties increased in the initial portion of Q4 and rebounded to an extent in December due to strong U.S. economic growth and moderate inflation. The U.S. Federal Reserve (Fed) delivered three successive 25-bp cuts to the federal funds rate across their meetings in Q4, ending the period at 3.50% - 3.75%. Fixed income volatility fell toward the end of the quarter, reaching lowest levels since 2021.

Since inception, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the Bloomberg U.S. Aggregate Bond Index, before expenses. Securitized sectors saw positive absolute returns as spreads tightened. Investment-grade corporate bonds also performed positively.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Bloomberg U.S. Aggregate Bond Index
9/5/2025	10,000	10,000
12/31/2025	10,084	10,127

Annual Fund Performance*

Since Inception
Class V	0.84%
Bloomberg U.S. Aggregate Bond Index	1.27%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$367,352
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$284
Portfolio Turnover Rate	27%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.1%
Short-Term Investments	0.3%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	44.7%
Corporate Bonds and Notes	25.7%
Mortgage-Backed Securities	25.5%
International Debt	1.8%
United States Government Agencies	0.5%
Asset-Backed Securities	0.4%
Other	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable Bond Index Fund

Class V

Annual Shareholder Report

VECVX

December 31, 2025

Venerable Intermediate Corporate Bond Index Fund

Class I

VEBIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Intermediate Corporate Bond Index Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$11Footnote Reference(a)	0.36%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From the Fund's inception in September 2025 through the year ended December 31, 2025, risk assets generally performed well, and all-in U.S. investment grade (IG) fixed income yields remained attractive relative to perceived risk. This supported investor sentiment despite spreads remaining near multi-decade tights and a growing focus on potential supply pressures tied to artificial intelligence-related capital needs and increased merger and acquisition activity.

Since inception, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its secondary benchmark, the Bloomberg U.S. Corporate 5-10 Year Index, before expenses. U.S. IG corporate credit delivered positive absolute performance, supported largely by steady coupon income.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Bloomberg US Credit Corp 5-10 Year Index
9/5/2025	10,000	10,000	10,000
12/31/2025	10,114	10,127	10,149

Annual Fund Performance*

Since Inception
Class I	1.14%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	1.27%
Bloomberg US Credit Corp 5-10 Year Index	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$959,093
Total Number of Portfolio Holdings	296
Total Advisory Fees Paid (thousands)	$706
Portfolio Turnover Rate	11%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.6%
Short-Term Investments	0.4%
Long-Term Fixed Income Investments	98.0%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	95.0%
International Debt	3.0%
Other	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.

Venerable Intermediate Corporate Bond Index Fund

Class I

Annual Shareholder Report

VEBIX

December 31, 2025

Venerable Conservative Allocation Fund

Class V

VCAVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Conservative Allocation Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$17Footnote Reference(a)	0.52%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and underperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to intermediate corporate credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in underlying funds that seek to replicate the performance of their respective performance benchmarks and therefore security selection of the underlying funds is not a driver of Fund performance.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Venerable Conservative Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,210	10,127	10,249

Annual Fund Performance*

Since Inception
Class V	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	1.27%
Venerable Conservative Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	2.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$159,452
Total Number of Portfolio Holdings	4
Total Advisory Fees Paid (thousands)	$26
Portfolio Turnover Rate	7%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.2%
Domestic Equities	17.4%
International Equities	7.5%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.
Footnote(c)	The Venerable Conservative Allocation Fund Performance Composite Benchmark consists of 17.50% S&P 500® Index, 7.50% MSCI EAFE Index (Net), and 75% Bloomberg U.S. Aggregate Bond Index.

Venerable Conservative Allocation Fund

Class V

Annual Shareholder Report

VCAVX

December 31, 2025

Venerable Conservative Appreciation Allocation Fund

Class V

VIAVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Conservative Appreciation Allocation Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$17Footnote Reference(a)	0.52%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and underperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to intermediate corporate credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in underlying funds that seek to replicate the performance of their respective performance benchmarks and therefore security selection of the underlying funds is not a driver of Fund performance.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Venerable Conservative Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,290	10,127	10,322

Annual Fund Performance*

Since Inception
Class V	2.90%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	1.27%
Venerable Conservative Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	3.22%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$483,650
Total Number of Portfolio Holdings	4
Total Advisory Fees Paid (thousands)	$78
Portfolio Turnover Rate	7%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	60.2%
Domestic Equities	27.8%
International Equities	12.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.
Footnote(c)	The Venerable Conservative Appreciation Allocation Fund Performance Composite Benchmark consists of 28% S&P 500® Index, 12% MSCI EAFE Index (Net), and 60% Bloomberg U.S. Aggregate Bond Index.

Venerable Conservative Appreciation Allocation Fund

Class V

Annual Shareholder Report

VIAVX

December 31, 2025

Venerable World Conservative Allocation Fund

Class V

VWCVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable World Conservative Allocation Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$2Footnote Reference(a)	0.07%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and outperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to high yield credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in actively managed underlying funds, and all three underlying funds outperformed their respective benchmarks over the period.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Venerable World Conservative Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,350	10,127	10,317

Annual Fund Performance*

Since Inception
Class V	3.50%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	1.27%
Venerable World Conservative Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	3.17%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$149,304
Total Number of Portfolio Holdings	3
Total Advisory Fees Paid (thousands)	$0
Portfolio Turnover Rate	8%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	60.2%
International Equities	39.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.
Footnote(c)	The Venerable World Conservative Allocation Fund Performance Composite Benchmark consists of 40% MSCI World Index (Net) and 60% Bloomberg U.S. Aggregate Bond Index.

Venerable World Conservative Allocation Fund

Class V

Annual Shareholder Report

VWCVX

December 31, 2025

Venerable Moderate Allocation Fund

Class V

VMAVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Moderate Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$18	0.17%

How did the Fund perform last year and what affected its performance?

For the year ended December 31, 2025, the Fund posted positive absolute performance and modestly underperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to high yield credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in actively managed underlying funds, and the performance of the underlying funds was mixed relative to their respective performance benchmarks over the period.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Russell 1000®IndexFootnote Reference(a)	Venerable Moderate Performance BenchmarkFootnote Reference(b)
9/4/2024	10,000	10,000	10,000
12/31/2024	10,390	10,742	10,333
12/31/2025	11,704	12,608	11,719

Annual Fund Performance*

	1 Year	Since Inception
Class V	12.64%	12.62%
Russell 1000®IndexFootnote Reference(a)	17.37%	19.14%
Venerable Moderate Performance BenchmarkFootnote Reference(b)	13.41%	12.73%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$2,185,412
Total Number of Portfolio Holdings	4
Total Advisory Fees Paid (thousands)	$1,119
Portfolio Turnover Rate	36%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Domestic Equities	59.9%
Fixed Income	40.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Primary benchmark is representative of overall market.
Footnote(b)	The Venerable Moderate Performance Benchmark consists of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Venerable Moderate Allocation Fund

Class V

Annual Shareholder Report

VMAVX

December 31, 2025

Venerable Moderate Appreciation Allocation Fund

Class V

VIIVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Moderate Appreciation Allocation Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$16Footnote Reference(a)	0.51%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund underperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to intermediate corporate credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in underlying funds that seek to replicate the performance of their respective performance benchmarks and therefore security selection of the underlying funds is not a driver of Fund performance.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	MSCI World Index (Net)Footnote Reference(b)	Venerable Moderate Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,390	10,606	10,421

Annual Fund Performance*

Since Inception
Class V	3.90%
MSCI World Index (Net)Footnote Reference(b)	6.06%
Venerable Moderate Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	4.21%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$1,008,390
Total Number of Portfolio Holdings	4
Total Advisory Fees Paid (thousands)	$161
Portfolio Turnover Rate	6%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Domestic Equities	42.0%
Fixed Income	39.9%
International Equities	18.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.
Footnote(c)	The Venerable Moderate Appreciation Allocation Fund Performance Composite Benchmark consists of 42% S&P 500® Index, 18% MSCI EAFE Index (Net), and 40% Bloomberg U.S. Aggregate Bond Index.

Venerable Moderate Appreciation Allocation Fund

Class V

Annual Shareholder Report

VIIVX

December 31, 2025

Venerable World Moderate Allocation Fund

Class V

VWMVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable World Moderate Allocation Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$6Footnote Reference(a)	0.19%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and outperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to high yield credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in actively managed underlying funds, and all three underlying funds outperformed their respective benchmarks over the period.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	MSCI World Index (Net)Footnote Reference(b)	Venerable World Moderate Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,430	10,606	10,413

Annual Fund Performance*

Since Inception
Class V	4.30%
MSCI World Index (Net)Footnote Reference(b)	6.06%
Venerable World Moderate Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	4.13%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$379,975
Total Number of Portfolio Holdings	3
Total Advisory Fees Paid (thousands)	$61
Portfolio Turnover Rate	6%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	60.1%
Fixed Income	39.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.
Footnote(c)	The Venerable World Moderate Allocation Fund Performance Composite Benchmark consists of 60% MSCI World Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index.

Venerable World Moderate Allocation Fund

Class V

Annual Shareholder Report

VWMVX

December 31, 2025

Venerable Appreciation Allocation Fund

Class V

VAAVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable Appreciation Allocation Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$16Footnote Reference(a)	0.50%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and underperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to intermediate corporate credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in underlying funds that seek to replicate the performance of their respective performance benchmarks and therefore security selection of the underlying funds is not a driver of Fund performance.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	MSCI World Index (Net)Footnote Reference(b)	Venerable Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,460	10,606	10,495

Annual Fund Performance*

Since Inception
Class V	4.60%
MSCI World Index (Net)Footnote Reference(b)	6.06%
Venerable Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	4.95%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$1,571,790
Total Number of Portfolio Holdings	3
Total Advisory Fees Paid (thousands)	$251
Portfolio Turnover Rate	6%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Domestic Equities	52.5%
Fixed Income	24.9%
International Equities	22.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.
Footnote(c)	The Venerable Appreciation Allocation Fund Performance Composite Benchmark consists of 52.50% S&P 500® Index, 22.50% MSCI EAFE Index (Net), and 25% Bloomberg U.S. Aggregate Bond Index.

Venerable Appreciation Allocation Fund

Class V

Annual Shareholder Report

VAAVX

December 31, 2025

Venerable World Appreciation Allocation Fund

Class V

VEDVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Venerable World Appreciation Allocation Fund for the period of September 5, 2025 to December 31, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$5Footnote Reference(a)	0.16%Footnote Reference(a)

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and outperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to high yield credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in actively managed underlying funds, and all three underlying funds outperformed their respective benchmarks over the period.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	MSCI World Index (Net)Footnote Reference(b)	Venerable World Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,500	10,606	10,485

Annual Fund Performance*

Since Inception
Class V	5.00%
MSCI World Index (Net)Footnote Reference(b)	6.06%
Venerable World Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	4.85%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$380,212
Total Number of Portfolio Holdings	3
Total Advisory Fees Paid (thousands)	$60
Portfolio Turnover Rate	5%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	75.2%
Fixed Income	24.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.
Footnote(c)	The Venerable World Appreciation Allocation Fund Performance Composite Benchmark consists of 75% MSCI World Index (Net) and 25% Bloomberg U.S. Aggregate Bond Index.

Venerable World Appreciation Allocation Fund

Class V

Annual Shareholder Report

VEDVX

December 31, 2025

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).  There have been no material amendments to, or waivers in connection with, the Code during the period covered by this Report.  The registrant has filed a copy of the Code as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Sherilyn Anderson, John Guy, and Julian Sluyters each have been determined to be an Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2024    $169,000
2025    $645,610

Audit-Related Fees

(b) The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2024    $0                                            None
2025    $0                                            None

Tax Fees

(c) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2024    $24,500                                   Tax compliance services
2025    $137,060                                 Tax compliance services

All Other Fees

(d) The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2024    $0
2025    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by registrant’s accountants:

Venerable Variable Insurance Trust
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  November 19, 2024

I.          Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the Audit Committee (the “Audit Committee”) of Venerable Variable Insurance Trust (“VVIT”) to apply to any and all engagements of the independent auditor with: (1) VVIT, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).1  The term “Fund” shall collectively refer to each series of VVIT.  The term “Investment Adviser” shall refer to the Funds’ adviser, Venerable Investment Advisers, LLC (“VIA”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.        Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

(a) Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
(b) Results in the auditor acting as management or an employee of the audit client;
(c) Places the auditor in the position of auditing its own work; or
(d) Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.2  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.      Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.       Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit and non-audited services engagement terms and fees for the independent auditor for the Funds, as described herein, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the services set forth in below. All other services not listed below must be specifically pre- approved by the Audit Committee or its delegate.

V.        Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

VI.       Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

All tax services provided by the independent auditor must be specifically pre-approved by the Audit Committee or its delegate.

VII.     All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

A list of the SEC’s prohibited non-audit services are as follows:

(a) Bookkeeping or other services relating to the accounting records or financial statements of the Funds
(b) Financial information system design and implementation
(c) Appraisal or valuation services, fairness opinions or contribution-in-kind reports
(d) Actuarial services
(e) Internal audit outsourcing services
(f) Management functions
(g) Human resources services
(h) Broker-dealer, investment adviser or investment banking services
(i) Legal services unrelated to the audit
(j) Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.    De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by VVIT, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by VVIT, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

VIII.    Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

IX.       Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “VVIT Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

VIA’s or its affiliates’ associates and the officers of VVIT will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of VVIT.

X.        Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and VVIT, VIA and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

Footnotes
1 Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
2 As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.

(e) (2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable, as the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years were as follows:

2024   $24,500
2025   $241,811

(h) Not applicable.

(i) Not applicable.

(j) Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Venerable Variable Insurance Trust
December 31, 2025
FUND
Venerable US Large Cap Core Equity Fund
Venerable US Large Cap Strategic Equity Fund
Venerable US Small Cap Fund
Venerable Emerging Markets Equity Fund
Venerable World Equity Fund
Venerable High Yield Fund
Venerable Strategic Bond Fund
Venerable Large Cap Index Fund
Venerable Mid Cap Index Fund
Venerable Small Cap Index Fund
Venerable International Index Fund
Venerable Bond Index Fund
Venerable Intermediate Corporate Bond Index Fund
Venerable Conservative Allocation Fund
Venerable Conservative Appreciation Allocation Fund
Venerable World Conservative Allocation Fund
Venerable Moderate Allocation Fund
Venerable Moderate Appreciation Allocation Fund
Venerable World Moderate Allocation Fund
Venerable Appreciation Allocation Fund
Venerable World Appreciation Allocation Fund

Venerable Variable
Insurance Trust
Venerable Variable Insurance
Trust is a series investment
company with twenty-one
different investment portfolios
referred to as Funds.

Page
Venerable US Large Cap Core Equity Fund (Form N-CSR Item 7) 3
Venerable US Large Cap Strategic Equity Fund (Form N-CSR Item 7) 12
Venerable US Small Cap Fund (Form N-CSR Item 7) 22
Venerable Emerging Markets Equity Fund (Form N-CSR Item 7) 37
Venerable World Equity Fund (Form N-CSR Item 7) 49
Venerable High Yield Fund (Form N-CSR Item 7) 63
Venerable Strategic Bond Fund (Form N-CSR Item 7) 73
Venerable Large Cap Index Fund (Form N-CSR Item 7) 88
Venerable Mid Cap Index Fund (Form N-CSR Item 7) 98
Venerable Small Cap Index Fund (Form N-CSR Item 7) 112
Venerable International Index Fund (Form N-CSR Item 7) 136
Venerable Bond Index Fund (Form N-CSR Item 7) 150
Venerable Intermediate Corporate Bond Index Fund (Form N-CSR Item 7) 162
Venerable Conservative Allocation Fund (Form N-CSR Item 7) 173
Venerable Conservative Appreciation Allocation Fund (Form N-CSR Item 7) 178
Venerable World Conservative Allocation Fund (Form N-CSR Item 7) 183
Venerable Moderate Allocation Fund (Form N-CSR Item 7) 188
Venerable Moderate Appreciation Allocation Fund (Form N-CSR Item 7) 193
Venerable World Moderate Allocation Fund (Form N-CSR Item 7) 198
Venerable Appreciation Allocation Fund (Form N-CSR Item 7) 203
Venerable World Appreciation Allocation Fund (Form N-CSR Item 7) 208
Notes to Schedules of Investments (Form N-CSR Item 7) 213
Notes to Financial Highlights (Form N-CSR Item 7) 214
Notes to Financial Statements (Form N-CSR Item 7) 215
Report of Independent Registered Public Accounting Firm 237
Tax Information 239
Basis for Approval of Investment Advisory Contracts (Form N-CSR Item 11) 240
Adviser, Sub-Advisers and Service Providers 255
Venerable Variable Insurance Trust
Annual Financial Statements and Other Information
December 31, 2025
Table of Contents

Venerable Variable Insurance Trust (the “Trust”)
The Trust’s investment adviser is Venerable Investment Advisers, LLC (the "Adviser"). The Adviser is a wholly-
owned subsidiary of Venerable Holdings, Inc. ("Venerable"). Created by an investor group led by affiliates of
Apollo Global Management, Inc., Crestview Partners, and Reverence Capital Partners, Venerable owns and manages legacy variable annuity businesses acquired from other entities.
Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
The Funds are distributed by Russell Investments Financial Services, LLC (the “Distributor”) (member FINRA), which is not affiliated with the Adviser. The Distributor will make payments to financial intermediaries, including to Directed Services LLC (“DSL”), an affiliate of the Adviser to the Trust which will provide distribution-related services to the Trust.

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Core Equity Fund 3
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 97.8%
Consumer Discretionary - 13.2%
Amazon.com, Inc.(Æ) 103,083 23,794
AutoZone, Inc.(Æ) 99 336
Axon Enterprise, Inc.(Æ) 714 406
Best Buy Co., Inc. 6,727 450
Carnival Corp. 14,950 457
Charter Communications, Inc. Class A(Æ) 1,640 342
Chipotle Mexican Grill, Inc. Class A(Æ) 33,131 1,226
Comcast Corp. Class A 23,518 703
Costco Wholesale Corp. 1,385 1,194
Coupang , Inc.(Æ) 34,304 809
Deckers Outdoor Corp.(Æ) 9,382 973
Dollar General Corp. 3,340 443
Domino's Pizza, Inc. 1,739 725
DR Horton, Inc. 13,623 1,962
Expedia Group, Inc. 1,331 377
Ford Motor Co. 40,526 532
Garmin, Ltd. 1,016 206
General Motors Co. 69,327 5,638
Hilton Worldwide Holdings, Inc. 1,472 423
Home Depot, Inc. (The) 7,736 2,662
Lear Corp. 5,622 644
Lennar Corp. Class A 3,915 402
Leonardo DRS, Inc. 3,881 132
Lowe's Cos., Inc. 19,902 4,800
Marriott International, Inc. Class A 3,471 1,077
McDonald's Corp. 12,555 3,837
Netflix, Inc. Class B(Æ) 24,372 2,285
NIKE, Inc. Class B 28,825 1,836
NVR, Inc.(Æ) 157 1,145
O'Reilly Automotive, Inc.(Æ) 26,006 2,372
Royal Caribbean Cruises, Ltd. 1,996 557
RTX Corp. 10,398 1,907
Starbucks Corp. 4,162 350
Target Corp. 19,958 1,951
Tesla, Inc.(Æ) 14,574 6,554
TJX Cos., Inc. (The) 4,042 621
Walmart, Inc. 62,439 6,956
Walt Disney Co. (The) 38,111 4,336
Wayfair, Inc. Class A(Æ) 1,632 164
Williams-Sonoma, Inc. 4,339 775
Yum! Brands, Inc. 2,588 392
86,751
Consumer Staples - 2.2%
Altria Group, Inc. 8,250 476
Archer-Daniels-Midland Co. 9,573 550
Church & Dwight Co., Inc. 7,035 590
Clorox Co. (The) 3,976 401
Coca-Cola Co. (The) 9,673 676
General Mills, Inc. 6,913 321
Kenvue , Inc. 13,118 226
Kimberly-Clark Corp. 2,847 287
Kroger Co. (The) 6,173 386
Mondelez International, Inc. Class A 77,941 4,196
Monster Beverage Corp.(Æ) 24,896 1,909
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
PepsiCo, Inc. 5,167 742
Philip Morris International, Inc. 5,511 884
Pilgrim's Pride Corp. 11,824 461
Procter & Gamble Co. (The) 6,734 965
Smithfield Foods, Inc. 7,279 163
Sysco Corp. 4,906 361
Tyson Foods, Inc. Class A 15,786 925
14,519
Energy - 2.9%
Baker Hughes Co. 102,457 4,666
Chevron Corp. 4,867 742
Devon Energy Corp. 11,280 413
Eaton Corp. PLC 11,954 3,807
EOG Resources, Inc. 4,527 475
Exxon Mobil Corp. 34,540 4,157
ONEOK, Inc. 4,667 343
Phillips 66 14,862 1,918
Schlumberger NV 10,910 419
Valero Energy Corp. 10,831 1,763
Williams Cos., Inc. (The) 9,455 568
19,271
Financial Services - 14.6%
Aflac, Inc. 6,058 668
Allstate Corp. (The) 1,846 384
Ally Financial, Inc. 21,960 995
American Express Co. 13,889 5,138
American International Group, Inc. 18,571 1,589
American Tower Corp.(ö) 8,840 1,552
Ameriprise Financial, Inc. 3,028 1,485
Aon PLC Class A 1,071 378
Arthur J Gallagher & Co. 12,618 3,265
Bank of America Corp. 83,475 4,591
Bank of New York Mellon Corp. (The) 19,296 2,240
Berkshire Hathaway, Inc. Class B(Æ) 15,921 8,003
BlackRock, Inc. 653 699
Blackstone, Inc. Class A 19,731 3,041
BOK Financial Corp. 2,928 347
Brown & Brown, Inc. 3,540 282
Camden Property Trust(ö) 9,810 1,080
Capital One Financial Corp. 12,757 3,092
CBRE Group, Inc. Class A(Æ) 6,023 968
Charles Schwab Corp. (The) 5,664 566
Chubb, Ltd. 1,382 431
Citigroup, Inc. 37,491 4,375
CME Group, Inc. Class A 1,772 484
CNA Financial Corp. 6,537 312
Corebridge Financial, Inc. 12,638 381
Essex Property Trust, Inc.(ö) 4,306 1,127
Everest Group, Ltd. 2,365 803
Globe Life, Inc. 5,053 707
Goldman Sachs Group, Inc. (The) 1,185 1,042
Interactive Brokers Group, Inc. Class A 25,374 1,632
Intercontinental Exchange, Inc. 20,495 3,319
Jefferies Financial Group, Inc. 10,908 676
KKR & Co., Inc. Class A 2,986 381

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
4 Venerable US Large Cap Core Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Marsh & McLennan Cos., Inc. 2,400 445
Mastercard , Inc. Class A 15,768 9,002
MetLife, Inc. 4,679 369
Millrose Properties, Inc. Class A(ö) 4,449 133
Morgan Stanley 17,033 3,024
NU Holdings, Ltd. Class A(Æ) 62,933 1,054
Popular, Inc. 1,689 210
Progressive Corp. (The) 8,850 2,015
Prologis, Inc.(ö) 18,126 2,314
Prudential Financial, Inc. 10,694 1,207
Public Storage(ö) 1,253 325
Realty Income Corp.(ö) 6,518 367
Reinsurance Group of America, Inc. Class A 5,665 1,153
Rocket Cos., Inc. Class A 65,367 1,266
Travelers Cos., Inc. (The) 12,499 3,625
Truist Financial Corp. 9,067 446
US Bancorp 25,449 1,358
VICI Properties, Inc.(ö) 11,647 328
Visa, Inc. Class A 12,238 4,292
Wells Fargo & Co. 63,288 5,898
Welltower , Inc.(ö) 2,534 470
95,334
Health Care - 10.0%
Abbott Laboratories 5,959 747
AbbVie, Inc. 15,835 3,618
Agilent Technologies, Inc. 2,467 336
Align Technology, Inc.(Æ) 4,758 743
Alnylam Pharmaceuticals, Inc.(Æ) 3,162 1,257
Amgen, Inc. 1,154 378
Becton Dickinson & Co. 1,874 364
Boston Scientific Corp.(Æ) 3,833 366
Bristol-Myers Squibb Co. 7,619 411
Cardinal Health, Inc. 1,660 341
Cencora , Inc. Class A 1,138 384
Centene Corp.(Æ) 5,160 212
Cigna Group (The) 8,859 2,438
CVS Health Corp. 4,745 377
Danaher Corp. 22,207 5,084
Dentsply Sirona, Inc. 27,387 313
DexCom , Inc.(Æ) 3,786 251
Edwards Lifesciences Corp.(Æ) 48,190 4,108
Elevance Health, Inc. 4,288 1,503
Eli Lilly & Co. 5,433 5,839
GE HealthCare Technologies, Inc. 10,347 849
Gilead Sciences, Inc. 5,321 653
Halozyme Therapeutics, Inc.(Æ) 2,973 200
HCA Healthcare, Inc. 819 382
Humana, Inc. 453 116
Incyte Corp.(Æ) 6,369 629
Intuitive Surgical, Inc.(Æ) 1,119 634
Johnson & Johnson 34,058 7,048
Labcorp Holdings, Inc. 8,882 2,228
McKesson Corp. 3,324 2,727
Medtronic PLC 50,325 4,834
Merck & Co., Inc. 8,813 928
Pfizer, Inc. 15,262 380
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Quest Diagnostics, Inc. 1,837 319
Regeneron Pharmaceuticals, Inc. 4,788 3,696
ResMed , Inc. 1,288 310
Stryker Corp. 14,764 5,189
Thermo Fisher Scientific, Inc. 674 391
Ultragenyx Pharmaceutical, Inc.(Æ) 6,801 156
UnitedHealth Group, Inc. 2,400 792
Vertex Pharmaceuticals, Inc.(Æ) 6,239 2,829
West Pharmaceutical Services, Inc. 1,837 505
Zoetis, Inc. Class A 3,134 394
65,259
Materials and Processing - 4.0%
Air Products and Chemicals, Inc. 1,343 332
Ball Corp. 4,661 247
Carrier Global Corp. 19,370 1,024
Celanese Corp. Class A 11,322 479
Copart , Inc.(Æ) 8,706 341
Crown Holdings, Inc. 10,735 1,105
Ecolab, Inc. 2,011 528
Fastenal Co. 16,129 647
Freeport-McMoRan, Inc. 9,060 460
General Electric Co. 8,000 2,464
Huntsman Corp. 24,238 242
James Hardie Industries PLC(Æ) 13,566 281
Johnson Controls International PLC 3,591 430
Linde PLC 14,378 6,131
Masco Corp. 15,093 958
Newmont Corp. 7,797 779
Reliance, Inc. 2,384 689
Sherwin-Williams Co. (The) 2,716 880
Solstice Advanced Materials Inc. 2,478 120
Southern Copper Corp. 3,721 534
Trane Technologies PLC 6,240 2,429
Vulcan Materials Co. 14,029 4,001
Watsco , Inc. 1,200 404
Westlake Corp. 6,205 459
25,964
Producer Durables - 9.0%
3M Co. 4,351 697
AMETEK, Inc. 12,241 2,513
Amphenol Corp. Class A 45,640 6,168
AO Smith Corp. 2,846 190
Automatic Data Processing, Inc. 6,850 1,762
Boeing Co. (The)(Æ) 1,797 390
Caterpillar, Inc. 2,182 1,250
Cintas Corp. 4,616 868
Comfort Systems USA, Inc. 1,894 1,768
CSX Corp. 11,573 420
Deere & Co. 4,691 2,184
Delta Air Lines, Inc. 7,182 498
EMCOR Group, Inc. 1,898 1,161
Emerson Electric Co. 2,955 392
Expeditors International of Washington, Inc. 4,005 597
FedEx Corp. 2,354 680
FTI Consulting, Inc.(Æ) 3,451 590

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Core Equity Fund 5
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Gartner, Inc.(Æ) 1,171 295
GE Vernova , Inc. 2,116 1,383
Graco , Inc. 9,750 799
HEICO Corp. 3,641 1,178
Honeywell International, Inc. 9,912 1,934
Howmet Aerospace, Inc. 8,004 1,641
Huntington Ingalls Industries, Inc. 1,929 656
Illinois Tool Works, Inc. 1,507 371
Keysight Technologies, Inc.(Æ) 2,479 504
Landstar System, Inc. 4,290 616
Lockheed Martin Corp. 3,838 1,856
MasTec , Inc.(Æ) 3,359 730
Mettler -Toledo International, Inc.(Æ) 1,349 1,881
Moody's Corp. 6,577 3,360
Norfolk Southern Corp. 1,457 421
Northrop Grumman Corp. 5,814 3,315
Old Dominion Freight Line, Inc. 1,696 266
Otis Worldwide Corp. 15,471 1,351
PACCAR, Inc. 5,128 562
Paychex, Inc. 3,918 440
PayPal Holdings, Inc. 5,146 300
Quanta Services, Inc. 1,032 436
Republic Services, Inc. Class A 2,193 465
Rockwell Automation, Inc. 923 359
Rollins, Inc. 4,124 248
Ryder System, Inc. 3,415 654
S&P Global, Inc. 986 515
Scotts Miracle- Gro Co. (The) Class A 7,539 440
Southwest Airlines Co. 28,094 1,161
Teledyne Technologies, Inc.(Æ) 824 421
Trade Desk, Inc. (The) Class A(Æ) 2,356 89
TransDigm Group, Inc. 3,251 4,323
Union Pacific Corp. 2,018 467
United Airlines, Inc.(Æ) 4,367 488
United Parcel Service, Inc. Class B 4,147 411
United Rentals, Inc. 739 598
Veralto Corp. 10,598 1,057
Verisk Analytics, Inc. Class A 1,239 277
Waste Management, Inc. 2,266 498
Westinghouse Air Brake Technologies Corp. 1,831 391
59,285
Technology - 39.2%
Accenture PLC Class A 9,877 2,650
Adobe, Inc.(Æ) 8,451 2,958
Airbnb, Inc. Class A(Æ) 7,173 974
Alphabet, Inc. Class A 47,748 14,945
Alphabet, Inc. Class C 54,638 17,145
Analog Devices, Inc. 10,397 2,820
Apple, Inc. 134,016 36,434
Applied Materials, Inc. 5,503 1,414
Arista Networks, Inc.(Æ) 24,042 3,150
Atlassian Corp. Class A(Æ) 4,309 699
Autodesk, Inc.(Æ) 1,445 428
Booking Holdings, Inc. 605 3,240
Broadcom, Inc. 40,062 13,865
Broadridge Financial Solutions, Inc. 1,539 343
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cadence Design Systems, Inc.(Æ) 7,028 2,197
Cisco Systems, Inc. 16,575 1,277
Cognizant Technology Solutions Corp.
Class A 8,732 725
Corteva , Inc. 5,234 351
Crowdstrike Holdings, Inc. Class A(Æ) 1,686 790
Datadog , Inc. Class A(Æ) 2,558 348
DoorDash , Inc. Class A(Æ) 5,341 1,210
Dropbox, Inc. Class A(Æ) 42,811 1,190
Fiserv, Inc.(Æ) 5,696 383
Fortinet, Inc.(Æ) 21,598 1,715
Hewlett Packard Enterprise Co. 18,529 445
IBM Corp. 4,979 1,475
Intel Corp.(Æ) 18,782 693
Intuit, Inc. 8,744 5,792
KLA Corp. 967 1,175
Lam Research Corp. 18,856 3,228
Manhattan Associates, Inc.(Æ) 5,864 1,016
Maplebear , Inc.(Æ) 4,923 221
Match Group, Inc. 23,601 762
Meta Platforms, Inc. Class A 25,824 17,046
Micron Technology, Inc. 6,063 1,730
Microsoft Corp. 71,690 34,671
Monolithic Power Systems, Inc. 636 576
Motorola Solutions, Inc. 1,713 657
Nutanix , Inc. Class A(Æ) 12,045 623
NVIDIA Corp. 215,282 40,150
NXP Semiconductors NV 23,246 5,046
ON Semiconductor Corp.(Æ) 6,959 377
Oracle Corp. 31,891 6,216
Palantir Technologies, Inc. Class A(Æ) 7,835 1,393
Palo Alto Networks, Inc.(Æ) 4,271 787
Pegasystems , Inc. 15,022 897
QUALCOMM, Inc. 21,905 3,747
RingCentral, Inc. Class A(Æ) 13,415 387
ROBLOX Corp. Class A(Æ) 7,584 615
Roku, Inc.(Æ) 7,716 837
Roper Technologies, Inc. 3,384 1,506
Salesforce, Inc. 7,906 2,094
ServiceNow , Inc.(Æ) 24,095 3,691
Super Micro Computer, Inc.(Æ) 9,751 285
Synopsys, Inc.(Æ) 894 420
TE Connectivity PLC 2,592 590
Teradyne, Inc. 9,620 1,862
Texas Instruments, Inc. 2,357 409
Tyler Technologies, Inc.(Æ) 758 344
Uber Technologies, Inc.(Æ) 7,618 622
VeriSign, Inc. 6,281 1,526
Western Digital Corp. 4,629 797
Workday, Inc. Class A(Æ) 1,710 367
Zscaler , Inc.(Æ) 2,501 563
256,889
Utilities - 2.7%
American Electric Power Co., Inc. 4,236 488
AT&T, Inc. 36,198 899
ConocoPhillips 21,382 2,001

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
6 Venerable US Large Cap Core Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Consolidated Edison, Inc. 3,799 377
Duke Energy Corp. 3,648 428
Entergy Corp. 15,208 1,406
Exelon Corp. 12,661 552
NextEra Energy, Inc. 70,828 5,686
Public Service Enterprise Group, Inc. 10,843 871
Sempra 4,896 432
Southern Co. (The) 25,572 2,230
T-Mobile US, Inc. 3,197 649
Verizon Communications, Inc. 20,664 842
WEC Energy Group, Inc. 3,527 372
Xcel Energy, Inc. 5,364 396
17,629
Total Common Stocks
(cost $617,592) 640,901
Short-Term Investments - 2.1%
State Street Institutional U.S. Government
Money Market Fund 13,841,129 13,841
Total Short-Term Investments
(cost $13,841) 13,841
Total Investments - 99.9%
(cost $631,433) 654,742
Other Assets net of Liabilities
- 0.1%
574
Net Assets - 100.0%
655,316

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Core Equity Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 37 USD 12,751 03/20/2026 24
Total Futures Contracts (å) 24
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 86,751 $ — $ — $ 86,751
Consumer Staples 14,519 — — 14,519
Energy 19,271 — — 19,271
Financial Services 95,334 — — 95,334
Health Care 65,259 — — 65,259
Materials and Processing 25,964 — — 25,964
Producer Durables 59,285 — — 59,285
Technology 256,889 — — 256,889
Utilities 17,629 — — 17,629
Short-Term Investments 13,841 — — 13,841
Total Investments
654,742 — — 654,742
Derivatives
Assets
Futures Contracts 24 — — 24
Total Derivatives
*
$ 24 $ — $ — $ 24
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Brazil ..................................................................................................
1,053 0.2
Mexico ...............................................................................................
534 0.1
Netherlands ........................................................................................
5,046 0.8
Puerto Rico .........................................................................................
210 —**
South Korea .......................................................................................
809 0.1
Switzerland ........................................................................................
590 0.1
United States ......................................................................................
646,500 98.6
Total Investments ............................................................................... 654,742 99.9
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
See accompanying notes which are an integral part of the financial statements.
8 Venerable US Large Cap Core Equity Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 631,433
Investments, at fair value .............................................................................................................................................................
654,742
Receivables:
Dividends and interest ...................................................................................................................................................... 420
Investments sold ............................................................................................................................................................... 807
Fund shares sold ............................................................................................................................................................... 148
From broker(a) ................................................................................................................................................................. 829
Prepaid expenses .......................................................................................................................................................................... 33
Total assets ...............................................................................................................................................................
656,979
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1,120
Accrued fees to affiliates .................................................................................................................................................. 404
Other accrued expenses .................................................................................................................................................... 43
Variation margin on futures contracts .............................................................................................................................. 96
Total liabilities ...........................................................................................................................................................
1,663
Net Assets ...............................................................................................................................................................
$ 655,316
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 25,598
Paid-in capital ..............................................................................................................................................................................
629,718
Net Assets ...............................................................................................................................................................
$ 655,316
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 829
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 10.58
Class I — Net assets ............................................................................................................................................................ $ 655,315,901
Class I — Shares outstanding .............................................................................................................................................. 61,926,196
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Core Equity Fund 9
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,763
Interest .............................................................................................................................................................................. 8
Total investment income ..............................................................................................................................................................
2,771
Expenses
Advisory fees ................................................................................................................................................................... 1,295
Administrative fees .......................................................................................................................................................... 259
Professional fees .............................................................................................................................................................. 51
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 2
Offering fees ..................................................................................................................................................................... 13
Miscellaneous .................................................................................................................................................................. 12
Expenses before reductions .............................................................................................................................................. 1,635
Expense reductions .......................................................................................................................................................... (17)
Net expenses ................................................................................................................................................................................
1,618
Net investment income (loss) .......................................................................................................................................................
1,153
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 243
Futures contracts .............................................................................................................................................................. 869
Net realized gain (loss) ................................................................................................................................................................
1,112
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 23,309
Futures contracts .............................................................................................................................................................. 24
Net change in unrealized appreciation (depreciation) ................................................................................................................. 23,333
Net realized and unrealized gain (loss) ........................................................................................................................................ 24,445
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 25,598
(1)     For the period August 8, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
See accompanying notes which are an integral part of the financial statements.
10 Venerable US Large Cap Core Equity Fund
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,153
Net realized gain (loss) ................................................................................................................ 1,112
Net change in unrealized appreciation (depreciation) ................................................................. 23,333
Net increase (decrease) in net assets from operations ....................................................................... 25,598
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 629,718
Total Net Increase (Decrease) in Net Assets ...................................................................
655,316
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 655,316
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class I
Proceeds from shares sold 66,319 $ 675,660
Payments for shares redeemed (4,393) (45,942)
Total increase (decrease)
61,926 $ 629,718
(1) For the period August 8, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Core Equity Fund 11
Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class I
12/31/25 (
℔
)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.03
$ Net Realized and Unrealized Gain (Loss) .55
$ Total from Investment Operations .58
$ Net Asset Value, End of Period 10.58
% Total Return
(ǿ)(±)
5.80
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 655,316
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
.76
% Expenses, Net
(ɯ)(Ƃ)
.75
% Net Investment Income
(ɯ)(Ƃ)
.53
% Portfolio Turnover Rate
(ǿ)
13

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
12 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 96.7%
Consumer Discretionary - 13.3%
Amazon.com, Inc.(Æ) 469,860 108,453
AutoNation, Inc.(Æ) 1,943 401
Bath & Body Works, Inc. 38,505 773
Best Buy Co., Inc. 34,145 2,285
BJ's Wholesale Club Holdings, Inc.(Æ) 63,883 5,751
BorgWarner, Inc. 6,558 296
Boyd Gaming Corp. 10,491 894
Carnival Corp. 37,805 1,155
Charter Communications, Inc. Class A(Æ) 11,558 2,413
Chipotle Mexican Grill, Inc. Class A(Æ) 197,888 7,322
Comcast Corp. Class A 133,443 3,989
Costco Wholesale Corp. 1,130 974
Crocs, Inc.(Æ) 22,131 1,893
Curtiss-Wright Corp. 1,445 797
Darden Restaurants, Inc. 3,644 671
Deckers Outdoor Corp.(Æ) 13,178 1,366
Dillard's, Inc. Class A 243 147
Dollar General Corp. 20,073 2,665
Dollar Tree, Inc.(Æ) 36,405 4,478
DR Horton, Inc. 17,142 2,469
eBay, Inc. 14,094 1,228
Expedia Group, Inc. 16,384 4,642
Ferguson Enterprises, Inc. 11,293 2,514
Ford Motor Co. 461,242 6,051
Fox Corp. Class A 23,469 1,715
Gap, Inc. (The) 11,421 292
General Motors Co. 297,731 24,211
Genuine Parts Co. 4,373 538
Hasbro, Inc. 3,401 279
Hilton Worldwide Holdings, Inc. 45,452 13,056
Home Depot, Inc. (The) 13,809 4,752
Las Vegas Sands Corp. 11,952 778
Lennar Corp. Class A 3,888 400
Lithia Motors, Inc. Class A 728 242
Lowe's Cos., Inc. 24,826 5,987
Lululemon Athletica , Inc.(Æ) 3,305 687
Macy's, Inc. 78,104 1,722
Netflix, Inc. Class B(Æ) 294,144 27,579
News Corp. Class A 11,655 304
NIKE, Inc. Class B 8,947 570
NVR, Inc.(Æ) 76 554
Penske Automotive Group, Inc. 1,944 308
PulteGroup, Inc. 80,174 9,401
RTX Corp. 73,711 13,519
Sensata Technologies Holding PLC 17,897 596
Starbucks Corp. 34,136 2,875
Tapestry, Inc. 17,786 2,273
Tesla, Inc.(Æ) 114,237 51,375
TJX Cos., Inc. (The) 32,298 4,961
Toll Brothers, Inc. 2,916 394
Ulta Beauty, Inc.(Æ) 3,888 2,352
Walmart, Inc. 253,112 28,199
Walt Disney Co. (The) 101,831 11,585
Warner Bros. Discovery, Inc.(Æ) 24,844 716
Williams-Sonoma, Inc. 11,033 1,970
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Wynn Resorts, Ltd. 8,785 1,057
378,874
Consumer Staples - 3.3%
Albertsons Cos., Inc. Class A 176,076 3,023
Altria Group, Inc. 136,169 7,852
Archer-Daniels-Midland Co. 78,192 4,495
BellRing Brands, Inc.(Æ) 18,248 488
Boston Beer Co., Inc. (The) Class A(Æ) 19,912 3,885
Coca-Cola Co. (The) 190,121 13,291
Coca-Cola Consolidated, Inc. 5,643 865
Colgate-Palmolive Co. 36,455 2,881
Estee Lauder Cos., Inc. (The) Class A 6,200 649
Hershey Co. (The) 4,230 770
Hormel Foods Corp. 2,425 58
Ingredion, Inc. 1,942 214
JM Smucker Co. (The) 729 71
Kenvue , Inc. 33,576 579
Keurig Dr Pepper, Inc. 41,805 1,171
Kraft Heinz Co. (The) 30,867 749
Kroger Co. (The) 84,973 5,309
Mondelez International, Inc. Class A 34,513 1,858
Monster Beverage Corp.(Æ) 120,362 9,228
PepsiCo, Inc. 84,186 12,082
Philip Morris International, Inc. 80,505 12,913
Procter & Gamble Co. (The) 49,474 7,090
Sysco Corp. 14,816 1,092
Tyson Foods, Inc. Class A 8,747 513
91,126
Energy - 2.6%
Antero Resources Corp.(Æ) 9,480 327
Baker Hughes Co. 28,424 1,294
Devon Energy Corp. 174,917 6,407
Diamondback Energy, Inc. 8,991 1,352
Eaton Corp. PLC 29,910 9,527
EOG Resources, Inc. 16,769 1,761
Exxon Mobil Corp. 286,892 34,525
First Solar, Inc.(Æ) 3,402 889
Halliburton Co. 25,999 735
HF Sinclair Corp. 27,269 1,256
Kinder Morgan, Inc. 69,025 1,897
Marathon Petroleum Corp. 9,667 1,572
Phillips 66 12,637 1,631
Range Resources Corp. 7,279 257
TechnipFMC PLC 11,181 498
Valero Energy Corp. 68,115 11,088
75,016
Financial Services - 15.5%
Aflac, Inc. 14,094 1,554
Allstate Corp. (The) 14,248 2,966
Ally Financial, Inc. 5,830 264
American Financial Group, Inc. 1,701 232
American International Group, Inc. 286,762 24,532
Ameriprise Financial, Inc. 2,418 1,186
Arch Capital Group, Ltd. 8,020 769

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 13
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Assurant, Inc. 1,214 292
Assured Guaranty, Ltd. 6,353 571
Axis Capital Holdings, Ltd. 43,102 4,616
Bank of America Corp. 544,926 29,971
Bank of New York Mellon Corp. (The) 40,893 4,747
Berkshire Hathaway, Inc. Class B(Æ) 28,808 14,480
BlackRock, Inc. 9,388 10,048
Capital One Financial Corp. 82,633 20,027
CBRE Group, Inc. Class A(Æ) 49,031 7,884
Charles Schwab Corp. (The) 149,576 14,944
Chubb, Ltd. 10,450 3,262
Cincinnati Financial Corp. 4,130 675
Citigroup, Inc. 298,451 34,826
Citizens Financial Group, Inc. 9,478 554
Comerica, Inc. 2,431 211
Commerce Bancshares, Inc. 2,946 154
Corebridge Financial, Inc. 14,337 433
Cullen/Frost Bankers, Inc. 1,215 154
East West Bancorp, Inc. 2,916 328
Equinix , Inc.(ö) 4,137 3,170
Everest Re Group, Ltd. 1,215 412
Extra Space Storage, Inc.(ö) 9,472 1,233
F&G Annuities & Life, Inc. 356 11
Fidelity National Financial, Inc. 5,884 321
Fifth Third Bancorp 12,637 592
First Citizens BancShares , Inc. Class A 284 610
First Horizon Corp. 9,476 226
Globe Life, Inc. 1,213 170
Goldman Sachs Group, Inc. (The) 30,560 26,862
Hartford Insurance Group, Inc. (The) 7,290 1,005
Invesco, Ltd. 6,804 179
Jones Lang LaSalle, Inc.(Æ) 1,457 490
JPMorgan Chase & Co. 83,134 26,787
Loews Corp. 5,588 588
M&T Bank Corp. 3,158 636
Markel Group, Inc.(Æ) 243 522
Marsh & McLennan Cos., Inc. 40,780 7,565
Mastercard , Inc. Class A 52,971 30,240
MetLife, Inc. 17,741 1,400
MGIC Investment Corp. 304,174 8,888
Morgan Stanley 76,509 13,583
Northern Trust Corp. 5,105 697
Old Republic International Corp. 6,315 288
PNC Financial Services Group, Inc. (The) 8,507 1,776
Popular, Inc. 728 91
Primerica, Inc. 972 251
Principal Financial Group, Inc. 5,834 515
Progressive Corp. (The) 11,180 2,546
Prologis, Inc.(ö) 117,517 15,002
Prudential Financial, Inc. 7,769 877
Raymond James Financial, Inc. 10,519 1,689
Rayonier, Inc.(ö) 178,369 3,862
Regions Financial Corp. 19,443 527
Reinsurance Group of America, Inc. Class A 1,216 247
RenaissanceRe Holdings, Ltd. 11,185 3,145
Robinhood Markets, Inc. Class A(Æ) 8,317 941
SEI Investments Co. 119,423 9,795
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Simon Property Group, Inc.(ö) 4,546 841
State Street Corp. 23,159 2,988
Stifel Financial Corp. 2,187 274
Sun Communities, Inc.(ö) 63,706 7,894
Synchrony Financial 22,417 1,870
T Rowe Price Group, Inc. 82,241 8,420
Travelers Cos., Inc. (The) 8,993 2,608
Truist Financial Corp. 24,539 1,208
Unum Group 4,130 320
US Bancorp 29,406 1,569
VICI Properties, Inc.(ö) 236,364 6,647
Visa, Inc. Class A 124,217 43,564
Voya Financial, Inc. 971 72
W.R. Berkley Corp. 9,722 682
Webster Financial Corp. 3,647 230
Wells Fargo & Co. 130,062 12,122
Western Alliance Bancorp 1,458 123
Western Union Co. (The) 155,943 1,452
Willis Towers Watson PLC 2,187 719
Zions Bancorp NA 1,938 113
441,135
Health Care - 10.2%
Abbott Laboratories 15,878 1,989
AbbVie, Inc. 96,720 22,100
Alnylam Pharmaceuticals, Inc.(Æ) 3,183 1,266
Amgen, Inc. 39,728 13,003
Biogen, Inc.(Æ) 11,995 2,111
BioMarin Pharmaceutical, Inc.(Æ) 11,840 704
Bio-Rad Laboratories, Inc. Class A(Æ) 728 221
Boston Scientific Corp.(Æ) 13,234 1,262
Bristol-Myers Squibb Co. 77,433 4,177
Cardinal Health, Inc. 25,034 5,144
Cencora , Inc. Class A 6,075 2,052
Centene Corp.(Æ) 70,401 2,897
Cigna Group (The) 8,263 2,274
Cooper Cos, Inc. (The)(Æ) 2,186 179
CVS Health Corp. 32,567 2,585
Danaher Corp. 5,341 1,223
Eli Lilly & Co. 28,904 31,063
Encompass Health Corp. 971 103
Exelixis , Inc.(Æ) 73,785 3,234
GE HealthCare Technologies, Inc. 8,020 658
Gilead Sciences, Inc. 92,766 11,386
Globus Medical, Inc. Class A(Æ) 15,486 1,352
Halozyme Therapeutics, Inc.(Æ) 21,457 1,444
HCA Healthcare, Inc. 14,381 6,714
Henry Schein, Inc.(Æ) 3,645 275
Humana, Inc. 3,644 933
IDEXX Laboratories, Inc.(Æ) 16,881 11,421
Illumina, Inc.(Æ) 16,274 2,134
Incyte Corp.(Æ) 5,755 568
Insulet Corp.(Æ) 2,097 596
Intuitive Surgical, Inc.(Æ) 37,967 21,503
Jazz Pharmaceuticals PLC(Æ) 8,574 1,458
Johnson & Johnson 96,005 19,868
Labcorp Holdings, Inc. 2,672 670

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
14 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
McKesson Corp. 22,671 18,597
Medpace Holdings, Inc.(Æ) 7,767 4,362
Medtronic PLC 58,278 5,598
Merck & Co., Inc. 47,786 5,030
Pfizer, Inc. 95,942 2,389
Quest Diagnostics, Inc. 3,403 591
Regeneron Pharmaceuticals, Inc. 19,313 14,907
ResMed , Inc. 8,279 1,994
Royalty Pharma PLC Class A 7,526 291
Stryker Corp. 19,994 7,027
Tenet Healthcare Corp.(Æ) 2,908 578
Thermo Fisher Scientific, Inc. 45,318 26,260
United Therapeutics Corp.(Æ) 6,344 3,091
UnitedHealth Group, Inc. 35,359 11,672
Universal Health Services, Inc. Class B 1,944 424
Veeva Systems, Inc. Class A(Æ) 5,583 1,246
Vertex Pharmaceuticals, Inc.(Æ) 20,037 9,084
Viatris , Inc. 35,719 445
Zimmer Biomet Holdings, Inc. 6,075 546
292,699
Materials and Processing - 3.4%
Acuity, Inc. 971 350
Albemarle Corp. 3,643 515
Alcoa Corp. 8,017 426
Anglogold Ashanti PLC 10,074 859
Ball Corp. 8,503 450
Builders FirstSource , Inc.(Æ) 11,497 1,183
Celanese Corp. Class A 19,959 844
CF Industries Holdings, Inc. 74,057 5,728
Core & Main, Inc. Class A(Æ) 5,834 303
Crown Holdings, Inc. 47,447 4,886
Fastenal Co. 33,230 1,334
Freeport-McMoRan, Inc. 233,686 11,869
General Electric Co. 44,291 13,643
Johnson Controls International PLC 79,818 9,558
Linde PLC 15,342 6,542
Masco Corp. 6,555 416
Mohawk Industries, Inc.(Æ) 487 53
Mosaic Co. (The) 8,992 217
NewMarket Corp. 1,061 729
Newmont Corp. 81,966 8,184
Nucor Corp. 7,039 1,148
Packaging Corp. of America 2,674 551
PPG Industries, Inc. 6,562 672
Reliance, Inc. 1,701 491
RPM International, Inc. 1,702 177
Sherwin-Williams Co. (The) 29,367 9,516
Southern Copper Corp. 14,964 2,147
Steel Dynamics, Inc. 5,347 906
Trane Technologies PLC 22,004 8,564
Vulcan Materials Co. 16,993 4,847
97,108
Producer Durables - 5.6%
3M Co. 16,282 2,607
AECOM 1,457 139
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
AGCO Corp. 2,429 253
Allison Transmission Holdings, Inc. Class A 972 95
Amphenol Corp. Class A 10,150 1,372
AO Smith Corp. 3,401 227
Avery Dennison Corp. 2,430 442
Block, Inc. Class A(Æ) 26,032 1,694
Carlisle Cos., Inc. 1,215 389
Caterpillar, Inc. 11,723 6,716
Cintas Corp. 14,545 2,735
CSX Corp. 53,954 1,956
Cummins, Inc. 6,913 3,529
Delta Air Lines, Inc. 15,797 1,096
Dover Corp. 2,672 522
FedEx Corp. 41,490 11,985
Fortive Corp. 46,996 2,595
GE Vernova , Inc. 18,915 12,362
General Dynamics Corp. 24,855 8,368
Howmet Aerospace, Inc. 5,819 1,193
Huntington Ingalls Industries, Inc. 1,214 413
Ingersoll Rand, Inc. 85,240 6,753
JB Hunt Transport Services, Inc. 22,077 4,290
L3Harris Technologies, Inc. 6,142 1,803
Lockheed Martin Corp. 4,621 2,235
MSC Industrial Direct Co., Inc. Class A 12,903 1,085
Mueller Industries, Inc. 12,821 1,472
Northrop Grumman Corp. 17,075 9,736
Oshkosh Corp. 6,472 813
PACCAR, Inc. 16,283 1,783
Parker-Hannifin Corp. 2,658 2,336
PayPal Holdings, Inc. 83,005 4,846
Regal Rexnord Corp. 1,944 273
Robert Half, Inc. 60,387 1,640
Rollins, Inc. 30,472 1,829
S&P Global, Inc. 12,061 6,303
Snap-on, Inc. 1,701 586
Southwest Airlines Co. 329,658 13,625
Textron, Inc. 5,834 509
TopBuild Corp.(Æ) 972 405
Toro Co. (The) 485 38
Union Pacific Corp. 17,911 4,143
United Airlines, Inc.(Æ) 27,182 3,039
United Rentals, Inc. 12,993 10,515
Veralto Corp. 19,420 1,938
Vertiv Holdings Co. Class A 3,138 508
W.W. Grainger, Inc. 12,222 12,333
Waste Connections, Inc. 25,135 4,408
WESCO International, Inc. 1,458 357
160,289
Technology - 39.3%
Accenture PLC Class A 10,655 2,859
Adobe, Inc.(Æ) 27,975 9,791
Advanced Micro Devices, Inc.(Æ) 62,528 13,391
Airbnb, Inc. Class A(Æ) 79,955 10,852
Allegion PLC 13,317 2,120
Alphabet, Inc. Class A 293,512 91,869
Alphabet, Inc. Class C 92,360 28,983

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 15
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Analog Devices, Inc. 2,413 654
Apple, Inc. 510,958 138,909
Applied Materials, Inc. 9,889 2,541
AppLovin Corp. Class A(Æ) 12,966 8,737
Arista Networks, Inc.(Æ) 32,626 4,275
Astera Labs, Inc.(Æ) 3,350 557
Atlassian Corp. Class A(Æ) 10,681 1,732
Autodesk, Inc.(Æ) 11,065 3,275
Booking Holdings, Inc. 1,625 8,702
Broadcom, Inc. 192,569 66,648
CACI International, Inc. Class A(Æ) 728 388
Cadence Design Systems, Inc.(Æ) 31,785 9,935
CDW Corp. 2,186 298
Cirrus Logic, Inc.(Æ) 17,434 2,066
Cisco Systems, Inc. 348,637 26,856
Cognizant Technology Solutions Corp.
Class A 15,066 1,250
Concentrix Corp. 14,562 606
Corteva , Inc. 154,057 10,326
Datadog , Inc. Class A(Æ) 27,174 3,695
Dell Technologies, Inc. Class C 10,450 1,315
DocuSign, Inc.(Æ) 19,031 1,302
Dropbox, Inc. Class A(Æ) 186,639 5,189
Electronic Arts, Inc. 5,370 1,097
F5, Inc.(Æ) 728 186
Fair Isaac Corp.(Æ) 3,350 5,664
Flextronics International, Ltd.(Æ) 9,125 551
Fortinet, Inc.(Æ) 7,163 569
Gen Digital, Inc. 19,202 522
Genpact , Ltd. 28,295 1,324
HP, Inc. 11,668 260
HubSpot , Inc.(Æ) 2,175 873
IBM Corp. 8,304 2,460
Intel Corp.(Æ) 19,012 702
Intuit, Inc. 24,462 16,204
KLA Corp. 3,208 3,898
Lam Research Corp. 85,807 14,688
Leidos Holdings, Inc. 3,888 701
Lyft, Inc. Class A(Æ) 81,029 1,570
Manhattan Associates, Inc.(Æ) 6,611 1,146
Marvell Technology, Inc. 34,782 2,956
Match Group, Inc. 33,013 1,066
Meta Platforms, Inc. Class A 124,765 82,356
Micron Technology, Inc. 16,918 4,829
Microsoft Corp. 332,888 160,991
Monolithic Power Systems, Inc. 8,823 7,997
MSCI, Inc. Class A 2,613 1,499
NetApp, Inc. 6,075 651
NVIDIA Corp. 1,066,436 198,890
ON Semiconductor Corp.(Æ) 12,394 671
Oracle Corp. 109,669 21,376
Palantir Technologies, Inc. Class A(Æ) 35,799 6,363
Palo Alto Networks, Inc.(Æ) 63,851 11,761
Paycom Software, Inc. 6,717 1,070
Pegasystems , Inc. 34,593 2,066
QUALCOMM, Inc. 120,092 20,542
RingCentral, Inc. Class A(Æ) 91,084 2,631
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Roku, Inc.(Æ) 10,663 1,157
Salesforce, Inc. 43,468 11,515
Seagate Technology Holdings PLC 34,536 9,511
ServiceNow , Inc.(Æ) 93,051 14,254
Skyworks Solutions, Inc. 28,735 1,822
Spotify Technology SA(Æ) 11,407 6,624
Synopsys, Inc.(Æ) 17,132 8,047
TD SYNNEX Corp. 2,421 364
TE Connectivity PLC 7,680 1,747
Teradata Corp.(Æ) 76,764 2,337
Teradyne, Inc. 4,578 886
Texas Instruments, Inc. 3,769 654
Twilio , Inc. Class A(Æ) 2,674 380
Uber Technologies, Inc.(Æ) 141,710 11,579
Ubiquiti, Inc. 1,067 590
Western Digital Corp. 14,719 2,536
Zoom Video Communications, Inc. Class
A(Æ) 39,270 3,389
1,116,643
Utilities - 3.5%
AES Corp. (The) 22,106 317
Alliant Energy Corp. 2,673 174
American Electric Power Co., Inc. 20,817 2,400
Antero Midstream Corp. 14,827 264
APA Corp. 204,068 4,992
AT&T, Inc. 376,892 9,362
Cheniere Energy, Inc. 6,562 1,276
Civitas Resources, Inc. 43,157 1,169
ConocoPhillips 86,401 8,088
Consolidated Edison, Inc. 12,616 1,253
Constellation Energy Corp. 16,831 5,946
DTE Energy Co. 5,832 752
Duke Energy Corp. 36,757 4,308
Evergy , Inc. 7,046 511
Eversource Energy 10,930 736
Exelon Corp. 23,369 1,019
FirstEnergy Corp. 17,986 805
National Fuel Gas Co. 2,674 214
NextEra Energy, Inc. 136,127 10,928
NRG Energy, Inc. 59,376 9,455
Ovintiv , Inc. 8,016 314
PPL Corp. 244,360 8,557
Public Service Enterprise Group, Inc. 63,653 5,111
Southern Co. (The) 28,556 2,490
T-Mobile US, Inc. 28,495 5,786
UGI Corp. 2,187 82
Verizon Communications, Inc. 224,769 9,155
Vistra Corp. 9,759 1,574
WEC Energy Group, Inc. 16,948 1,787
98,825
Total Common Stocks
(cost $2,194,849) 2,751,715

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
16 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Warrants and Rights - 0.0%
Walgreens Boots Alliance, Inc.(Š)
  Rights 118,030 63
Total Warrants and Rights
(cost $63) 63
Short-Term Investments - 3.1%
State Street Institutional U.S. Government
Money Market Fund 87,086,956 87,087
Total Short-Term Investments
(cost $87,087) 87,087
Total Investments - 99.8%
(cost $2,281,999) 2,838,865
Other Assets net of Liabilities
- 0.2%
5,116
Net Assets - 100.0%
2,843,981

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 17
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 233 USD 80,298 03/20/2026 165
Total Futures Contracts (å) 165
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 378,874 $ — $ — $ 378,874
Consumer Staples 9 1 , 126 — — 9 1 , 126
Energy 75,016 — — 75,016
Financial Services 441,135 — — 441,135
Health Care 29 2 , 699 — — 29 2 , 699
Materials and Processing 97,108 — — 97,108
Producer Durables 160,289 — — 160,289
Technology 1,116,643 — — 1,116,643
Utilities 98,82 5 — — 98,82 5
Warrants and Rights — — 63 63
Short-Term Investments 87,087 — — 87,087
Total Investments
2,838,802 — 63 2,838,865
Derivatives
Assets
Futures Contracts 165 — — 165
Total Derivatives
*
$ 165 $ — $ — $ 165
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Bermuda .............................................................................................
3,145 0.1
Mexico ...............................................................................................
2,147 0.1
Puerto Rico .........................................................................................
91 —**
South Africa .......................................................................................
859 —**
Switzerland ........................................................................................
1,747 0.1
United Kingdom .................................................................................
498 —**
United States ......................................................................................
2,830,378 99.5
Total Investments ............................................................................... 2,838,865 99.8
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
18 Venerable US Large Cap Strategic Equity Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,281,999
Investments, at fair value .............................................................................................................................................................
2,838,865
Cash .............................................................................................................................................................................................. 28
Receivables:
Dividends and interest ...................................................................................................................................................... 1,755
Investments sold ............................................................................................................................................................... 1,023
Fund shares sold ............................................................................................................................................................... 180
From broker(a) ................................................................................................................................................................. 5,742
Prepaid expenses .......................................................................................................................................................................... 11
Total assets ...............................................................................................................................................................
2,847,604
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 925
Accrued fees to affiliates .................................................................................................................................................. 1,966
Other accrued expenses .................................................................................................................................................... 129
Variation margin on futures contracts .............................................................................................................................. 603
Total liabilities ...........................................................................................................................................................
3,623
Net Assets ...............................................................................................................................................................
$ 2,843,981
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 737,099
Paid-in capital ..............................................................................................................................................................................
2,106,882
Net Assets ...............................................................................................................................................................
$ 2,843,981
(a)   Cash collateral held at broker for futures contracts ........................................................................................................... $ 5 , 742
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 12.35
Class I — Net assets ............................................................................................................................................................ $ 655,035,103
Class I — Shares outstanding .............................................................................................................................................. 53,041,267
Net asset value per share: Class V (#) .......................................................................................................................................... $ 12.34
Class V — Net assets ........................................................................................................................................................... $ 2,188,946,187
Class V — Shares outstanding ............................................................................................................................................. 177,447,111
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 19
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4 3 , 638
Interest .............................................................................................................................................................................. 16 0
Total investment income ..............................................................................................................................................................
4 3 , 798
Expenses
Advisory fees ................................................................................................................................................................... 19,915
Administrative fees .......................................................................................................................................................... 3,983
Distribution fees - Class V ............................................................................................................................................... 6,570
Professional fees .............................................................................................................................................................. 395
Trustees’ fees .................................................................................................................................................................... 91
Printing fees ..................................................................................................................................................................... 42
Miscellaneous .................................................................................................................................................................. 81
Expenses before reductions .............................................................................................................................................. 31,077
Expense reductions .......................................................................................................................................................... (3,927)
Net expenses ................................................................................................................................................................................
27,150
Net investment income (loss) .......................................................................................................................................................
1 6 , 648
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1 60 , 355
Futures contracts .............................................................................................................................................................. 5,161
Net realized gain (loss) ................................................................................................................................................................
16 5 , 516
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 318,9 62
Futures contracts .............................................................................................................................................................. 1,503
Net change in unrealized appreciation (depreciation) ................................................................................................................. 320,4 65
Net realized and unrealized gain (loss) ........................................................................................................................................ 485, 981
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 502,629

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
20 Venerable US Large Cap Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1 6 , 648 $ 7,124
Net realized gain (loss) ................................................................................................................ 16 5 , 516 41,69 9
Net change in unrealized appreciation (depreciation) ................................................................. 320, 465 236,56 6
Net increase (decrease) in net assets from operations ....................................................................... 502,629 285,389
Distributions
To shareholders
Class I ....................................................................................................................................... (19,701) —
Class V ..................................................................................................................................... (31,218) —
Net decrease in net assets from distributions ..................................................................................... (50,919) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (1,299,610) 3,406,492
Total Net Increase (Decrease) in Net Assets ...................................................................
(847,900) 3,691,881
Net Assets
Beginning of period ........................................................................................................................... 3,691,881 —
End of period ......................................................................................................................................
$ 2,843,981 $ 3,691,881
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
(1)
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 3,186 $ 29,823 149,859 $ 1,499,707
Proceeds from reinvestment of distributions 1,781 19,701 — —
Payments for shares redeemed (83,397) (965,270) (18,387) (196,737)
Net increase (decrease)
(78,430) (915,746) 131,472 1,302,970
Class V
Proceeds from shares sold
(2)
113 1,153 229,324 2,294,720
Proceeds from reinvestment of distributions 2,822 31,218 — —
Payments for shares redeemed (36,962) (416,235) (17,850) (191,198)
Net increase (decrease)
(34,027) (383,864) 211,474 2,103,522
Total increase (decrease)
(112,457) $ (1,299,610) 342,946 $ 3,406,492
(1) For the period September 4, 2024 (commencement of operations) to December 31, 2024.
(2) During the period ended December 31, 2024, Venerable US Large Cap Strategic Equity Fund received securities in the amount of $2,210,034 for Class V to satisfy a subscription-in-kind.

See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 21
Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
12/31/25 12/31/24 (ſ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.77 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.07 .02
$ Net Realized and Unrealized Gain (Loss) 1.67 .75
$ Total from Investment Operations 1.74 .77
Less distributions:
– –
$ Distributions from Net Investment Income (.03) —
$ Distributions from Net Realized Gain (.13) —
$ Total Distributions (.16) —
$ Net Asset Value, End of Period 12.35 10.77
% Total Return
(ǿ)(±)
16.28 7.70
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 655,035 1,415,577
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.74 .75
% Expenses, Net
(ɯ)(Ƃ)
.74 .75
% Net Investment Income
(ɯ) (Ƃ)
. 59 . 66
% Portfolio Turnover Rate
(ǿ)
57 42
Class V
12/31/25 12/31/24 (ſ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.76 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.05 .02
$ Net Realized and Unrealized Gain (Loss) 1.68 .74
$ Total from Investment Operations 1.73 .76
Less distributions:
– –
$ Distributions from Net Investment Income (.02) —
$ Distributions from Net Realized Gain (.13) —
$ Total Distributions (.15) —
$ Net Asset Value, End of Period 12.34 10.76
% Total Return
(ǿ)(±)
16.25 7.60
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 2,188,946 2,276,304
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
1.04 1.05
% Expenses, Net
(ɯ)(Ƃ)
.86 .86
% Net Investment Income
(ɯ)(Ƃ)
.4 6 . 55
% Portfolio Turnover Rate
(ǿ)
57 42

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
22 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 96.0%
Consumer Discretionary - 10.6%
Abercrombie & Fitch Co. Class A(Æ) 3,013 379
Academy Sports & Outdoors, Inc. 880 44
Adtalem Global Education, Inc.(Æ) 4,077 422
Advance Auto Parts, Inc. 6,420 252
Advanced Energy Industries, Inc. 5,041 1,055
American Axle & Manufacturing Holdings,
Inc.(Æ) 5,895 38
American Eagle Outfitters, Inc. 6,158 162
American Public Education, Inc.(Æ) 9,137 345
Archer Aviation, Inc. Class A(Æ) 11,203 84
Asbury Automotive Group, Inc.(Æ) 503 117
Atkore , Inc. 2,077 131
Atmus Filtration Technologies, Inc. 1,399 73
Bel Fuse, Inc. Class B 325 55
Boot Barn Holdings, Inc.(Æ) 2,924 516
Brinker International, Inc.(Æ) 1,275 183
Buckle, Inc. (The) 1,880 100
Camping World Holdings, Inc. Class A 9,240 90
Capri Holdings, Ltd.(Æ) 9,149 223
Carter's, Inc. 4,035 131
Cavco Industries, Inc.(Æ) 588 347
Central Garden & Pet Co.(Æ) 926 30
Central Garden & Pet Co. Class A(Æ) 1,340 39
Cinemark Holdings, Inc. 1,551 36
Citi Trends, Inc.(Æ) 891 37
Comtech Telecommunications Corp.(Æ) 35,321 187
Coursera, Inc.(Æ) 7,716 57
CTS Corp. 5,175 222
Dana, Inc. 3,089 73
Designer Brands, Inc. Class A 8,398 62
Dillard's, Inc. Class A 452 274
Enovix Corp.(Æ) 5,105 37
FIGS, Inc. Class A(Æ) 4,938 56
Flexsteel Industries, Inc. 808 32
Forestar Group, Inc.(Æ) 1,369 34
fuboTV , Inc. Class A(Æ) 8,189 21
Genius Sports, Ltd.(Æ) 4,941 54
Gentherm , Inc.(Æ) 7,190 262
G-III Apparel Group, Ltd. 3,428 99
Group 1 Automotive, Inc. 276 109
Hillenbrand, Inc. 2,513 80
Hilton Grand Vacations, Inc.(Æ) 1,823 82
Hims & Hers Health, Inc.(Æ) 8,286 269
Hovnanian Enterprises, Inc. Class A(Æ) 220 21
IAC, Inc.(Æ) 6,169 241
IMAX Corp.(Æ) 5,524 204
Intuitive Machines, Inc.(Æ) 3,997 65
J Jill, Inc. 12,146 167
JAKKS Pacific, Inc. 1,944 33
Joby Aviation, Inc.(Æ) 11,929 157
Johnson Outdoors, Inc. Class A 892 38
Kohl's Corp. 5,717 117
Kontoor Brands, Inc. 1,037 63
Lakeland Industries, Inc. 17,590 156
Laureate Education, Inc. Class A(Æ) 2,105 71
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Leggett & Platt, Inc. 5,291 58
Leonardo DRS, Inc. 4,733 161
Life Time Group Holdings, Inc.(Æ) 1,157 31
LifeMD , Inc.(Æ) 26,367 90
Lindblad Expeditions Holdings, Inc.(Æ) 2,964 43
Lionsgate Studios Corp.(Æ) 31,738 290
Magnite , Inc.(Æ) 13,015 211
MarineMax , Inc.(Æ) 8,687 210
MasterCraft Boat Holdings, Inc.(Æ) 2,629 50
Monarch Casino & Resort, Inc. 1,378 132
Nu Skin Enterprises, Inc. Class A 4,539 44
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,970 216
OneWater Marine, Inc. Class A(Æ) 10,045 109
OptimizeRx Corp.(Æ) 16,284 200
Papa John's International, Inc. 780 30
Patrick Industries, Inc. 2,975 323
Peloton Interactive, Inc. Class A(Æ) 13,949 86
Perdoceo Education Corp. 1,013 30
Planet Fitness, Inc. Class A(Æ) 2,135 232
Polaris, Inc. 3,633 230
QuinStreet , Inc.(Æ) 17,101 246
RCI Hospitality Holdings, Inc. 2,897 69
RealReal , Inc. (The)(Æ) 4,098 65
Red Rock Resorts, Inc. Class A 2,247 139
REV Group, Inc. 2,315 141
Revolve Group, Inc.(Æ) 2,188 66
RH(Æ) 1,008 181
Rocket Lab Corp.(Æ) 3,404 237
Rush Street Interactive, Inc.(Æ) 1,914 37
Sally Beauty Holdings, Inc.(Æ) 4,867 69
Shake Shack, Inc. Class A(Æ) 863 70
Signet Jewelers, Ltd. 1,555 129
Sonic Automotive, Inc. Class A 1,158 72
Sphere Entertainment Co.(Æ) 1,158 110
Starz Entertainment Corp.(Æ) 8,639 101
Steven Madden, Ltd. 1,112 46
Stitch Fix, Inc. Class A(Æ) 6,590 35
Strata Critical Medical, Inc.(Æ) 5,445 26
Stride, Inc.(Æ) 1,206 78
Super Group SGHC, Ltd. 7,807 93
Taylor Morrison Home Corp. Class A(Æ) 686 40
Texas Roadhouse, Inc. Class A 1,487 247
Topgolf Callaway Brands Corp.(Æ) 3,574 42
TripAdvisor, Inc.(Æ) 2,396 35
Turtle Beach Corp.(Æ) 2,235 31
Udemy , Inc.(Æ) 15,441 90
Urban Outfitters, Inc.(Æ) 1,780 134
Vicor Corp.(Æ) 1,362 149
Victoria's Secret & Co.(Æ) 7,773 421
Visteon Corp. 2,007 191
Wabash National Corp. 5,056 44
Winnebago Industries, Inc. 10,293 417
Ziff Davis, Inc.(Æ) 1,695 60
14,919
Consumer Staples - 0.9%
Beauty Health Co. (The)(Æ) 39,654 55

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 23
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cal-Maine Foods, Inc. 2,857 227
elf Beauty, Inc.(Æ) 1,363 104
Fresh Del Monte Produce, Inc. 1,948 70
Lifevantage Corp. 11,158 69
Marzetti , Co.(The) 391 64
Medifast , Inc.(Æ) 8,231 88
MGP Ingredients, Inc. 1,699 41
National Vision Holdings, Inc.(Æ) 1,670 43
Nature's Sunshine Products, Inc.(Æ) 3,335 72
Quanex Building Products Corp. 4,706 72
Seneca Foods Corp. Class A(Æ) 1,437 159
United Natural Foods, Inc.(Æ) 2,501 84
USANA Health Sciences, Inc.(Æ) 2,779 55
Warby Parker, Inc. Class A(Æ) 1,848 40
1,243
Energy - 4.7%
Almonty Industries, Inc.(Æ) 17,259 152
Alpha Metallurgical Resources, Inc.(Æ) 276 55
Ameresco , Inc. Class A(Æ) 7,739 227
Archrock , Inc. 15,647 407
Arq , Inc.(Æ) 32,281 106
Array Technologies, Inc.(Æ) 6,452 59
Centrus Energy Corp. Class A(Æ) 1,141 277
Cleanspark , Inc.(Æ) 3,678 37
DNOW, Inc.(Æ) 28,341 375
Energy Fuels, Inc.(Æ) 11,302 164
Eos Energy Enterprises Inc.(Æ) 4,909 56
Expro Group Holdings NV(Æ) 8,339 111
Flotek Industries, Inc.(Æ) 2,135 37
Flowco Holdings, Inc. Class A 6,511 122
Fluence Energy, Inc.(Æ) 3,314 66
Forum Energy Technologies, Inc.(Æ) 1,586 59
Green Plains, Inc.(Æ) 7,196 71
Hallador Energy Co.(Æ) 2,234 43
Helmerich & Payne, Inc. 2,583 74
Kodiak Gas Services, Inc. 6,550 245
Liberty Energy, Inc. Class A 17,074 315
Mammoth Energy Services, Inc.(Æ) 72,088 133
Matador Resources Co. 2,172 92
Matrix Service Co.(Æ) 3,916 46
Murphy Oil Corp. 3,982 124
Noble Corp. PLC 2,592 73
NPK International, Inc.(Æ) 26,385 314
Oceaneering International, Inc.(Æ) 1,405 34
Ormat Technologies, Inc. 373 41
Par Pacific Holdings, Inc.(Æ) 3,435 121
Patterson-UTI Energy, Inc. 20,555 126
Peabody Energy Corp. 3,596 107
Range Resources Corp. 1,859 66
Ranger Energy Services, Inc. Class A 16,738 234
REX American Resources Corp.(Æ) 2,133 69
Select Water Solutions, Inc. Class A 34,948 368
Shoals Technologies Group, Inc. Class A(Æ) 33,847 288
Solaris Energy Infrastructure, Inc. Class A 6,679 307
Sunrun , Inc.(Æ) 4,519 83
TETRA Technologies, Inc.(Æ) 41,013 384
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Transocean, Ltd.(Æ) 27,060 112
Uranium Energy Corp.(Æ) 9,711 113
Valaris , Ltd.(Æ) 1,917 97
Warrior Met Coal, Inc. 1,166 103
World Kinect Corp. 6,508 152
6,645
Financial Services - 17.8%
Abacus Global Management, Inc. 29,198 250
Acadian Asset Management, Inc. 3,671 173
Alexander & Baldwin, Inc.(ö) 4,133 85
Alexander's, Inc.(ö) 361 79
American Assets Trust, Inc.(ö) 4,899 93
American Healthcare REIT, Inc.(ö) 1,739 82
Ameris Bancorp 1,978 147
Apartment Investment and Management Co.
Class A(ö) 37,581 223
Apple Hospitality REIT, Inc.(ö) 5,778 68
Applied Digital Corp.(Æ) 9,742 239
Arbor Realty Trust, Inc.(ö) 3,156 24
Ares Commercial Real Estate Corp.(ö) 16,496 79
Armada Hoffler Properties, Inc.(ö) 12,241 81
Artisan Partners Asset Management, Inc.
Class A 14,132 576
Axos Financial, Inc.(Æ) 5,899 508
Banc of California, Inc. 5,969 115
Banco Latinoamericano de Comercio
Exterior SA Class E 8,125 362
Bancorp, Inc. (The)(Æ) 7,063 477
Bank of Marin Bancorp 3,178 83
BankUnited , Inc. 12,746 568
Bankwell Financial Group, Inc. 1,931 88
BayCom Corp. 9,161 269
BGC Group, Inc. Class A 6,627 59
Blackstone Mortgage Trust, Inc. Class A(ö) 2,131 41
Braemar Hotels & Resorts, Inc.(ö) 11,528 33
Bread Financial Holdings, Inc. 1,328 98
BRT Apartments Corp.(ö) 4,773 70
Burford Capital, Ltd. 3,516 31
Business First Bancshares, Inc. 11,714 306
Cadence Bank 4,415 189
Capitol Federal Financial, Inc. 10,705 73
Cathay General Bancorp 3,878 188
Chimera Investment Corp.(ö) 5,247 65
Cipher Mining, Inc.(Æ) 6,062 89
Citizens Financial Services, Inc. 542 31
CNO Financial Group, Inc. 4,024 171
Cohen & Steers, Inc. 3,371 212
Community Healthcare Trust, Inc.(ö) 5,568 91
Compass, Inc. Class A(Æ) 6,491 69
COPT Defense Properties(ö) 4,437 123
Core Scientific Inc.(Æ) 5,388 78
Cushman & Wakefield, Ltd.(Æ) 6,819 110
Customers Bancorp, Inc.(Æ) 3,492 255
CVB Financial Corp. 5,187 96
Dave, Inc.(Æ) 1,023 227
Diamond Hill Investment Group, Inc. 747 127

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
24 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
DiamondRock Hospitality Co.(ö) 8,292 74
Dime Community Bancshares, Inc. 7,891 237
Douglas Emmett, Inc.(ö) 9,899 109
eHealth, Inc.(Æ) 8,627 40
Enact Holdings, Inc. 4,713 187
Encore Capital Group, Inc.(Æ) 3,966 216
Enova International, Inc.(Æ) 2,990 470
Enterprise Financial Services Corp. 862 47
Essent Group, Ltd. 5,648 367
Evercore , Inc. Class A 558 190
Farmland Partners, Inc.(ö) 25,879 251
Fidelis Insurance Holdings, Ltd. 1,943 38
First BanCorp 6,828 142
First Financial Bankshares , Inc. 3,547 106
First Financial Corp. 579 35
First Interstate BancSystem , Inc. Class A 4,967 172
First Merchants Corp. 1,894 71
Flagstar Bank NA 5,695 72
Flushing Financial Corp. 4,068 62
Franklin Street Properties Corp.(ö) 20,113 19
FTAI Infrastructure, Inc. 54,811 253
Fulton Financial Corp. 12,657 245
Genworth Financial, Inc. Class A(Æ) 28,526 258
Gladstone Land Corp.(ö) 7,834 72
Global Medical REIT, Inc.(ö) 1,951 66
Global Net Lease, Inc.(ö) 8,358 72
Great Southern Bancorp, Inc. 532 33
Grid Dynamics Holdings, Inc.(Æ) 17,302 156
HA Sustainable Infrastructure Capital, Inc. 2,481 78
Hamilton Insurance Group, Ltd. Class B(Æ) 2,475 69
Hancock Whitney Corp. 4,189 267
Heritage Insurance Holdings, Inc.(Æ) 1,421 42
Hilltop Holdings, Inc. 9,640 327
Home Bancorp, Inc. 601 35
Home BancShares , Inc. 7,970 221
Horace Mann Educators Corp. 1,523 70
Hudson Pacific Properties, Inc.(Æ)(ö) 1,671 18
Hut 8 Corp.(Æ) 1,323 61
Independence Realty Trust, Inc.(ö) 4,159 73
Innovative Industrial Properties, Inc.(ö) 2,527 120
International Bancshares Corp. 2,376 158
Jackson Financial, Inc. Class A 2,218 237
JBG Smith Properties(ö) 10,275 175
Kearny Financial Corp. 5,205 39
Kennedy-Wilson Holdings, Inc. 11,536 112
Kingstone Cos., Inc. 9,268 156
Kinsale Capital Group, Inc. 429 168
Kite Realty Group Trust(ö) 18,130 435
KKR Real Estate Finance Trust, Inc.(ö) 3,746 31
Legalzoom.com, Inc.(Æ) 11,569 115
Lemonade, Inc.(Æ) 1,215 86
LendingClub Corp.(Æ) 3,490 66
LiveRamp Holdings, Inc.(Æ) 8,249 242
LXP Industrial Trust(ö) 752 37
Macerich Co. (The)(ö) 3,896 72
Marex Group PLC 7,333 281
Mercury General Corp. 571 54
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
MidWestOne Financial Group, Inc. 5,507 212
Moelis & Co. Class A 5,519 379
MVB Financial Corp. 3,347 86
National Bank Holdings Corp. Class A 866 33
Navient Corp. 10,387 135
Newmark Group, Inc. Class A 4,216 73
Nicolet Bankshares , Inc. 246 30
NMI Holdings, Inc. Class A(Æ) 1,585 65
Northfield Bancorp, Inc. 5,799 66
OceanFirst Financial Corp. 5,244 94
OFG Bancorp 1,878 77
Pagseguro Digital, Ltd. Class A 9,069 87
Palomar Holdings, Inc.(Æ) 742 100
Park National Corp. 719 109
Pathward Financial, Inc. 1,335 95
Pebblebrook Hotel Trust(ö) 7,379 84
Perella Weinberg Partners 24,048 416
Piper Sandler Cos. 1,645 559
PJT Partners, Inc. Class A 628 105
Plymouth Industrial REIT, Inc.(ö) 3,054 67
PotlatchDeltic Corp.(ö) 2,422 96
Preferred Bank 1,094 103
Primis Financial Corp. 5,311 74
Progyny , Inc.(Æ) 3,350 86
Provident Financial Services, Inc. 6,228 123
Radian Group, Inc. 10,735 386
RBB Bancorp 3,646 75
Ready Capital Corp.(ö) 7,954 17
Redwood Trust, Inc.(ö) 12,545 69
Remitly Global, Inc.(Æ) 1,693 23
Resolute Holdings Management, Inc.(Æ) 351 72
RLJ Lodging Trust(ö) 13,453 100
Ryman Hospitality Properties, Inc.(ö) 1,007 95
Sabra Health Care REIT, Inc.(ö) 10,244 194
Seacoast Banking Corp. of Florida 11,080 348
Selectquote , Inc.(Æ) 16,621 23
ServisFirst Bancshares, Inc. 1,549 111
Sierra Bancorp 1,856 61
SiriusPoint , Ltd.(Æ) 11,303 247
SITE Centers Corp.(ö) 16,059 103
Skyward Specialty Insurance Group, Inc.
(Æ) 5,276 270
SL Green Realty Corp.(ö) 3,153 145
SR Bancorp, Inc. 5,493 86
St. Joe Co. (The) 2,005 119
StepStone Group, Inc. Class A 7,634 490
Stock Yards Bancorp, Inc. 648 42
StoneX Group, Inc.(Æ) 1,312 125
Summit Hotel Properties, Inc.(ö) 7,335 36
Tanger , Inc.(ö) 980 33
TeraWulf , Inc.(Æ) 4,751 55
Terreno Realty Corp.(ö) 2,307 135
Texas Capital Bancshares, Inc.(Æ) 3,159 286
TIC Solutions, Inc.(Æ) 15,371 155
Tompkins Financial Corp. 1,216 88
Towne Bank 4,426 148
TriCo Bancshares 958 45

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 25
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Trupanion , Inc.(Æ) 778 29
TrustCo Bank Corp. 863 36
Trustmark Corp. 2,303 90
United Bankshares , Inc. 980 38
United Community Banks, Inc. 6,557 205
United Fire Group, Inc. 2,123 77
Universal Health Realty Income Trust(ö) 1,167 46
Universal Insurance Holdings, Inc. 2,051 69
Univest Financial Corp. 1,084 35
Upstart Holdings, Inc.(Æ) 1,928 84
Valley National Bancorp 22,328 261
Value Line, Inc. 1,119 43
Veris Residential, Inc.(ö) 9,217 137
Virtus Investment Partners, Inc. 467 76
WaFd , Inc. 4,325 139
Walker & Dunlop, Inc. 3,903 235
Washington Trust Bancorp, Inc. 2,298 68
Waterstone Financial, Inc. 2,304 38
Western New England Bancorp, Inc. 4,464 56
Whitestone REIT Class B(ö) 5,193 72
WisdomTree , Inc. 2,708 33
WSFS Financial Corp. 3,998 221
Xenia Hotels & Resorts, Inc.(ö) 6,788 96
25,126
Health Care - 16.8%
10X Genomics, Inc. Class A(Æ) 6,320 103
Acadia Pharmaceuticals, Inc.(Æ) 4,863 130
Accuray , Inc.(Æ) 21,766 18
AdaptHealth Corp.(Æ) 3,581 36
Adaptive Biotechnologies Corp.(Æ) 6,602 107
ADMA Biologics, Inc.(Æ) 24,326 444
Akebia Therapeutics, Inc.(Æ) 11,997 19
Alignment Healthcare, Inc.(Æ) 14,946 295
Alkermes PLC(Æ) 8,445 236
Alpha Teknova , Inc.(Æ) 7,754 29
Alphatec Holdings, Inc.(Æ) 4,043 85
Amicus Therapeutics, Inc.(Æ) 16,810 239
Amneal Pharmaceuticals, Inc.(Æ) 3,870 49
Amphastar Pharmaceuticals, Inc.(Æ) 1,655 44
AngioDynamics , Inc.(Æ) 23,098 297
ANI Pharmaceuticals, Inc.(Æ) 762 60
Apogee Therapeutics, Inc.(Æ) 877 66
Apyx Medical Corp.(Æ) 25,941 91
Arcellx , Inc.(Æ) 1,214 79
Arcus Biosciences, Inc.(Æ) 1,860 44
Arcutis Biotherapeutics , Inc.(Æ) 4,601 134
Ardelyx , Inc.(Æ) 5,119 30
Arrowhead Pharmaceuticals, Inc.(Æ) 4,074 271
Artivion , Inc.(Æ) 4,890 223
Astrana Health, Inc.(Æ) 7,424 184
AtriCure , Inc.(Æ) 2,170 86
Aurinia Pharmaceuticals, Inc.(Æ) 8,465 135
Avadel Pharmaceuticals PLC(Æ) 3,409 73
Avanos Medical, Inc.(Æ) 2,713 30
Aveanna Healthcare Holdings, Inc.(Æ) 4,083 33
Axogen , Inc.(Æ) 2,103 69
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Axsome Therapeutics, Inc.(Æ) 2,611 477
Azenta , Inc.(Æ) 3,319 110
BioCryst Pharmaceuticals, Inc.(Æ) 15,607 122
BioLife Solutions, Inc.(Æ) 1,712 41
Biote Corp. Class A(Æ) 11,768 31
Bioventus , Inc. Class A(Æ) 27,622 206
BridgeBio Pharma, Inc.(Æ) 8,566 655
BrightSpring Health Services, Inc.(Æ) 3,252 122
CareDx , Inc.(Æ) 2,528 48
Castle Biosciences, Inc.(Æ) 1,562 61
Catalyst Pharmaceuticals, Inc.(Æ) 9,570 223
Celcuity , Inc.(Æ) 539 54
Ceribell , Inc.(Æ) 11,507 252
Cerus Corp.(Æ) 29,623 61
CG Oncology, Inc.(Æ) 1,652 69
Clover Health Investments Corp.(Æ) 12,312 29
Cogent Biosciences, Inc.(Æ) 3,295 117
Collegium Pharmaceutical, Inc.(Æ) 1,636 76
Colliers International Group, Inc. 2,763 406
Concentra Group Holdings Parent, Inc. 7,900 156
CONMED Corp. 1,483 60
CRISPR Therapeutics AG(Æ) 1,732 91
Cytek Biosciences, Inc.(Æ) 9,398 47
Cytokinetics, Inc.(Æ) 2,776 176
Day One Biopharmaceuticals, Inc.(Æ) 4,515 42
DocGo , Inc.(Æ) 71,415 63
Doximity , Inc. Class A(Æ) 5,093 226
Dynavax Technologies Corp.(Æ) 8,939 138
Edgewise Therapeutics, Inc.(Æ) 2,266 56
Electromed , Inc.(Æ) 1,895 55
Embecta Corp. 3,285 39
Emergent BioSolutions , Inc.(Æ) 6,072 75
Encompass Health Corp. 5,551 589
Enovis Corp. Class W(Æ) 6,874 183
Ensign Group, Inc. (The) 4,442 774
Establishment Labs Holdings, Inc.(Æ) 643 47
Fortrea Holdings, Inc.(Æ) 3,268 56
GeneDx Holdings Corp.(Æ) 2,595 338
Geron Corp.(Æ) 24,625 33
Glaukos Corp.(Æ) 1,126 127
GRAIL, Inc.(Æ) 782 67
Guardant Health, Inc.(Æ) 5,611 573
Haemonetics Corp.(Æ) 1,734 139
Halozyme Therapeutics, Inc.(Æ) 5,318 358
Harmony Biosciences Holdings, Inc.(Æ) 2,429 91
Harrow, Inc.(Æ) 6,329 310
HealthEquity , Inc.(Æ) 1,927 177
ICU Medical, Inc.(Æ) 541 77
IDEAYA Biosciences, Inc.(Æ) 2,103 73
Indivior PLC(Æ) 3,929 141
Innoviva , Inc.(Æ) 13,159 263
Insmed , Inc.(Æ) 1,913 333
iRadimed Corp. 1,255 122
iRhythm Holdings, Inc.(Æ) 1,334 237
Ironwood Pharmaceuticals, Inc. Class A(Æ) 19,951 67
Keros Therapeutics, Inc.(Æ) 4,634 94
KORU Medical Systems, Inc.(Æ) 8,269 48

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
26 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Krystal Biotech, Inc.(Æ) 937 231
Kura Oncology, Inc.(Æ) 7,040 73
Kymera Therapeutics, Inc.(Æ) 2,792 217
Lantheus Holdings, Inc.(Æ) 2,087 139
LeMaitre Vascular, Inc. 469 38
Ligand Pharmaceuticals, Inc. Class B(Æ) 581 110
LivaNova PLC(Æ) 2,780 171
Madrigal Pharmaceuticals, Inc.(Æ) 1,179 687
MannKind Corp.(Æ) 11,650 66
Medpace Holdings, Inc.(Æ) 853 479
Merit Medical Systems, Inc.(Æ) 4,225 372
MiMedx Group, Inc.(Æ) 19,554 132
Mineralys Therapeutics, Inc.(Æ) 939 34
Mirum Pharmaceuticals, Inc.(Æ) 2,353 186
Monte Rosa Therapeutics, Inc.(Æ) 4,396 69
Myriad Genetics, Inc.(Æ) 24,188 149
Neogen Corp.(Æ) 5,961 42
Niagen Bioscience, Inc.(Æ) 6,482 41
Novocure , Ltd.(Æ) 3,364 44
Nuvalent , Inc. Class A(Æ) 2,874 289
Omnicell , Inc.(Æ) 2,243 102
Option Care Health, Inc.(Æ) 2,264 72
Orthofix Medical, Inc.(Æ) 2,422 37
Oscar Health, Inc. Class A(Æ) 2,982 43
Pacira BioSciences , Inc.(Æ) 1,262 33
Pediatrix Medical Group, Inc.(Æ) 3,398 73
Phibro Animal Health Corp. Class A 1,017 38
Phreesia , Inc.(Æ) 4,211 71
Praxis Precision Medicines, Inc.(Æ) 403 119
Prestige Consumer Healthcare, Inc.(Æ) 1,125 69
Privia Health Group, Inc.(Æ) 13,048 309
PROCEPT BioRobotics Corp.(Æ) 1,812 57
Protagonist Therapeutics, Inc.(Æ) 2,934 256
PTC Therapeutics, Inc.(Æ) 3,323 252
Puma Biotechnology, Inc.(Æ) 9,339 56
Pursuit Attractions and Hospitality, Inc.(Æ) 6,275 211
QuidelOrtho Corp.(Æ) 1,707 49
RadNet , Inc.(Æ) 7,035 502
Rhythm Pharmaceuticals, Inc.(Æ) 4,397 471
Rigel Pharmaceuticals, Inc.(Æ) 1,659 71
Sanara Medtech , Inc.(Æ) 2,481 58
Scholar Rock Holding Corp.(Æ) 1,285 57
Schrodinger, Inc.(Æ) 4,540 81
Select Medical Holdings Corp. 16,517 245
Septerna , Inc.(Æ) 2,376 66
SI-BONE, Inc.(Æ) 2,092 41
SIGA Technologies, Inc. 4,900 30
Soleno Therapeutics, Inc.(Æ) 805 37
Sophia Genetics SA(Æ) 5,516 26
Stoke Therapeutics, Inc.(Æ) 2,251 71
Supernus Pharmaceuticals, Inc.(Æ) 1,527 76
Tactile Systems Technology, Inc.(Æ) 2,649 77
Talkspace , Inc.(Æ) 35,622 129
Tandem Diabetes Care, Inc.(Æ) 17,015 374
Tarsus Pharmaceuticals, Inc.(Æ) 877 72
Teladoc Health, Inc.(Æ) 10,021 70
Teleflex, Inc. 1,870 228
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Terns Pharmaceuticals, Inc.(Æ) 2,416 98
TG Therapeutics, Inc.(Æ) 3,547 106
Theravance Biopharma, Inc.(Æ) 13,538 253
TransMedics Group, Inc.(Æ) 1,063 129
Travere Therapeutics, Inc.(Æ) 2,888 110
Twist Bioscience Corp.(Æ) 2,583 82
UFP Technologies, Inc.(Æ) 1,118 248
Varex Imaging Corp.(Æ) 18,167 212
Vaxcyte , Inc.(Æ) 3,686 170
Vera Therapeutics, Inc.(Æ) 1,463 74
Veracyte , Inc.(Æ) 3,328 140
Vericel Corp.(Æ) 2,498 90
Waystar Holding Corp.(Æ) 3,289 108
Xenon Pharmaceuticals, Inc.(Æ) 2,770 124
Xeris Biopharma Holdings, Inc.(Æ) 5,505 43
Zymeworks , Inc.(Æ) 3,417 90
23,715
Materials and Processing - 8.2%
Aspen Aerogels, Inc.(Æ) 5,875 17
ATI, Inc.(Æ) 2,944 338
Avient Corp. 2,485 78
Balchem Corp. 532 82
Belden, Inc. 455 53
Boise Cascade Co. 1,784 131
Cabot Corp. 1,151 76
Caledonia Mining Corp. PLC 3,298 86
Carpenter Technology Corp. 2,337 736
Century Aluminum Co.(Æ) 1,552 61
Chemours Co. (The) 6,467 76
Coeur Mining, Inc.(Æ) 21,107 376
Commercial Metals Co. 7,762 537
Compass Minerals International, Inc.(Æ) 2,200 43
Constellium SE(Æ) 2,354 44
Core Molding Technologies, Inc.(Æ) 1,698 34
Fabrinet (Æ) 1,938 882
Ferroglobe PLC 29,926 139
Gibraltar Industries, Inc.(Æ) 3,842 190
Global Industrial Co. 2,765 81
Griffon Corp. 1,622 119
H.B. Fuller Co. 539 32
Hawkins, Inc. 419 60
Healthcare Services Group, Inc.(Æ) 13,263 254
Hecla Mining Co. 15,921 306
Hudson Technologies, Inc.(Æ) 6,936 48
Ingevity Corp.(Æ) 7,662 453
Installed Building Products, Inc. 2,459 638
Interface, Inc. Class A 2,521 70
Intrepid Potash, Inc.(Æ) 6,613 183
Ivanhoe Electric, Inc.(Æ) 4,404 70
Knife River Corp.(Æ) 421 30
Koppers Holdings, Inc. 1,180 32
Legence Corp. Class A(Æ) 5,128 221
LSI Industries, Inc. 7,675 141
Mativ Holdings, Inc. 5,512 67
Metallus , Inc.(Æ) 9,983 171
Modine Manufacturing Co.(Æ) 3,725 497

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 27
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Mueller Water Products, Inc. Class A 2,517 60
NovaGold Resources, Inc.(Æ) 5,013 47
NWPX Infrastructure, Inc.(Æ) 5,128 320
Olympic Steel, Inc. 1,769 76
Omega Flex, Inc. 1,361 40
OPENLANE, Inc.(Æ) 2,314 69
Perimeter Solutions, Inc.(Æ) 4,939 136
Quaker Chemical Corp. 741 102
Ranpak Holdings Corp.(Æ) 25,284 137
Resideo Technologies, Inc.(Æ) 10,429 366
Rush Enterprises, Inc. Class A 3,278 177
Rush Enterprises, Inc. Class B 1,626 91
ScanSource , Inc.(Æ) 1,295 51
Sensient Technologies Corp. 1,459 137
SiteOne Landscape Supply, Inc.(Æ) 1,642 205
SmartRent , Inc.(Æ) 32,842 66
SPX Technologies, Inc.(Æ) 3,605 721
SSR Mining, Inc.(Æ) 5,958 131
Sylvamo Corp. 2,856 138
Tecnoglass , Inc. 831 42
ThredUp , Inc. Class A(Æ) 3,032 19
Tredegar Corp.(Æ) 4,281 31
UFP Industries, Inc. 641 58
United States Lime & Minerals, Inc. 275 33
VSE Corp. 4,481 774
Worthington Enterprises, Inc. 1,499 77
11,556
Producer Durables - 18.2%
AAR Corp.(Æ) 4,322 358
Aebi Schmidt Holding AG 16,813 213
AeroVironment , Inc.(Æ) 1,344 325
Alarm.com Holdings, Inc.(Æ) 592 30
Allegiant Travel Co. Class A(Æ) 1,309 112
Allient , Inc. 1,745 94
American Superconductor Corp.(Æ) 4,456 128
AMN Healthcare Services, Inc.(Æ) 4,300 68
Amprius Technologies, Inc.(Æ) 4,386 35
Applied Industrial Technologies, Inc. 1,695 435
ArcBest Corp. 826 61
Ardmore Shipping Corp. 13,262 140
Argan , Inc. 484 152
ASGN, Inc.(Æ) 1,947 94
Astec Industries, Inc. 1,839 80
Astronics Corp.(Æ) 8,637 469
AZZ, Inc. 1,516 163
Babcock & Wilcox Enterprises, Inc.(Æ) 6,252 40
Badger Meter, Inc. 671 117
Bloom Energy Corp. Class A(Æ) 10,430 906
Blue Bird Corp.(Æ) 1,414 66
Brink's Co. (The) 388 45
BWX Technologies, Inc. 729 126
Cactus, Inc. Class A 4,479 205
Casella Waste Systems, Inc. Class A(Æ) 1,688 165
CECO Environmental Corp.(Æ) 7,261 435
Champion Homes, Inc.(Æ) 4,840 409
Cimpress PLC(Æ) 1,376 92
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Clean Energy Fuels Corp.(Æ) 14,995 32
Comfort Systems USA, Inc. 847 791
Concrete Pumping Holdings, Inc. 23,248 156
Construction Partners, Inc. Class A(Æ) 6,126 665
CoreCivic , Inc.(Æ) 1,719 33
Costamare , Inc. 5,271 83
Crane Co. 1,695 313
Cross Country Healthcare, Inc.(Æ) 8,644 70
CryoPort , Inc.(Æ) 3,359 32
CSW Industrials, Inc. 473 139
DHI Group, Inc.(Æ) 11,874 18
DHT Holdings, Inc. 7,557 92
Ducommun, Inc.(Æ) 3,289 313
Dycom Industries, Inc.(Æ) 1,954 660
EnerSys 1,628 239
Enpro , Inc. 478 102
ESCO Technologies, Inc. 391 76
Euronet Worldwide, Inc.(Æ) 2,665 203
Federal Signal Corp. 5,126 557
Fluor Corp.(Æ) 2,688 107
Forrester Research, Inc.(Æ) 6,691 54
Franklin Covey Co.(Æ) 8,061 135
Frontdoor , Inc.(Æ) 1,452 84
FTAI Aviation, Ltd. 1,477 291
GEO Group, Inc. (The)(Æ) 1,842 30
Helios Technologies, Inc. 6,810 364
Herc Holdings, Inc. Class W 377 56
Hertz Global Holdings, Inc.(Æ) 5,641 29
HNI Corp. 1,690 71
Hub Group, Inc. Class A 5,412 231
Huron Consulting Group, Inc.(Æ) 4,446 769
I3 Verticals, Inc. Class A(Æ) 8,967 226
ICF International, Inc. 353 30
IES Holdings, Inc.(Æ) 1,268 493
indie Semiconductor, Inc. Class A(Æ) 36,983 131
Information Services Group, Inc. 13,997 81
International Seaways, Inc. 1,079 52
Itron , Inc.(Æ) 2,337 217
Janus International Group, Inc.(Æ) 19,401 127
JBT Marel Corp. 1,553 234
Kadant , Inc. 138 39
Kelly Services, Inc. Class A 5,982 53
Kennametal, Inc. 2,446 70
Kforce , Inc. 5,675 176
Kratos Defense & Security Solutions, Inc.
(Æ) 13,033 989
LCI Industries 581 71
Limbach Holdings, Inc.(Æ) 2,185 170
Liquidity Services, Inc.(Æ) 2,207 67
Luxfer Holdings PLC - ADR 23,655 320
Marten Transport, Ltd. 6,068 69
Materion Corp. 2,971 369
Matson, Inc. 627 77
Maximus, Inc. 1,487 128
Mayville Engineering Co., Inc.(Æ) 13,179 247
Mercury Systems, Inc.(Æ) 6,887 503
Mesa Laboratories, Inc. 537 42

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
28 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Microvast Holdings, Inc.(Æ) 12,295 34
Mirion Technologies, Inc.(Æ) 10,096 236
Mistras Group, Inc.(Æ) 28,302 358
Mitek Systems, Inc.(Æ) 3,381 36
Montrose Environmental Group, Inc.(Æ) 10,733 267
Moog, Inc. Class A 937 228
MYR Group, Inc.(Æ) 340 74
NANO Nuclear Energy, Inc.(Æ) 1,059 25
Navigator Holdings, Ltd. 16,872 292
Nextpower , Inc. Class A(Æ) 4,264 371
Nexxen International, Ltd.(Æ) 8,602 56
NuScale Power Corp.(Æ) 2,832 40
Orion Group Holdings, Inc.(Æ) 37,164 369
OSI Systems, Inc.(Æ) 361 92
Payoneer Global, Inc.(Æ) 12,601 71
Pitney Bowes, Inc. 5,856 62
Powell Industries, Inc. 311 99
Power Solutions International, Inc.(Æ) 477 27
Primoris Services Corp. 3,949 490
Proficient Auto Logistics, Inc.(Æ) 17,645 170
Proto Labs, Inc.(Æ) 1,984 100
PureCycle Technologies, Inc.(Æ) 2,521 22
Quad/Graphics, Inc. 7,377 46
Radiant Logistics, Inc.(Æ) 31,132 197
RBC Bearings, Inc.(Æ) 1,483 665
Riot Platforms, Inc.(Æ) 4,504 57
Robert Half, Inc. 6,440 175
RXO, Inc.(Æ) 10,228 129
Sabre Corp.(Æ) 52,573 72
Scorpio Tankers, Inc. 3,818 194
Sezzle , Inc.(Æ) 555 35
SkyWest, Inc.(Æ) 1,356 136
Sterling Infrastructure, Inc.(Æ) 1,510 462
StoneCo , Ltd. Class A(Æ) 7,191 106
Strattec Security Corp.(Æ) 637 49
Sun Country Airlines Holdings, Inc.(Æ) 2,879 41
Teekay Corp., Ltd. 6,324 57
Teekay Tankers, Ltd. Class A 653 35
Terex Corp. 1,289 69
Thermon Group Holdings, Inc.(Æ) 2,108 78
Tidewater, Inc.(Æ) 1,411 71
Titan International, Inc.(Æ) 13,031 102
Titan Machinery, Inc.(Æ) 13,258 199
TriNet Group, Inc. 487 29
TrueBlue , Inc.(Æ) 22,120 101
TTM Technologies, Inc.(Æ) 3,002 207
Tutor Perini Corp. 2,085 140
V2X, Inc.(Æ) 4,573 249
Vishay Precision Group, Inc.(Æ) 4,581 176
Watts Water Technologies, Inc. Class A 1,220 337
Werner Enterprises, Inc. 2,492 75
WESCO International, Inc. 890 218
Willdan Group, Inc.(Æ) 538 56
Xerox Holdings Corp. 8,869 21
Xometry , Inc. Class A(Æ) 1,086 65
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Zurn Elkay Water Solutions Corp. 6,331 294
25,801
Technology - 16.5%
8x8, Inc.(Æ) 16,138 32
A10 Networks, Inc. 15,366 272
ACI Worldwide, Inc.(Æ) 12,452 595
ACM Research, Inc. Class A(Æ) 1,250 49
ACV Auctions, Inc. Class A(Æ) 22,650 182
Adeia , Inc. 5,039 87
ADTRAN Holdings, Inc.(Æ) 28,350 246
Agilysys , Inc.(Æ) 3,507 417
Alpha & Omega Semiconductor, Ltd.(Æ) 6,408 127
Ambarella , Inc.(Æ) 1,432 101
Amentum Holdings, Inc.(Æ) 10,449 303
Amkor Technology, Inc. 8,136 321
Appian Corp. Class A(Æ) 3,244 115
Applied Optoelectronics, Inc.(Æ) 10,010 349
Arlo Technologies, Inc.(Æ) 17,450 244
Arteris , Inc.(Æ) 4,476 69
Asana, Inc. Class A(Æ) 4,588 63
AvePoint , Inc.(Æ) 2,277 32
Aviat Networks, Inc.(Æ) 14,367 307
Axcelis Technologies, Inc.(Æ) 3,316 266
Bandwidth, Inc. Class A(Æ) 2,403 37
Blackbaud , Inc.(Æ) 1,487 94
Blackline, Inc.(Æ) 880 49
Blend Labs, Inc. Class A(Æ) 30,534 93
Box, Inc. Class A(Æ) 4,740 142
Braze, Inc. Class A(Æ) 1,100 38
Bumble, Inc. Class A(Æ) 6,135 22
C3.ai, Inc. Class A(Æ) 2,144 29
Calix, Inc.(Æ) 2,378 126
Camtek , Ltd.(Æ) 3,064 326
Cantaloupe, Inc.(Æ) 5,409 57
Cargurus , Inc.(Æ) 4,334 166
Cerence , Inc.(Æ) 3,570 38
CI&T, Inc. Class A(Æ) 15,892 65
Clear Secure, Inc. Class A 3,080 108
Clearfield, Inc.(Æ) 3,145 92
Cohu , Inc.(Æ) 12,199 284
Commerce.com, Inc.(Æ) 11,109 46
CommVault Systems, Inc.(Æ) 2,206 277
Corsair Gaming, Inc.(Æ) 5,444 32
Credo Technology Group Holding, Ltd.(Æ) 7,317 1,053
Cricut , Inc. Class A 12,030 60
CS Disco, Inc.(Æ) 5,866 45
CSG Systems International, Inc. 959 74
Daktronics, Inc.(Æ) 1,963 39
Descartes Systems Group, Inc. (The)(Æ) 4,864 426
Diebold Nixdorf, Inc.(Æ) 627 43
Digi International, Inc.(Æ) 8,230 356
DigitalBridge Group, Inc. 4,844 74
DigitalOcean Holdings, Inc.(Æ) 5,111 246
Diodes, Inc.(Æ) 1,877 93
Domo, Inc. Class B(Æ) 3,819 32
D-Wave Quantum, Inc.(Æ) 7,052 184

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 29
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
EchoStar Corp. Class A(Æ) 3,319 361
EPAM Systems, Inc.(Æ) 1,079 221
ePlus , Inc. 763 67
EverQuote , Inc. Class A(Æ) 9,310 251
Expensify, Inc. Class A(Æ) 17,301 26
Extreme Networks, Inc.(Æ) 4,562 76
Fastly , Inc. Class A(Æ) 4,485 46
Five9, Inc.(Æ) 1,626 33
FormFactor , Inc.(Æ) 10,591 591
Freshworks , Inc. Class A(Æ) 8,547 105
Gilat Satellite Networks, Ltd.(Æ) 23,281 301
Globalstar , Inc.(Æ) 1,774 108
Groupon, Inc.(Æ) 1,482 26
IBEX Holdings, Ltd.(Æ) 2,009 77
Ichor Holdings, Ltd.(Æ) 9,119 168
Identiv , Inc.(Æ) 23,890 92
IDT Corp. Class B 1,338 68
Impinj , Inc.(Æ) 700 122
Innodata, Inc.(Æ) 825 42
Inseego Corp.(Æ) 10,418 107
Insight Enterprises, Inc.(Æ) 382 31
Intapp , Inc.(Æ) 2,252 103
InterDigital , Inc. 1,250 398
inTEST Corp.(Æ) 19,565 146
IonQ , Inc.(Æ) 11,176 501
IPG Photonics Corp.(Æ) 2,627 188
Kaltura , Inc.(Æ) 25,772 42
Kimball Electronics, Inc.(Æ) 3,144 87
Knowles Corp.(Æ) 12,902 276
Kopin Corp.(Æ) 88,869 208
Kulicke & Soffa Industries, Inc. 5,104 233
Kyndryl Holdings, Inc.(Æ) 9,230 245
Life360, Inc.(Æ) 403 26
Marqeta , Inc. Class A(Æ) 6,223 30
MediaAlpha , Inc. Class A(Æ) 2,667 34
Napco Security Technologies, Inc. 1,641 68
NCR Atleos Corp.(Æ) 8,165 311
NCR Voyix Corp.(Æ) 13,828 141
NetScout Systems, Inc.(Æ) 2,093 57
nLight , Inc.(Æ) 9,688 363
Nova, Ltd.(Æ) 2,338 768
ON24, Inc.(Æ) 12,032 96
Onto Innovation, Inc.(Æ) 633 100
Ooma , Inc.(Æ) 9,484 111
Ouster, Inc.(Æ) 1,193 26
Pagaya Technologies, Ltd. Class A(Æ) 979 20
PagerDuty , Inc.(Æ) 4,474 59
Parsons Corp.(Æ) 4,282 265
Pegasystems , Inc. 5,938 355
Penguin Solutions, Inc.(Æ) 12,866 252
Photronics , Inc.(Æ) 2,643 85
Planet Labs PBC(Æ) 6,530 129
Playstudios , Inc.(Æ) 107,732 70
Playtika Holding Corp. 9,198 36
Plexus Corp.(Æ) 456 67
Porch Group, Inc.(Æ) 2,380 22
Power Integrations, Inc. 2,045 73
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Powerfleet , Inc.(Æ) 38,612 205
Preformed Line Products Co. 200 41
PubMatic, Inc. Class A(Æ) 9,862 87
Q2 Holdings, Inc.(Æ) 1,203 87
Qualys , Inc.(Æ) 1,665 221
Quantum Computing, Inc.(Æ) 2,215 23
Rambus, Inc.(Æ) 5,484 504
Rapid7, Inc.(Æ) 2,959 45
Red Violet, Inc. 661 38
Ribbon Communications, Inc.(Æ) 66,235 191
Rigetti Computing, Inc.(Æ) 7,236 160
Sanmina Corp.(Æ) 1,984 298
Semtech Corp.(Æ) 1,966 145
Silicon Laboratories, Inc.(Æ) 984 129
SiTime Corp.(Æ) 1,178 416
Sonos , Inc.(Æ) 16,625 292
SoundHound AI, Inc. Class A(Æ) 7,685 77
Sprinklr , Inc. Class A(Æ) 7,685 60
Sprout Social, Inc. Class A(Æ) 6,495 73
SPS Commerce, Inc.(Æ) 619 55
Stratasys , Ltd.(Æ) 12,894 112
Synaptics , Inc.(Æ) 699 52
Tenable Holdings, Inc.(Æ) 5,775 136
Ultra Clean Holdings, Inc.(Æ) 14,106 357
Upwork , Inc.(Æ) 5,162 102
Varonis Systems, Inc.(Æ) 2,942 96
Veeco Instruments, Inc.(Æ) 10,376 297
Veritone , Inc.(Æ) 18,325 85
Vertex, Inc. Class A(Æ) 3,723 74
Viant Technology, Inc. Class A(Æ) 19,531 235
Viasat , Inc.(Æ) 2,401 83
Viavi Solutions, Inc. Class W(Æ) 4,372 78
Vistance Networks, Inc.(Æ) 5,476 99
Weave Communications, Inc.(Æ) 4,277 32
Workiva , Inc.(Æ) 1,856 160
Yelp, Inc. Class A(Æ) 4,800 146
Yext , Inc.(Æ) 4,780 38
Zeta Global Holdings Corp. Class A(Æ) 5,582 114
23,376
Utilities - 2.3%
American States Water Co. 2,172 157
ATN International, Inc. 4,144 95
Avista Corp. 945 36
Black Hills Corp. 1,231 86
Brookfield Infrastructure Corp. Class A 1,559 71
California Resources Corp. 3,950 177
California Water Service Group 899 39
CNX Resources Corp.(Æ) 2,641 97
Comstock Resources, Inc.(Æ) 8,583 199
Consolidated Water Co., Ltd. 2,874 101
Genie Energy, Ltd. Class B 5,677 78
Golar LNG, Ltd. 1,447 54
Hawaiian Electric Industries, Inc.(Æ) 2,839 35
Lumen Technologies, Inc.(Æ) 29,357 228
Magnolia Oil & Gas Corp. Class A 9,772 214
Middlesex Water Co. 1,471 74

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
30 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Northern Oil and Gas, Inc. 8,193 176
Northwestern Energy Group, Inc. 1,130 73
Oklo , Inc.(Æ) 2,745 197
ONE Gas, Inc. 1,333 103
Otter Tail Corp. 1,166 94
Portland General Electric Co. 1,838 88
SandRidge Energy, Inc. 19,226 278
Spire, Inc. 790 65
Talen Energy Corp.(Æ) 429 161
Talos Energy, Inc.(Æ) 21,501 237
Telephone and Data Systems, Inc. 2,759 113
3,326
Total Common Stocks
(cost $131,336) 135,707
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
  Rights 1,808 1
Total Warrants and Rights
(cost $1) 1
Short-Term Investments - 3.4%
State Street Institutional U.S. Government
Money Market Fund 4,828,157 4,828
Total Short-Term Investments
(cost $4,828) 4,828
Total Investments - 99.4%
(cost $136,165) 140,536
Other Assets net of Liabilities
- 0.6%
801
Net Assets - 100.0%
141,337

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 31
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
Russell 2000 Micro E-Mini Index Futures 350 USD 4,372 03/20/2026 (101)
Total Futures Contracts (å) (101)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 14,919 $ — $ — $ 14,919
Consumer Staples 1,243 — — 1,243
Energy 6,645 — — 6,645
Financial Services 25,126 — — 25,126
Health Care 23,715 — — 23,715
Materials and Processing 11,556 — — 11,556
Producer Durables 25,801 — — 25,801
Technology 23,376 — — 23,376
Utilities 3,326 — — 3,326
Warrants and Rights — — 1 1
Short-Term Investments 4,828 — — 4,828
Total Investments
140,535 — 1 140,536
Derivatives
Liabilities
Futures Contracts (101) — — (101)
Total Derivatives
*
$ (101) $ — $ — $ (101)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
32 Venerable US Small Cap Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Bermuda .............................................................................................
126 0.1
Brazil ..................................................................................................
258 0.2
Cameroon ...........................................................................................
54 —**
Canada ................................................................................................
1,772 1.2
China ..................................................................................................
131 0.1
Costa Rica ..........................................................................................
47 —**
Guernsey ............................................................................................
93 0.1
Ireland ................................................................................................
232 0.2
Israel ...................................................................................................
1,451 1.0
Monaco ..............................................................................................
277 0.2
Panama ...............................................................................................
362 0.3
Puerto Rico .........................................................................................
219 0.1
Singapore ...........................................................................................
233 0.2
South Africa .......................................................................................
86 0.1
Sweden ...............................................................................................
247 0.2
Switzerland ........................................................................................
330 0.2
Thailand .............................................................................................
882 0.6
United Kingdom .................................................................................
835 0.6
United States ......................................................................................
132,901 94.0
Total Investments ............................................................................... 140,536 99.4
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 33
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 136,165
Investments, at fair value .............................................................................................................................................................
140,536
Cash .............................................................................................................................................................................................. 50
Receivables:
Dividends and interest ...................................................................................................................................................... 101
Investments sold ............................................................................................................................................................... 66
Fund shares sold ............................................................................................................................................................... 502
From broker(a) ................................................................................................................................................................. 368
Prepaid expenses .......................................................................................................................................................................... 13
Total assets ...............................................................................................................................................................
141,636
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 158
Accrued fees to affiliates .................................................................................................................................................. 87
Other accrued expenses .................................................................................................................................................... 40
Variation margin on futures contracts .............................................................................................................................. 14
Total liabilities ...........................................................................................................................................................
299
Net Assets ...............................................................................................................................................................
$ 141,337
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 3,700
Paid-in capital ..............................................................................................................................................................................
137,637
Net Assets ...............................................................................................................................................................
$ 141,337
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 388
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.25
Class V — Net assets ........................................................................................................................................................... $ 141,337,159
Class V — Shares outstanding ............................................................................................................................................. 13,782,983
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
34 Venerable US Small Cap Fund
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 547
Interest .............................................................................................................................................................................. 3
Total investment income ..............................................................................................................................................................
550
Expenses
Advisory fees ................................................................................................................................................................... 364
Administrative fees .......................................................................................................................................................... 51
Distribution fees - Class V ............................................................................................................................................... 128
Professional fees .............................................................................................................................................................. 45
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ..................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 4
Miscellaneous .................................................................................................................................................................. 11
Expenses before reductions .............................................................................................................................................. 605
Expense reductions .......................................................................................................................................................... (241)
Net expenses ................................................................................................................................................................................
364
Net investment income (loss) .......................................................................................................................................................
186
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (881)
Futures contracts .............................................................................................................................................................. 125
Net realized gain (loss) ................................................................................................................................................................
(756)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 4,371
Futures contracts .............................................................................................................................................................. (101)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 4,270
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,514
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,700
(1)     For the period September 12, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 35
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 186
Net realized gain (loss) ................................................................................................................ (756)
Net change in unrealized appreciation (depreciation) ................................................................. 4,270
Net increase (decrease) in net assets from operations ....................................................................... 3,700
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 137,637
Total Net Increase (Decrease) in Net Assets ...................................................................
141,337
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 141,337
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class V
Proceeds from shares sold 14,803 $ 148,047
Payments for shares redeemed (1,020) (10,410)
Total increase (decrease)
13,783 $ 137,637
(1) For the period September 12, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
36 Venerable US Small Cap Fund
Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Financial Highlights — For the Period Ended
For a S hare Outstanding Throughout the Period.
Class V
12/31/25
(℈)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.0 1
$ Net Realized and Unrealized Gain (Loss) .2 4
$ Total from Investment Operations .25
$ Net Asset Value, End of Period 10.25
% Total Return
(ǿ)(±)
2.50
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 141,337
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
1.41
% Expenses, Net
(ɯ)(Ƃ)
.85
% Net Investment Income
(ɯ)(Ƃ)
. 43
% Portfolio Turnover Rate
(ǿ)
24

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 37
Amounts in thousands (except share amounts)
H2
Number of
s hares
H2
Fair
Value
$
Common Stocks - 95.3%
Austria - 0.2%
Erste Group Bank AG 2,187 263
Brazil - 5.6%
Allos SA 7,377 38
Ambev SA 182,529 460
Axia Energia 22,370 206
B3 SA - Brasil Bolsa Balcao 155,429 405
Banco Bradesco SA 13,225 37
Banco BTG Pactual SA 17,338 165
Banco do Brasil SA 64,916 255
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp 5,488 132
Cosan SA 147,154 138
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 18,557 102
Embraer SA 36,567 591
Embraer SA - ADR 1,834 118
Equatorial Energia SA 14,051 99
Hypera SA 55,089 235
Itau Unibanco Holding SA - ADR 45,010 322
Localiza Rent a Car SA 33,993 268
Lojas Renner SA 103,941 254
LWSA SA(Þ) 17,543 14
Magazine Luiza SA 81,840 132
MBRF Global Foods Company SA 4,087 15
MercadoLibre , Inc.(Æ) 290 584
Natura Cosmeticos SA(Æ) 71,242 97
NU Holdings, Ltd. Class A(Æ) 77,986 1,306
Petroleo Brasileiro SA - ADR 3,665 43
Raia Drogasil SA 48,260 207
Rede D'Or Sao Luiz SA(Þ) 16,400 121
Sendas Distribuidora SA 12,794 17
TIM SA 8,167 32
TOTVS SA 2,477 19
Vale SA 37,573 491
Vale SA Class B - ADR 24,642 321
WEG SA 55,654 499
XP, Inc. Class A 6,838 112
7,835
Canada - 0.7%
Barrick Mining Corp. 9,878 430
Capstone Mining Corp.(Æ) 16,136 162
Parex Resources, Inc. 24,736 332
924
Chile - 0.0%
Latam Airlines Group SA 3,046,306 83
China - 25.3%
AAC Technologies Holdings, Inc. 11,500 57
Agricultural Bank of China, Ltd. Class H 248,000 184
Akeso , Inc. Class B(Æ)(Þ) 4,000 58
Alibaba Group Holding, Ltd. 171,800 3,144
Alibaba Group Holding, Ltd. - ADR 535 78
Aluminum Corp. of China, Ltd. Class A 226,000 394
Aluminum Corp. of China, Ltd. Class H 100,000 156
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Anta Sports Products, Ltd. 29,200 302
Atour Lifestyle Holdings, Ltd. - ADR 3,849 152
Baidu, Inc. Class A(Æ) 67,750 1,110
Bank of China, Ltd. Class H 580,000 332
Bank of Communications Co., Ltd. Class
H 103,000 85
Bank of Ningbo Co., Ltd. Class A 8,600 35
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 103,400 201
Bilibili , Inc. Class Z(Æ) 7,840 193
Budweiser Brewing Co. APAC, Ltd.(Þ) 247,500 241
BYD Co., Ltd. Class H 26,600 324
China CITIC Bank Corp., Ltd. Class H 96,000 85
China Construction Bank Corp. Class H 755,000 744
China CSSC Holdings, Ltd. Class A 36,200 172
China Galaxy Securities Co., Ltd. Class H 43,000 55
China International Capital Corp., Ltd.
Class H(Þ) 130,000 325
China Mengniu Dairy Co., Ltd. 250,000 478
China Merchants Bank Co., Ltd. Class A 14,300 86
China Merchants Bank Co., Ltd. Class H 87,500 592
China Minsheng Banking Corp., Ltd.
Class A 239,400 131
China Overseas Land & Investment, Ltd. 256,000 402
China Petroleum & Chemical Corp.
Class H 268,000 161
China Resources Land, Ltd. 86,000 299
China Shenhua Energy Co., Ltd. Class H 39,000 194
China Tower Corp., Ltd. Class H(Þ) 52,000 77
China Yangtze Power Co., Ltd. Class A 17,000 66
Chow Tai Fook Jewellery Group, Ltd. 96,400 153
CITIC Securities Co., Ltd. Class A 55,450 227
CITIC, Ltd. 48,000 74
Consun Pharmaceutical Group, Ltd. 9,000 18
Contemporary Amperex Technology Co.,
Ltd. Class A 18,002 942
Contemporary Amperex Technology Co.,
Ltd. Class H 7,698 499
DiDi Global, Inc. - ADR(Æ) 42,547 225
Dongyue Group 24,000 33
Eastroc Beverage Group Co., Ltd. Class A 5,200 199
ENN Energy Holdings, Ltd. 9,300 83
Eoptolink Technology Inc., Ltd. Class A 3,200 196
Fujian Star-net Communication Co., Ltd.
Class A 14,600 63
Full Truck Alliance Co., Ltd. - ADR 23,000 247
GDS Holdings, Ltd. Class A(Æ) 17,400 76
Geely Automobile Holdings, Ltd. 68,000 156
Great Wall Motor Co., Ltd. Class H 92,000 180
Guoquan Food (Shanghai) Co., Ltd.
Class H 64,800 30
Guosen Securities Co., Ltd. Class A 20,300 38
Guoyuan Securities Co., Ltd. Class A 63,900 76
H World Group, Ltd. 57,200 270
Haier Smart Home Co., Ltd. Class H 173,000 538
Hansoh Pharmaceutical Group Co., Ltd.
(Þ) 22,000 102

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
38 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Hisense Visual Technology Co., Ltd.
Class A 4,900 17
Huaming Power Equipment Co., Ltd.
Class A 47,500 170
Huatai Securities Co., Ltd. Class H(Þ) 24,200 58
Industrial & Commercial Bank of China,
Ltd. Class H 575,000 466
Innovent Biologics, Inc.(Æ)(Þ) 20,500 200
JD Health International, Inc.(Æ)(Þ) 18,150 129
JD.com, Inc. - ADR 5,050 145
JD.com, Inc. Class A 33,700 483
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ) 21,000 192
Kanzhun , Ltd. - ADR 8,656 176
Kingsoft Corp., Ltd. 8,600 31
Kuaishou Technology(Þ) 13,400 109
Kweichow Moutai Co., Ltd. Class A 800 157
Laopu Gold Co., Ltd. Class H 1,900 151
Lenovo Group, Ltd. 80,000 95
Lens Technology Co., Ltd. Class H 35,000 113
LexinFintech Holdings, Ltd. - ADR 10,593 35
Li Ning Co., Ltd. 128,500 308
Longfor Group Holdings, Ltd.(Þ) 162,000 178
Meituan Class B(Æ)(Þ) 22,100 292
NetEase , Inc. 5,700 157
NetEase , Inc. - ADR 3,078 424
Nexteer Automotive Group, Ltd. 16,000 13
Nongfu Spring Co., Ltd. Class H(Þ) 23,800 143
PDD Holdings, Inc. - ADR(Æ) 3,032 344
People's Insurance Co. Group of China,
Ltd. (The) Class H 103,000 89
PetroChina Co., Ltd. Class H 200,000 215
PICC Property & Casualty Co., Ltd.
Class H 148,000 310
Ping An Insurance Group Co. of China,
Ltd. Class H 157,000 1,321
Pop Mart International Group, Ltd.(Þ) 9,800 235
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 92,000 63
Prosus NV 4,517 279
Qifu Technology, Inc. - ADR 5,026 97
Ruijie Networks Co., Ltd. Class A 3,819 48
SAIC Motor Corp., Ltd. Class A 72,900 159
Sany Heavy Industry Co., Ltd. Class
H(Æ) 40,349 117
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 273,600 176
Shenwan Hongyuan Group Co., Ltd.
Class A 152,900 115
Shenwan Hongyuan Group Co., Ltd.
Class H(Þ) 32,800 13
Shenzhou International Group Holdings,
Ltd. 11,300 88
Sieyuan Electric Co., Ltd. Class A 4,700 104
Sino Biopharmaceutical, Ltd. 300,000 238
Sunny Optical Technology Group Co.,
Ltd. 50,000 418
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
SY Holdings Group, Ltd.(Þ) 21,000 29
Tencent Holdings, Ltd. 77,200 5,916
Tencent Music Entertainment Group
- ADR 4,775 84
Trip.com Group, Ltd. 2,250 161
Trip.com Group, Ltd. - ADR 1,037 75
Vipshop Holdings, Ltd. - ADR 4,893 86
Weichai Power Co., Ltd. Class H 116,000 279
Western Mining Co., Ltd. Class A 51,700 204
Wilmar International, Ltd. 97,300 233
WuXi AppTec Co., Ltd. Class H(Þ) 43,400 547
Wuxi Biologics Cayman, Inc.(Æ)(Þ) 39,000 157
Xiaomi Corp. Class B(Æ)(Þ) 190,000 959
Xinxing Ductile Iron Pipes Co., Ltd.
Class A 47,900 29
Xinyi Glass Holdings, Ltd. 215,000 228
Yadea Group Holdings, Ltd.(Þ) 28,000 41
Yum China Holdings, Inc. 4,100 194
Zhejiang China Commodities City Group
Co., Ltd. Class A 80,500 183
Zhejiang Leapmotor Technology Co., Ltd.
Class H(Æ)(Þ) 23,400 145
Zhejiang Longsheng Group Co., Ltd.
Class A 83,300 127
Zhejiang NHU Co., Ltd. Class A 47,600 171
Zhongsheng Group Holdings, Ltd. 109,000 162
Zijin Mining Group Co., Ltd. Class A 29,300 144
Zijin Mining Group Co., Ltd. Class H 170,000 768
ZTO Express (Cayman), Inc. 13,150 274
ZTO Express (Cayman), Inc. - ADR 13,693 286
35,491
Colombia - 0.3%
Grupo Cibest SA - ADR 5,717 364
Czech Republic - 0.1%
CEZ AS 1,586 100
Germany - 0.1%
Siemens Energy AG 685 97
Greece - 0.5%
Alpha Bank SA 78,293 329
Eurobank SA 42,665 171
National Bank of Greece SA 10,027 153
Piraeus Bank SA(Æ) 9,814 78
731
Hong Kong - 1.2%
AIA Group, Ltd. 60,200 618
ASMPT, Ltd. 21,900 218
Damai Entertainment Holdings, Ltd.(Æ) 400,000 49
Hong Kong Exchanges & Clearing, Ltd. 5,500 287
WH Group, Ltd.(Þ) 278,000 309
Zijin Gold International Co., Ltd.(Æ) 10,299 193
1,674

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 39
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Hungary - 0.5%
OTP Bank PLC 6,043 647
India - 11.2%
Apollo Hospitals Enterprise, Ltd. 4,705 369
Asian Paints, Ltd. 3,958 122
Axis Bank, Ltd. 31,246 442
Bajaj Finance, Ltd.(Æ) 46,713 513
Bank of Baroda 14,201 47
Bharat Electronics, Ltd. 155,355 690
Bharat Petroleum Corp., Ltd. 13,558 58
Bharti Airtel, Ltd. 70,941 1,664
Britannia Industries, Ltd. 1,224 82
BSE, Ltd. 5,520 162
Canara Bank 67,473 116
Central Depository Services India, Ltd.(Þ) 768 12
Cipla , Ltd. 8,853 149
Divi's Laboratories, Ltd. 1,408 100
DLF, Ltd. 15,848 121
Dr Reddy's Laboratories, Ltd. 6,887 97
Eternal, Ltd.(Æ) 54,518 169
GE Vernova T&D India, Ltd. 1,627 57
GMR Infrastructure, Ltd.(Æ) 135,083 157
Godrej Properties, Ltd.(Æ) 3,025 67
Grasim Industries, Ltd. 3,209 101
HCL Technologies, Ltd. 15,779 285
HDFC Asset Management Co., Ltd.(Þ) 5,697 169
HDFC Bank, Ltd. 142,236 1,572
HDFC Bank, Ltd. - ADR 1,975 72
HDFC Life Insurance Co., Ltd.(Þ) 32,632 273
Hero MotoCorp, Ltd. 1,919 123
Hindustan Aeronautics, Ltd.(Þ) 4,864 237
Hindustan Petroleum Corp., Ltd. 12,884 72
Hindustan Unilever, Ltd. 6,965 179
Hindustan Zinc, Ltd. 27,233 185
Hitachi Energy India, Ltd. 253 52
ICICI Bank, Ltd. 30,218 451
ICICI Bank, Ltd. - ADR 12,389 369
Indian Hotels Co., Ltd. (The) 13,163 108
Indian Oil Corp., Ltd. 24,506 45
Infosys, Ltd. 15,374 275
Infosys, Ltd. - ADR 14,427 257
ITC, Ltd. 13,920 62
JSW Energy, Ltd. 25,192 135
JSW Infrastructure, Ltd. 42,255 134
JSW Steel, Ltd. 7,207 93
Kotak Mahindra Bank, Ltd. 5,617 138
Kwality Wall's India, Ltd.(Æ)(Š) 6,965 3
Larsen & Toubro, Ltd. 5,352 243
LIC Housing Finance, Ltd. 2,121 13
Lupin , Ltd. 6,721 158
Lodha Developers, Ltd.(Þ) 764 9
Mahindra & Mahindra, Ltd. 16,624 686
MakeMyTrip , Ltd.(Æ) 265 22
Marico, Ltd. 2,651 22
Maruti Suzuki India, Ltd. 998 186
Max Healthcare Institute, Ltd. 1,651 19
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Multi Commodity Exchange of India,
Ltd. 795 99
National Aluminium Co., Ltd. 42,378 148
Paradeep Phosphates, Ltd.(Þ) 40,820 75
Petronet LNG, Ltd. 53,902 170
Phoenix Mills, Ltd. (The) 8,042 166
Power Finance Corp., Ltd. 5,116 20
Power Grid Corp. of India, Ltd. 54,824 161
Reliance Industries, Ltd. 35,666 623
Shriram Finance, Ltd. 23,880 265
Siemens Energy India, Ltd.(Æ) 3,167 90
State Bank of India 3,833 42
Strides Arcolab , Ltd. 1,998 20
Sun Pharmaceutical Industries, Ltd. 14,053 270
Tata Global Beverages, Ltd. 6,999 93
Tata Motors, Ltd. 16,087 66
Tech Mahindra, Ltd. 6,272 111
Titan Co., Ltd. 3,927 177
TVS Motor Co., Ltd. 7,395 306
UltraTech Cement, Ltd. 1,296 170
UPL, Ltd. 74,313 658
Vedanta, Ltd. 9,920 67
15,739
Indonesia - 1.5%
Aneka Tambang Tbk PT 364,100 68
Astra International Tbk PT 987,180 397
Bank Central Asia Tbk PT 737,200 356
Bank Mandiri Persero Tbk PT 2,053,500 628
Bank Rakyat Indonesia Persero Tbk PT 811,000 178
Telkom Indonesia Persero Tbk PT 2,098,328 436
2,063
Kazakhstan - 0.2%
Kaspi.KZ JSC - ADR 4,502 352
Kuwait - 0.2%
Kuwait Finance House 36,099 95
National Bank of Kuwait SAKP 53,013 175
270
Macao - 0.5%
Galaxy Entertainment Group, Ltd. 122,000 599
Sands China, Ltd. 60,400 152
751
Malaysia - 0.5%
Gamuda Berhad 53,000 65
Malayan Banking BHD 70,600 182
My EG Services BHD 65,900 13
Public Bank Bhd 342,600 383
Sunway Construction Group Bhd 9,000 13
656
Mexico - 2.2%
America Movil SAB de CV 295,913 306
Fresnillo PLC 21,126 941
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 3,576 48

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
40 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Grupo Aeroportuario del Pacifico SAB de
CV Class B 4,557 120
Grupo Financiero Banorte SAB de CV
Class O 59,180 549
Kimberly-Clark de Mexico SAB de CV
Class A 123,595 263
Southern Copper Corp. 1,901 273
Ternium SA - ADR 2,973 113
Wal-Mart de Mexico SAB de CV 167,402 522
3,135
Netherlands - 0.1%
ASML Holding NV Class G 184 197
Peru - 0.4%
Credicorp , Ltd. 1,834 526
Philippines - 0.5%
Ayala Land, Inc. 491,100 187
BDO Unibank , Inc. 115,310 263
International Container Terminal
Services, Inc. 26,150 251
701
Poland - 1.0%
Allegro.eu SA(Æ)(Þ) 10,760 93
Bank Polska Kasa Opieki SA 1,918 109
Dino Polska SA(Æ)(Þ) 23,848 275
KGHM Polska Miedz SA(Æ) 672 52
ORLEN SA 12,848 343
Powszechna Kasa Oszczednosci Bank
Polski SA 10,445 246
Powszechny Zaklad Ubezpieczen SA 17,023 315
1,433
Qatar - 0.2%
Qatar National Bank QPSC 43,904 225
Saudi Arabia - 1.8%
Al Babtain Power & Telecommunication
Co. 1,260 22
Al Rajhi Bank 31,303 814
Almarai Co. JSC 5,777 67
Banque Saudi Fransi 4,714 21
Co. for Co-operative Insurance (The) 422 13
Etihad Etisalat Co. 15,763 277
Ridyadh Cables Group Co. 1,161 40
Riyad Bank 8,459 61
SABIC Agri -Nutrients Co. 2,750 81
Saudi Arabian Mining Co.(Æ) 7,694 125
Saudi Arabian Oil Co.(Þ) 26,708 170
Saudi Awwal Bank 16,421 141
Saudi National Bank (The) 52,950 535
Saudi Telecom Co. 18,058 207
2,574
Singapore - 0.5%
DBS Group Holdings, Ltd. 1,500 66
Grab Holdings, Ltd. Class A(Æ) 53,790 268
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Sea, Ltd. - ADR(Æ) 2,775 354
688
South Africa - 3.0%
Absa Group, Ltd. 21,107 304
Anglogold Ashanti PLC 12,078 1,030
Bid Corp., Ltd. 3,972 101
Bidvest Group, Ltd. (The) 15,225 218
Discovery, Ltd. 6,410 88
FirstRand, Ltd. 52,568 288
Foschini Group, Ltd. (The) 19,143 97
Gold Fields, Ltd. 15,946 695
Gold Fields, Ltd. - ADR 8,983 392
Harmony Gold Mining Co., Ltd. - ADR 6,709 134
Naspers, Ltd. Class N 4,159 276
Sanlam, Ltd. 21,216 126
Shoprite Holdings, Ltd. - ADR 5,926 97
Sibanye Stillwater, Ltd.(Æ) 107,832 389
4,235
South Korea - 15.2%
Amorepacific Corp. 3,071 254
APR Corp.(Æ) 479 77
Celltrion , Inc. 1,591 199
Cosmax , Inc.(Æ) 611 69
Coupang , Inc.(Æ) 9,740 230
DB Insurance Co., Ltd. 1,269 115
Hana Financial Group, Inc. 9,455 617
Hankook Tire & Technology Co., Ltd. 8,642 349
Hanwha Aerospace Co., Ltd.(Æ) 554 360
HD Hyundai Electric Co., Ltd. 978 526
HD Hyundai Heavy Industries Co., Ltd. 1,585 558
HD Hyundai Marine Solution Co., Ltd. 963 129
Hyundai Engineering & Construction
Co., Ltd. 3,011 145
Hyundai Heavy Industries Co., Ltd. 1,467 415
Hyundai Mobis Co., Ltd. 2,002 519
Hyundai Motor Co. 2,681 549
Hyundai Robotics Co., Ltd. 1,667 216
Hyundai Rotem Co., Ltd. 1,178 154
Kakao Corp. 2,138 89
KB Financial Group, Inc. 8,538 738
Korea Electric Power Corp.(Æ) 19,909 647
KT&G Corp. 2,511 247
LG Electronics, Inc. Class H 1,106 70
Meritz Financial Group, Inc. 955 75
NAVER Corp. 1,017 170
Samsung Biologics Co., Ltd.(Æ)(Þ) 286 335
Samsung C&T Corp. 1,002 165
Samsung Electro-Mechanics Co., Ltd.(Æ) 5,177 910
Samsung Electronics Co., Ltd. 67,615 5,635
Samsung Episholdings Co., Ltd.(Æ) 153 79
Samsung Fire & Marine Insurance Co.,
Ltd. 973 335
Samsung Heavy Industries Co., Ltd.(Æ) 20,720 344
Samsung Securities Co., Ltd. 1,879 98
Samyang Foods Co., Ltd. 156 133
Shinhan Financial Group Co., Ltd. 12,339 658

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 41
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
SK Hynix, Inc. 9,599 4,347
S-Oil Corp.(Æ) 4,641 267
Sung Kwang Bend Co., Ltd. 3,505 62
Woori Financial Group, Inc. 18,343 357
21,242
Taiwan - 16.9%
Accton Technology Corp. 29,000 1,086
Arcadyan Technology Corp. 8,000 44
Asia Vital Components Co., Ltd. 4,000 190
ASPEED Technology, Inc. 2,000 457
Asustek Computer, Inc. 1,121 19
Bizlink Holding, Inc. 21,000 1,002
Chailease Holding Co., Ltd. 18,000 60
Chunghwa Telecom Co., Ltd. 42,000 175
Compal Electronics, Inc. 198,000 192
CTBC Financial Holding Co., Ltd. 95,000 152
Delta Electronics, Inc. 45,000 1,369
E.Sun Financial Holding Co., Ltd. 115,000 124
Elite Material Co., Ltd. 3,000 156
Fubon Financial Holding Co., Ltd. 72,675 222
Globalwafers Co., Ltd. 30,000 385
Hiwin Technologies Corp. 46,000 283
Hon Hai Precision Industry Co., Ltd. 168,000 1,221
International Games System Co., Ltd. 1,000 23
KGI Financial Holding Co., Ltd. 288,000 158
Largan Precision Co., Ltd. 5,000 397
Lite-On Technology Corp. 24,000 124
MediaTek , Inc. 29,000 1,314
Novatek Microelectronics Corp. 7,000 83
Realtek Semiconductor Corp. 18,000 280
Sunonwealth Electric Machine Industry
Co., Ltd. 6,000 30
Taiwan Mobile Co., Ltd. 21,000 72
Taiwan Semiconductor Manufacturing
Co., Ltd. 261,000 12,751
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 3,027 920
Uni -President Enterprises Corp. 57,000 140
Winbond Electronics Corp.(Æ) 17,000 44
Yuanta Financial Holding Co., Ltd. 126,000 157
23,630
Thailand - 2.1%
Advanced Info Service PCL - NVDR 47,800 474
Bangkok Bank PCL - NVDR 48,400 260
Bangkok Dusit Medical Services PCL
– NVDR 125,800 77
Charoen Pokphand Foods PCL - NVDR 170,000 118
CP ALL PCL - NVDR 142,500 197
Gulf Development PCL - NVDR(Æ) 13,800 18
Indorama Ventures PCL - NVDR 179,400 91
Kasikornbank PCL - NVDR 50,300 311
PTT Exploration & Production PCL
– NVDR 9,200 33
PTT Oil & Retail Business PCL - NVDR 647,600 271
PTT PCL - NVDR 117,800 120
SCB X PCL - NVDR 55,400 244
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Siam Cement PCL (The) - NVDR 38,300 222
Srisawad Corp. PCL - NVDR 335,700 270
Thai Beverage PCL 631,900 226
2,932
Turkey - 0.6%
Akbank TAS 121,860 199
Aselsan Elektronik Sanayi Ve Ticaret AS 64,961 351
BIM Birlesik Magazalar AS 3,534 44
Migros Ticaret AS 3,011 37
Turk Hava Yollari AO 7,820 49
Turkcell Iletisim Hizmetleri AS 55,998 122
Turkiye Petrol Rafinerileri AS 24,993 107
909
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC 23,243 90
Aldar Properties PJSC 65,086 154
Emaar Development PJSC 11,474 47
Emaar Properties PJSC 195,365 747
Emirates Telecommunications Group Co.
PJSC 38,182 191
First Abu Dhabi Bank PJSC 80,794 384
Parkin Co. PJSC 28,927 45
Salik Co. PJSC 65,120 113
1,771
United Kingdom - 0.2%
HSBC Holdings PLC 3,306 52
Investec PLC 23,963 177
229
United States - 0.7%
BeOne Medicines, Ltd. - ADR(Æ) 703 214
BeOne Medicines, Ltd. Class H(Æ) 4,200 98
Cognizant Technology Solutions Corp.
Class A 4,272 354
Freeport-McMoRan, Inc. 4,417 224
Globant SA(Æ) 1,235 81
971
Total Common Stocks
(cost $125,944) 133,438
Preferred Stocks - 1.2%
Brazil - 1.1%
Axia Energia
0.000% (Æ) 5,879 53
Banco Bradesco SA
7.805% (Ÿ) 161,631 540
Cia Energetica de Minas Gerais
15.143% (Ÿ) 138,875 282
Itau Unibanco Holding SA
6.890% (Ÿ) 41,361 296
Localiza Rent a Car SA
0.000% (Æ) 1,307 10
Metalurgica Gerdau SA

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
42 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
3.226% (Ÿ) 22,339 36
Petroleo Brasileiro SA - Petrobras
9.554% (Ÿ) 53,212 300
1,517
South Korea - 0.1%
Samsung Electronics Co., Ltd.
1.434% (Ÿ) 2,405 148
Total Preferred Stocks
(cost $1,567) 1,665
Short-Term Investments - 4.4%
United States - 4.4%
State Street Institutional U.S. Government
Money Market Fund 6,190,594 6,190
Total Short-Term Investments
(cost $6,190) 6,190
Total Investments - 100.9%
(cost $133,701) 141,293
Other Assets net of Liabilities
- (0.9%)
(1,270)
Net Assets - 100.0%
140,023

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 43
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
IFSC NIFTY 50 Index Futures 28 USD 1,471 01/27/2026
(6)
MSCI Emerging Markets Index Futures 82 USD 5,787 03/20/2026 126
Contracts to Sell
MSCI Korea Index Futures 22 USD 1,543 03/20/2026 (155)
Total Futures Contracts (å) (35)
Forward Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,369 INR 124,000 03/18/26 2
Total Unrealized Appreciation (Depreciation) on Open Forward Foreign Currency Exchange Contracts 2
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Austria $ — $ 263 $ — $ 263
Brazil 2,806 5,029 — 7,835
Canada 924 — — 924
Chile — 83 — 83
China 2,453 33,038 — 35,491
Colombia 364 — — 364
Czech Republic — 100 — 100
Germany — 97 — 97
Greece — 731 — 731
Hong Kong — 1,674 — 1,674
Hungary — 647 — 647
India 721 15,015 3 15,739
Indonesia — 2,063 — 2,063
Kazakhstan 352 — — 352
Kuwait — 270 — 270
Macao — 751 — 751
Malaysia — 656 — 656
Mexico 2,194 941 — 3,135
Netherlands 197 — — 197
Peru 526 — — 526
Philippines — 701 — 701
Poland — 1,433 — 1,433
Qatar — 225 — 225
Saudi Arabia — 2,574 — 2,574
Singapore 622 66 — 688
South Africa 1,556 2,679 — 4,235
South Korea 309 20,933 — 21,242
Taiwan 920 22,710 — 23,630
Thailand — 2,932 — 2,932
Turkey — 909 — 909

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
44 Venerable Emerging Markets Equity Fund
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
United Arab Emirates $ — $ 1,771 $ — $ 1,771
United Kingdom — 229 — 229
United States 873 98 — 971
Preferred Stocks 63 1,602 — 1,665
Short-Term Investments 6,190 — — 6,190
Total Investments 21,070 120,220 3 141,293
Derivatives
Assets
Futures Contracts 126 — — 126
Forward Foreign Currency Exchange
Contracts — 2 — 2
Liabilities
Futures Contracts (161) — — (161)
Total Derivatives
*
$ (35) $ 2 $ — $ (33)
*
Futures and forward foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
23,337 16.7
Consumer Staples ...............................................................................
5,597 4.0
Energy ................................................................................................
4,389 3.1
Financial Services ..............................................................................
31,480 22.5
Health Care ........................................................................................
4,398 3.1
Materials and Processing ...................................................................
10,564 7.5
Producer Durables ..............................................................................
10,279 7.4
Technology .........................................................................................
38,648 27.6
Utilities ...............................................................................................
4,746 3.4
Preferred Stocks
Energy ................................................................................................
300 0.2
Financial Services ..............................................................................
836 0.6
Materials and Processing ...................................................................
37 —**
Producer Durables ..............................................................................
10 —**
Technology .........................................................................................
148 0.1
Utilities ...............................................................................................
334 0.3
Short-Term Investments .............................................................
6,190 4.4
Total Investments ............................................................................... 141,293 100.9
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 45
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 133,701
Investments, at fair value .............................................................................................................................................................
141,293
Foreign currency holdings(^) ....................................................................................................................................................... 331
Unrealized appreciation on forward foreign currency exchange contracts ................................................................................. 2
Receivables:
Dividends and interest ...................................................................................................................................................... 233
Foreign capital gains taxes recoverable ........................................................................................................................... 1
From broker(a) ................................................................................................................................................................. 4 12
Prepaid expenses .......................................................................................................................................................................... 12
Total assets ...............................................................................................................................................................
142, 284
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 2,068
Accrued fees to affiliates .................................................................................................................................................. 153
Other accrued expenses .................................................................................................................................................... 31
Variation margin on futures contracts .............................................................................................................................. 9
Total liabilities ...........................................................................................................................................................
2,2 61
Net Assets ...............................................................................................................................................................
$ 140,023
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 7,8 59
Paid-in capital ..............................................................................................................................................................................
132, 164
Net Assets ...............................................................................................................................................................
$ 140,023
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 322
(a)   Cash collateral held at broker for futures contracts ............................................................................................................ $ 4 12
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.57
Class V — Net assets ........................................................................................................................................................... $ 140,023,455
Class V — Shares outstanding ............................................................................................................................................. 13,249,282
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
See accompanying notes which are an integral part of the financial statements.
46 Venerable Emerging Markets Equity Fund
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 989
Interest .............................................................................................................................................................................. 2
Less foreign taxes withheld ............................................................................................................................................. (91)
Total investment income ..............................................................................................................................................................
900
Expenses
Advisory fees ................................................................................................................................................................... 422
Administrative fees .......................................................................................................................................................... 50
Distribution fees - Class V ............................................................................................................................................... 125
Professional fees .............................................................................................................................................................. 48
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ..................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 4
Miscellaneous .................................................................................................................................................................. 11
Expenses before reductions .............................................................................................................................................. 662
Expense reductions .......................................................................................................................................................... (60)
Net expenses ................................................................................................................................................................................
602
Net investment income (loss) .......................................................................................................................................................
298
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (196)
Futures contracts .............................................................................................................................................................. 167
Forward foreign currency exchange contracts ................................................................................................................. (26)
Foreign currency-related transactions .............................................................................................................................. (6)
Net realized gain (loss) ................................................................................................................................................................
(61)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 7,592
Futures contracts .............................................................................................................................................................. (35)
Forward foreign currency exchange contracts ................................................................................................................. 2
Foreign currency-related transactions .............................................................................................................................. 9
Net change in unrealized appreciation (depreciation) ................................................................................................................. 7,568
Net realized and unrealized gain (loss) ........................................................................................................................................ 7,507
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 7,805
(1)     For the period September 12, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 47
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 298
Net realized gain (loss) ................................................................................................................ (61)
Net change in unrealized appreciation (depreciation) ................................................................. 7,568
Net increase (decrease) in net assets from operations ....................................................................... 7,805
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 132,218
Total Net Increase (Decrease) in Net Assets ...................................................................
140,023
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 140,023
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class V
Proceeds from shares sold 14,202 $ 142,081
Payments for shares redeemed (95 3 ) (9,863)
Total increase (decrease)
13,249 $ 132,218
(1) For the period September 12, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
48 Venerable Emerging Markets Equity Fund
Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class V
12/31/25 (
℈
)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.02
$ Net Realized and Unrealized Gain (Loss) .55
$ Total from Investment Operations .57
$ Net Asset Value, End of Period 10.57
% Total Return
(ǿ)(±)
5.70
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 140,023
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
1.58
% Expenses, Net
(ɯ)(Ƃ)
1.44
% Net Investment Income
(ɯ)(Ƃ)
.71
% Portfolio Turnover Rate
(ǿ)
14

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 49
Amounts in thousands (except share amounts)
H2
Number of
s hares
H2
Fair
Value
$
Common Stocks - 94.8%
Australia - 0.5%
BHP Group, Ltd. 64,340 1,941
Glencore PLC 19,404 106
IGO, Ltd.(Æ) 40,003 219
Perseus Mining, Ltd. 39,400 148
QBE Insurance Group, Ltd. 60,315 799
Regis Resources, Ltd. 87,188 437
Rio Tinto PLC 14,529 1,159
South32, Ltd. Class B 339,942 807
Technology One, Ltd. 14,604 271
5,887
Austria - 0.3%
ams-OSRAM AG(Æ) 18,834 183
BAWAG Group AG(Þ) 955 144
Erste Group Bank AG 18,814 2,263
Mondi PLC 64,189 783
3,373
Belgium - 0.2%
Ageas SA 19,642 1,377
Proximus SADP 35,281 294
Umicore SA 6,912 144
1,815
Brazil - 0.7%
Ambev SA 468,300 1,179
Banco Bradesco SA - ADR 579,839 1,931
Lojas Renner SA 247,600 606
MercadoLibre, Inc.(Æ) 829 1,670
Natura Cosmeticos SA(Æ) 346,800 472
Telefonica Brasil SA 185,418 1,106
Ultrapar Participacoes SA 153,500 585
Wheaton Precious Metals Corp. 2,636 310
7,859
Canada - 2.0%
Air Canada Class B(Æ) 25,632 360
Alimentation Couche-Tard, Inc. 11,783 644
Atco, Ltd. Class I 3,289 135
Bank of Montreal 6,736 875
Bank of Nova Scotia (The) 10,824 798
Barrick Mining Corp. 53,898 2,348
Boardwalk Real Estate Investment
Trust(ö) 2,134 100
Cameco Corp. Class A 3,403 311
Canadian Imperial Bank of Commerce 10,342 938
Canadian Natural Resources, Ltd. 22,123 749
Centerra Gold, Inc. 10,850 156
CGI, Inc. 4,723 436
Constellation Software, Inc. 284 683
Dollarama, Inc. 8,895 1,330
Enbridge, Inc. 16,086 770
George Weston, Ltd. 6,162 425
Gibson Energy, Inc. 6,009 110
Hudbay Minerals, Inc. 8,340 166
iA Financial Corp., Inc. 1,472 191
Intact Financial Corp. 2,233 465
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Kinross Gold Corp. 72,940 2,054
Loblaw Cos., Ltd. 13,568 613
Manulife Financial Corp. 21,458 779
MDA Space, Ltd.(Æ) 13,831 269
National Bank of Canada 4,528 569
Nutrien, Ltd. 11,376 702
Royal Bank of Canada 7,821 1,333
Shopify, Inc. Class A(Æ) 8,496 1,368
Stantec, Inc. 9,825 927
Suncor Energy, Inc. 15,198 675
TC Energy Corp. 11,537 635
Wesdome Gold Mines, Ltd.(Æ) 7,896 131
WSP Global, Inc. 2,783 504
22,549
China - 1.8%
Alibaba Group Holding, Ltd. 200,400 3,668
Alibaba Group Holding, Ltd. - ADR 7,034 1,031
Baidu, Inc. Class A(Æ) 87,500 1,434
China Mengniu Dairy Co., Ltd. 213,000 407
Kuaishou Technology(Þ) 144,300 1,176
PDD Holdings, Inc. - ADR(Æ) 15,695 1,780
Tencent Holdings, Ltd. 69,900 5,356
Trip.com Group, Ltd. - ADR 65,112 4,682
Yangzijiang Shipbuilding Holdings, Ltd. 219,600 595
20,129
Denmark - 0.7%
Demant A/S(Æ) 9,841 332
DSV A/S 3,402 856
Genmab A/S(Æ) 1,399 432
Novo Nordisk A/S Class B 99,662 5,080
Pandora A/S 2,882 319
Sydbank A/S 1,445 129
Zealand Pharma A/S(Æ) 1,720 125
7,273
Finland - 0.3%
Nokia Oyj 251,831 1,631
Nordea Bank Abp 46,086 869
Wartsila OYJ Abp Class B 8,921 316
2,816
France - 4.5%
Accor SA 18,483 1,047
Air Liquide SA Class A 4,382 825
Airbus SE 16,734 3,882
Arkema SA 7,575 463
AXA SA 46,281 2,226
BNP Paribas SA 80,681 7,634
Capgemini SE 5,537 917
Carrefour SA 72,618 1,211
Cie de Saint-Gobain SA 13,171 1,337
Cie Generale des Etablissements Michelin
SCA 26,836 890
Credit Agricole SA 8,653 178
Eiffage SA 854 123
Engie SA 127,025 3,340

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
50 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
EssilorLuxottica SA 6,743 2,132
Forvia SE(Æ) 9,359 150
Gaztransport Et Technigaz SA 2,240 411
Hermes International 378 934
Legrand SA 8,719 1,296
L'Oreal SA 1,747 750
LVMH Moet Hennessy Louis Vuitton SE 5,356 4,038
Orange SA 183,010 3,054
Pernod Ricard SA 9,066 776
Renault SA 18,418 762
Safran SA 777 270
SCOR SE 3,390 114
Societe Generale SA 69,356 5,588
TotalEnergies SE 56,567 3,687
Valeo SE 76,916 1,049
Vinci SA 6,457 907
49,991
Germany - 2.8%
Allianz SE 2,654 1,217
Aumovio SE(Æ) 5,205 262
BASF SE 29,168 1,524
Bayerische Motoren Werke AG 6,236 682
Continental AG 10,411 831
Daimler Truck Holding AG 78,676 3,450
Deutsche Post AG 15,343 840
Deutsche Telekom AG 17,925 581
Evonik Industries AG 52,992 832
Fresenius SE & Co. KGaA 43,677 2,514
Heidelberg Materials AG 4,299 1,126
Infineon Technologies AG 30,677 1,359
LEG Immobilien SE 1,691 124
Mercedes-Benz Group AG 14,756 1,041
Merck KGaA 5,791 831
Muenchener Rueckversicherungs-
Gesellschaft AG 2,695 1,780
Rheinmetall AG 1,129 2,070
SAP SE 8,350 2,043
Scout24 SE(Þ) 1,755 177
Siemens AG 7,899 2,218
Siemens Energy AG 1,858 263
Siemens Healthineers AG(Þ) 27,004 1,417
Symrise AG 51,404 4,160
Wacker Chemie AG 1,316 107
31,449
Hong Kong - 1.0%
AIA Group, Ltd. 422,600 4,341
ASMPT, Ltd. 71,900 715
CK Asset Holdings, Ltd. 177,000 892
Hong Kong Exchanges & Clearing, Ltd. 10,300 538
Prudential PLC 226,359 3,493
Techtronic Industries Co., Ltd. 41,500 477
WH Group, Ltd.(Þ) 716,000 797
Yue Yuen Industrial Holdings, Ltd. 50,500 103
11,356
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
India - 0.4%
HDFC Bank, Ltd. - ADR 124,636 4,554
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 2,531,100 663
Ireland - 0.6%
AerCap Holdings NV 6,564 943
AIB Group PLC 217,594 2,338
Bank of Ireland Group PLC 95,647 1,830
Flutter Entertainment PLC(Æ) 5,082 1,102
6,213
Israel - 0.2%
Bank Leumi Le-Israel BM 44,504 981
Check Point Software Technologies, Ltd.
(Æ) 5,454 1,012
Delek Group, Ltd. 579 155
Phoenix Financial, Ltd. 7,764 321
Wix.com, Ltd.(Æ) 1,718 179
2,648
Italy - 0.9%
BPER Banca SpA 129,918 1,757
Eni SpA 95,703 1,815
Generali 18,678 784
Ryanair Holdings PLC - ADR 18,664 1,347
UniCredit SpA 53,093 4,408
10,111
Japan - 4.5%
Advantest Corp. 8,800 1,111
Alfresa Holdings Corp. 27,900 433
Alps Alpine Co., Ltd. 14,800 189
Amada Co., Ltd. 33,000 391
Bridgestone Corp. 42,600 958
Chiba Bank, Ltd. (The) 121,800 1,354
Dai-ichi Life Holdings, Inc. 75,300 625
Dentsu, Inc. 43,800 930
Eisai Co., Ltd. 16,900 501
Fast Retailing Co., Ltd. 2,600 943
Hakuhodo DY Holdings, Inc. 50,600 378
Hino Motors, Ltd.(Æ) 69,100 170
Hitachi, Ltd. 81,000 2,513
Honda Motor Co., Ltd. 94,200 922
Horiba, Ltd. 5,100 520
Hoya Corp. 22,500 3,408
Isuzu Motors, Ltd. 10,100 157
ITOCHU Corp. 77,000 972
Japan Airlines Co., Ltd. 27,900 519
Japan Post Insurance Co., Ltd. Class A 49,700 1,491
JGC Holdings Corp. 46,400 564
KDDI Corp. 48,600 841
Keyence Corp. 8,200 2,971
Koito Manufacturing Co., Ltd. 61,200 905
Kubota Corp. 98,100 1,385
MISUMI Group, Inc. 7,300 114
Mitsubishi Estate Co., Ltd. 60,900 1,483
Mitsubishi Gas Chemical Co., Inc. 35,000 635

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 51
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
MS&AD Insurance Group Holdings, Inc. 13,900 327
Nikon Corp. 33,900 378
Nintendo Co., Ltd. 8,400 567
Nissan Motor Co., Ltd.(Æ) 236,700 588
Nomura Holdings, Inc. 28,800 240
NTT, Inc. 701,800 708
Ono Pharmaceutical Co., Ltd. 21,300 295
Persol Holdings Co., Ltd. 349,100 647
Recruit Holdings Co., Ltd. 14,700 839
Resona Holdings, Inc. 172,000 1,631
Rinnai Corp. 22,700 575
Rohm Co., Ltd. 82,100 1,166
Sanrio Co., Ltd. 5,200 163
Sega Sammy Holdings, Inc. 19,400 303
Shionogi & Co., Ltd. 19,800 358
Sompo Holdings, Inc. 3,300 112
Sony Group Corp. 46,500 1,189
Stanley Electric Co., Ltd. 22,900 451
Subaru Corp. 47,500 1,020
Sumitomo Heavy Industries, Ltd. 16,000 423
Sumitomo Mitsui Financial Group, Inc. 80,100 2,578
Sumitomo Mitsui Trust Holdings, Inc. 58,700 1,784
Sumitomo Rubber Industries, Ltd. 30,300 467
T&D Holdings, Inc. 87,600 2,019
Taiheiyo Cement Corp. 11,900 296
Takeda Pharmaceutical Co., Ltd. 28,200 876
THK Co., Ltd. 15,200 389
Tokio Marine Holdings, Inc. 39,200 1,455
Tsuruha Holdings, Inc. 40,800 749
Yamato Holdings Co., Ltd. 51,900 731
50,707
Luxembourg - 0.0%
RTL Group SA 7,677 310
Macao - 0.0%
MGM China Holdings, Ltd. 72,000 121
Mexico - 0.1%
America Movil SAB de CV - ADR 63,042 1,303
Netherlands - 2.5%
ABN AMRO Bank NV(Þ) 74,371 2,596
Adyen NV(Æ)(Þ) 752 1,207
AMG Critical Materials NV 3,285 109
Argenx SE(Æ) 1,264 1,064
ASM International NV 346 209
ASML Holding NV 3,058 3,269
Heineken NV 27,355 2,238
ING Groep NV 237,354 6,672
Koninklijke Ahold Delhaize NV 20,177 827
Koninklijke Heijmans NV 1,918 152
Koninklijke Philips NV 66,561 1,801
Magnum Ice Cream Co. NV (The)(Æ) 9,697 154
NN Group NV 28,945 2,228
NXP Semiconductors NV 609 132
Randstad NV 21,133 803
Universal Music Group NV 146,839 3,836
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
VEON, Ltd. - ADR(Æ) 5,128 270
27,567
Norway - 0.0%
Kongsberg Gruppen ASA 6,566 168
Nordic Semiconductor ASA(Æ) 7,095 93
Norsk Hydro ASA 19,888 154
415
Singapore - 0.3%
DBS Group Holdings, Ltd. 22,000 963
Singapore Technologies Engineering, Ltd. 117,300 765
United Overseas Bank, Ltd. 47,300 1,288
3,016
South Africa - 0.3%
Anglo American PLC 21,166 872
MTN Group, Ltd. 141,676 1,448
Old Mutual, Ltd. 1,011,188 910
3,230
South Korea - 1.3%
Coway Co., Ltd.(Æ) 4,547 275
Hankook Tire & Technology Co., Ltd. 9,698 391
Hyundai Mobis Co., Ltd. 5,621 1,456
KB Financial Group, Inc. 16,020 1,385
KT Corp. - ADR 56,723 1,076
Samsung Electronics Co., Ltd. 67,911 5,660
Shinhan Financial Group Co., Ltd. 52,373 2,795
SK Hynix, Inc. 572 259
SK Telecom Co., Ltd. 26,748 993
14,290
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA 41,802 978
Banco de Sabadell SA 51,594 202
Banco Santander SA 65,534 769
Iberdrola SA 46,545 1,008
Industria de Diseno Textil SA 79,825 5,258
Unicaja Banco SA(Þ) 39,719 129
8,344
Sweden - 0.3%
Boliden AB(Æ) 2,101 116
SKF AB Class B 52,846 1,405
Telefonaktiebolaget LM Ericsson Class B 142,815 1,394
2,915
Switzerland - 1.4%
ABB, Ltd. 32,446 2,399
Accelleron Industries AG 4,563 354
Adecco Group AG 23,720 689
Galderma Group AG 5,947 1,207
Logitech International SA 3,553 362
Sonova Holding AG 1,305 337
Swatch Group AG (The) Class B 5,236 1,111
TE Connectivity PLC 4,827 1,098
UBS Group AG 164,803 7,618

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
52 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Zurich Insurance Group AG 1,126 855
16,030
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing
Co., Ltd. 78,000 3,811
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 81,047 24,629
28,440
Thailand - 0.3%
Kasikornbank PCL - NVDR 457,700 2,826
SCB X PCL - NVDR 23,000 101
2,927
Turkey - 0.0%
Coca-Cola Icecek AS 95,238 130
United Kingdom - 4.4%
3i Group PLC 16,234 706
AstraZeneca PLC 14,616 2,692
AstraZeneca PLC - ADR 25,509 2,345
BAE Systems PLC 27,115 623
Barclays PLC 102,031 648
Beazley PLC 23,410 262
British American Tobacco PLC 84,403 4,784
British Land Co. PLC (The)(ö) 142,349 770
BT Group PLC 555,748 1,374
Burberry Group PLC(Æ) 50,072 853
CK Hutchison Holdings, Ltd. Class B 145,000 988
Compass Group PLC 85,355 2,716
DCC PLC 13,138 817
Drax Group PLC 28,833 326
easyJet PLC 191,026 1,309
Hikma Pharmaceuticals PLC 10,247 214
HSBC Holdings PLC 217,523 3,410
Intermediate Capital Group PLC 3,707 102
International Consolidated Airlines Group
SA 33,141 183
J Sainsbury PLC 128,091 564
Kingfisher PLC 233,581 979
Klarna Group PLC(Æ) 22,265 644
Land Securities Group PLC(ö) 101,939 848
Lloyds Banking Group PLC 2,455,195 3,236
NatWest Group PLC 462,049 4,030
Reckitt Benckiser Group PLC 22,074 1,787
RELX PLC 101,714 4,114
Standard Chartered PLC 159,584 3,897
Tate & Lyle PLC 91,106 460
Unilever PLC 41,443 2,710
Unite Group PLC (The)(ö) 31,473 237
Vodafone Group PLC 196,159 261
WPP PLC 157,311 711
49,600
United States - 59.2%
Abbott Laboratories 10,292 1,289
AbbVie, Inc. 13,820 3,158
Accenture PLC Class A 19,975 5,359
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Acuity, Inc. 326 117
Adobe, Inc.(Æ) 7,090 2,481
ADT, Inc. 30,758 248
Advanced Micro Devices, Inc.(Æ) 4,672 1,001
Aegon, Ltd. 50,965 393
Aflac, Inc. 6,160 679
Airbnb, Inc. Class A(Æ) 38,348 5,205
Allstate Corp. (The) 2,242 467
Alphabet, Inc. Class A 43,526 13,624
Alphabet, Inc. Class C 109,866 34,476
Altria Group, Inc. 15,820 912
Amazon.com, Inc.(Æ) 126,730 29,252
Ameren Corp. 4,752 475
American Electric Power Co., Inc. 6,985 805
American Express Co. 3,484 1,289
American International Group, Inc. 5,166 442
American Tower Corp.(ö) 1,456 256
Ameriprise Financial, Inc. 513 252
AMETEK, Inc. 2,156 443
Amgen, Inc. 2,182 714
Amphenol Corp. Class A 14,549 1,966
Analog Devices, Inc. 996 270
Aon PLC Class A 1,637 578
AP Moller - Maersk A/S Class B 312 719
Apple, Inc. 143,793 39,092
Applied Materials, Inc. 33,006 8,482
AppLovin Corp. Class A(Æ) 2,118 1,427
Aptiv PLC(Æ) 2,372 180
Arch Capital Group, Ltd. 6,745 647
Arista Networks, Inc.(Æ) 23,793 3,118
Arthur J Gallagher & Co. 2,090 541
Assurant, Inc. 519 125
AT&T, Inc. 47,993 1,192
Atlassian Corp. Class A(Æ) 1,947 316
Autodesk, Inc.(Æ) 5,914 1,751
Automatic Data Processing, Inc. 2,396 616
AutoZone, Inc.(Æ) 145 492
Axis Capital Holdings, Ltd. 1,122 120
Axon Enterprise, Inc.(Æ) 1,003 570
Baker Hughes Co. 69,439 3,162
Bank of America Corp. 94,204 5,181
Bank of New York Mellon Corp. (The) 7,953 923
Becton Dickinson & Co. 3,285 638
Berkshire Hathaway, Inc. Class B(Æ) 5,072 2,549
BioMarin Pharmaceutical, Inc.(Æ) 3,698 220
BlackRock, Inc. 367 393
Blackstone, Inc. Class A 7,303 1,126
Booking Holdings, Inc. 1,000 5,355
BorgWarner, Inc. 2,475 112
Boston Scientific Corp.(Æ) 23,374 2,229
BP PLC 372,944 2,165
Bristol-Myers Squibb Co. 44,176 2,383
Broadcom, Inc. 44,903 15,541
Broadridge Financial Solutions, Inc. 2,154 481
Brown & Brown, Inc. 7,905 630
Cadence Design Systems, Inc.(Æ) 2,682 838
Capital One Financial Corp. 22,544 5,464

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 53
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Cardinal Health, Inc. 6,884 1,415
Carnival Corp. 23,635 722
Cboe Global Markets, Inc. 2,534 636
CBRE Group, Inc. Class A(Æ) 673 108
Cencora, Inc. Class A 1,856 627
Charles Schwab Corp. (The) 64,669 6,461
Chevron Corp. 10,691 1,629
Chipotle Mexican Grill, Inc. Class A(Æ) 92,491 3,422
Chubb, Ltd. 2,825 882
Church & Dwight Co., Inc. 5,958 500
Cigna Group (The) 15,052 4,143
Cintas Corp. 5,707 1,073
Cisco Systems, Inc. 27,041 2,083
Citigroup, Inc. 13,240 1,545
CME Group, Inc. Class A 24,078 6,575
CMS Energy Corp. 6,728 470
Coca-Cola Co. (The) 12,846 898
Cognizant Technology Solutions Corp.
Class A 14,348 1,191
Comcast Corp. Class A 39,103 1,169
ConocoPhillips 11,333 1,061
Consolidated Edison, Inc. 6,699 665
Copart, Inc.(Æ) 13,508 529
Costco Wholesale Corp. 4,280 3,691
CRH PLC 5,177 646
Crowdstrike Holdings, Inc. Class A(Æ) 2,116 992
Crown Castle, Inc.(ö) 2,218 197
Cummins, Inc. 1,507 769
Curtiss-Wright Corp. 737 406
CVS Health Corp. 12,111 961
Danaher Corp. 8,617 1,973
Deckers Outdoor Corp.(Æ) 1,696 176
Delta Air Lines, Inc. 44,479 3,087
Devon Energy Corp. 9,044 331
DexCom, Inc.(Æ) 46,982 3,118
Diamondback Energy, Inc. 4,281 644
Dollar General Corp. 4,391 583
DoorDash, Inc. Class A(Æ) 3,837 869
Dover Corp. 2,686 524
DR Horton, Inc. 4,930 710
DTE Energy Co. 3,958 510
Duke Energy Corp. 4,440 520
Dynatrace, Inc.(Æ) 4,112 178
Eaton Corp. PLC 1,063 339
eBay, Inc. 8,237 717
Ecolab, Inc. 2,759 724
Edwards Lifesciences Corp.(Æ) 6,701 571
Elastic NV(Æ) 1,192 90
Electronic Arts, Inc. 2,594 530
Elevance Health, Inc. 11,395 3,995
Eli Lilly & Co. 5,940 6,384
EMCOR Group, Inc. 747 457
EOG Resources, Inc. 6,536 686
EQT Corp. 10,868 583
Equifax, Inc. 16,998 3,688
Eversource Energy 8,248 555
Exelon Corp. 17,853 778
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Exxon Mobil Corp. 19,596 2,358
FactSet Research Systems, Inc. 1,366 396
Fastenal Co. 19,448 780
FedEx Corp. 3,381 977
Fiserv, Inc.(Æ) 3,727 250
Ford Motor Co. 51,185 672
Fortinet, Inc.(Æ) 5,547 440
Fox Corp. Class B 1,936 126
Garmin, Ltd. 3,760 763
GE Vernova, Inc. 2,240 1,464
General Dynamics Corp. 12,750 4,292
General Electric Co. 4,740 1,460
General Mills, Inc. 11,761 547
General Motors Co. 17,819 1,449
Gilead Sciences, Inc. 10,419 1,279
GoDaddy, Inc. Class A(Æ) 2,039 253
Goldman Sachs Group, Inc. (The) 2,948 2,591
GSK PLC 179,017 4,399
Haleon PLC 1,108,000 5,607
Halozyme Therapeutics, Inc.(Æ) 1,450 98
Hartford Insurance Group, Inc. (The) 5,529 762
HCA Healthcare, Inc. 17,280 8,067
Hershey Co. (The) 3,199 582
Hewlett Packard Enterprise Co. 24,442 587
Holcim AG(Æ) 9,288 911
Home Depot, Inc. (The) 5,724 1,970
Honeywell International, Inc. 6,499 1,268
Host Hotels & Resorts, Inc.(ö) 11,814 209
HubSpot, Inc.(Æ) 1,446 580
IBM Corp. 2,028 601
IDEXX Laboratories, Inc.(Æ) 933 631
Illinois Tool Works, Inc. 2,460 606
Incyte Corp.(Æ) 2,406 238
Insulet Corp.(Æ) 400 114
Intercontinental Exchange, Inc. 3,557 576
Intuit, Inc. 5,744 3,805
Intuitive Surgical, Inc.(Æ) 4,084 2,313
Iridium Communications, Inc. 5,144 89
Johnson & Johnson 12,211 2,527
JPMorgan Chase & Co. 16,941 5,459
Keurig Dr Pepper, Inc. 14,318 401
Keysight Technologies, Inc.(Æ) 2,145 436
Kimberly-Clark Corp. 4,668 471
Kraft Heinz Co. (The) 20,183 489
Kroger Co. (The) 9,907 619
Lam Research Corp. 12,213 2,091
Lennar Corp. Class A 4,704 484
Linde PLC 13,933 5,941
Lockheed Martin Corp. 1,298 628
Loews Corp. 3,546 373
Lowe's Cos., Inc. 2,420 584
LPL Financial Holdings, Inc. 1,617 578
Lyft, Inc. Class A(Æ) 7,698 149
Marathon Petroleum Corp. 3,311 538
Marsh & McLennan Cos., Inc. 2,695 500
Marvell Technology, Inc. 1,266 108
Mastercard, Inc. Class A 24,539 14,009

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
54 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
McDonald's Corp. 2,858 873
McKesson Corp. 1,883 1,545
Medpace Holdings, Inc.(Æ) 224 126
Medtronic PLC 11,262 1,082
Merck & Co., Inc. 27,722 2,918
Meta Platforms, Inc. Class A 37,322 24,636
MetLife, Inc. 5,491 433
Microchip Technology, Inc. 1,685 107
Micron Technology, Inc. 7,400 2,112
Microsoft Corp. 75,745 36,632
Monolithic Power Systems, Inc. 759 688
Monster Beverage Corp.(Æ) 18,568 1,424
Moody's Corp. 986 504
Morgan Stanley 5,905 1,048
Motorola Solutions, Inc. 1,736 665
MSCI, Inc. Class A 228 131
Nasdaq, Inc. 2,070 201
Nestle SA 29,662 2,948
Netflix, Inc. Class B(Æ) 38,884 3,646
Newmont Corp. 15,627 1,560
NIKE, Inc. Class B 7,568 482
NMI Holdings, Inc. Class A(Æ) 5,364 219
Northrop Grumman Corp. 4,484 2,557
Novartis AG 31,480 4,349
NRG Energy, Inc. 4,035 643
Nucor Corp. 4,470 729
Nutanix, Inc. Class A(Æ) 4,657 241
nVent Electric PLC 2,706 276
NVIDIA Corp. 192,067 35,820
NVR, Inc.(Æ) 84 613
ON Semiconductor Corp.(Æ) 13,290 720
Oracle Corp. 3,957 771
O'Reilly Automotive, Inc.(Æ) 8,604 785
PACCAR, Inc. 7,737 847
Palantir Technologies, Inc. Class A(Æ) 14,893 2,647
Palo Alto Networks, Inc.(Æ) 4,572 842
Parker-Hannifin Corp. 2,454 2,157
Paychex, Inc. 5,414 607
PayPal Holdings, Inc. 3,344 195
PepsiCo, Inc. 12,367 1,775
Pfizer, Inc. 34,993 871
PG&E Corp. 22,166 356
Philip Morris International, Inc. 6,875 1,103
Phillips 66 4,651 600
PNC Financial Services Group, Inc. (The) 2,517 525
Procter & Gamble Co. (The) 20,995 3,009
Progressive Corp. (The) 4,090 931
Public Storage(ö) 1,864 484
PulteGroup, Inc. 4,552 534
QUALCOMM, Inc. 17,153 2,934
Quest Diagnostics, Inc. 2,721 472
Ralph Lauren Corp. Class A 722 255
Realty Income Corp.(ö) 9,988 563
Regeneron Pharmaceuticals, Inc. 1,855 1,432
Reinsurance Group of America, Inc.
Class A 893 182
Republic Services, Inc. Class A 2,694 571
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
ResMed, Inc. 1,874 451
Roche Holding AG 16,113 6,659
Rockwell Automation, Inc. 779 303
Rollins, Inc. 8,518 511
Roper Technologies, Inc. 1,316 586
Ross Stores, Inc. 3,487 628
RTX Corp. 14,354 2,633
Ryman Hospitality Properties, Inc.(ö) 2,312 219
S&P Global, Inc. 1,131 591
Salesforce, Inc. 15,134 4,009
Sanofi SA 35,275 3,422
Schneider Electric SE 22,785 6,245
Seagate Technology Holdings PLC 21,394 5,892
ServiceNow, Inc.(Æ) 16,865 2,584
Shell PLC 130,315 4,787
Skyworks Solutions, Inc. 1,454 92
Snap-on, Inc. 1,643 566
Snowflake, Inc. Class A(Æ) 2,022 444
Solstice Advanced Materials Inc.(Æ) 1,759 85
Southern Co. (The) 5,663 494
Spotify Technology SA(Æ) 2,571 1,493
Sprouts Farmers Market, Inc.(Æ) 3,821 304
SS&C Technologies Holdings, Inc. 5,744 502
Starbucks Corp. 10,729 903
Stryker Corp. 1,522 535
Super Micro Computer, Inc.(Æ) 18,550 543
Synopsys, Inc.(Æ) 6,368 2,991
Sysco Corp. 7,451 549
Target Corp. 6,642 649
Taylor Morrison Home Corp. Class A(Æ) 1,868 110
Teledyne Technologies, Inc.(Æ) 1,052 537
Tesla, Inc.(Æ) 13,389 6,021
Texas Instruments, Inc. 3,461 600
Textron, Inc. 3,131 273
Thermo Fisher Scientific, Inc. 1,681 974
TJX Cos., Inc. (The) 15,941 2,449
T-Mobile US, Inc. 7,686 1,561
Toast, Inc. Class A(Æ) 14,502 515
Trane Technologies PLC 3,382 1,316
TransDigm Group, Inc. 3,533 4,698
Travelers Cos., Inc. (The) 1,760 511
Truist Financial Corp. 11,458 564
Uber Technologies, Inc.(Æ) 81,937 6,695
Ulta Beauty, Inc.(Æ) 2,100 1,271
Union Pacific Corp. 2,627 608
United Airlines, Inc.(Æ) 25,379 2,838
United Parcel Service, Inc. Class B 9,394 932
United Rentals, Inc. 706 571
UnitedHealth Group, Inc. 22,148 7,311
US Bancorp 10,294 549
US Foods Holding Corp.(Æ) 1,940 146
Valero Energy Corp. 5,095 829
Veeva Systems, Inc. Class A(Æ) 2,358 526
VeriSign, Inc. 3,386 823
Verisk Analytics, Inc. Class A 2,347 525
Verizon Communications, Inc. 32,234 1,313
Vertex Pharmaceuticals, Inc.(Æ) 10,006 4,536

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 55
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Vertiv Holdings Co. Class A 14,672 2,377
VICI Properties, Inc.(ö) 28,015 788
Viking Holdings, Ltd.(Æ) 18,226 1,302
Visa, Inc. Class A 14,735 5,168
Vistra Corp. 693 112
W.R. Berkley Corp. 5,403 379
W.W. Grainger, Inc. 609 615
Walmart, Inc. 21,163 2,358
Walt Disney Co. (The) 9,321 1,060
Waste Management, Inc. 14,169 3,113
WEC Energy Group, Inc. 4,847 511
Welltower, Inc.(ö) 7,833 1,454
Western Digital Corp. 7,786 1,341
Williams Cos., Inc. (The) 10,241 616
Workday, Inc. Class A(Æ) 2,581 554
Xcel Energy, Inc. 7,071 522
Yelp, Inc. Class A(Æ) 3,705 113
Yum! Brands, Inc. 3,610 546
Zebra Technologies Corp. Class A(Æ) 814 198
Zoetis, Inc. Class A 7,852 988
Zscaler, Inc.(Æ) 2,059 463
663,436
Total Common Stocks
(cost $1,004,482) 1,061,467
Preferred Stocks - 0.3%
Brazil - 0.0%
Raizen SA
0.000% (Æ) 1,009,900 148
Germany - 0.3%
Henkel AG & Co. KGaA
2.852% (Ÿ) 9,082 742
Volkswagen AG
6.208% (Ÿ) 20,424 2,484
3,226
Total Preferred Stocks
(cost $3,437) 3,374
Short-Term Investments - 3.5%
United States - 3.5%
State Street Institutional U.S. Government
Money Market Fund 39,546,596 39,547
Total Short-Term Investments
(cost $39,547) 39,547
Total Investments - 98.6%
(cost $1,047,466) 1,104,388
Other Assets net of Liabilities
- 1.4%
15,521
Net Assets - 100.0%
1,119,909

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
56 Venerable World Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 439 USD 151,290 03/20/2026
(446)
S&P/TSX 60 Index Futures 51 CAD 18,991 03/19/2026
53
SPI 200 Index Futures 96 AUD 20,822 03/19/2026
73
TOPIX Index Futures 44 JPY 1,501,940 03/12/2026 74
Contracts to Sell
CAC40 Euro Index Futures 162 EUR 13,209 01/16/2026
(55)
DAX Index Futures 20 EUR 12,345 03/20/2026
(144)
EURO STOXX 50 Index Futures 134 EUR 7,827 03/20/2026
(113)
FTSE 100 Index Futures 235 GBP 23,361 03/20/2026
(546)
FTSE/MIB Index Futures 19 EUR 4,280 03/20/2026
(80)
IBEX 35 Index Futures 29 EUR 5,011 01/16/2026
(129)
MSCI Emerging Markets Index Futures 641 USD 45,235 03/20/2026
(821)
OMXS30 Index Futures 124 SEK 35,901 01/16/2026 (102)
Total Futures Contracts (å) (2,236)
Forward Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 5,738 AUD 8,634 03/18/26 25
Bank of America SEK 1,700 USD 183 03/18/26 (2)
Goldman Sachs USD 1,283 CAD 1,770 03/18/26 11
Goldman Sachs USD 2,348 JPY 364,220 03/18/26 (9)
Goldman Sachs EUR 10,420 USD 12,187 03/18/26 (100)
Goldman Sachs GBP 5,520 USD 7,352 03/18/26 (87)
HSBC USD 1,285 CAD 1,770 03/18/26 9
HSBC USD 2,347 JPY 364,220 03/18/26 (7)
HSBC EUR 10,420 USD 12,187 03/18/26 (100)
HSBC GBP 5,520 USD 7,353 03/18/26 (86)
Morgan Stanley USD 1,283 CAD 1,770 03/18/26 11
Morgan Stanley USD 2,349 JPY 364,220 03/18/26 (10)
Morgan Stanley EUR 10,420 USD 12,194 03/18/26 (93)
Morgan Stanley GBP 5,520 USD 7,358 03/18/26 (82)
Standard Chartered USD 1,285 CAD 1,770 03/18/26 9
Standard Chartered USD 2,345 JPY 364,220 03/18/26 (6)
Standard Chartered EUR 10,420 USD 12,187 03/18/26 (100)
Standard Chartered GBP 5,520 USD 7,348 03/18/26 (91)
Westpac USD 1,285 CAD 1,770 03/18/26 9
Westpac USD 2,350 JPY 364,220 03/18/26 (10)
Westpac EUR 10,420 USD 12,194 03/18/26 (92)
Westpac GBP 5,520 USD 7,362 03/18/26 (78)
Total Unrealized Appreciation (Depreciation) on Open Forward Foreign Currency Exchange Contracts (879)

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 57
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Australia $ — $ 5,887 $ — $ 5,887
Austria — 3,373 — 3,373
Belgium — 1,815 — 1,815
Brazil 3,910 3,949 — 7,859
Canada 22,549 — — 22,549
China 7,493 12,636 — 20,129
Denmark — 7,273 — 7,273
Finland — 2,816 — 2,816
France — 49,991 — 49,991
Germany — 31,449 — 31,449
Hong Kong — 11,356 — 11,356
India 4,554 — — 4,554
Indonesia — 663 — 663
Ireland 943 5,270 — 6,213
Israel 1,191 1,457 — 2,648
Italy 1,347 8,764 — 10,111
Japan — 50,707 — 50,707
Luxembourg — 310 — 310
Macao — 121 — 121
Mexico 1,303 — — 1,303
Netherlands 556 27,011 — 27,567
Norway — 415 — 415
Singapore — 3,016 — 3,016
South Africa — 3,230 — 3,230
South Korea 1,076 13,214 — 14,290
Spain — 8,344 — 8,344
Sweden — 2,915 — 2,915
Switzerland 1,098 14,932 — 16,030
Taiwan 24,629 3,811 — 28,440
Thailand — 2,927 — 2,927
Turkey — 130 — 130
United Kingdom 2,989 46,611 — 49,600
United States 620,832 42,604 — 663,436
Preferred Stocks — 3,374 — 3,374
Short-Term Investments 39,547 — — 39,547
Total Investments 734,017 370,371 — 1,104,388
Derivatives
Assets
Futures Contracts 20 0 — — 20 0
Forward Foreign Currency Exchange
Contracts — 7 4 — 7 4
Liabilities
Futures Contracts (2,43 6 ) — — (2,43 6 )
Forward Foreign Currency Exchange
Contracts — (953) — (953)
Total Derivatives
*
$ (2,236) $ (879) $ — $ (3,11 5 )
*
Futures and forward foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
58 Venerable World Equity Fund
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
136,289 12.2
Consumer Staples ...............................................................................
4 2 , 493 3. 8
Energy ................................................................................................
33,311 3.0
Financial Services ..............................................................................
210,729 18.8
Health Care ........................................................................................
11 6 , 668 10. 4
Materials and Processing ...................................................................
41,742 3.7
Producer Durables ..............................................................................
88,616 7.9
Technology .........................................................................................
363,251 32.5
Utilities ...............................................................................................
28,368 2.5
Preferred Stocks
Consumer Discretionary ....................................................................
2,484 0.2
Consumer Staples ...............................................................................
742 0.1
Utilities ...............................................................................................
148 —**
Short-Term Investments .............................................................
39,547 3.5
Total Investments ............................................................................... 1,104,388 98.6
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable World Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 59
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,047,466
Investments, at fair value .............................................................................................................................................................
1,104,388
Foreign currency holdings(^) ....................................................................................................................................................... 1,830
Unrealized appreciation on forward foreign currency exchange contracts ................................................................................. 74
Receivables:
Dividends and interest ...................................................................................................................................................... 842
Fund shares sold ............................................................................................................................................................... 12
Foreign capital gains taxes recoverable ........................................................................................................................... 130
From broker(a) ................................................................................................................................................................. 18 , 689
Prepaid expenses .......................................................................................................................................................................... 48
Total assets ...............................................................................................................................................................
1,126 , 013
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 3,340
Accrued fees to affiliates .................................................................................................................................................. 806
Other accrued expenses .................................................................................................................................................... 84
Variation margin on futures contracts .............................................................................................................................. 9 2 1
Unrealized depreciation on forward foreign currency exchange contracts ................................................................................. 953
Total liabilities ...........................................................................................................................................................
6, 1 04
Net Assets ...............................................................................................................................................................
$ 1,119,909
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 63,23 4
Paid-in capital ..............................................................................................................................................................................
1,056,67 5
Net Assets ...............................................................................................................................................................
$ 1,119,909
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 1,826
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 18 , 689
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 10.63
Class I — Net assets ............................................................................................................................................................ $ 573,888,082
Class I — Shares outstanding .............................................................................................................................................. 53,975,289
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.64
Class V — Net assets ........................................................................................................................................................... $ 546,020,479
Class V — Shares outstanding ............................................................................................................................................. 51,337,338
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable World Equity Fund
See accompanying notes which are an integral part of the financial statements.
60 Venerable World Equity Fund
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 6 , 251
Interest .............................................................................................................................................................................. 97
Less foreign taxes withheld ............................................................................................................................................. (316)
Total investment income ..............................................................................................................................................................
6,03 2
Expenses
Advisory fees ................................................................................................................................................................... 2,600
Administrative fees .......................................................................................................................................................... 416
Distribution fees - Class V ............................................................................................................................................... 492
Professional fees .............................................................................................................................................................. 98
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ..................................................................................................................................................................... 10
Offering fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 3,653
Expense reductions .......................................................................................................................................................... (615)
Net expenses ................................................................................................................................................................................
3,038
Net investment income (loss) .......................................................................................................................................................
2,99 4
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 5,856
Futures contracts .............................................................................................................................................................. 441
Forward foreign currency exchange contracts ................................................................................................................. 444
Foreign currency-related transactions .............................................................................................................................. (31 2 )
Net realized gain (loss) ................................................................................................................................................................
6,42 9
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 56,922
Futures contracts .............................................................................................................................................................. (2,236)
Forward foreign currency exchange contracts ................................................................................................................. (879)
Foreign currency-related transactions .............................................................................................................................. 4
Net change in unrealized appreciation (depreciation) ................................................................................................................. 53,81 1
Net realized and unrealized gain (loss) ........................................................................................................................................ 60,2 4 0
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 63,23 4
(1)     For the period September 5, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable World Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 61
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 2,99 4
Net realized gain (loss) ................................................................................................................ 6,42 9
Net change in unrealized appreciation (depreciation) ................................................................. 53,81 1
Net increase (decrease) in net assets from operations ....................................................................... 63,23 4
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 1,056,675
Total Net Increase (Decrease) in Net Assets ...................................................................
1,119,909
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 1,119,909
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class I
Proceeds from shares sold 57,982 $ 579,827
Payments for shares redeemed (4,007) (41,638)
Net increase (decrease)
53,975 538,189
Class V
Proceeds from shares sold
(2)
55,871 565,407
Payments for shares redeemed (4,533) (46,921)
Net increase (decrease)
51,338 518,486
Total increase (decrease)
105,313 $ 1,056,675
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.
(2) During the period ended December 31, 2025, Venerable World Equity Fund received securities in the amount of
$305,374 for Class V to satisfy a subscription-in-kind.

See accompanying notes which are an integral part of the financial statements.
62 Venerable World Equity Fund
Venerable Variable Insurance Trust
Venerable World Equity Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class I
12/31/25
(£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.03
$ Net Realized and Unrealized Gain (Loss) .60
$ Total from Investment Operations .6 3
$ Net Asset Value, End of Period 10.6 3
% Total Return
(ǿ) (±)
6. 3 0
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 573 , 888
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
. 91
% Expenses, Net
(ɯ)(Ƃ)
. 90
% Net Investment Income
(ɯ)(Ƃ)
.8 2
% Portfolio Turnover Rate
(ǿ)
33
Class V
12/31/25
(£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.03
$ Net Realized and Unrealized Gain (Loss) .6 1
$ Total from Investment Operations .64
$ Net Asset Value, End of Period 10.64
% Total Return
(ǿ) (±)
6.40
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 546,021
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
1. 21
% Expenses, Net
(ɯ)(Ƃ)
.8 5
% Net Investment Income
(ɯ)(Ƃ)
. 91
% Portfolio Turnover Rate
(ǿ)
33

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 63
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 98.1%
Corporate Bonds and Notes - 96.4%
Consumer Discretionary - 25.1%
1011778 BC ULC / New Red Finance,
Inc.
6.125% due 06/15/29 (Þ) 4,000 4,112
American Axle & Manufacturing, Inc.
6.375% due 10/15/32 (Þ) 1,445 1,472
Ashton Woods USA LLC / Ashton
Woods Finance Co.
4.625% due 04/01/30 (Þ) 2,400 2,288
6.875% due 08/01/33 (Þ) 1,655 1,658
Banjay Entertainment SAS
8.125% due 05/01/29 (Þ) 5,100 5,288
Beach Acquisition Bidco LLC
10.000% due 07/15/33 (Þ) 5,175 5,689
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 1,400 1,344
Carnival Corp.
5.750% due 03/15/30 (Þ) 3,600 3,706
5.750% due 08/01/32 (Þ) 3,725 3,827
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.375% due 06/01/29 (Þ) 4,900 4,845
4.500% due 08/15/30 (Þ) 3,500 3,297
4.500% due 06/01/33 (Þ) 4,000 3,504
Clarios Global, LP / Clarios US
Finance Co.
6.750% due 09/15/32 (Þ) 4,755 4,932
Clear Channel Outdoor Holdings, Inc.
7.500% due 06/01/29 (Þ) 1,900 1,887
7.875% due 04/01/30 (Þ) 3,400 3,586
7.500% due 03/15/33 (Þ) 1,900 2,013
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 5,400 5,735
CSC Holdings LLC
3.375% due 02/15/31 (Þ) 2,400 1,453
Directv Financing LLC
8.875% due 02/01/30 (Þ) 1,900 1,925
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 1,066 1,072
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 (Þ) 7,400 6,423
Dream Finders Homes, Inc.
8.250% due 08/15/28 (Þ) 2,700 2,780
EW Scripps Co. (The)
9.875% due 08/15/30 (Þ) 3,500 3,494
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 2,000 1,943
6.750% due 01/15/30 (Þ) 5,600 5,319
FirstCash, Inc.
4.625% due 09/01/28 (Þ) 1,500 1,489
6.875% due 03/01/32 (Þ) 3,700 3,854
Forestar Group, Inc.
6.500% due 03/15/33 (Þ) 1,910 1,945
Forvia SE
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.750% due 09/15/33 (Þ) 1,705 1,754
Gates Corp.
6.875% due 07/01/29 (Þ) 5,800 6,027
Great Canadian Gaming Corp.
8.750% due 11/15/29 (Þ) 3,000 3,033
IHO Verwaltungs GmbH
7.750% due 11/15/30 (Þ) 800 838
8.000% due 11/15/32 (Þ) 1,400 1,475
K. Hovnanian Enterprises, Inc.
8.000% due 04/01/31 (Þ) 720 734
8.375% due 10/01/33 (Þ) 1,080 1,097
LGI Homes, Inc.
8.750% due 12/15/28 (Þ) 2,400 2,504
Mohegan Tribal Gaming Authority /
MS Digital Entertainment Holdings
LLC
8.250% due 04/15/30 (Þ) 5,000 5,217
NCL Corp., Ltd.
7.750% due 02/15/29 (Þ) 2,000 2,130
6.750% due 02/01/32 (Þ) 2,100 2,151
6.250% due 09/15/33 (Þ) 1,490 1,490
Newell Brands, Inc.
8.500% due 06/01/28 (Þ) 1,200 1,257
6.375% due 05/15/30 300 293
6.625% due 05/15/32 3,750 3,626
Nissan Motor Co., Ltd.
8.125% due 07/17/35 (Þ) 2,105 2,242
OneSky Flight LLC
8.875% due 12/15/29 (Þ) 1,375 1,473
OUTFRONT Media Capital LLC /
OUTFRONT Media Capital Corp.
4.625% due 03/15/30 (Þ) 4,105 4,006
PetSmart LLC / PetSmart Finance
Corp.
7.500% due 09/15/32 (Þ) 1,980 2,013
Qnity Electronics, Inc.
5.750% due 08/15/32 (Þ) 4,885 5,004
6.250% due 08/15/33 (Þ) 920 955
Rivers Enterprise Lender LLC / Rivers
Enterprise Lender Corp.
6.250% due 10/15/30 (Þ) 1,330 1,357
Royal Caribbean Cruises, Ltd.
6.000% due 02/01/33 (Þ) 3,300 3,393
Taylor Morrison Communities, Inc.
5.750% due 11/15/32 (Þ) 1,295 1,332
Under Armour, Inc.
7.250% due 07/15/30 (Þ) 930 933
Univision Communications, Inc.
9.375% due 08/01/32 (Þ) 1,310 1,409
Viking Cruises, Ltd.
7.000% due 02/15/29 (Þ) 3,900 3,910
9.125% due 07/15/31 (Þ) 900 963
5.875% due 10/15/33 (Þ) 1,390 1,413
VZ Secured Financing BV
7.500% due 01/15/33 (Þ) 3,340 3,382
WarnerMedia Holdings, Inc.
Series *
4.054% due 03/15/29 2,460 2,380
5.050% due 03/15/42 1,675 1,183

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
64 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Wayfair LLC
7.250% due 10/31/29 (Þ) 800 833
7.750% due 09/15/30 (Þ) 1,500 1,596
6.750% due 11/15/32 (Þ) 3,015 3,105
White Cap Supply Holdings LLC
7.375% due 11/15/30 (Þ) 1,540 1,592
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.125% due 02/15/31 (Þ) 4,000 4,335
ZF North America Capital, Inc.
6.875% due 04/23/32 (Þ) 2,855 2,773
176,088
Consumer Staples - 6.4%
Bausch & Lomb Escrow Corp.
8.375% due 10/01/28 (Þ) 3,400 3,543
Chobani Holdco II LLC
8.750% due 10/01/29 (Þ) 1,279 1,370
Chobani LLC / Chobani Finance Corp.,
Inc.
7.625% due 07/01/29 (Þ) 1,900 1,977
EquipmentShare.com, Inc.
9.000% due 05/15/28 (Þ) 3,035 3,157
8.625% due 05/15/32 (Þ) 1,865 1,970
8.000% due 03/15/33 (Þ) 1,500 1,572
Froneri Lux FinCo SARL
6.000% due 08/01/32 (Þ) 4,320 4,378
Grand Canyon University
5.125% due 10/01/28 5,700 5,680
Opal Bidco SAS
6.500% due 03/31/32 (Þ) 3,600 3,687
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 3,800 3,757
RR Donnelley & Sons Co.
9.500% due 08/01/29 (Þ) 5,650 5,859
Veritiv Operating Co.
10.500% due 11/30/30 (Þ) 4,350 4,682
VM Consolidated, Inc.
5.500% due 04/15/29 (Þ) 3,100 3,101
44,733
Energy - 10.4%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 3,200 3,243
Calumet Specialty Products Partners,
LP / Calumet Finance Corp.
8.125% due 01/15/27 (Þ) 1,600 1,602
Coronado Finance Pty, Ltd.
9.250% due 10/01/29 (Þ) 2,050 1,872
Crescent Energy Finance LLC
7.375% due 01/15/33 (Þ) 3,410 3,238
8.375% due 01/15/34 (Þ) 4,085 4,051
Expand Energy Corp.
6.750% due 04/15/29 (Þ) 4,300 4,326
Hess Midstream Operations, LP
6.500% due 06/01/29 (Þ) 2,165 2,241
Hilcorp Energy I, LP / Hilcorp Finance
Co.
7.250% due 02/15/35 (Þ) 3,000 2,851
Kinetik Holdings, LP
5.875% due 06/15/30 (Þ) 3,300 3,328
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Kodiak Gas Services LLC
7.250% due 02/15/29 (Þ) 2,600 2,701
6.500% due 10/01/33 (Þ) 850 868
6.750% due 10/01/35 (Þ) 1,500 1,542
Martin Midstream Partners, LP / Martin
Midstream Finance Corp.
11.500% due 02/15/28 (Þ) 2,600 2,696
Nabors Industries, Inc.
9.125% due 01/31/30 (Þ) 2,000 2,102
8.875% due 08/15/31 (Þ) 3,600 3,493
PBF Holding Co. LLC / PBF Finance
Corp.
6.000% due 02/15/28 500 495
Sunoco, LP
6.250% due 07/01/33 (Þ) 2,150 2,202
Tranocean Aquila, Ltd.
8.000% due 09/30/28 (Þ) 940 963
Transocean International, Ltd.
8.250% due 05/15/29 (Þ) 600 603
8.750% due 02/15/30 (Þ) 975 1,018
8.500% due 05/15/31 (Þ) 1,500 1,484
7.875% due 10/15/32 (Þ) 440 458
6.800% due 03/15/38 2,300 1,977
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 567 579
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 1,700 1,597
4.125% due 08/15/31 (Þ) 2,200 2,002
Venture Global LNG, Inc.
8.125% due 06/01/28 (Þ) 1,500 1,525
9.500% due 02/01/29 (Þ) 2,400 2,491
8.375% due 06/01/31 (Þ) 3,900 3,879
Venture Global Plaquemines LNG LLC
6.750% due
0
1/15/36 (Þ) 2,950 3,019
6.125% due 12/15/30 (Þ) 210 214
7.500% due 05/01/33 (Þ) 850 919
6.500% due 01/15/34 (Þ) 975 998
6.500% due 06/15/34 (Þ) 210 215
7.750% due 05/01/35 (Þ) 850 931
Vital Energy, Inc.
7.875% due 04/15/32 (Þ) 1,800 1,774
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 696 713
6.750% due 10/15/33 (Þ) 3,065 3,138
73,348
Financial Services - 15.7%
Acrisure LLC / Acrisure Finance, Inc.
8.500% due 06/15/29 (Þ) 1,300 1,361
7.500% due 11/06/30 (Þ) 1,400 1,458
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 04/15/28 (Þ) 1,700 1,731
7.000% due 01/15/31 (Þ) 3,700 3,839
7.375% due 10/01/32 (Þ) 1,400 1,454
Asurion LLC and Asurion Co.-Issuer,
Inc.
8.000% due 12/31/32 (Þ) 2,560 2,658

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 65
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
CrossCountry Intermediate HoldCo
LLC
6.500% due 10/01/30 (Þ) 2,060 2,103
6.750% due 12/01/32 (Þ) 2,930 2,978
Encore Capital Group, Inc.
9.250% due 04/01/29 (Þ) 1,300 1,372
8.500% due 05/15/30 (Þ) 3,800 4,080
Freedom Mortgage Holdings LLC
9.250% due 02/01/29 (Þ) 4,200 4,404
8.375% due 04/01/32 (Þ) 500 528
7.875% due 04/01/33 (Þ) 1,855 1,922
GGAM Finance, Ltd.
8.000% due 06/15/28 (Þ) 1,400 1,484
Global Net Lease, Inc. / Global Net
Lease Operating Partnership, LP
3.750% due 12/15/27 (Þ) 3,450 3,361
Iron Mountain, Inc.
7.000% due 02/15/29 (Þ) 1,400 1,438
5.625% due 07/15/32 (Þ) 6,500 6,392
Jane Street Group / JSG Finance, Inc.
4.500% due 11/15/29 (Þ) 900 885
6.125% due 11/01/32 (Þ) 3,100 3,156
6.750% due 05/01/33 (Þ) 4,000 4,174
Jefferson Capital Holdings LLC
9.500% due 02/15/29 (Þ) 3,200 3,362
8.250% due 05/15/30 (Þ) 2,500 2,623
Millrose Properties, Inc.
6.375% due 08/01/30 (Þ) 6,495 6,643
6.250% due 09/15/32 (Þ) 1,005 1,015
MPT Operating Partnership, LP / MPT
Finance Corp.
8.500% due 02/15/32 (Þ) 4,000 4,274
OneMain Finance Corp.
5.375% due 11/15/29 1,300 1,301
7.125% due 11/15/31 1,400 1,462
6.500% due 03/15/33 1,560 1,573
Osaic Holdings, Inc.
8.000% due 08/01/33 (Þ) 4,515 4,678
Pebblebrook Hotel, LP / PEB Finance
Corp.
6.375% due 10/15/29 (Þ) 700 715
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 (Þ) 4,100 4,253
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 300 307
5.000% due 10/01/29 (Þ) 3,700 3,480
8.875% due 01/31/30 (Þ) 1,400 1,454
RHP Hotel Properties, LP / RHP
Finance Corp.
7.250% due 07/15/28 (Þ) 3,700 3,813
6.500% due 04/01/32 (Þ) 1,800 1,867
6.500% due 06/15/33 (Þ) 1,050 1,089
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.625% due 03/01/29 (Þ) 4,300 4,154
Stonex Escrow Issuer LLC
6.875% due 07/15/32 (Þ) 2,360 2,447
StoneX Group, Inc.
7.875% due 03/01/31 (Þ) 3,600 3,817
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 4,100 4,021
XHR, LP
6.625% due 05/15/30 (Þ) 800 824
109,950
Health Care - 8.0%
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 3,000 2,998
10.875% due 01/15/32 (Þ) 3,690 4,033
Concenta Escrow Issuer Corp.
6.875% due 07/15/32 (Þ) 3,800 3,981
DaVita, Inc.
4.625% due 06/01/30 (Þ) 6,400 6,228
Endo Finance Holdings, Inc.
8.500% due 04/15/31 (Þ) 3,400 3,595
GENMAB Finance LLC
6.250% due 12/15/32 (Þ) 2,250 2,306
7.250% due 12/15/33 (Þ) 2,250 2,363
Grifols SA
4.750% due 10/15/28 (Þ) 4,300 4,247
Insulet Corp.
6.500% due 04/01/33 (Þ) 3,355 3,493
IQVIA, Inc.
6.250% due 06/01/32 (Þ) 4,300 4,496
Kedrion SpA
6.500% due 09/01/29 (Þ) 7,500 7,388
MPH Acquisition Holdings LLC
5.750% due 12/31/30 (Þ) 1,378 1,217
11.500% due 12/31/30 (Þ) 593 629
6.750% due 03/31/31 (Þ) 3,255 2,813
Tenet Healthcare Corp.
6.125% due 06/15/30 3,800 3,892
6.750% due 05/15/31 1,500 1,560
6.000% due 11/15/33 (Þ) 700 721
55,960
Materials and Processing - 7.2%
Cerdia Finanz GMBH
9.375% due 10/03/31 (Þ) 2,224 2,304
Cleveland-Cliffs, Inc.
7.000% due 03/15/32 (Þ) 1,800 1,845
7.625% due 01/15/34 (Þ) 1,790 1,874
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/32 (Þ) 3,300 3,397
Commercial Metals Co.
5.750% due 11/15/33 (Þ) 1,055 1,079
6.000% due 12/15/35 (Þ) 2,110 2,163
Constellium SE
3.750% due 04/15/29 (Þ) 5,100 4,924
6.375% due 08/15/32 (Þ) 2,600 2,682
Element Solutions, Inc.
3.875% due 09/01/28 (Þ) 3,300 3,228
FMC Corp.
8.450% due 11/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.366%)(Ê) 1,800 1,427
GPD Cos., Inc.
12.500% due 12/31/29 (Þ) 3,140 1,593

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
66 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Graham Packaging Co., Inc.
7.125% due 08/15/28 (Þ) 1,300 1,300
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 1,400 1,356
JH North America Holdings, Inc.
5.875% due 01/31/31 (Þ) 350 358
Magnera Corp.
4.750% due 11/15/29 (Þ) 1,500 1,388
Mauser Packaging Solutions Holding
Co.
9.250% due 04/15/30 (Þ) 900 868
Mineral Resources, Ltd.
7.000% due 04/01/31 (Þ) 1,405 1,465
Novelis Corp.
4.750% due 01/30/30 (Þ) 3,500 3,383
6.875% due 01/30/30 (Þ) 1,300 1,349
6.375% due 08/15/33 (Þ) 435 441
Rain Carbon, Inc.
12.250% due 09/01/29 (Þ) 3,900 4,056
Solstice Advanced Materials, Inc.
5.625% due 09/30/33 (Þ) 2,990 3,018
Toucan FinCo, Ltd./Toucan FinCo Can,
Inc./Toucan FinCo US LLC
9.500% due 05/15/30 (Þ) 5,400 5,394
50,892
Producer Durables - 11.3%
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 4,000 3,930
6.875% due 08/15/32 (Þ) 2,700 2,846
ATS Corp.
4.125% due 12/15/28 (Þ) 3,800 3,703
Axon Enterprise, Inc.
6.250% due 03/15/33 (Þ) 900 936
Calderys Financing LLC
11.250% due 06/01/28 (Þ) 3,200 3,398
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 (Þ) 2,400 1,221
Efesto Bidco SPA/ Efesto US LLC
Series XR
7.500% due 02/15/32 (Þ) 5,450 5,515
Esab Corp.
6.250% due 04/15/29 (Þ) 2,600 2,676
First Student Bidco, Inc.
4.000% due 07/31/29 (Þ) 2,000 1,942
Miter Brands Acquisition Holdco, Inc. /
MIWD Borrower LLC
6.750% due 04/01/32 (Þ) 5,300 5,430
Quikrete Holdings, Inc.
6.375% due 03/01/32 (Þ) 1,650 1,717
6.750% due 03/01/33 (Þ) 1,100 1,149
Smyrna Ready Mix Concrete LLC
8.875% due 11/15/31 (Þ) 2,000 2,140
TransDigm, Inc.
6.000% due 01/15/33 (Þ) 635 650
6.750% due 01/31/34 (Þ) 5,060 5,275
TTM Technologies, Inc.
4.000% due 03/01/29 (Þ) 6,300 6,153
Waste Pro USA, Inc.
7.000% due 02/01/33 (Þ) 2,000 2,063
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Watco Cos. LLC / Watco Finance Corp.
7.125% due 08/01/32 (Þ) 6,415 6,717
Weekley Homes LLC / Weekley
Finance Corp.
6.750% due 01/15/34 (Þ) 4,680 4,739
Weekly Homes LLC / Weekley Finance
Corp.
4.875% due 09/15/28 (Þ) 1,600 1,577
WESCO Distribution, Inc.
6.375% due 03/15/33 (Þ) 3,250 3,391
Wrangler Holdco Corp.
6.625% due 04/01/32 (Þ) 6,000 6,278
XPO, Inc.
7.125% due 02/01/32 (Þ) 5,400 5,682
79,128
Technology - 6.5%
CACI International, Inc.
6.375% due 06/15/33 (Þ) 3,650 3,778
Cogent Communications Group LLC /
Cogent Finance, Inc.
7.000% due 06/15/27 (Þ) 2,400 2,397
6.500% due 07/01/32 (Þ) 3,300 3,090
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 2,250 2,282
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 (Þ) 7,200 7,515
Gen Digital, Inc.
6.250% due 04/01/33 (Þ) 1,400 1,442
Gray Media, Inc.
5.375% due 11/15/31 (Þ) 1,100 825
9.625% due 07/15/32 (Þ) 2,465 2,559
7.250% due 08/15/33 (Þ) 1,330 1,360
McAfee Corp.
7.375% due 02/15/30 (Þ) 4,900 4,276
McGraw-Hill Education, Inc.
7.375% due 09/01/31 (Þ) 4,600 4,849
Rocket Software, Inc.
6.500% due 02/15/29 (Þ) 1,400 1,373
Seagate Data Storage Technology Pte,
Ltd.
5.875% due 07/15/30 (Þ) 2,600 2,683
Sinclair Television Group, Inc.
8.125% due 02/15/33 (Þ) 3,250 3,398
ViaSat, Inc.
7.500% due 05/30/31 (Þ) 4,325 4,111
45,938
Utilities - 5.8%
APLD Compute Co. LLC
9.250% due 12/15/30 (Þ) 4,845 4,752
Atlantica Sustainable Infrastructure,
Ltd.
4.125% due 06/15/28 (Þ) 2,902 2,828
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
6.375% due 02/15/32 (Þ) 2,250 2,253
Cipher Compute LLC
7.125% due 11/15/30 (Þ) 1,805 1,841
Leeward Renewable Energy Operations
LLC
4.250% due 07/01/29 (Þ) 5,800 5,504

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 67
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Maya SAS
7.000% due 04/15/32 (Þ) 3,775 3,892
NRG Energy, Inc.
5.750% due 07/15/29 (Þ) 2,000 2,010
6.000% due 01/15/36 (Þ) 4,935 5,002
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 2,300 2,436
6.250% due 02/01/34 (Þ) 1,455 1,484
6.500% due 02/01/36 (Þ) 955 988
Vistra Operations Co. LLC
7.750% due 10/15/31 (Þ) 4,800 5,090
WULF Compute LLC
7.750% due 10/15/30 (Þ) 2,700 2,781
40,861
676,898
United States Government Agencies - 1.7%
Federal Home Loan Bank Discount
Notes
3.511% due 01/02/26 (ž) 11,834 11,831
Total Long-Term Fixed
Income Investments
(cost $681,388) 688,729
Number of
S hares
Preferred Stocks - 0.1%
Consumer Discretionary - 0.1%
Boeing Co. (The)
6.000% due 10/15/27 11,000 760
Total Preferred Stocks
(cost $550) 760
Total Investments - 98.2%
(cost $681,938) 689,489
Other Assets net of
Liabilities - 1.8%
12,645
Net Assets - 100.0%
702,134

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
68 Venerable High Yield Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 676,898 $ — $ 676,898
United States Government Agencies — 11,831 — 11,831
Preferred Stocks 760 — — 760
Total Investments
$ 760 $ 688,729 $ — $ 689,489
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
3,337 0 .5
Canada ................................................................................................
22,520 3 .2
Denmark .............................................................................................
4,670 0 .7
France .................................................................................................
18,020 2 .6
Germany .............................................................................................
7,389 1 .0
Ireland ................................................................................................
3,766 0 .5
Italy ....................................................................................................
12,903 1 .8
Japan ..................................................................................................
2,242 0 .3
Netherlands ........................................................................................
3,382 0 .5
Spain ..................................................................................................
7,075 1 .0
United Kingdom .................................................................................
12,365 1 .8
United States ......................................................................................
591,820 84 .3
Total Investments ............................................................................... 689,489 98 .2

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 69
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 681,938
Investments, at fair value .............................................................................................................................................................
689,489
Cash .............................................................................................................................................................................................. 85
Receivables:
Dividends and interest ...................................................................................................................................................... 12,745
Fund shares sold ............................................................................................................................................................... 427
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
702,749
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 102
Accrued fees to affiliates .................................................................................................................................................. 453
Other accrued expenses .................................................................................................................................................... 60
Total liabilities ...........................................................................................................................................................
615
Net Assets ...............................................................................................................................................................
$ 702,134
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 7,103
Paid-in capital ..............................................................................................................................................................................
695,031
Net Assets ...............................................................................................................................................................
$ 702,134
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 10.13
Class I — Net assets ............................................................................................................................................................ $ 591,620,464
Class I — Shares outstanding ............................................................................................................................................. 58,421,354
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.13
Class V — Net assets ........................................................................................................................................................... $ 110,513,471
Class V — Shares outstanding ............................................................................................................................................ 10,911,489
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
70 Venerable High Yield Fund
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 41,758
Dividends ......................................................................................................................................................................... 29
Total investment income ..............................................................................................................................................................
41,787
Expenses
Advisory fees ................................................................................................................................................................... 3,974
Administrative fees .......................................................................................................................................................... 734
Distribution fees - Class V ............................................................................................................................................... 342
Professional fees .............................................................................................................................................................. 112
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 20
Expenses before reductions .............................................................................................................................................. 5,204
Expense reductions .......................................................................................................................................................... (428)
Net expenses ................................................................................................................................................................................
4,776
Net investment income (loss) .......................................................................................................................................................
37,011
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,887)
Net realized gain (loss) ................................................................................................................................................................
(3,887)
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 15,292
Net change in unrealized appreciation (depreciation) ................................................................................................................. 15,292
Net realized and unrealized gain (loss) ........................................................................................................................................ 11,405
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 48,416

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 71
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 37,011 $ 11,282
Net realized gain (loss) ................................................................................................................ (3,887) (370)
Net change in unrealized appreciation (depreciation) ................................................................. 15,292 (7,741)
Net increase (decrease) in net assets from operations ....................................................................... 48,416 3,171
Distributions
To shareholders
Class I ....................................................................................................................................... (29,610) (6,246)
Class V ..................................................................................................................................... (7,037) (1,591)
Net decrease in net assets from distributions ..................................................................................... (36,647) (7,837)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 93,060 601,971
Total Net Increase (Decrease) in Net Assets ...................................................................
104,829 597,305
Net Assets
Beginning of period ........................................................................................................................... 597,305 —
End of period ......................................................................................................................................
$ 702,134 $ 597,305
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
(1)
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 15,60 7 $ 157,253 50 , 3 20 $ 50 3 ,2 78
Proceeds from reinvestment of distributions 2,974 29,610 627 6 , 246
Payments for shares redeemed (8,231) (81,861) (2,875) ( 28 , 683 )
Net increase (decrease)
10,3 50 105,002 4 8 , 072 4 80 , 841
Class V
Proceeds from shares sold 137 1,378 1 2 , 969 1 29 , 699
Proceeds from reinvestment of distributions 707 7,037 16 0 1, 591
Payments for shares redeemed (2,045) (20,35 7 ) ( 1 , 017 ) (1 0 , 16 0 )
Net increase (decrease)
(1,201) (11,94 2 ) 1 2 , 112 1 21 , 130
Total increase (decrease)
9,14 9 $ 93,0 60 6 0 , 184 $ 6 01 , 971
(1) For the period September 4, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of the financial statements.
72 Venerable High Yield Fund
Venerable Variable Insurance Trust
Venerable High Yield Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
12/31/25 12/31/24
(ſ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 9.92 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.60 .19
$ Net Realized and Unrealized Gain (Loss) .22 (.14)
$ Total from Investment Operations .82 .05
Less distributions:
– –
$ Distributions from Net Investment Income (.61) (.13)
$ Total Distributions (.61) (.13)
$ Net Asset Value, End of Period 10.13 9.92
% Total Return
(ǿ)(±)
8.52 .47
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 591,620 477,090
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.80 .83
% Expenses, Net
(ɯ)(Ƃ)
.80 .80
% Net Investment Income
(ɯ)(Ƃ)
6.04 5 .8 6
% Portfolio Turnover Rate
(ǿ)
46 7
Class V
12/31/25 12/31/24
(ſ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 9.93 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.61 .19
$ Net Realized and Unrealized Gain (Loss) .20 (.13)
$ Total from Investment Operations .81 .06
Less distributions:
– –
$ Distributions from Net Investment Income (.61) (.13)
$ Total Distributions (.61) (.13)
$ Net Asset Value, End of Period 10.13 9.93
% Total Return
(ǿ)(±)
8.49 .59
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 110,514 120,215
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
1.09 1.13
% Expenses, Net
(ɯ)(Ƃ)
.72 .72
% Net Investment Income
(ɯ)(Ƃ)
6.12 5 . 94
% Portfolio Turnover Rate
(ǿ)
46 7

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 73
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 116.9%
Asset-Backed Securities - 7.9%
522 Funding CLO, Ltd.
Series 2024-6A Class A1R2
5.060% due 10/23/34 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 5,490 5,493
Aaset Trust
Series 2019-2 Class A
3.376% due 10/16/39 (Þ) 435 435
AGL CLO, Ltd.
Series 2024-33A Class A1
5.220% due 07/21/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,630 1,632
Angel Oak Mortgage Trust
Series 2025-HB1 Class A1
5.872% due 02/25/55 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 934 940
Basswood Park CLO, Ltd.
Series 2025-1A Class AR
4.914% due 04/20/34 (CME Term
SOFR 3 Month + 1.030%)(Ê)(Þ) 1,950 1,950
Battalion CLO, Ltd.
Series 2025-10A Class A1R3
4.871% due 01/24/35 (CME Term
SOFR 3 Month + 1.140%)(Ê)(Þ) 3,700 3,703
Birch Grove CLO, Ltd.
Series 2024-8A Class A1
5.514% due 04/20/37 (CME Term
SOFR 3 Month + 1.630%)(Ê)(Þ) 3,000 3,010
Black Diamond CLO, Ltd.
Series 2024-1A Class A1
5.508% due 10/25/37 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 5,000 5,010
BlueMountain CLO, Ltd.
Series 2025-31A Class A2R
5.546% due 04/19/34 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 5,100 5,103
BRAVO Residential Funding Trust
Series 2025-HE1 Class A1
5.224% due 09/25/72 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 2,175 2,174
CarMax Auto Owner Trust
Series 2025-2 Class A2A
4.590% due 07/17/28 2,135 2,141
CarVal CLO, Ltd.
Series 2024-1A Class A1R
5.324% due 07/20/37 (CME Term
SOFR 3 Month + 1.440%)(Ê)(Þ) 1,920 1,926
Chase Auto Owner Trust
Series 2024-3A Class A3
5.220% due 07/25/29 (Þ) 2,081 2,104
CIFC Funding, Ltd.
Series 2021-4A Class A1A2
5.216% due 04/20/34 (CME Term
SOFR 3 Month + 1.332%)(Ê)(Þ) 1,000 1,000
Compass Datacenters Issuer II LLC
Series 2024-2A Class A1
5.022% due 08/25/49 (Þ) 3,127 3,135
Series 2025-2A Class A1
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.926% due 11/25/50 (Þ) 1,058 1,051
Dryden CLO, Ltd.
Series 2025-75A Class AR3
4.913% due 04/14/34 (CME Term
SOFR 3 Month + 1.040%)(Ê)(Þ) 9,300 9,304
Elmwood CLO, Ltd.
Series 2024-1A Class A1RR
5.404% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 5,180 5,192
Empower CLO, Ltd.
Series 2024-1A Class A1
6.226% due 04/25/37 (CME Term
SOFR 3 Month + 1.600%)(Ê)(Þ) 1,750 1,754
FIGRE Trust
Series 2025-HE3 Class A
5.560% due 05/25/55 (~)(Ê)(Þ) 1,155 1,167
Series 2025-HE4 Class A
5.408% due 07/25/55 (~)(Ê)(Þ) 3,472 3,495
Ford Credit Auto Owner Trust
Series 2021-2 Class C
2.110% due 05/15/34 (Þ) 1,870 1,833
Series 2022-1 Class A
3.880% due 11/15/34 (Þ) 1,065 1,065
Series 2024-1 Class A
4.870% due 08/15/36 (~)(Ê)(Þ) 3,560 3,648
GM Financial Revolving Receivables
Trust
Series 2024-1 Class A
4.980% due 12/11/36 (Þ) 5,693 5,854
Hardee's Funding LLC
Series 2024-1A Class A2
7.253% due 03/20/54 (Þ) 3,439 3,556
Hyundai Auto Receivables Trust
Series 2025-B Class A3
4.360% due 12/17/29 7,058 7,124
Series 2025-C Class A2B
4.334% due 07/17/28 (SOFR 30 Day
Average + 0.350%)(Ê) 7,573 7,574
JPMorgan Mortgage Trust
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 732 736
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 6,254 6,295
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 4,132 3,942
Magnetite CLO, Ltd.
Series 2024-17A Class AR2
5.384% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 870 872
Mercedes-Benz Auto Receivables Trust
Series 2023-1 Class A4
4.310% due 04/16/29 5,848 5,873
Neuberger Berman Loan Advisers
CLO, Ltd.
Series 2022-51A Class AR
5.140% due 10/23/36 (CME Term
SOFR 3 Month + 1.280%)(Ê)(Þ) 1,800 1,800
Northwoods Capital, Ltd.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
74 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2021-25A Class B1R
5.484% due 07/20/34 (CME Term
SOFR 3 Month + 1.600%)(Ê)(Þ) 5,630 5,630
Oaktree CLO, Ltd.
Series 2024-25A Class A
5.875% due 04/20/37 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 4,800 4,811
Ocean Trails CLO, Ltd.
Series 2020-10A Class AR2
5.205% due 10/15/34 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 1,250 1,249
OHA Credit Funding, Ltd.
Series 2024-18A Class A1
5.384% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 2,050 2,055
RR, Ltd.
Series 2021-16A Class A1R
4.955% due 07/15/36 (CME Term
SOFR 3 Month + 1.050%)(Ê)(Þ) 1,180 1,180
Towd Point Mortgage Trust
Series 2024-CES4 Class A1
5.122% due 09/25/64 (~)(Ê)(Þ) 2,094 2,095
USB Auto Owner Trust
Series 2025-1A Class A3
4.490% due 06/17/30 (Þ) 4,074 4,115
Whitebox CLO, Ltd.
Series 2024-3A Class A1R
5.175% due 10/15/35 (CME Term
SOFR 3 Month + 1.270%)(Ê)(Þ) 4,700 4,700
Woodmont Trust
Series 2024-12A Class A1R
5.258% due 10/25/32 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 3,306 3,309
Zais CLO, Ltd.
Series 2025-16A Class A1R2
5.014% due 10/20/34 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 2,500 2,496
143,531
Corporate Bonds and Notes - 31.1%
Consumer Discretionary - 3.5%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 4,795 4,522
1.800% due 02/10/31 (Þ) 428 375
AS Mileage Plan IP, Ltd.
5.021% due 10/20/29 (Þ) 2,350 2,370
Carnival Corp.
4.000% due 08/01/28 (Þ) 5,345 5,260
5.750% due 03/15/30 (Þ) 1,840 1,894
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.200% due 03/15/28 900 895
5.050% due 03/30/29 3,300 3,339
2.800% due 04/01/31 900 810
4.400% due 04/01/33 1,350 1,274
6.550% due 06/01/34 1,250 1,316
6.484% due 10/23/45 500 470
5.750% due 04/01/48 370 318
4.800% due 03/01/50 1,420 1,068
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.900% due 06/01/52 1,230 794
5.500% due 04/01/63 1,050 829
Comcast Corp.
3.400% due 04/01/30 970 941
3.750% due 04/01/40 2,150 1,771
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 3,000 3,018
Dick's Sporting Goods, Inc.
3.150% due 01/15/32 2,520 2,317
4.100% due 01/15/52 3,050 2,229
DR Horton, Inc.
5.000% due 10/15/34 1,175 1,188
Ford Motor Co.
6.100% due 08/19/32 1,380 1,422
Ford Motor Credit Co. LLC
4.950% due 05/28/27 2,790 2,799
7.350% due 03/06/30 4,320 4,636
General Motors Co.
5.600% due 10/15/32 500 523
General Motors Financial Co., Inc.
4.200% due 10/27/28 610 611
2.350% due 01/08/31 1,000 899
5.450% due 09/06/34 945 959
Home Depot, Inc. (The)
2.700% due 04/15/30 970 918
Hyundai Capital America
5.300% due 01/08/30 (Þ) 3,500 3,605
5.400% due 06/24/31 (Þ) 1,800 1,862
5.400% due 06/23/32 (Þ) 165 171
Las Vegas Sands Corp.
6.000% due 08/15/29 890 929
Paramount Global
3.700% due 06/01/28 790 772
4.950% due 01/15/31 2,010 1,929
Tapestry, Inc.
5.100% due 03/11/30 1,132 1,162
5.500% due 03/11/35 1,376 1,408
Series .
3.050% due 03/15/32 430 392
Time Warner Cable LLC
7.300% due 07/01/38 1,760 1,887
63,882
Consumer Staples - 2.0%
Altria Group, Inc.
4.800% due 02/14/29 410 417
5.800% due 02/14/39 1,000 1,030
BAT Capital Corp.
4.625% due 03/22/33 4,670 4,638
4.390% due 08/15/37 1,271 1,169
Haleon US Capital LLC
3.375% due 03/24/29 1,000 976
3.625% due 03/24/32 2,000 1,903
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
3.000% due 02/02/29 2,500 2,408
5.950% due 04/20/35 (Þ) 3,340 3,510
Kellanova
4.500% due 04/01/46 283 249

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 75
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Kenvue , Inc.
4.850% due 05/22/32 3,380 3,454
Kraft Heinz Foods Co.
6.875% due 01/26/39 645 721
4.625% due 10/01/39 645 590
5.000% due 06/04/42 1,750 1,606
Kroger Co. (The)
5.000% due 09/15/34 1,000 1,006
Mars, Inc.
3.200% due 04/01/30 (Þ) 530 510
5.000% due 03/01/32 (Þ) 275 283
5.200% due 03/01/35 (Þ) 1,620 1,664
2.375% due 07/16/40 (Þ) 660 474
5.650% due 05/01/45 (Þ) 1,040 1,049
5.700% due 05/01/55 (Þ) 2,010 2,008
5.800% due 05/01/65 (Þ) 490 492
Philip Morris International, Inc.
4.875% due 02/13/29 810 829
4.375% due 04/30/30 3,645 3,668
5.125% due 02/13/31 180 187
5.250% due 02/13/34 1,090 1,127
4.500% due 03/20/42 180 161
Pilgrim's Pride Corp.
3.500% due 03/01/32 335 309
36,438
Energy - 3.5%
Aker BP ASA
5.800% due 10/01/54 (Þ) 2,400 2,183
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 2,000 1,848
Cheniere Energy Partners, LP
4.000% due 03/01/31 490 477
3.250% due 01/31/32 1,850 1,707
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 1,560 1,670
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 2,000 1,964
4.375% due 01/15/28 1,800 1,796
4.900% due 06/01/44 1,000 797
Coterra Energy, Inc.
3.900% due 05/15/27 3,400 3,389
5.600% due 03/15/34 2,000 2,063
Devon Energy Corp.
5.200% due 09/15/34 2,000 1,993
5.750% due 09/15/54 3,840 3,536
Energy Transfer, LP
5.250% due 04/15/29 900 925
3.750% due 05/15/30 2,000 1,947
5.550% due 05/15/34 3,600 3,702
6.250% due 04/15/49 1,700 1,684
EQT Corp.
7.000% due 02/01/30 1,000 1,087
MPLX, LP
4.000% due 03/15/28 1,870 1,867
2.650% due 08/15/30 2,080 1,927
4.700% due 04/15/48 1,050 873
Occidental Petroleum Corp.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.200% due 08/01/29 2,200 2,253
7.875% due 09/15/31 690 789
6.600% due 03/15/46 3,360 3,460
ONEOK, Inc.
5.550% due 11/01/26 900 910
5.800% due 11/01/30 870 917
6.625% due 09/01/53 340 357
Targa Resources Corp.
6.500% due 03/30/34 3,330 3,638
4.950% due 04/15/52 360 307
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 2,000 1,887
Transcontinental Gas Pipe Line Co.
LLC
5.100% due 03/15/36 (Þ) 1,140 1,149
Viper Energy Partners LLC
4.900% due 08/01/30 945 956
5.700% due 08/01/35 954 970
Western Midstream Operating, LP
4.050% due 02/01/30 1,500 1,470
5.250% due 02/01/50 630 540
Williams Cos., Inc. (The)
3.500% due 11/15/30 1,000 960
2.600% due 03/15/31 2,100 1,918
5.150% due 03/15/34 2,700 2,747
5.100% due 09/15/45 1,000 919
63,582
Financial Services - 10.1%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% due 10/29/26 2,820 2,783
3.000% due 10/29/28 2,100 2,036
3.300% due 01/30/32 1,680 1,555
American Express Co.
5.532% due 04/25/30 (SOFR +
1.090%)(Ê) 880 918
American Tower Corp.
4.900% due 03/15/30 1,115 1,139
4.700% due 12/15/32 690 691
Aon North America, Inc.
5.450% due 03/01/34 3,600 3,743
Arthur J Gallagher & Co.
4.850% due 12/15/29 900 921
Aviation Capital Group LLC
5.125% due 04/10/30 (Þ) 2,170 2,203
Avolon Holdings Funding, Ltd.
5.750% due 11/15/29 (Þ) 2,102 2,183
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 2,800 2,802
Bank of America Corp.
3.419% due 12/20/28 (CME Term
SOFR 3 Month + 1.302%)(Ê) 7,710 7,620
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 2,630 2,451
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 4,460 4,450

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
76 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 6,640 5,835
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 770 761
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 1,960 1,911
Barclays PLC
5.367% due 02/25/31 (SOFR +
1.230%)(Ê) 2,065 2,134
Brown & Brown, Inc.
4.900% due 06/23/30 1,883 1,910
5.250% due 06/23/32 673 688
5.550% due 06/23/35 905 929
CaixaBank SA
4.634% due 07/03/29 (SOFR +
1.140%)(Ê)(Þ) 3,000 3,029
5.673% due 03/15/30 (SOFR +
1.780%)(Ê)(Þ) 2,250 2,336
Capital One Financial Corp.
4.493% due 09/11/31 (SOFR +
1.250%)(Ê) 1,255 1,252
Series .
7.624% due 10/30/31 (SOFR +
3.070%)(Ê) 2,050 2,316
Citigroup, Inc.
3.520% due 10/27/28 (CME Term
SOFR 3 Month + 1.413%)(Ê) 2,550 2,528
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 4,730 4,687
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 6,390 5,800
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 3,960 3,773
6.125% due 08/25/36 700 746
8.125% due 07/15/39 240 308
Series GG
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê)(ƒ) 3,298 3,372
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 850 846
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,000 947
Series BKNT
3.750% due 07/21/26 400 399
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 780 772
Crown Castle, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.900% due 09/01/29 2,300 2,334
Danske Bank A/S
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 2,000 2,004
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 1,130 1,123
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 6,650 6,610
6.750% due 10/01/37 610 682
2.908% due 07/21/42 (SOFR +
1.472%)(Ê) 1,490 1,093
5.150% due 05/22/45 400 375
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 7,620 6,826
HSBC Holdings PLC
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 2,130 1,947
Jefferies Financial Group, Inc.
Series MTN
4.500% due 09/15/26 2,640 2,636
JPMorgan Chase & Co.
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 4,000 4,041
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 5,800 5,232
5.576% due 07/23/36 (SOFR +
1.635%)(Ê) 730 757
Series .
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 2,700 2,515
Lloyds Banking Group PLC
4.650% due 03/24/26 400 400
4.375% due 03/22/28 550 553
LPL Holdings, Inc.
6.750% due 11/17/28 2,730 2,914
5.200% due 03/15/30 270 276
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 2,200 2,304
6.500% due 03/26/31 (Þ) 945 1,011
Morgan Stanley
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 274 289
Series .
4.994% due 04/12/29 (SOFR +
1.380%)(Ê) 905 923
Series GMTN
3.772% due 01/24/29 (CME Term
SOFR 3 Month + 1.402%)(Ê) 1,300 1,293
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 900 905
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 6,200 5,818
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 1,550 1,376

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 77
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
PNC Financial Services Group, Inc.
(The)
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,500 1,555
5.373% due 07/21/36 (SOFR +
1.417%)(Ê) 500 515
Toronto-Dominion Bank (The)
4.456% due 06/08/32 330 329
Truist Financial Corp.
Series MTN
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 1,270 1,280
UBS Group AG
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 3,700 3,729
4.194% due 04/01/31 (SOFR +
3.730%)(Ê)(Þ) 2,620 2,595
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 4,170 3,868
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 1,780 1,850
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 870 928
VICI Properties, LP
5.125% due 11/15/31 2,000 2,026
VICI Properties, LP / VICI Note Co.,
Inc.
3.750% due 02/15/27 (Þ) 2,350 2,336
Wells Fargo & Co.
5.499% due 01/23/35 (SOFR +
1.780%)(Ê) 10,750 11,207
Series MTN
3.584% due 05/22/28 (CME Term
SOFR 3 Month + 1.572%)(Ê) 1,910 1,897
2.879% due 10/30/30 (CME Term
SOFR 3 Month + 1.432%)(Ê) 3,390 3,227
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 4,140 3,861
4.750% due 12/07/46 1,240 1,089
181,303
Health Care - 2.7%
AbbVie, Inc.
3.200% due 11/21/29 5,340 5,180
Amgen, Inc.
5.250% due 03/02/33 1,800 1,865
5.650% due 03/02/53 1,800 1,766
Bristol-Myers Squibb Co.
5.550% due 02/22/54 1,240 1,219
Cigna Group (The)
2.375% due 03/15/31 1,310 1,186
4.800% due 08/15/38 1,930 1,850
4.900% due 12/15/48 1,000 891
CVS Health Corp.
4.300% due 03/25/28 1,550 1,556
3.750% due 04/01/30 2,130 2,079
2.125% due 09/15/31 970 852
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.780% due 03/25/38 2,560 2,418
5.125% due 07/20/45 1,630 1,473
5.050% due 03/25/48 3,050 2,692
HCA, Inc.
3.500% due 09/01/30 2,000 1,924
4.600% due 11/15/32 1,035 1,027
Humana, Inc.
3.125% due 08/15/29 4,000 3,835
2.150% due 02/03/32 500 433
Merck & Co., Inc.
4.450% due 12/04/32 550 551
4.750% due 12/04/35 890 888
Novartis Capital Corp.
4.100% due 11/05/30 3,965 3,962
Royalty Pharma PLC
5.150% due 09/02/29 2,250 2,312
5.200% due 09/25/35 1,495 1,504
Solventum Corp.
5.400% due 03/01/29 408 423
UnitedHealth Group, Inc.
2.000% due 05/15/30 780 711
3.250% due 05/15/51 2,510 1,697
Zoetis, Inc.
5.000% due 08/17/35 4,160 4,207
48,501
Materials and Processing - 0.5%
Anglo American Capital PLC
4.750% due 04/10/27 (Þ) 796 802
AptarGroup, Inc.
4.750% due 03/30/31 1,160 1,169
Carlisle Cos., Inc.
5.250% due 09/15/35 850 868
Georgia-Pacific LLC
4.950% due 06/30/32 (Þ) 2,110 2,169
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 2,800 2,797
2.625% due 09/23/31 (Þ) 1,500 1,351
9,156
Producer Durables - 1.7%
Amphenol Corp.
4.400% due 02/15/33 2,125 2,103
Avolon Holdings Funding, Ltd.
4.900% due 10/10/30 (Þ) 2,110 2,123
BAE Systems PLC
5.125% due 03/26/29 (Þ) 2,250 2,314
5.300% due 03/26/34 (Þ) 3,415 3,537
Boeing Co. (The)
3.200% due 03/01/29 1,220 1,183
6.298% due 05/01/29 1,670 1,774
3.600% due 05/01/34 810 736
3.500% due 03/01/39 5,505 4,493
6.875% due 03/15/39 1,800 2,025
3.900% due 05/01/49 1,657 1,234
Burlington Northern Santa Fe LLC
5.550% due 03/15/56 1,010 997
Howmet Aerospace, Inc.
4.550% due 11/15/32 635 638
5.950% due 02/01/37 2,150 2,323

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
78 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
L3Harris Technologies, Inc.
4.854% due 04/27/35 560 559
RTX Corp.
4.125% due 11/16/28 400 401
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 2,356 2,326
Waste Connections, Inc.
5.000% due 03/01/34 1,830 1,867
30,633
Technology - 2.0%
Broadcom, Inc.
4.150% due 11/15/30 950 946
3.469% due 04/15/34 5,000 4,568
3.137% due 11/15/35 (Þ) 3,300 2,844
Foundry JV Holdco LLC
5.900% due 01/25/30 (Þ) 1,800 1,884
5.500% due 01/25/31 (Þ) 630 651
6.150% due 01/25/32 (Þ) 1,120 1,187
5.900% due 01/25/33 (Þ) 955 1,000
Gartner, Inc.
3.625% due 06/15/29 (Þ) 2,450 2,365
Intel Corp.
4.150% due 08/05/32 2,925 2,822
5.200% due 02/10/33 630 642
Micron Technology, Inc.
5.300% due 01/15/31 830 860
5.875% due 02/09/33 1,770 1,882
Motorola Solutions, Inc.
4.850% due 08/15/30 452 461
2.300% due 11/15/30 397 360
5.200% due 08/15/32 1,566 1,615
MSCI, Inc.
3.625% due 09/01/30 (Þ) 3,312 3,166
Oracle Corp.
4.450% due 09/26/30 1,115 1,090
4.800% due 09/26/32 1,495 1,444
6.900% due 11/09/52 750 742
5.375% due 09/27/54 550 446
Paychex, Inc.
5.100% due 04/15/30 2,565 2,640
Synopsys, Inc.
5.150% due 04/01/35 2,000 2,032
5.700% due 04/01/55 150 149
35,796
Utilities - 5.1%
Alexander Funding Trust II
7.467% due 07/31/28 (Þ) 1,055 1,123
American Electric Power Co., Inc.
Series C
5.800% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.128%)(Ê) 2,510 2,492
Series D
6.050% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.940%)(Ê) 835 821
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 2,150 1,934
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
AT&T, Inc.
2.550% due 12/01/33 2,230 1,904
5.550% due 08/15/41 910 904
3.500% due 09/15/53 2,540 1,702
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 1,800 1,835
Constellation Energy Generation LLC
6.125% due 01/15/34 2,150 2,331
Dominion Energy, Inc.
6.200% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.006%)(Ê) 1,225 1,233
DTE Electric Co.
5.250% due 05/15/35 2,155 2,217
Duke Energy Corp.
3.150% due 08/15/27 1,000 989
Duke Energy Indiana LLC
5.400% due 04/01/53 900 856
Duke Energy Ohio, Inc.
5.250% due 04/01/33 900 932
Enel Finance International NV
4.375% due 09/30/30 (Þ) 2,115 2,107
FirstEnergy Corp.
Series B
3.900% due 07/15/27 5,000 4,983
Series C
4.850% due 07/15/47 820 723
FirstEnergy Transmission LLC
4.550% due 01/15/30 930 937
5.000% due 01/15/35 2,000 2,006
NextEra Energy Capital Holdings, Inc.
5.300% due 03/15/32 4,445 4,634
5.900% due 03/15/55 1,330 1,348
Northern States Power Co.
5.050% due 05/15/35 2,330 2,376
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 2,450 2,367
Pacific Gas and Electric Co.
2.100% due 08/01/27 2,000 1,939
2.500% due 02/01/31 1,000 900
5.800% due 05/15/34 2,600 2,703
3.300% due 08/01/40 1,500 1,138
3.500% due 08/01/50 1,300 879
PG&E Recovery Funding LLC
Series A-2
5.256% due 01/15/40 4,900 5,019
Rogers Communications, Inc.
5.300% due 02/15/34 1,000 1,008
Southern California Edison Co.
Series C
4.125% due 03/01/48 360 274
Southern Co. Gas Capital Corp.
4.950% due 09/15/34 2,300 2,308
Southern Power Co.
Series A
4.250% due 10/01/30 750 749
Series B
4.900% due 10/01/35 1,355 1,341

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 79
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
T-Mobile USA, Inc.
3.875% due 04/15/30 4,330 4,256
2.250% due 11/15/31 2,750 2,437
5.150% due 04/15/34 1,440 1,472
4.375% due 04/15/40 1,210 1,085
3.300% due 02/15/51 250 167
Verizon Communications, Inc.
3.875% due 02/08/29 350 349
1.750% due 01/20/31 3,340 2,939
4.750% due 01/15/33 1,565 1,564
4.500% due 08/10/33 1,230 1,210
4.780% due 02/15/35 2,790 2,747
5.401% due 07/02/37 (Þ) 770 779
3.850% due 11/01/42 3,290 2,640
4.000% due 03/22/50 790 602
5.875% due 11/30/55 680 672
Virginia Electric and Power Co.
Series C
4.900% due 09/15/35 3,630 3,616
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 2,400 2,383
4.600% due 10/15/30 (Þ) 2,745 2,742
92,672
561,963
Mortgage-Backed Securities - 46.3%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 12/05/38 (~)(Ê)(Þ) 5,000 5,401
Angel Oak Mortgage Trust
Series 2022-3 Class A1
4.000% due 01/25/67 (Þ) 3,474 3,372
Series 2022-3 Class A3
4.116% due 01/25/67 (~)(Ê)(Þ) 1,088 1,025
ARES Commercial Mortgage Trust
Series 2024-IND2 Class A
5.193% due 10/15/34 (CME Term
SOFR 1 Month + 1.443%)(Ê)(Þ) 5,000 5,000
Bank Commercial Mortgage Pass-
Through Certificates
Series 2025-5YR15 Class XA
Interest Only STRIPS
1.221% due 07/15/58 (~)(Ê) 7,369 346
Barclays Commercial Mortgage Trust
Series 2019-C5 Class C
3.710% due 11/15/52 2,172 1,926
Series 2023-C19 Class XA
Interest Only STRIPS
0.809% due 04/15/56 (~)(Ê) 37,739 1,176
Series 2024-5C31 Class XA
Interest Only STRIPS
1.061% due 12/15/57 (~)(Ê) 22,753 832
Series 2025-5C33 Class XA
Interest Only STRIPS
0.817% due 03/15/58 (~)(Ê) 25,037 729
Benchmark Mortgage Trust
Series 2019-B13 Class A2
2.889% due 08/15/57 1,376 1,313
Series 2024-V12 Class XA
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Interest Only STRIPS
0.847% due 12/15/57 (~)(Ê) 26,576 779
Series 2025-V15 Class XA
Interest Only STRIPS
1.119% due 06/15/58 (~)(Ê) 35,335 1,552
Series 2025-V18 Class XA
Interest Only STRIPS
1.258% due 10/15/58 (~)(Ê)(Þ) 16,227 855
BMO Mortgage Trust
Series 2024-5C8 Class XA
Interest Only STRIPS
1.021% due 12/15/57 (~)(Ê) 27,856 1,030
BRAVO Residential Funding Trust
Series 2023-NQM4 Class A1
6.435% due 05/25/63 (~)(Ê)(Þ) 4,932 4,949
Series 2023-NQM6 Class A1
6.602% due 09/25/63 (~)(Ê)(Þ) 1,581 1,592
Series 2023-NQM8 Class A1
6.394% due 10/25/63 (~)(Ê)(Þ) 2,743 2,762
Series 2024-NQM5 Class A1
5.803% due 06/25/64 (~)(Ê)(Þ) 5,185 5,230
BX Commercial Mortgage Trust
Series 2021-PAC Class A
4.554% due 10/15/36 (CME Term
SOFR 1 Month + 0.804%)(Ê)(Þ) 5,000 4,983
Series 2021-XL2 Class A
4.553% due 10/15/38 (CME Term
SOFR 1 Month + 0.803%)(Ê)(Þ) 1,228 1,226
Series 2023-XL3 Class A
5.512% due 12/09/40 (CME Term
SOFR 1 Month + 1.761%)(Ê)(Þ) 3,580 3,579
BX Trust
Series 2025-VOLT Class A
5.450% due 12/15/44 (CME Term
SOFR 1 Month + 1.700%)(Ê)(Þ) 1,157 1,157
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
5.174% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,256 1,257
Series 2025-7 Class A11
5.274% due 05/25/56 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 742 745
Series 2025-10 Class A11
5.174% due 07/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 824 826
Citigroup Mortgage Loan Trust
Series 2025-4 Class A28
5.174% due 10/25/55 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 2,498 2,498
COLT Mortgage Loan Trust
Series 2024-2 Class A1
6.125% due 04/25/69 (~)(Ê)(Þ) 4,489 4,535
COMM Mortgage Trust
Series 2014-CR14 Class B
3.553% due 02/10/47 (~)(Ê) 1,406 1,381
Series 2015-CR22 Class B
3.926% due 03/10/48 (~)(Ê) 1,720 1,663
Series 2015-LC19 Class C
4.418% due 02/10/48 (~)(Ê) 554 532

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
80 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
CoreVest American Finance, Ltd.
Series 2025-RRTL1 Class A1
5.684% due 05/28/40 (~)(Ê)(Þ) 640 645
Cross Mortgage Trust
Series 2024-H1 Class A1
6.085% due 12/25/68 (~)(Ê)(Þ) 1,127 1,136
CSTL Commercial Mortgage Trust
Series 2025-GATE2 Class A
4.561% due 11/10/42 (~)(Ê)(Þ) 2,522 2,515
Ellington Financial Mortgage Trust
Series 2025-NQM4 Class A1F
5.074% due 09/25/70 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,064 2,070
Fannie Mae
2.000% due 2042 19,508 17,112
2.000% due 2046 13,428 10,968
2.500% due 2051 12,607 10,731
3.000% due 2052 35,050 31,681
5.500% due 2052 4,999 5,144
4.500% due 2053 4,717 4,650
6.000% due 2054 18,893 19,451
15 Year TBA(Ï)
1.500% 8,000 7,236
2.000% 11,500 10,648
2.500% 4,000 3,784
4.500% 500 500
5.000% 5,000 5,066
30 Year TBA(Ï)
2.000% 16,200 13,101
2.500% 39,060 33,039
3.500% 24,080 22,258
4.000% 21,000 19,918
4.500% 13,430 13,106
5.000% 22,940 22,879
5.500% 76,360 77,421
6.000% 28,800 29,562
6.500% 78,000 81,069
Series 2024-440 Class C50
Interest Only STRIPS
4.500% due 10/25/53 8,971 2,006
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C07 Class 2M2
8.339% due 05/25/29 (USD 1 Month
SOFR + 4.350%)(Ê) 681 700
Series 2022-R02 Class 2M1
5.074% due 01/25/42 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 201 201
Series 2023-R01 Class 1M1
6.274% due 12/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,871 1,909
Series 2023-R02 Class 1M1
6.174% due 01/25/43 (SOFR 30 Day
Average + 2.300%)(Ê)(Þ) 409 416
Series 2023-R06 Class 1M2
6.574% due 07/25/43 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 4,000 4,105
Series 2025-R01 Class 1A1
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.824% due 01/25/45 (SOFR 30 Day
Average + 0.950%)(Ê)(Þ) 1,434 1,433
Series 2025-R01 Class 1M1
4.974% due 01/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,126 1,127
Series 2025-R02 Class 1A1
4.874% due 02/25/45 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 1,838 1,838
Series 2025-R04 Class 1A1
4.874% due 05/25/45 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 1,040 1,041
Series 2025-R04 Class 1M1
5.074% due 05/25/45 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,544 2,546
Fannie Mae REMICS
Series 2024-22 Class FG
5.074% due 05/25/54 (SOFR 30 Day
Average + 1.200%)(Ê) 7,009 7,043
Series 2024-39 Class DF
4.974% due 06/25/54 (SOFR 30 Day
Average + 1.100%)(Ê) 6,963 6,984
Series 2024-98 Class FA
5.024% due 12/25/53 (SOFR 30 Day
Average + 1.150%)(Ê) 3,045 3,057
Series 2024-105 Class KF
4.874% due 01/25/55 (SOFR 30 Day
Average + 1.000%)(Ê) 5,626 5,642
Series 2025-41 Class FA
5.024% due 06/25/54 (SOFR 30 Day
Average + 1.150%)(Ê) 4,027 4,044
Freddie Mac
2.000% due 2051 47,315 38,548
2.500% due 2051 16,477 14,181
Freddie Mac REMICS
Series 2024-5420 Class CF
4.824% due 06/25/54 (SOFR 30 Day
Average + 0.950%)(Ê) 2,869 2,882
Series 2025-5510 Class FK
4.974% due 02/25/55 (SOFR 30 Day
Average + 1.100%)(Ê) 6,293 6,311
Series 2025-5517 Class FH
5.024% due 03/25/55 (SOFR 30 Day
Average + 1.150%)(Ê) 6,133 6,159
Freddie Mac STACR REMIC Trust
Series 2021-DNA7 Class M1
4.724% due 11/25/41 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 1,008 1,007
Series 2024-DNA3 Class M2
5.324% due 10/25/44 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 920 919
Series 2025-DNA2 Class A1
4.974% due 05/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,451 1,453
Series 2025-DNA3 Class M1
4.974% due 09/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 2,461 2,463
Series 2025-DNA4 Class M1

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 81
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.974% due 10/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,200 1,200
Ginnie Mae II
2.000% due 2051 15,016 12,443
2.500% due 2052 9,120 7,750
3.000% due 2053 10,533 9,504
3.500% due 2053 10,832 10,050
5.500% due 2053 8,518 8,778
6.000% due 2053 4,871 5,041
4.500% due 2054 9,498 9,265
30 Year TBA(Ï)
2.000% 3,200 2,650
2.500% 13,010 11,225
4.000% 8,140 7,683
5.000% 14,000 13,961
5.500% 10,000 10,094
6.500% 4,000 4,134
Government National Mortgage
Association
Series 2024-151 Class FH
4.948% due 09/20/54 (SOFR 30 Day
Average + 1.030%)(Ê) 4,519 4,529
GS Mortgage Securities Trust
Series 2014-GC24 Class AS
4.162% due 09/10/47 (~)(Ê) 1,404 1,370
HOMES Trust
Series 2024-NQM1 Class A1
5.915% due 07/25/69 (~)(Ê)(Þ) 1,046 1,055
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2014-C23 Class B
4.536% due 09/15/47 (~)(Ê) 1,692 1,652
Series 2016-JP3 Class AS
3.144% due 08/15/49 1,750 1,696
Series 2016-JP3 Class B
3.397% due 08/15/49 (~)(Ê) 1,008 953
LHOME Mortgage Trust
Series 2025-RTL2 Class A1
5.612% due 04/25/40 (~)(Ê)(Þ) 1,024 1,032
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10 Class B
3.952% due 07/15/46 (~)(Ê) 1,305 1,193
Series 2015-C27 Class AS
4.068% due 12/15/47 152 150
Series 2025-5C2 Class XA
Interest Only STRIPS
1.250% due 11/15/58 (~)(Ê) 32,191 1,709
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-INV2 Class A1
6.500% due 02/25/54 (~)(Ê)(Þ) 2,358 2,406
Multifamily Housing Mortgage Trust
Series 2024-FL16 Class A
5.275% due 11/18/39 (CME Term
SOFR 1 Month + 1.541%)(Ê)(Þ) 4,220 4,225
NJ Trust
Series 2023-GSP Class A
6.481% due 01/06/29 (~)(Ê)(Þ) 5,000 5,235
OBX Trust
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2023-NQM4 Class A1
6.113% due 03/25/63 (~)(Ê)(Þ) 1,005 1,006
Series 2024-NQM3 Class A1
6.129% due 12/25/63 (~)(Ê)(Þ) 2,236 2,255
Series 2024-NQM8 Class A1
6.233% due 05/25/64 (~)(Ê)(Þ) 4,228 4,280
Series 2024-NQM13 Class A1
5.116% due 06/25/64 (Þ) 2,322 2,327
Series 2025-J2 Class AF
5.174% due 09/25/55 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,103 1,103
Onity Loan Investment Trust
Series 2025-HB1 Class A
3.000% due 06/25/38 (~)(Ê)(Þ) 1,018 1,001
ONNI Commercial Mortgage Trust
Series 2024-APT Class A
5.567% due 07/15/39 (~)(Ê)(Þ) 4,460 4,543
PRKCM Trust
Series 2024-AFC1 Class A1
6.333% due 03/25/59 (~)(Ê)(Þ) 2,259 2,277
RCKT Mortgage Trust
Series 2024-INV1 Class A1
6.500% due 06/25/54 (~)(Ê)(Þ) 1,132 1,157
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 1,264 1,219
SHRN Trust
Series 2025-MF18 Class A
4.950% due 10/15/40 (CME Term
SOFR 1 Month + 1.200%)(Ê)(Þ) 2,840 2,841
SMRT Trust
Series 2022-MINI Class A
4.751% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 5,000 4,990
Station Place Securitization Trust
Series 2025-1 Class A
4.851% due 07/23/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Þ) 5,911 5,911
Series 2025-3 Class A
4.630% due 09/23/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Þ) 5,890 5,828
Series 2025-7 Class A
4.630% due 11/24/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Þ) 6,408 6,408
Sunway Real Estate Investment Trust
Series 2021-PALM Class A
4.454% due 10/15/34 (CME Term
SOFR 1 Month + 0.704%)(Ê)(Þ) 5,000 4,983
Toorak Mortgage Trust
Series 2025-RRTL1 Class A1
5.524% due 02/25/40 (~)(Ê)(Þ) 680 683
Verus Securitization Trust
Series 2023-3 Class A1
5.930% due 03/25/68 (~)(Ê)(Þ) 1,031 1,031
Series 2023-6 Class A1
6.665% due 09/25/68 (~)(Ê)(Þ) 865 872
Series 2024-4 Class A1
6.218% due 06/25/69 (~)(Ê)(Þ) 2,664 2,696

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
82 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Wells Fargo Commercial Mortgage
Trust
Series 2016-C32 Class B
4.684% due 01/15/59 (~)(Ê) 2,973 2,918
Series 2024-C63 Class A5
5.309% due 08/15/57 5,000 5,172
WFRBS Commercial Mortgage Trust
Series 2014-C23 Class B
4.279% due 10/15/57 (~)(Ê) 1,133 1,099
835,539
United States Government Treasuries - 31.6%
United States Treasury Notes
0.500% due 08/31/27 115,776 110,240
3.625% due 08/31/29 167,517 167,517
3.500% due 11/30/30 23,670 23,439
4.250% due 11/15/34 102,914 104,088
4.250% due 08/15/35 710 716
4.000% due 11/15/35 9,840 9,706
2.875% due 08/15/45 60,159 45,185
4.875% due 08/15/45 390 394
1.625% due 11/15/50 181,619 95,549
4.750% due 08/15/55 13,370 13,174
570,008
Total Long-Term Fixed
Income Investments
(cost $2,112,845) 2,111,041
Short-Term Investments - 3.5%
Agree, LP
3.081% due 01/05/26 (ç)(Þ)(ž) 4,375 4,373
AvalonBay Communities, Inc.
3.235% due 01/06/26 (ç)(Þ)(ž) 4,645 4,642
Aviation Capital Group LLC
3.041% due 01/05/26 (Þ)(ž) 12,175 12,170
Energy Transfer, LP
1.905% due 01/02/26 (ç)(Þ)(ž) 3,890 3,890
Mid-America Apartments, LP
3.193% due 01/06/26 (Þ)(ž) 5,000 4,997
Plains All American Pipeline, LP
3.210% due 01/06/26 (ç)(Þ)(ž) 4,385 4,383
Sempra
3.193% due 01/06/26 (Þ)(ž) 5,750 5,747
H2
Number of
Shares
H2
State Street Institutional U.S.
Government Money Market Fund 16,612,536 16,613
H2
Principal
Amount
$
H2
WEC Energy Group, Inc.
3.177% due 01/06/26 (Þ)(ž) 6,500 6,496
Total Short-Term Investments
(cost $63,311) 63,311
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Total Investments - 120.4%
(cost $2,176,156) 2,174,352
Other Assets net of
Liabilities - (20.4)%
(368,041)
Net Assets - 100.0%
1,806,311

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 83
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 143,531 $ — $ 143,531
Corporate Bonds and Notes — 561,963 — 561,963
Mortgage-Backed Securities — 835,539 — 835,539
United States Government Treasuries — 570,008 — 570,008
Short-Term Investments 16,61 3 46,69 8 — 63,311
Total Investments
$ 16,61 3 $ 2,157,7 39 $ — $ 2,174,352
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
4,148 0 .2
Bermuda .............................................................................................
2,055 0 .1
Canada ................................................................................................
4,009 0 .2
Cayman Islands ..................................................................................
57,799 3 .2
Denmark .............................................................................................
2,004 0 .1
France .................................................................................................
772 —
**
Ireland ................................................................................................
10,680 0 .6
Italy ....................................................................................................
2,107 0 .1
Jersey ..................................................................................................
11,746 0 .7
Netherlands ........................................................................................
2,191 0 .1
Norway ...............................................................................................
2,183 0 .1
South Africa .......................................................................................
802 0 .1
Spain ..................................................................................................
8,167 0 .5
Switzerland ........................................................................................
10,192 0 .6
United Kingdom .................................................................................
20,008 1 .1
United States ......................................................................................
2,035,489 112 .7
Total Investments ............................................................................... 2,174,352 120 .4
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
84 Venerable Strategic Bond Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,176,156
Investments, at fair value .............................................................................................................................................................
2,174,352
Receivables:
Dividends and interest ...................................................................................................................................................... 14,254
Investments sold ............................................................................................................................................................... 11,763
Fund shares sold ............................................................................................................................................................... 8,187
Prepaid expenses .......................................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
2,208,563
Liabilities
Payables:
Due to broker(a) ............................................................................................................................................................... 527
Investments purchased ..................................................................................................................................................... 400,571
Accrued fees to affiliates .................................................................................................................................................. 1,073
Other accrued expenses .................................................................................................................................................... 81
Total liabilities ...........................................................................................................................................................
402,252
Net Assets ...............................................................................................................................................................
$ 1,806,311
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (37,071)
Paid-in capital ..............................................................................................................................................................................
1,843,382
Net Assets ...............................................................................................................................................................
$ 1,806,311
(a)     Cash collateral due to broker for TBAs .............................................................................................................................. $ 527
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 9.81
Class I — Net assets ............................................................................................................................................................ $ 619,252,977
Class I — Shares outstanding .............................................................................................................................................. 63,092,884
Net asset value per share: Class V (#) .......................................................................................................................................... $ 9.81
Class V — Net assets ........................................................................................................................................................... $ 1,187,057,844
Class V — Shares outstanding ............................................................................................................................................. 120,954,815
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 85
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 81,668
Dividends ......................................................................................................................................................................... 1,252
Total investment income ..............................................................................................................................................................
82,920
Expenses
Advisory fees ................................................................................................................................................................... 7,913
Administrative fees .......................................................................................................................................................... 2,110
Distribution fees - Class V ............................................................................................................................................... 3,766
Professional fees .............................................................................................................................................................. 238
Trustees’ fees .................................................................................................................................................................... 46
Printing fees ..................................................................................................................................................................... 55
Miscellaneous .................................................................................................................................................................. 43
Expenses before reductions .............................................................................................................................................. 14,171
Expense reductions .......................................................................................................................................................... (1,153)
Net expenses ................................................................................................................................................................................
13,018
Net investment income (loss) .......................................................................................................................................................
69,902
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (12,175)
Futures contracts .............................................................................................................................................................. 721
Net realized gain (loss) ................................................................................................................................................................
(11,454)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 58,795
Net change in unrealized appreciation (depreciation) ................................................................................................................. 58,795
Net realized and unrealized gain (loss) ........................................................................................................................................ 47,341
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 117,243

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
86 Venerable Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 69,902 $ 22,537
Net realized gain (loss) ................................................................................................................ (11,454) (30,151)
Net change in unrealized appreciation (depreciation) ................................................................. 58,795 (60,599)
Net increase (decrease) in net assets from operations ....................................................................... 117,243 (68,213)
Distributions
To shareholders
Class I ....................................................................................................................................... (20,440) (4,373)
Class V ..................................................................................................................................... (49,954) (11,334)
Net decrease in net assets from distributions ..................................................................................... (70,394) (15,707)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (22,456) 1,865,838
Total Net Increase (Decrease) in Net Assets ...................................................................
24,393 1,781,918
Net Assets
Beginning of period ........................................................................................................................... 1,781,918 —
End of period ......................................................................................................................................
$ 1,806,311 $ 1,781,918
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
(1)
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 22,951 $ 223,978 50,473 $ 504,742
Proceeds from reinvestment of distributions 2,110 20,440 450 4,373
Payments for shares redeemed (11,889) (115,156) (1,003) (9,795)
Net increase (decrease)
13,172 129,262 49,920 499,320
Class V
Proceeds from shares sold 2,244 21,954 154,009 1,540,154
Proceeds from reinvestment of distributions 5,164 49,954 1,166 11,334
Payments for shares redeemed (23,030) (223,626) (18,598) (184,970)
Net increase (decrease)
(15,622) (151,718) 136,577 1,366,518
Total increase (decrease)
(2,450) $ (22,456) 186,497 $ 1,865,838
(1) For the period September 4, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 87
Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
12/31/25 12/31/24
(ſ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 9.56 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.40 .13
$ Net Realized and Unrealized Gain (Loss) .25 (.48)
$ Total from Investment Operations .65 (.35)
Less distributions:
– –
$ Distributions from Net Investment Income (.40) (.09)
$ Total Distributions (.40) (.09)
$ Net Asset Value, End of Period 9.81 9.56
% Total Return
(ǿ) (±)
6.98 (3.54)
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 619,253 477,066
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.59 .60
% Expenses, Net
(ɯ) (Ƃ)
.59 .60
% Net Investment Income
(ɯ) (Ƃ)
4.1 0 4 . 10
% Portfolio Turnover Rate
(ǿ)
1 2 2 35
Class V
12/31/25 12/31/24
(ſ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 9.55 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.38 .12
$ Net Realized and Unrealized Gain (Loss) .26 (.49)
$ Total from Investment Operations .64 (.37)
Less distributions:
– –
$ Distributions from Net Investment Income (.38) (.08)
$ Total Distributions (.38) (.08)
$ Net Asset Value, End of Period 9.81 9.55
% Total Return
(ǿ) (±)
6.87 (3.68)
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 1,187,058 1,304,852
Ratio to average net assets:
– –
% Expenses, Gross
( ɯ)
.89 .90
% Expenses, Net
( ɯ) (Ƃ)
.80 .80
% Net Investment Income
(ɯ) (Ƃ)
3.9 2 3 . 89
% Portfolio Turnover Rate
(ǿ)
1 2 2 35

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
88 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 99.1%
Consumer Discretionary - 13.5%
Amazon.com, Inc.(Æ) 772,309 178,264
AutoZone, Inc.(Æ) 1,329 4,507
Axon Enterprise, Inc.(Æ) 6,283 3,568
Best Buy Co., Inc. 15,615 1,045
Carnival Corp. 87,406 2,669
Carvana Co.(Æ) 11,228 4,738
Charter Communications, Inc. Class A(Æ) 6,988 1,459
Chipotle Mexican Grill, Inc. Class A(Æ) 105,003 3,885
Comcast Corp. Class A 288,479 8,623
Costco Wholesale Corp. 35,117 30,283
Darden Restaurants, Inc. 9,236 1,700
Deckers Outdoor Corp.(Æ) 11,785 1,222
Dollar General Corp. 17,487 2,322
Dollar Tree, Inc.(Æ) 15,402 1,895
Domino's Pizza, Inc. 2,479 1,033
DR Horton, Inc. 22,026 3,172
eBay, Inc. 36,298 3,162
Expedia Group, Inc. 9,392 2,661
FactSet Research Systems, Inc. 3,046 884
Ford Motor Co. 309,638 4,062
Fox Corp. Class A 16,536 1,208
Fox Corp. Class B 11,500 747
Garmin, Ltd. 13,098 2,657
General Motors Co. 74,084 6,025
Genuine Parts Co. 11,321 1,392
Hasbro, Inc. 10,723 879
Hilton Worldwide Holdings, Inc. 18,456 5,302
Home Depot, Inc. (The) 78,829 27,125
Hubbell, Inc. Class B 4,279 1,900
Las Vegas Sands Corp. 24,158 1,572
Lennar Corp. Class A 17,392 1,788
Live Nation Entertainment, Inc.(Æ) 12,814 1,826
Lowe's Cos., Inc. 44,068 10,627
Lululemon Athletica , Inc.(Æ) 8,777 1,824
Marriott International, Inc. Class A 17,680 5,485
McDonald's Corp. 56,525 17,276
MGM Resorts International(Æ) 16,436 600
Netflix, Inc. Class B(Æ) 336,572 31,557
News Corp. Class A 30,301 791
News Corp. Class B 9,439 280
NIKE, Inc. Class B 94,123 5,997
Norwegian Cruise Line Holdings, Ltd.(Æ) 37,851 845
NVR, Inc.(Æ) 226 1,648
Omnicom Group, Inc. 25,399 2,051
O'Reilly Automotive, Inc.(Æ) 67,204 6,130
Paramount Skydance Corp. Class B 25,939 348
PulteGroup, Inc. 15,477 1,815
Ralph Lauren Corp. Class A 3,074 1,087
Ross Stores, Inc. 25,900 4,666
Royal Caribbean Cruises, Ltd. 20,064 5,596
RTX Corp. 106,027 19,445
Starbucks Corp. 90,007 7,580
Tapestry, Inc. 16,250 2,076
Target Corp. 36,094 3,528
Tesla, Inc.(Æ) 222,960 100,270
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
TJX Cos., Inc. (The) 88,624 13,614
TKO Group Holdings, Inc. 5,264 1,100
Tractor Supply Co. 42,671 2,134
Ulta Beauty, Inc.(Æ) 3,620 2,190
Walmart, Inc. 347,661 38,733
Walt Disney Co. (The) 141,753 16,127
Warner Bros. Discovery, Inc.(Æ) 196,641 5,667
Williams-Sonoma, Inc. 9,671 1,727
Wynn Resorts, Ltd. 6,942 835
Yum! Brands, Inc. 22,048 3,335
630,559
Consumer Staples - 3.0%
Altria Group, Inc. 133,451 7,695
Archer-Daniels-Midland Co. 38,697 2,225
Brown-Forman Corp. Class B 14,183 370
Bunge Global SA 10,748 957
Campbell's Co. (The) 15,842 442
Church & Dwight Co., Inc. 19,067 1,599
Clorox Co. (The) 9,955 1,004
Coca-Cola Co. (The) 306,815 21,449
Colgate-Palmolive Co. 64,202 5,073
Conagra Brands, Inc. 38,594 668
Constellation Brands, Inc. Class A 11,500 1,587
Estee Lauder Cos., Inc. (The) Class A 19,257 2,017
General Mills, Inc. 42,476 1,975
Hershey Co. (The) 11,925 2,170
Hormel Foods Corp. 23,464 556
JM Smucker Co. (The) 8,684 849
Kenvue , Inc. 154,609 2,667
Keurig Dr Pepper, Inc. 109,389 3,064
Kimberly-Clark Corp. 26,729 2,697
Kraft Heinz Co. (The) 67,685 1,641
Kroger Co. (The) 48,321 3,019
McCormick & Co., Inc. 20,102 1,369
Molson Coors Beverage Co. Class B 13,787 644
Mondelez International, Inc. Class A 102,772 5,532
Monster Beverage Corp.(Æ) 56,606 4,340
PepsiCo, Inc. 108,748 15,608
Philip Morris International, Inc. 123,299 19,777
Procter & Gamble Co. (The) 185,529 26,588
Sysco Corp. 37,933 2,795
Tyson Foods, Inc. Class A 23,016 1,349
141,726
Energy - 2.8%
Baker Hughes Co. 78,319 3,567
Chevron Corp. 150,282 22,904
Coterra Energy, Inc. 62,099 1,634
Devon Energy Corp. 49,808 1,824
Diamondback Energy, Inc. 14,943 2,246
Eaton Corp. PLC 30,613 9,751
EOG Resources, Inc. 43,374 4,555
Equities Corp. 49,576 2,657
Exxon Mobil Corp. 334,858 40,297
First Solar, Inc.(Æ) 8,513 2,224
Halliburton Co. 66,826 1,889

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 89
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Kinder Morgan, Inc. 155,340 4,270
Marathon Petroleum Corp. 23,868 3,882
Occidental Petroleum Corp. 57,085 2,347
ONEOK, Inc. 50,028 3,677
Phillips 66 32,104 4,143
Schlumberger NV 118,522 4,549
Targa Resources Corp. 17,095 3,154
Texas Pacific Land Corp. 4,716 1,355
Valero Energy Corp. 24,218 3,942
Williams Cos., Inc. (The) 96,739 5,815
130,682
Financial Services - 14.2%
Aflac, Inc. 37,464 4,131
Alexandria Real Estate Equities, Inc.(ö) 12,538 614
Allstate Corp. (The) 20,933 4,357
American Express Co. 42,663 15,783
American International Group, Inc. 42,843 3,665
American Tower Corp.(ö) 37,095 6,513
Ameriprise Financial, Inc. 7,465 3,660
Aon PLC Class A 17,081 6,028
Apollo Global Management, Inc. 36,555 5,292
Arch Capital Group, Ltd. 28,669 2,750
Ares Management Corp. Class A 16,284 2,632
Arthur J Gallagher & Co. 20,361 5,269
Assurant, Inc. 4,157 1,001
AvalonBay Communities, Inc.(ö) 11,452 2,076
Bank of America Corp. 533,385 29,336
Bank of New York Mellon Corp. (The) 55,370 6,428
Berkshire Hathaway, Inc. Class B(Æ) 145,695 73,234
BlackRock, Inc. 11,324 12,121
Blackstone, Inc. Class A 58,379 8,999
Brown & Brown, Inc. 23,735 1,892
BXP, Inc.(ö) 11,701 790
Camden Property Trust(ö) 8,699 958
Capital One Financial Corp. 50,286 12,187
Cboe Global Markets, Inc. 8,415 2,112
CBRE Group, Inc. Class A(Æ) 23,217 3,733
Charles Schwab Corp. (The) 132,624 13,250
Chubb, Ltd. 29,061 9,071
Cincinnati Financial Corp. 12,594 2,057
Citigroup, Inc. 142,034 16,574
Citizens Financial Group, Inc. 34,727 2,028
CME Group, Inc. Class A 28,539 7,793
Coinbase Global, Inc. Class A(Æ) 17,954 4,060
Crown Castle, Inc.(ö) 34,594 3,074
Digital Realty Trust, Inc.(ö) 25,468 3,940
Equinix , Inc.(ö) 7,747 5,935
Equity Residential(ö) 27,995 1,765
Erie Indemnity Co. Class A 2,039 584
Essex Property Trust, Inc.(ö) 5,117 1,339
Everest Group, Ltd. 3,414 1,159
Extra Space Storage, Inc.(ö) 17,103 2,227
Federal Realty Investment Trust(ö) 6,237 629
Fifth Third Bancorp 53,315 2,496
Franklin Resources, Inc. 24,672 589
Globe Life, Inc. 6,593 922
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Goldman Sachs Group, Inc. (The) 23,822 20,940
Hartford Insurance Group, Inc. (The) 22,337 3,078
Healthpeak Properties, Inc.(ö) 55,970 900
Host Hotels & Resorts, Inc.(ö) 50,767 900
Huntington Bancshares, Inc. 123,365 2,140
Interactive Brokers Group, Inc. Class A 35,850 2,305
Intercontinental Exchange, Inc. 45,343 7,344
Invesco, Ltd. 36,298 954
Invitation Homes, Inc.(ö) 45,431 1,263
Iron Mountain, Inc.(ö) 23,788 1,973
JPMorgan Chase & Co. 216,145 69,646
KeyCorp 75,110 1,550
Kimco Realty Corp.(ö) 54,569 1,106
KKR & Co., Inc. Class A 54,342 6,927
Loews Corp. 13,700 1,443
M&T Bank Corp. 12,415 2,501
Marsh & McLennan Cos., Inc. 38,943 7,225
Mastercard , Inc. Class A 65,105 37,167
MetLife, Inc. 44,375 3,503
Mid-America Apartment Communities, Inc.
(ö) 9,429 1,310
Morgan Stanley 96,076 17,056
Nasdaq, Inc. 36,003 3,497
Northern Trust Corp. 15,010 2,050
PNC Financial Services Group, Inc. (The) 31,163 6,505
Principal Financial Group, Inc. 16,317 1,439
Progressive Corp. (The) 46,103 10,499
Prologis, Inc.(ö) 73,514 9,385
Prudential Financial, Inc. 27,963 3,156
Public Storage(ö) 12,545 3,255
Raymond James Financial, Inc. 14,089 2,263
Realty Income Corp.(ö) 72,633 4,094
Regency Centers Corp.(ö) 13,292 918
Regions Financial Corp. 70,886 1,921
Robinhood Markets, Inc. Class A(Æ) 61,237 6,926
SBA Communications Corp.(ö) 8,432 1,631
Simon Property Group, Inc.(ö) 26,092 4,830
State Street Corp. 22,178 2,861
Synchrony Financial 28,598 2,386
T Rowe Price Group, Inc. 17,453 1,787
Travelers Cos., Inc. (The) 17,712 5,138
Truist Financial Corp. 102,423 5,040
UDR, Inc.(ö) 24,542 900
US Bancorp 123,256 6,577
Ventas, Inc.(ö) 36,108 2,794
VICI Properties, Inc.(ö) 85,929 2,416
Visa, Inc. Class A 134,008 46,998
W.R. Berkley Corp. 24,343 1,707
Wells Fargo & Co. 249,244 23,230
Welltower , Inc.(ö) 54,494 10,115
Weyerhaeuser Co.(ö) 58,724 1,391
Willis Towers Watson PLC 7,599 2,497
664,490
Health Care - 9.4%
Abbott Laboratories 138,228 17,319
AbbVie, Inc. 139,931 31,973

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
90 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Agilent Technologies, Inc. 22,574 3,072
Align Technology, Inc.(Æ) 5,423 847
Amgen, Inc. 42,758 13,995
Baxter International, Inc. 41,340 790
Becton Dickinson & Co. 22,770 4,419
Biogen, Inc.(Æ) 11,646 2,050
Bio- Techne Corp. 12,750 750
Boston Scientific Corp.(Æ) 116,522 11,110
Bristol-Myers Squibb Co. 161,244 8,697
Cardinal Health, Inc. 18,970 3,898
Cencora , Inc. Class A 15,245 5,149
Centene Corp.(Æ) 37,574 1,546
Charles River Laboratories International,
Inc.(Æ) 3,910 780
Cigna Group (The) 21,206 5,837
Cooper Cos, Inc. (The)(Æ) 16,056 1,316
CVS Health Corp. 100,744 7,995
Danaher Corp. 49,915 11,427
DaVita, Inc.(Æ) 2,984 339
DexCom , Inc.(Æ) 31,149 2,067
Edwards Lifesciences Corp.(Æ) 46,505 3,965
Elevance Health, Inc. 17,646 6,186
Eli Lilly & Co. 63,072 67,782
GE HealthCare Technologies, Inc. 36,165 2,966
Gilead Sciences, Inc. 97,528 11,971
HCA Healthcare, Inc. 12,684 5,922
Henry Schein, Inc.(Æ) 7,946 601
Hologic , Inc.(Æ) 18,103 1,348
Humana, Inc. 9,685 2,481
IDEXX Laboratories, Inc.(Æ) 6,334 4,285
Incyte Corp.(Æ) 13,202 1,304
Insulet Corp.(Æ) 5,713 1,624
Intuitive Surgical, Inc.(Æ) 28,131 15,932
IQVIA Holdings, Inc.(Æ) 13,692 3,086
Johnson & Johnson 190,763 39,478
Labcorp Holdings, Inc. 6,602 1,656
McKesson Corp. 9,853 8,082
Medtronic PLC 100,766 9,680
Merck & Co., Inc. 197,073 20,744
Moderna , Inc.(Æ) 27,509 811
Molina Healthcare, Inc.(Æ) 4,306 747
Pfizer, Inc. 447,053 11,132
Quest Diagnostics, Inc. 8,883 1,541
Regeneron Pharmaceuticals, Inc. 7,997 6,173
ResMed , Inc. 11,590 2,792
Revvity , Inc. 9,448 914
Solventum Corp.(Æ) 11,941 946
STERIS PLC 7,825 1,984
Stryker Corp. 27,261 9,581
Thermo Fisher Scientific, Inc. 29,832 17,286
UnitedHealth Group, Inc. 71,729 23,678
Universal Health Services, Inc. Class B 4,386 956
Vertex Pharmaceuticals, Inc.(Æ) 20,134 9,128
Viatris , Inc. 93,857 1,168
Waters Corp.(Æ) 4,793 1,821
West Pharmaceutical Services, Inc. 5,853 1,610
Zimmer Biomet Holdings, Inc. 16,124 1,450
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Zoetis, Inc. Class A 35,207 4,430
442,617
Materials and Processing - 2.9%
Air Products and Chemicals, Inc. 17,680 4,367
Albemarle Corp. 9,579 1,355
Amcor PLC 187,721 1,566
Ball Corp. 21,620 1,145
Builders FirstSource , Inc.(Æ) 9,101 937
Carrier Global Corp. 63,550 3,358
CF Industries Holdings, Inc. 12,385 958
Copart , Inc.(Æ) 71,656 2,805
CRH PLC 53,223 6,642
Dow, Inc. 57,694 1,349
DuPont de Nemours, Inc. 33,263 1,337
Ecolab, Inc. 20,285 5,325
Fastenal Co. 91,158 3,658
Freeport-McMoRan, Inc. 114,059 5,793
General Electric Co. 83,769 25,803
International Flavors & Fragrances, Inc. 20,360 1,372
International Paper Co. 41,947 1,652
Johnson Controls International PLC 48,533 5,812
Lennox International, Inc. 2,603 1,264
Linde PLC 37,075 15,809
LyondellBasell Industries NV Class A 20,944 907
Martin Marietta Materials, Inc. 4,858 3,025
Masco Corp. 17,041 1,082
Mosaic Co. (The) 25,832 622
Newmont Corp. 87,029 8,690
Nucor Corp. 18,172 2,964
Packaging Corp. of America 7,274 1,500
Pool Corp. 2,741 627
PPG Industries, Inc. 18,176 1,862
Qnity Electronics, Inc. 16,632 1,358
Sherwin-Williams Co. (The) 18,366 5,951
Smurfit WestRock PLC 42,004 1,624
Steel Dynamics, Inc. 10,897 1,847
Trane Technologies PLC 17,626 6,860
Vulcan Materials Co. 10,642 3,035
134,261
Producer Durables - 7.1%
3M Co. 42,191 6,755
AMETEK, Inc. 18,345 3,766
Amphenol Corp. Class A 96,955 13,102
AO Smith Corp. 9,199 615
Aptiv PLC(Æ) 17,539 1,334
Automatic Data Processing, Inc. 32,161 8,273
Avery Dennison Corp. 6,347 1,154
Block, Inc. Class A(Æ) 43,659 2,842
Boeing Co. (The)(Æ) 61,862 13,431
Caterpillar, Inc. 37,108 21,258
CH Robinson Worldwide, Inc. 9,602 1,544
Cintas Corp. 27,199 5,115
Comfort Systems USA, Inc. 2,794 2,608
Corpay , Inc.(Æ) 5,613 1,689
CoStar Group, Inc.(Æ) 34,106 2,293

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 91
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
CSX Corp. 148,099 5,369
Cummins, Inc. 10,945 5,587
Deere & Co. 19,951 9,289
Delta Air Lines, Inc. 51,527 3,576
Dover Corp. 11,041 2,156
EMCOR Group, Inc. 3,606 2,206
Emerson Electric Co. 44,592 5,918
Equifax, Inc. 9,715 2,108
Expeditors International of Washington, Inc. 10,782 1,607
FedEx Corp. 17,259 4,985
Fortive Corp. 25,224 1,393
Gartner, Inc.(Æ) 5,723 1,444
GE Vernova , Inc. 21,540 14,078
Generac Holdings, Inc.(Æ) 4,776 651
General Dynamics Corp. 20,056 6,752
Global Payments, Inc. 19,273 1,492
Honeywell International, Inc. 50,267 9,807
Howmet Aerospace, Inc. 31,922 6,545
Huntington Ingalls Industries, Inc. 3,198 1,087
IDEX Corp. 5,944 1,058
Illinois Tool Works, Inc. 21,073 5,190
Ingersoll Rand, Inc. 28,549 2,262
Jacobs Solutions, Inc. 9,496 1,258
JB Hunt Transport Services, Inc. 5,964 1,159
Keysight Technologies, Inc.(Æ) 13,862 2,817
L3Harris Technologies, Inc. 14,863 4,363
Lamb Weston Holdings, Inc. 11,477 481
Lockheed Martin Corp. 16,169 7,820
Mettler -Toledo International, Inc.(Æ) 1,622 2,261
Moody's Corp. 12,222 6,244
Nordson Corp. 4,417 1,062
Norfolk Southern Corp. 17,823 5,146
Northrop Grumman Corp. 10,662 6,080
Old Dominion Freight Line, Inc. 14,685 2,303
Otis Worldwide Corp. 30,944 2,703
PACCAR, Inc. 41,595 4,555
Parker-Hannifin Corp. 10,020 8,807
Paychex, Inc. 26,104 2,928
PayPal Holdings, Inc. 74,291 4,337
Pentair PLC 13,343 1,389
Quanta Services, Inc. 11,838 4,996
Republic Services, Inc. Class A 16,122 3,417
Rockwell Automation, Inc. 8,932 3,475
Rollins, Inc. 23,809 1,429
S&P Global, Inc. 24,572 12,841
Snap-on, Inc. 4,246 1,463
Southwest Airlines Co. 41,068 1,697
Stanley Black & Decker, Inc. 12,599 936
Teledyne Technologies, Inc.(Æ) 3,775 1,928
Textron, Inc. 13,993 1,220
Trade Desk, Inc. (The) Class A(Æ) 35,395 1,344
TransDigm Group, Inc. 4,464 5,936
Trimble, Inc.(Æ) 18,902 1,481
Union Pacific Corp. 46,631 10,787
United Airlines, Inc.(Æ) 25,712 2,875
United Parcel Service, Inc. Class B 58,489 5,801
United Rentals, Inc. 5,053 4,089
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Veralto Corp. 19,979 1,993
Verisk Analytics, Inc. Class A 11,246 2,516
W.W. Grainger, Inc. 3,496 3,528
Waste Management, Inc. 29,361 6,451
Westinghouse Air Brake Technologies Corp. 13,769 2,939
Xylem, Inc. 19,605 2,670
Zebra Technologies Corp. Class A(Æ) 4,092 994
332,858
Technology - 43.0%
Accenture PLC Class A 49,280 13,222
Adobe, Inc.(Æ) 33,225 11,628
Advanced Micro Devices, Inc.(Æ) 128,512 27,522
Airbnb, Inc. Class A(Æ) 34,087 4,626
Akamai Technologies, Inc.(Æ) 11,650 1,016
Allegion PLC 6,915 1,101
Alphabet, Inc. Class A 462,074 144,629
Alphabet, Inc. Class C 369,236 115,866
Analog Devices, Inc. 39,007 10,579
Apple, Inc. 1,173,201 318,946
Applied Materials, Inc. 63,256 16,256
AppLovin Corp. Class A(Æ) 21,506 14,491
Arista Networks, Inc.(Æ) 81,038 10,618
Autodesk, Inc.(Æ) 16,995 5,031
Booking Holdings, Inc. 2,547 13,640
Broadcom, Inc. 374,855 129,737
Broadridge Financial Solutions, Inc. 9,430 2,105
Cadence Design Systems, Inc.(Æ) 21,586 6,747
CDW Corp. 10,550 1,437
Cisco Systems, Inc. 312,874 24,101
Cognizant Technology Solutions Corp.
Class A 38,788 3,219
Corning, Inc. 61,915 5,421
Corteva , Inc. 53,948 3,616
Crowdstrike Holdings, Inc. Class A(Æ) 19,590 9,183
Datadog , Inc. Class A(Æ) 25,671 3,491
Dayforce , Inc.(Æ) 12,862 890
Dell Technologies, Inc. Class C 24,087 3,032
DoorDash , Inc. Class A(Æ) 29,307 6,637
Electronic Arts, Inc. 17,837 3,645
EPAM Systems, Inc.(Æ) 4,534 929
F5, Inc.(Æ) 4,626 1,181
Fair Isaac Corp.(Æ) 1,907 3,224
Fidelity National Information Services, Inc. 41,498 2,758
Fiserv, Inc.(Æ) 42,700 2,868
Fortinet, Inc.(Æ) 50,181 3,985
Gen Digital, Inc. 44,514 1,210
GoDaddy , Inc. Class A(Æ) 10,732 1,332
Hewlett Packard Enterprise Co. 105,696 2,539
HP, Inc. 75,619 1,685
IBM Corp. 73,791 21,858
Intel Corp.(Æ) 355,966 13,135
Intuit, Inc. 22,148 14,671
Jabil, Inc. 8,640 1,970
Jack Henry & Associates, Inc. 5,921 1,081
KLA Corp. 10,378 12,610
Lam Research Corp. 99,744 17,074

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
92 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Leidos Holdings, Inc. 10,334 1,864
Match Group, Inc. 19,815 640
Meta Platforms, Inc. Class A 172,885 114,120
Microchip Technology, Inc. 43,458 2,769
Micron Technology, Inc. 88,587 25,284
Microsoft Corp. 590,095 285,382
Monolithic Power Systems, Inc. 3,802 3,446
Motorola Solutions, Inc. 13,236 5,074
MSCI, Inc. Class A 5,967 3,423
NetApp, Inc. 16,115 1,726
NVIDIA Corp. 1,929,422 359,837
NXP Semiconductors NV 19,964 4,333
ON Semiconductor Corp.(Æ) 31,938 1,729
Oracle Corp. 133,544 26,029
Palantir Technologies, Inc. Class A(Æ) 181,361 32,237
Palo Alto Networks, Inc.(Æ) 54,305 10,003
Paycom Software, Inc. 3,880 618
PTC, Inc.(Æ) 9,510 1,657
QUALCOMM, Inc. 85,016 14,542
Roper Technologies, Inc. 8,545 3,804
Salesforce, Inc. 75,734 20,063
Sandisk Corp.(Æ) 11,107 2,637
Seagate Technology Holdings PLC 16,876 4,648
ServiceNow , Inc.(Æ) 82,615 12,656
Skyworks Solutions, Inc. 12,077 766
Super Micro Computer, Inc.(Æ) 40,781 1,194
Synopsys, Inc.(Æ) 14,652 6,882
Take-Two Interactive Software, Inc.(Æ) 13,730 3,515
TE Connectivity PLC 23,473 5,340
Teradyne, Inc. 12,627 2,444
Texas Instruments, Inc. 72,186 12,524
Tyler Technologies, Inc.(Æ) 3,437 1,560
Uber Technologies, Inc.(Æ) 164,970 13,480
VeriSign, Inc. 6,767 1,644
Western Digital Corp. 27,142 4,676
Workday, Inc. Class A(Æ) 17,103 3,673
2,012,761
Utilities - 3.2%
AES Corp. (The) 57,954 831
Alliant Energy Corp. 20,918 1,360
Ameren Corp. 21,781 2,175
American Electric Power Co., Inc. 42,476 4,898
American Water Works Co., Inc. 15,714 2,051
APA Corp. 28,817 705
AT&T, Inc. 562,903 13,982
Atmos Energy Corp. 12,753 2,138
CenterPoint Energy, Inc. 52,596 2,016
CMS Energy Corp. 24,318 1,701
ConocoPhillips 98,115 9,184
Consolidated Edison, Inc. 29,047 2,885
Constellation Energy Corp. 24,714 8,731
Dominion Energy, Inc. 67,602 3,961
DTE Energy Co. 16,720 2,157
Duke Energy Corp. 61,597 7,220
Edison International 30,993 1,860
Entergy Corp. 35,463 3,278
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Evergy , Inc. 18,728 1,358
Eversource Energy 29,482 1,985
Exelon Corp. 80,225 3,497
Expand Energy Corp. 18,338 2,024
FirstEnergy Corp. 41,283 1,848
NextEra Energy, Inc. 163,579 13,132
NiSource, Inc. 38,323 1,600
NRG Energy, Inc. 15,371 2,448
PG&E Corp. 177,015 2,845
Pinnacle West Capital Corp. 9,619 853
PPL Corp. 59,561 2,086
Public Service Enterprise Group, Inc. 39,648 3,184
Sempra 51,833 4,576
Southern Co. (The) 87,388 7,620
T-Mobile US, Inc. 38,171 7,750
Verizon Communications, Inc. 334,945 13,642
Vistra Corp. 25,301 4,082
WEC Energy Group, Inc. 25,947 2,736
Xcel Energy, Inc. 46,983 3,470
151,869
Total Common Stocks
(cost $3,845,667) 4,641,823
Short-Term Investments - 0.9%
State Street Institutional U.S. Government
Money Market Fund 42,759,999 42,760
Total Short-Term Investments
(cost $42,760) 42,760
Total Investments - 100.0%
(cost $3,888,427) 4,684,583
Other Assets net of Liabilities
- (0.0)%
(230)
Net Assets - 100.0%
4,684,353

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 93
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 120 USD 41,355 03/20/2026 43
Total Futures Contracts (å) 43
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 630,559 $ — $ — $ 630,559
Consumer Staples 141,726 — — 141,726
Energy 130,682 — — 130,682
Financial Services 664,490 — — 664,490
Health Care 442,617 — — 442,617
Materials and Processing 134,261 — — 134,261
Producer Durables 332,858 — — 332,858
Technology 2,012,761 — — 2,012,761
Utilities 151,869 — — 151,869
Short-Term Investments 42,760 — — 42,760
Total Investments
4,684,583 — — 4,684,583
Derivatives
Assets
Futures Contracts 43 — — 43
Total Derivatives
*
$ 43 $ — $ — $ 43
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Netherlands ........................................................................................
4,333 0 .1
Switzerland ........................................................................................
5,340 0 .1
United States ......................................................................................
4,674,910 99 .8
Total Investments ............................................................................... 4,684,583 100 .0

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
94 Venerable Large Cap Index Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 3,888,427
Investments, at fair value .............................................................................................................................................................
4,684,583
Cash .............................................................................................................................................................................................. 21
Receivables:
Dividends and interest ...................................................................................................................................................... 2,558
Fund shares sold ............................................................................................................................................................... 6
From broker(a) ................................................................................................................................................................. 2,688
Prepaid expenses .......................................................................................................................................................................... 19
Total assets ...............................................................................................................................................................
4,689,875
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 3,329
Accrued fees to affiliates .................................................................................................................................................. 1,632
Other accrued expenses .................................................................................................................................................... 250
Variation margin on futures contracts .............................................................................................................................. 311
Total liabilities ...........................................................................................................................................................
5,522
Net Assets ...............................................................................................................................................................
$ 4,684,353
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 861,673
Paid-in capital ..............................................................................................................................................................................
3,822,680
Net Assets ...............................................................................................................................................................
$ 4,684,353
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 2,688
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 10.59
Class I — Net assets ............................................................................................................................................................ $ 1,411,849,473
Class I — Shares outstanding ............................................................................................................................................. 133,322,242
Net asset value per share: Class V (#) .......................................................................................................................................... $ 12.66
Class V — Net assets ........................................................................................................................................................... $ 3,272,503,911
Class V — Shares outstanding ............................................................................................................................................ 258,590,506
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 95
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 47,230
Interest .............................................................................................................................................................................. 110
Total investment income ..............................................................................................................................................................
47,340
Expenses
Advisory fees ................................................................................................................................................................... 5,557
Administrative fees .......................................................................................................................................................... 3,705
Distribution fees - Class V ............................................................................................................................................... 9,755
Professional fees .............................................................................................................................................................. 359
Trustees’ fees .................................................................................................................................................................... 85
Printing fees ..................................................................................................................................................................... 49
Miscellaneous .................................................................................................................................................................. 260
Expenses before reductions .............................................................................................................................................. 19,770
Expense reductions .......................................................................................................................................................... (1,935)
Net expenses ................................................................................................................................................................................
17,835
Net investment income (loss) .......................................................................................................................................................
29,505
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 32,207
Futures contracts .............................................................................................................................................................. 3,151
Net realized gain (loss) ................................................................................................................................................................
35,358
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 534,133
Futures contracts .............................................................................................................................................................. 1,197
Net change in unrealized appreciation (depreciation) ................................................................................................................. 535,330
Net realized and unrealized gain (loss) ........................................................................................................................................ 570,688
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 600,193

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
96 Venerable Large Cap Index Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
Period Ended
December 31, 2024
(2)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 29 , 505 $ 9,393
Net realized gain (loss) ................................................................................................................ 35, 358 24,711
Net change in unrealized appreciation (depreciation) ................................................................. 535 , 330 260,869
Net increase (decrease) in net assets from operations ....................................................................... 600,193 294,973
Distributions
To shareholders
Class V ..................................................................................................................................... (33,493) —
Net decrease in net assets from distributions ..................................................................................... (33,493) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 756,342 3,066,338
Total Net Increase (Decrease) in Net Assets ...................................................................
1,323,042 3,361,311
Net Assets
Beginning of period ........................................................................................................................... 3,361,311 —
End of period ......................................................................................................................................
$ 4,684,353 $ 3,361,311
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class I(1)
Proceeds from shares sold 144,170 $ 1,441,723 — $ —
Payments for shares redeemed (10,848) (113,220) — —
Net increase (decrease)
133,322 1,328,503 — —
Class V(2)
Proceeds from shares sold
(3)
575 6,044 333,094 3,332,843
Proceeds from reinvestment of distributions 2,982 33,493 — —
Payments for shares redeemed (53,312) (611,698) (24,748) (266,505)
Net increase (decrease)
(49,755) (572,161) 308,346 3,066,338
Total increase (decrease)
83,567 $ 756,342 308,346 $ 3,066,338
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.
(2) For the period September 4, 2024 (commencement of operations) to December 31, 2024.
(3) During the period ended December 31, 2024, Venerable Large Cap Index Fund received securities in the amount of $3,256,163 to satisfy a subscription-in-kind.

See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 97
Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
12/31/25 (£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)
.03
$ Net Realized and Unrealized Gain (Loss) .56
$ Total from Investment Operations .59
$ Net Asset Value, End of Period 10.59
% Total Return
(ǿ)(±)
5.90
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 1,411,849
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
.28
% Expenses, Net
(ɯ)
.28
% Net Investment Income
(ɯ)
.86
% Portfolio Turnover Rate
(ǿ)
20
Class V
12/31/25 12/31/24
(ſ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.90 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.09 .03
$ Net Realized and Unrealized Gain (Loss) 1. 78 .87
$ Total from Investment Operations 1. 87 .90
Less distributions:
– –
$ Distributions from Net Investment Income (.03) —
$ Distributions from Net Realized Gain (.08) —
$ Total Distributions (.11) —
$ Net Asset Value, End of Period 12 . 66 10.90
% Total Return
(ǿ)(±)
17.30 9.00
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 3,272,504 3,361,311
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.57 .58
% Expenses, Net
(ɯ)(Ƃ)
.51 .51
% Net Investment Income
(ɯ)(Ƃ)
.79 . 8 7
% Portfolio Turnover Rate
(ǿ)
20 18

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
98 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 98.8%
Consumer Discretionary - 15.3%
Amer Sports, Inc.(Æ) 12,576 470
API Group Corp.(Æ) 31,149 1,192
AutoNation, Inc.(Æ) 2,316 478
Avis Budget Group, Inc.(Æ) 1,467 188
Axon Enterprise, Inc.(Æ) 6,283 3,568
Bath & Body Works, Inc. 18,500 371
Best Buy Co., Inc. 16,343 1,094
Birkenstock Holding PLC(Æ) 4,627 189
BJ's Wholesale Club Holdings, Inc.(Æ) 11,048 995
BorgWarner, Inc. 18,184 819
Boyd Gaming Corp. 4,808 410
Bright Horizons Family Solutions, Inc.(Æ) 4,791 486
Brunswick Corp. 5,691 423
Burlington Stores, Inc.(Æ) 5,295 1,529
Caesars Entertainment, Inc.(Æ) 17,390 407
CarMax, Inc.(Æ) 12,504 483
Carnival Corp. 91,375 2,791
Carvana Co.(Æ) 11,415 4,817
Cava Group, Inc.(Æ) 8,410 494
Charter Communications, Inc. Class A(Æ) 7,057 1,473
Chewy, Inc. Class A(Æ) 18,174 601
Choice Hotels International, Inc. 2,350 224
Churchill Downs, Inc. 5,411 616
Columbia Sportswear Co. 2,260 125
Coupang , Inc.(Æ) 110,478 2,606
Crocs, Inc.(Æ) 4,578 392
Curtiss-Wright Corp. 3,179 1,753
Darden Restaurants, Inc. 9,880 1,818
Deckers Outdoor Corp.(Æ) 12,437 1,289
Dick's Sporting Goods, Inc. 5,355 1,060
Dillard's, Inc. Class A 256 155
Dollar General Corp. 18,602 2,470
Dollar Tree, Inc.(Æ) 16,262 2,000
Domino's Pizza, Inc. 2,682 1,118
DR Horton, Inc. 22,216 3,200
DraftKings , Inc. Class A(Æ) 40,091 1,382
Duolingo , Inc.(Æ) 3,162 555
Dutch Bros, Inc. Class A(Æ) 10,049 615
eBay, Inc. 38,148 3,323
Expedia Group, Inc. 9,889 2,802
FactSet Research Systems, Inc. 3,169 920
Ferguson Enterprises, Inc. 16,269 3,622
Five Below, Inc.(Æ) 4,493 846
Floor & Decor Holdings, Inc. Class A(Æ) 8,970 546
Flutter Entertainment PLC(Æ) 13,334 2,867
Ford Motor Co. 327,774 4,300
Fox Corp. Class A 17,689 1,293
Fox Corp. Class B 12,440 808
Freshpet , Inc.(Æ) 4,135 252
GameStop Corp. Class A(Æ) 34,200 687
Gap, Inc. (The) 19,387 496
Garmin, Ltd. 13,781 2,795
Genuine Parts Co. 11,574 1,423
Grand Canyon Education, Inc.(Æ) 2,418 402
Harley-Davidson, Inc. 9,689 199
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Hasbro, Inc. 11,260 923
Hilton Worldwide Holdings, Inc. 19,251 5,530
Hubbell, Inc. Class B 4,524 2,009
Hyatt Hotels Corp. Class A 3,390 544
IAC, Inc.(Æ) 5,837 228
Karman Holdings Inc.(Æ) 4,292 314
Las Vegas Sands Corp. 26,304 1,712
Lear Corp. 4,497 515
Lennar Corp. Class A 17,324 1,781
Lennar Corp. Class B 829 79
Leonardo DRS, Inc. 6,571 224
Liberty Broadband Corp. Class A(Æ) 1,438 69
Liberty Broadband Corp. Class C(Æ) 9,431 458
Liberty Global, Ltd. Class A(Æ) 14,540 162
Liberty Global, Ltd. Class C(Æ) 12,177 134
Liberty Live Holdings, Inc. Class A(Æ) 1,711 139
Liberty Live Holdings, Inc. Class C(Æ) 3,976 331
Liberty Media Corp. Class A(Æ) 1,972 176
Liberty Media Corp. Class C(Æ) 17,698 1,743
Lithia Motors, Inc. Class A 2,013 669
Live Nation Entertainment, Inc.(Æ) 13,209 1,882
Lucid Group, Inc.(Æ) 10,795 114
Lululemon Athletica , Inc.(Æ) 8,779 1,824
Macy's, Inc. 22,993 507
Madison Square Garden Sports Corp. Class
A(Æ) 1,399 362
Mattel, Inc.(Æ) 27,060 537
MGM Resorts International(Æ) 17,271 630
New York Times Co. (The) Class A 13,391 930
Newell Brands, Inc. 36,223 135
News Corp. Class A 31,585 825
News Corp. Class B 10,949 324
Nexstar Media Group, Inc. Class A 2,366 480
Norwegian Cruise Line Holdings, Ltd.(Æ) 36,896 824
nVent Electric PLC 13,590 1,386
NVR, Inc.(Æ) 231 1,685
Ollie's Bargain Outlet Holdings, Inc.(Æ) 5,153 565
Omnicom Group, Inc. 26,717 2,157
On Holding AG Class A(Æ) 18,381 854
Penn Entertainment, Inc.(Æ) 12,961 191
Penske Automotive Group, Inc. 1,607 254
Planet Fitness, Inc. Class A(Æ) 7,002 760
PulteGroup, Inc. 16,406 1,924
PVH Corp. 4,020 269
QXO, Inc.(Æ) 51,484 993
Ralph Lauren Corp. Class A 3,198 1,131
RB Global, Inc. 15,674 1,612
Restaurant Brands International, Inc. 27,361 1,867
RH(Æ) 1,327 238
Rivian Automotive, Inc. Class A(Æ) 65,456 1,290
Rocket Lab Corp.(Æ) 34,968 2,439
Ross Stores, Inc. 27,029 4,869
Royal Caribbean Cruises, Ltd. 21,340 5,952
Sensata Technologies Holding PLC 12,224 407
Service Corp. International 11,863 925
SharkNinja , Inc.(Æ) 6,980 781
Sirius Xm Holdings, Inc. 16,494 330

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 99
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Somnigroup International, Inc. 16,870 1,506
Tapestry, Inc. 17,497 2,236
Texas Roadhouse, Inc. Class A 5,590 928
Thor Industries, Inc. 4,291 441
TKO Group Holdings, Inc. 5,820 1,216
Toll Brothers, Inc. 8,151 1,102
Tractor Supply Co. 44,927 2,247
Travel + Leisure Co. 5,176 365
Ulta Beauty, Inc.(Æ) 3,814 2,308
Under Armour , Inc. Class A(Æ) 16,409 82
Under Armour , Inc. Class C(Æ) 16,312 78
Vail Resorts, Inc. 3,022 401
Valvoline, Inc.(Æ) 11,042 321
VF Corp. 29,592 535
Viking Holdings, Ltd.(Æ) 14,688 1,049
Warner Bros. Discovery, Inc.(Æ) 195,462 5,633
Wayfair, Inc. Class A(Æ) 8,006 804
Wendy's Co. (The) 14,213 118
Whirlpool Corp. 4,661 336
Williams-Sonoma, Inc. 10,014 1,788
Wingstop , Inc. 2,315 552
Wyndham Hotels & Resorts, Inc. 6,244 472
Wynn Resorts, Ltd. 6,435 774
YETI Holdings, Inc.(Æ) 7,169 317
Yum! Brands, Inc. 23,570 3,566
Zillow Group, Inc.(Æ) 13,745 938
Zillow Group, Inc. Class A(Æ) 4,335 296
162,639
Consumer Staples - 3.9%
Albertsons Cos., Inc. Class A 33,939 583
Aramark Services, Inc. 21,989 811
Archer-Daniels-Midland Co. 40,413 2,323
BellRing Brands, Inc.(Æ) 10,589 283
Boston Beer Co., Inc. (The) Class A(Æ) 709 138
Brown-Forman Corp. Class A 3,789 100
Brown-Forman Corp. Class B 12,834 335
Bunge Global SA 11,354 1,011
Campbell's Co. (The) 16,337 455
Casey's General Stores, Inc. 3,125 1,727
Celsius Holdings, Inc.(Æ) 13,841 633
Church & Dwight Co., Inc. 20,293 1,702
Clorox Co. (The) 10,421 1,051
Coca-Cola Consolidated, Inc. 4,777 732
Conagra Brands, Inc. 39,713 687
Constellation Brands, Inc. Class A 12,216 1,685
Coty, Inc. Class A(Æ) 29,999 92
elf Beauty, Inc.(Æ) 4,758 362
Estee Lauder Cos., Inc. (The) Class A 20,720 2,170
Flowers Foods, Inc. 16,223 177
General Mills, Inc. 45,695 2,125
Hershey Co. (The) 12,271 2,233
Hormel Foods Corp. 24,387 578
Ingredion, Inc. 5,382 593
JM Smucker Co. (The) 8,763 857
Kenvue , Inc. 160,632 2,771
Kraft Heinz Co. (The) 72,194 1,751
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Kroger Co. (The) 51,269 3,203
McCormick & Co., Inc. 21,128 1,439
Molson Coors Beverage Co. Class B 13,997 653
Performance Food Group Co.(Æ) 12,858 1,156
Pilgrim's Pride Corp. 3,594 140
Post Holdings, Inc.(Æ) 4,193 415
Primo Brands Corp. Class A 22,310 365
Reynolds Consumer Products, Inc. 4,737 109
Seaboard Corp. 22 98
Smithfield Foods, Inc. 3,925 88
Sprouts Farmers Market, Inc.(Æ) 8,167 651
Sysco Corp. 40,475 2,983
Tyson Foods, Inc. Class A 23,657 1,387
US Foods Holding Corp.(Æ) 19,161 1,443
42,095
Energy - 4.8%
Antero Resources Corp.(Æ) 24,175 833
Baker Hughes Co. 83,275 3,792
Coterra Energy, Inc. 63,787 1,679
Devon Energy Corp. 52,573 1,926
Diamondback Energy, Inc. 15,847 2,382
Enphase Energy, Inc.(Æ) 11,060 354
Equities Corp. 52,513 2,815
First Solar, Inc.(Æ) 8,568 2,238
Halliburton Co. 70,861 2,003
HF Sinclair Corp. 13,329 614
Kinder Morgan, Inc. 163,168 4,486
Marathon Petroleum Corp. 25,791 4,194
Matador Resources Co. 9,842 418
NOV, Inc. 31,483 492
Occidental Petroleum Corp. 59,627 2,452
ONEOK, Inc. 52,666 3,871
Phillips 66 34,195 4,413
Range Resources Corp. 19,694 694
Targa Resources Corp. 17,936 3,309
TechnipFMC PLC 33,981 1,514
Texas Pacific Land Corp. 4,815 1,383
Valero Energy Corp. 25,670 4,179
Viper Energy, Inc. Class A 14,218 549
Weatherford International PLC 5,989 469
51,059
Financial Services - 20.2%
Affiliated Managers Group, Inc. 2,350 677
Affirm Holdings, Inc.(Æ) 22,679 1,688
AGNC Investment Corp.(ö) 87,607 939
Agree Realty Corp.(ö) 9,033 651
Air Lease Corp. Class A 8,778 564
Alexandria Real Estate Equities, Inc.(ö) 14,313 700
Allstate Corp. (The) 22,147 4,610
Ally Financial, Inc. 23,494 1,064
American Financial Group, Inc. 5,521 755
American Homes 4 Rent Class A(ö) 29,088 934
Americold Realty Trust, Inc.(ö) 24,773 319
Ameriprise Financial, Inc. 7,851 3,850
Annaly Capital Management, Inc.(ö) 57,713 1,290

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
100 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Arch Capital Group, Ltd. 30,118 2,889
Ares Management Corp. Class A 15,911 2,572
Assurant, Inc. 4,285 1,032
Assured Guaranty, Ltd. 3,860 347
AvalonBay Communities, Inc.(ö) 11,867 2,152
Axis Capital Holdings, Ltd. 6,330 678
Bank of New York Mellon Corp. (The) 58,921 6,840
Bank OZK 8,992 414
Blue Owl Capital, Inc. 50,904 760
BOK Financial Corp. 1,941 230
Brighthouse Financial, Inc.(Æ) 4,966 322
Brixmor Property Group, Inc.(ö) 25,404 666
Brown & Brown, Inc. 24,386 1,944
BXP, Inc.(ö) 13,393 904
Camden Property Trust(ö) 9,152 1,007
Carlyle Group, Inc. (The) 22,020 1,302
Cboe Global Markets, Inc. 8,850 2,221
CBRE Group, Inc. Class A(Æ) 25,060 4,029
Cincinnati Financial Corp. 13,025 2,127
Circle Internet Group, Inc.(Æ) 4,058 322
Citizens Financial Group, Inc. 36,774 2,148
Clarivate PLC(Æ) 30,762 103
CNA Financial Corp. 1,818 87
Coinbase Global, Inc. Class A(Æ) 18,813 4,254
Columbia Banking System, Inc. 24,698 690
Comerica, Inc. 10,758 935
Commerce Bancshares, Inc. 10,903 571
Corebridge Financial, Inc. 22,548 680
Cousins Properties, Inc.(ö) 14,499 374
Credit Acceptance Corp.(Æ) 394 175
Crown Castle, Inc.(ö) 36,687 3,260
CubeSmart (ö) 18,878 681
Cullen/Frost Bankers, Inc. 5,010 634
Digital Realty Trust, Inc.(ö) 29,054 4,495
East West Bancorp, Inc. 11,523 1,295
EastGroup Properties, Inc.(ö) 4,462 795
EPR Properties(ö) 6,483 323
Equitable Holdings, Inc. 25,342 1,208
Equity LifeStyle Properties, Inc. Class A(ö) 16,192 981
Equity Residential(ö) 32,025 2,019
Essex Property Trust, Inc.(ö) 5,318 1,392
Evercore , Inc. Class A 3,117 1,061
Everest Group, Ltd. 3,551 1,205
Extra Space Storage, Inc.(ö) 17,814 2,320
F&G Annuities & Life, Inc. 1,318 41
Federal Realty Investment Trust(ö) 7,098 715
Fidelity National Financial, Inc. 21,983 1,200
Fifth Third Bancorp 56,292 2,635
First American Financial Corp. 8,118 499
First Citizens BancShares , Inc. Class A 764 1,640
First Hawaiian, Inc. 10,880 275
First Horizon Corp. 42,809 1,023
First Industrial Realty Trust, Inc.(ö) 10,785 618
FNB Corp. 29,915 512
Franklin Resources, Inc. 25,903 619
Freedom Holding Corp.(Æ) 1,533 186
Gaming and Leisure Properties, Inc.(ö) 22,877 1,022
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Globe Life, Inc. 6,722 940
Hamilton Lane, Inc. Class A 3,359 451
Hanover Insurance Group, Inc. (The) 3,019 552
Hartford Insurance Group, Inc. (The) 23,753 3,273
Healthcare Realty Trust, Inc.(ö) 27,654 469
Healthpeak Properties, Inc.(ö) 58,610 942
Highwoods Properties, Inc.(ö) 9,212 238
Host Hotels & Resorts, Inc.(ö) 57,966 1,028
Houlihan Lokey , Inc. Class A 4,513 786
Howard Hughes Holdings, Inc.(Æ) 2,688 214
Huntington Bancshares, Inc. 130,850 2,270
Invesco, Ltd. 30,368 798
Invitation Homes, Inc.(ö) 51,056 1,419
Iron Mountain, Inc.(ö) 24,809 2,058
Janus Henderson Group PLC 10,472 498
Jefferies Financial Group, Inc. 12,777 792
Jones Lang LaSalle, Inc.(Æ) 3,989 1,342
Kemper Corp. 5,312 215
KeyCorp 78,907 1,629
Kilroy Realty Corp.(ö) 9,885 369
Kimco Realty Corp.(ö) 56,514 1,146
Kinsale Capital Group, Inc. 1,846 722
Lamar Advertising Co. Class A(ö) 7,388 935
Lazard, Inc. 7,753 376
Lincoln National Corp. 14,351 639
Lineage, Inc.(ö) 6,137 215
Loews Corp. 14,258 1,501
LPL Financial Holdings, Inc. 6,732 2,404
M&T Bank Corp. 12,981 2,615
Markel Group, Inc.(Æ) 1,054 2,266
Medical Properties Trust, Inc.(ö) 43,347 217
MGIC Investment Corp. 18,563 542
Mid-America Apartment Communities, Inc.
(ö) 9,800 1,361
Millrose Properties, Inc. Class A(ö) 13,046 390
Morningstar, Inc. 1,924 418
Nasdaq, Inc. 38,249 3,715
National Storage Affiliates Trust(ö) 6,118 173
NIQ Global Intelligence PLC(Æ) 4,240 70
NNN REIT, Inc.(ö) 15,757 624
Northern Trust Corp. 15,862 2,167
Old Republic International Corp. 19,069 870
Omega Healthcare Investors, Inc.(ö) 24,281 1,077
OneMain Holdings, Inc. 10,036 678
Park Hotels & Resorts, Inc.(ö) 17,063 178
Pinnacle Financial Partners, Inc. 6,429 613
Popular, Inc. 5,629 701
Primerica, Inc. 2,752 711
Principal Financial Group, Inc. 18,383 1,622
Prosperity Bancshares, Inc. 7,707 533
Prudential Financial, Inc. 29,573 3,338
Raymond James Financial, Inc. 15,059 2,418
Rayonier, Inc.(ö) 14,109 305
Realty Income Corp.(ö) 77,345 4,360
Regency Centers Corp.(ö) 15,272 1,054
Regions Financial Corp. 74,695 2,024
Reinsurance Group of America, Inc. Class A 5,577 1,135

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 101
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
RenaissanceRe Holdings, Ltd. 3,895 1,095
Rexford Industrial Realty, Inc.(ö) 19,780 766
Rithm Capital Corp.(ö) 44,586 486
RLI Corp. 6,895 441
Robinhood Markets, Inc. Class A(Æ) 62,338 7,050
Rocket Cos., Inc. Class A 78,565 1,521
Ryan Specialty Holdings, Inc. Class A 8,848 457
SBA Communications Corp.(ö) 9,076 1,756
SEI Investments Co. 8,680 712
Shift4 Payments, Inc. Class A(Æ) 5,503 346
Simon Property Group, Inc.(ö) 27,192 5,033
SLM Corp. 17,623 477
SoFi Technologies, Inc.(Æ) 102,374 2,680
SouthState Bank Corp. 8,369 788
STAG Industrial, Inc.(ö) 15,731 578
Starwood Property Trust, Inc.(ö) 29,724 535
State Street Corp. 23,533 3,036
Stifel Financial Corp. 8,448 1,058
Sun Communities, Inc.(ö) 10,543 1,306
Synchrony Financial 30,396 2,536
Synovus Financial Corp. 11,686 585
T Rowe Price Group, Inc. 18,497 1,894
TFS Financial Corp. 4,553 61
TPG, Inc. 11,251 718
Tradeweb Markets, Inc. Class A 9,843 1,058
UDR, Inc.(ö) 27,934 1,025
Unum Group 14,246 1,104
UWM Holdings Corp. 13,633 60
Ventas, Inc.(ö) 39,553 3,061
VICI Properties, Inc.(ö) 89,315 2,512
Virtu Financial, Inc. Class A 7,010 234
Vornado Realty Trust(ö) 14,863 495
Voya Financial, Inc. 8,104 604
W.R. Berkley Corp. 24,214 1,698
Webster Financial Corp. 13,961 879
Western Alliance Bancorp 9,002 757
Western Union Co. (The) 27,171 253
Weyerhaeuser Co.(ö) 60,478 1,433
White Mountains Insurance Group, Ltd. 211 438
Willis Towers Watson PLC 8,078 2,654
Wintrust Financial Corp. 5,506 770
WP Carey, Inc.(ö) 18,327 1,179
XP, Inc. Class A 33,820 554
Zions Bancorp NA 12,098 708
215,257
Health Care - 9.6%
Acadia Healthcare Co., Inc.(Æ) 7,906 112
Agilent Technologies, Inc. 24,094 3,278
Align Technology, Inc.(Æ) 5,718 893
Alnylam Pharmaceuticals, Inc.(Æ) 10,696 4,253
Apellis Pharmaceuticals, Inc.(Æ) 9,368 235
Avantor , Inc.(Æ) 55,126 632
Baxter International, Inc. 42,745 817
Biogen, Inc.(Æ) 12,353 2,174
BioMarin Pharmaceutical, Inc.(Æ) 15,856 942
Bio-Rad Laboratories, Inc. Class A(Æ) 1,609 487
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Bio- Techne Corp. 13,076 769
Bruker Corp. 8,697 410
Cardinal Health, Inc. 20,045 4,119
Caris Life Sciences, Inc.(Æ) 1,995 54
Cencora , Inc. Class A 15,428 5,211
Centene Corp.(Æ) 41,422 1,705
Certara , Inc.(Æ) 10,534 93
Charles River Laboratories International,
Inc.(Æ) 4,071 812
Chemed Corp. 1,210 518
Cooper Cos, Inc. (The)(Æ) 16,836 1,380
Corcept Therapeutics, Inc.(Æ) 7,800 271
DaVita, Inc.(Æ) 3,166 360
Dentsply Sirona, Inc. 17,303 198
DexCom , Inc.(Æ) 32,622 2,165
Doximity , Inc. Class A(Æ) 11,485 509
Elanco Animal Health, Inc.(Æ) 41,064 929
Encompass Health Corp. 8,423 894
Envista Holdings Corp.(Æ) 14,589 317
Exact Sciences Corp.(Æ) 15,728 1,597
Exelixis , Inc.(Æ) 22,201 973
GE HealthCare Technologies, Inc. 38,682 3,173
Globus Medical, Inc. Class A(Æ) 9,362 817
Halozyme Therapeutics, Inc.(Æ) 10,222 688
Henry Schein, Inc.(Æ) 9,118 689
Hologic , Inc.(Æ) 18,861 1,405
Humana, Inc. 10,207 2,614
IDEXX Laboratories, Inc.(Æ) 6,721 4,547
Illumina, Inc.(Æ) 12,951 1,699
Incyte Corp.(Æ) 13,368 1,320
Insmed , Inc.(Æ) 17,655 3,073
Inspire Medical Systems, Inc.(Æ) 2,486 229
Insulet Corp.(Æ) 5,915 1,681
Ionis Pharmaceuticals, Inc.(Æ) 13,217 1,046
IQVIA Holdings, Inc.(Æ) 14,283 3,220
Jazz Pharmaceuticals PLC(Æ) 4,907 834
Labcorp Holdings, Inc. 7,066 1,773
Masimo Corp.(Æ) 3,788 493
Medpace Holdings, Inc.(Æ) 1,879 1,055
Moderna , Inc.(Æ) 29,586 872
Molina Healthcare, Inc.(Æ) 4,475 777
Natera , Inc.(Æ) 10,964 2,512
Neurocrine Biosciences, Inc.(Æ) 8,179 1,160
Organon & Co. 22,565 162
Penumbra, Inc.(Æ) 3,121 970
Perrigo Co. PLC 11,837 165
QIAGEN NV 17,784 800
Quest Diagnostics, Inc. 9,426 1,636
Repligen Corp.(Æ) 4,394 720
ResMed , Inc. 12,345 2,974
Revolution Medicines, Inc.(Æ) 14,641 1,166
Revvity , Inc. 9,835 952
Roivant Sciences, Ltd.(Æ) 32,921 714
Royalty Pharma PLC Class A 31,949 1,234
Sarepta Therapeutics, Inc.(Æ) 8,059 173
Solventum Corp.(Æ) 12,572 996
Sotera Health Co.(Æ) 17,413 307

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
102 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
STERIS PLC 8,302 2,105
Summit Therapeutics, Inc.(Æ) 10,150 178
Teleflex, Inc. 3,722 454
Tempus AI, Inc.(Æ) 8,104 479
Tenet Healthcare Corp.(Æ) 7,269 1,444
Ultragenyx Pharmaceutical, Inc.(Æ) 7,805 180
United Therapeutics Corp.(Æ) 3,579 1,744
Universal Health Services, Inc. Class B 4,534 988
Veeva Systems, Inc. Class A(Æ) 12,482 2,786
Viatris , Inc. 97,902 1,219
Viking Therapeutics, Inc.(Æ) 9,468 333
Waters Corp.(Æ) 4,970 1,888
West Pharmaceutical Services, Inc. 6,053 1,665
Zimmer Biomet Holdings, Inc. 16,525 1,486
102,702
Materials and Processing - 6.7%
AAON, Inc. 5,660 432
Acuity, Inc. 2,629 947
Advanced Drainage Systems, Inc. 5,896 854
Albemarle Corp. 9,943 1,406
Alcoa Corp. 21,556 1,145
ATI, Inc.(Æ) 11,376 1,306
Amcor PLC 194,861 1,625
Anglogold Ashanti PLC 42,570 3,630
AptarGroup, Inc. 5,458 666
Armstrong World Industries, Inc. 3,588 686
Ashland, Inc. 3,821 224
Axalta Coating Systems, Ltd.(Æ) 18,383 594
Ball Corp. 23,370 1,238
Builders FirstSource , Inc.(Æ) 9,144 941
Carpenter Technology Corp. 4,069 1,281
Celanese Corp. Class A 9,696 410
CF Industries Holdings, Inc. 13,586 1,051
Cleveland-Cliffs, Inc.(Æ) 47,226 627
Core & Main, Inc. Class A(Æ) 15,840 823
Crown Holdings, Inc. 9,792 1,008
Darling Ingredients, Inc.(Æ) 13,180 474
Dow, Inc. 59,045 1,380
DuPont de Nemours, Inc. 34,929 1,404
Eagle Materials, Inc. 2,709 560
Eastman Chemical Co. 9,664 617
Element Solutions, Inc. 18,977 474
Fastenal Co. 96,419 3,869
Fermi, Inc.(Æ) 3,025 24
FMC Corp. 10,782 150
Fortune Brands Innovations, Inc. 10,194 510
Graphic Packaging Holding Co. 24,639 371
Hayward Holdings, Inc.(Æ) 17,243 266
Huntsman Corp. 14,280 143
International Flavors & Fragrances, Inc. 21,378 1,441
International Paper Co. 44,317 1,746
ITT, Inc. 7,132 1,237
James Hardie Industries PLC(Æ) 12,703 264
Lennox International, Inc. 2,650 1,287
LKQ Corp. 21,703 655
Louisiana-Pacific Corp. 5,310 429
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
LyondellBasell Industries NV Class A 21,658 938
Martin Marietta Materials, Inc. 5,071 3,158
Masco Corp. 17,840 1,132
MDU Resources Group, Inc. 17,620 344
Mohawk Industries, Inc.(Æ) 4,323 473
Mosaic Co. (The) 26,601 641
MP Materials Corp.(Æ) 11,009 556
NewMarket Corp. 514 353
Nucor Corp. 19,428 3,169
Olin Corp. 9,977 208
Owens Corning 7,083 793
Packaging Corp. of America 7,370 1,520
Pool Corp. 2,786 637
PPG Industries, Inc. 19,233 1,971
Qnity Electronics, Inc. 17,465 1,426
Reliance, Inc. 4,464 1,290
Royal Gold, Inc. 6,930 1,540
RPM International, Inc. 10,749 1,118
Sealed Air Corp. 12,290 509
Silgan Holdings, Inc. 7,677 310
Simpson Manufacturing Co., Inc. 3,530 570
SiteOne Landscape Supply, Inc.(Æ) 3,725 464
Smurfit WestRock PLC 44,040 1,703
Sonoco Products Co. 8,555 373
Steel Dynamics, Inc. 11,716 1,985
Timken Co. (The) 5,269 443
Trex Co., Inc.(Æ) 9,272 325
Valmont Industries, Inc. 1,656 666
Vulcan Materials Co. 11,179 3,188
Watsco , Inc. 2,943 992
Westlake Corp. 2,903 215
71,205
Producer Durables - 16.4%
ADT, Inc. 43,020 347
AECOM 11,151 1,063
AGCO Corp. 5,227 545
Alaska Air Group, Inc.(Æ) 9,683 487
Allison Transmission Holdings, Inc. Class A 7,157 701
American Airlines Group, Inc.(Æ) 54,416 834
AMETEK, Inc. 19,416 3,986
AO Smith Corp. 9,608 643
Applied Industrial Technologies, Inc. 3,180 817
Aptiv PLC(Æ) 18,125 1,379
Aurora Innovation, Inc.(Æ) 88,244 339
Avery Dennison Corp. 6,582 1,197
Block, Inc. Class A(Æ) 45,167 2,940
Booz Allen Hamilton Holding Corp. Class A 10,244 864
BWX Technologies, Inc. 7,613 1,316
Carlisle Cos., Inc. 3,498 1,119
CH Robinson Worldwide, Inc. 9,794 1,574
Clean Harbors, Inc.(Æ) 4,227 991
CNH Industrial NV 73,160 675
Comfort Systems USA, Inc. 2,942 2,746
Corpay , Inc.(Æ) 5,747 1,729
CoStar Group, Inc.(Æ) 35,292 2,373
Crane Co. 4,106 757

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 103
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cummins, Inc. 11,592 5,917
Delta Air Lines, Inc. 55,128 3,826
Donaldson Co., Inc. 9,784 867
Dover Corp. 11,466 2,239
EMCOR Group, Inc. 3,740 2,288
Equifax, Inc. 10,303 2,236
Esab Corp. 4,797 536
Euronet Worldwide, Inc.(Æ) 3,524 268
Everus Construction Group, Inc.(Æ) 4,287 367
ExlService Holdings, Inc.(Æ) 13,329 566
Expeditors International of Washington, Inc. 11,439 1,705
Flowserve Corp. 10,871 754
Fortive Corp. 26,790 1,479
FTAI Aviation, Ltd. 8,477 1,669
FTI Consulting, Inc.(Æ) 2,714 464
Gartner, Inc.(Æ) 6,252 1,577
Gates Industrial Corp. PLC(Æ) 21,369 459
Generac Holdings, Inc.(Æ) 4,873 665
Gentex Corp. 19,059 444
Global Payments, Inc. 20,373 1,577
Graco , Inc. 14,038 1,151
GXO Logistics, Inc.(Æ) 9,556 503
H&R Block, Inc. 11,175 487
HEICO Corp. 3,589 1,161
HEICO Corp. Class A 6,341 1,601
Hexcel Corp. 6,604 488
Howmet Aerospace, Inc. 33,777 6,925
Huntington Ingalls Industries, Inc. 3,298 1,122
IDEX Corp. 6,392 1,137
Ingersoll Rand, Inc. 33,574 2,660
Jacobs Solutions, Inc. 9,933 1,316
JB Hunt Transport Services, Inc. 6,550 1,273
Keysight Technologies, Inc.(Æ) 14,549 2,956
Kirby Corp.(Æ) 4,658 513
Knight-Swift Transportation Holdings, Inc. 13,266 694
L3Harris Technologies, Inc. 15,674 4,601
Lamb Weston Holdings, Inc. 11,367 476
Landstar System, Inc. 2,919 419
Lincoln Electric Holdings, Inc. 4,573 1,096
Littelfuse , Inc. 2,066 523
Loar Holdings, Inc.(Æ) 3,706 252
ManpowerGroup , Inc. 4,002 119
MarketAxess Holdings, Inc. 3,069 556
MasTec , Inc.(Æ) 5,259 1,143
Mettler -Toledo International, Inc.(Æ) 1,737 2,422
Middleby Corp. (The)(Æ) 4,022 598
MSA Safety, Inc. 3,117 499
MSC Industrial Direct Co., Inc. Class A 3,819 321
Mueller Industries, Inc. 9,169 1,053
Murphy USA, Inc. 1,515 611
Nordson Corp. 4,551 1,094
Old Dominion Freight Line, Inc. 15,688 2,460
Oshkosh Corp. 5,336 670
Otis Worldwide Corp. 32,952 2,878
Paychex, Inc. 27,272 3,059
Paylocity Holding Corp.(Æ) 3,792 578
Pentair PLC 13,657 1,422
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Quanta Services, Inc. 12,389 5,229
QuantumScape Corp.(Æ) 35,815 373
Ralliant Corp. 9,537 486
RBC Bearings, Inc.(Æ) 2,621 1,175
Regal Rexnord Corp. 5,511 773
Robert Half, Inc. 8,592 233
Rockwell Automation, Inc. 9,570 3,723
Rollins, Inc. 23,420 1,406
Ryder System, Inc. 3,380 647
Saia, Inc.(Æ) 2,218 724
Schneider National, Inc. Class B 4,490 119
Scotts Miracle- Gro Co. (The) Class A 3,794 221
Snap-on, Inc. 4,277 1,474
Southwest Airlines Co. 39,313 1,625
StandardAero , Inc.(Æ) 12,310 353
Stanley Black & Decker, Inc. 12,897 958
Teledyne Technologies, Inc.(Æ) 3,880 1,982
Tetra Tech, Inc. 22,120 742
Textron, Inc. 14,822 1,292
Toast, Inc. Class A(Æ) 38,069 1,352
TopBuild Corp.(Æ) 2,402 1,002
Toro Co. (The) 8,394 661
Trade Desk, Inc. (The) Class A(Æ) 37,733 1,432
TransUnion 16,265 1,395
Trimble, Inc.(Æ) 20,055 1,571
U-Haul Holding Co.(Æ) 9,192 432
United Airlines, Inc.(Æ) 27,496 3,075
United Rentals, Inc. 5,388 4,361
Veralto Corp. 20,160 2,012
Verisk Analytics, Inc. Class A 11,827 2,646
Vertiv Holdings Co. Class A 32,012 5,186
Vontier Corp. 12,325 458
W.W. Grainger, Inc. 3,700 3,733
WESCO International, Inc. 4,055 992
Westinghouse Air Brake Technologies Corp. 14,346 3,062
WEX, Inc.(Æ) 2,861 426
Willscot Holdings Corp. 15,460 291
Woodward, Inc. 5,002 1,512
XPO, Inc.(Æ) 9,693 1,317
Xylem, Inc. 20,576 2,802
Zebra Technologies Corp. Class A(Æ) 4,281 1,040
174,455
Technology - 15.0%
Akamai Technologies, Inc.(Æ) 12,134 1,059
Allegion PLC 7,252 1,155
Allegro MicroSystems , Inc.(Æ) 10,694 282
Amdocs, Ltd. 9,210 741
Amentum Holdings, Inc.(Æ) 13,835 401
Amkor Technology, Inc. 9,616 380
Appfolio , Inc. Class A(Æ) 1,851 431
Arrow Electronics, Inc.(Æ) 4,351 479
AST SpaceMobile , Inc.(Æ) 18,584 1,350
Astera Labs, Inc.(Æ) 10,490 1,745
Avnet, Inc. 6,947 334
Bentley Systems, Inc. Class B 13,257 506
BILL Holdings, Inc.(Æ) 6,797 371

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
104 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Broadridge Financial Solutions, Inc. 9,854 2,199
Bullish(Æ) 2,792 106
CACI International, Inc. Class A(Æ) 1,836 978
CCC Intelligent Solutions Holdings, Inc.(Æ) 47,603 378
CDW Corp. 10,969 1,494
Ciena Corp.(Æ) 11,928 2,790
Cirrus Logic, Inc.(Æ) 4,392 520
Cloudflare , Inc. Class A(Æ) 26,473 5,219
Cognex Corp. 14,129 508
Cognizant Technology Solutions Corp.
Class A 40,810 3,387
Coherent Corp.(Æ) 13,118 2,421
Concentrix Corp. 3,940 164
Confluent, Inc. Class A(Æ) 23,324 705
Corning, Inc. 65,789 5,760
Corteva , Inc. 57,656 3,865
Crane NXT Co. 4,255 200
Datadog , Inc. Class A(Æ) 26,346 3,583
Dayforce , Inc.(Æ) 12,995 899
DocuSign, Inc.(Æ) 16,912 1,157
Dolby Laboratories, Inc. Class A 5,254 337
DoubleVerify Holdings, Inc.(Æ) 11,765 135
Dropbox, Inc. Class A(Æ) 15,818 440
DXC Technology Co.(Æ) 15,590 228
Dynatrace , Inc.(Æ) 24,828 1,076
Elastic NV(Æ) 7,641 576
Electronic Arts, Inc. 21,103 4,312
Entegris , Inc. 12,676 1,068
EPAM Systems, Inc.(Æ) 4,570 936
Etsy, Inc.(Æ) 8,394 465
F5, Inc.(Æ) 4,803 1,226
Fair Isaac Corp.(Æ) 1,975 3,339
Fidelity National Information Services, Inc. 44,518 2,959
Figure Technology Solutions, Inc. Class
A(Æ) 2,931 120
Flex, Ltd.(Æ) 31,139 1,881
Frontier Communications Parent, Inc.(Æ) 20,559 783
GCI Liberty, Inc. Class A(Æ) 288 11
GCI Liberty, Inc. Class C(Æ) 1,946 72
Gen Digital, Inc. 46,291 1,259
Genpact , Ltd. 13,563 634
Gitlab , Inc. Class A(Æ) 11,421 429
GLOBALFOUNDRIES, Inc.(Æ) 8,927 312
Globant SA(Æ) 3,752 245
GoDaddy , Inc. Class A(Æ) 11,470 1,423
Guidewire Software, Inc.(Æ) 6,997 1,406
Hewlett Packard Enterprise Co. 110,876 2,663
HP, Inc. 78,704 1,754
HubSpot , Inc.(Æ) 4,300 1,726
Ingram Micro Holding, Corp. 1,783 38
IPG Photonics Corp.(Æ) 2,171 155
Jabil, Inc. 8,920 2,034
Jack Henry & Associates, Inc. 6,126 1,118
KBR, Inc. 10,827 435
Kyndryl Holdings, Inc.(Æ) 19,493 518
Lattice Semiconductor Corp.(Æ) 11,333 834
Leidos Holdings, Inc. 10,783 1,945
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Lumentum Holdings, Inc. Class E(Æ) 5,798 2,137
Lyft, Inc. Class A(Æ) 33,203 643
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,268 902
Manhattan Associates, Inc.(Æ) 5,059 877
Maplebear , Inc.(Æ) 14,521 653
Match Group, Inc. 20,391 658
Microchip Technology, Inc. 44,574 2,840
Millicom International Cellular SA 8,642 479
MKS Instruments, Inc. 5,648 903
MongoDB, Inc.(Æ) 6,658 2,794
Monolithic Power Systems, Inc. 3,895 3,530
MSCI, Inc. Class A 6,150 3,528
nCino , Inc.(Æ) 9,264 238
NetApp, Inc. 16,662 1,784
Nutanix , Inc. Class A(Æ) 21,494 1,111
Okta , Inc.(Æ) 13,920 1,204
ON Semiconductor Corp.(Æ) 34,491 1,868
Onto Innovation, Inc.(Æ) 4,098 647
Parsons Corp.(Æ) 4,585 283
Paycom Software, Inc. 4,282 682
Pegasystems , Inc. 7,324 437
Pinterest, Inc. Class A(Æ) 49,280 1,276
Procore Technologies, Inc.(Æ) 9,562 696
PTC, Inc.(Æ) 10,069 1,754
Pure Storage, Inc. Class A(Æ) 26,230 1,758
Qorvo , Inc.(Æ) 7,145 604
Reddit , Inc. Class A(Æ) 10,482 2,410
RingCentral, Inc. Class A(Æ) 6,957 201
ROBLOX Corp. Class A(Æ) 52,365 4,243
Roku, Inc.(Æ) 10,886 1,181
Rubrik , Inc. Class A(Æ) 11,297 864
SailPoint , Inc.(Æ) 5,224 106
Samsara, Inc. Class A(Æ) 26,365 935
Sandisk Corp.(Æ) 11,346 2,693
Science Applications International Corp. 4,084 411
SentinelOne , Inc. Class A(Æ) 24,557 368
Skyworks Solutions, Inc. 12,610 800
SS&C Technologies Holdings, Inc. 17,647 1,543
Super Micro Computer, Inc.(Æ) 43,385 1,270
Take-Two Interactive Software, Inc.(Æ) 15,392 3,941
TD SYNNEX Corp. 6,452 969
Teradata Corp.(Æ) 8,272 252
Teradyne, Inc. 13,213 2,558
Trump Media & Technology Group Corp.
(Æ) 14,280 189
Twilio , Inc. Class A(Æ) 11,956 1,701
Tyler Technologies, Inc.(Æ) 3,640 1,652
Ubiquiti, Inc. 366 203
UiPath , Inc. Class A(Æ) 34,276 562
Unity Software, Inc.(Æ) 26,769 1,182
Universal Display Corp. 3,698 432
VeriSign, Inc. 7,123 1,731
Western Digital Corp. 28,717 4,947
Zoom Video Communications, Inc. Class
A(Æ) 22,206 1,916
ZoomInfo Technologies, Inc. Class A(Æ) 22,399 228

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 105
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Zscaler , Inc.(Æ) 8,250 1,856
160,089
Utilities - 6.9%
AES Corp. (The) 59,198 849
Alliant Energy Corp. 21,430 1,393
Ameren Corp. 22,818 2,279
American Water Works Co., Inc. 16,411 2,142
Antero Midstream Corp. 28,185 501
APA Corp. 29,592 724
Atmos Energy Corp. 13,381 2,243
Brookfield Renewable Corp. 11,382 436
CenterPoint Energy, Inc. 55,096 2,112
Cheniere Energy, Inc. 18,003 3,500
Chord Energy Corp. 4,924 456
Civitas Resources, Inc. 8,018 217
Clearway Energy, Inc. Class A 3,009 94
Clearway Energy, Inc. Class C 7,068 235
CMS Energy Corp. 25,154 1,759
Consolidated Edison, Inc. 30,479 3,027
DT Midstream, Inc. 8,579 1,027
DTE Energy Co. 17,521 2,260
Edison International 32,239 1,935
Entergy Corp. 37,756 3,490
Essential Utilities, Inc. 23,635 907
Evergy , Inc. 19,204 1,392
Eversource Energy 31,066 2,092
Exelon Corp. 84,911 3,701
Expand Energy Corp. 19,198 2,119
FirstEnergy Corp. 46,399 2,077
IDACORP, Inc. 4,543 575
Iridium Communications, Inc. 8,244 143
National Fuel Gas Co. 7,557 605
NiSource, Inc. 39,791 1,662
NRG Energy, Inc. 16,087 2,562
OGE Energy Corp. 16,762 716
Ovintiv , Inc. 21,600 846
Permian Resources Corp. 56,898 798
PG&E Corp. 185,383 2,979
Pinnacle West Capital Corp. 9,941 882
PPL Corp. 62,582 2,192
Public Service Enterprise Group, Inc. 42,214 3,390
Talen Energy Corp.(Æ) 3,786 1,419
UGI Corp. 17,943 672
Vistra Corp. 28,394 4,581
WEC Energy Group, Inc. 27,007 2,848
Xcel Energy, Inc. 49,710 3,671
73,508
Total Common Stocks
(cost $1,051,259) 1,053,009
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Short-Term Investments - 0.8%
State Street Institutional U.S. Government
Money Market Fund 8,773,447 8,773
Total Short-Term Investments
(cost $8,773) 8,773
Total Investments - 99.6%
(cost $1,060,032) 1,061,782
Other Assets net of Liabilities
- 0.4%
3,760
Net Assets - 100.0%
1,065,542

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
106 Venerable Mid Cap Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P MidCap 400 E-Mini Index Futures 22 USD 7,315 03/20/2026 (113)
Total Futures Contracts (å) (113)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 162,639 $ — $ — $ 162,639
Consumer Staples 42,095 — — 42,095
Energy 51,059 — — 51,059
Financial Services 215,257 — — 215,257
Health Care 102,702 — — 102,702
Materials and Processing 71,205 — — 71,205
Producer Durables 174,455 — — 174,455
Technology 160,089 — — 160,089
Utilities 73,508 — — 73,508
Short-Term Investments 8,773 — — 8,773
Total Investments
1,061,782 — — 1,061,782
Derivatives
Liabilities
Futures Contracts (113) — — (113)
Total Derivatives
*
$ (113) $ — $ — $ (113)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Belgium ..............................................................................................
296 —**
Bermuda .............................................................................................
1,095 0.1
Brazil ..................................................................................................
554 0.1
Canada ................................................................................................
3,916 0.4
Cayman Islands ..................................................................................
106 —**
Finland ...............................................................................................
470 —**
Germany .............................................................................................
189 —**
Guatemala ..........................................................................................
479 0.1

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 107
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Ireland ................................................................................................
2,867 0.3
Japan ..................................................................................................
282 —**
Kazakhstan .........................................................................................
187 —**
Puerto Rico .........................................................................................
701 0.1
South Africa .......................................................................................
3,630 0.3
South Korea .......................................................................................
2,606 0.2
Switzerland ........................................................................................
854 0.1
United Kingdom .................................................................................
1,514 0.1
United States ......................................................................................
1,042,036 97.8
Total Investments ............................................................................... 1,061,782 99.6
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
108 Venerable Mid Cap Index Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,060,032
Investments, at fair value .............................................................................................................................................................
1,061,782
Receivables:
Dividends and interest ...................................................................................................................................................... 1,032
Fund shares sold ............................................................................................................................................................... 2,884
From broker(a) ................................................................................................................................................................. 506
Prepaid expenses .......................................................................................................................................................................... 61
Total assets ...............................................................................................................................................................
1,066,265
Liabilities
Payables:
Accrued fees to affiliates .................................................................................................................................................. 559
Other accrued expenses .................................................................................................................................................... 81
Variation margin on futures contracts .............................................................................................................................. 83
Total liabilities ...........................................................................................................................................................
723
Net Assets ...............................................................................................................................................................
$ 1,065,542
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 1,320
Paid-in capital ..............................................................................................................................................................................
1,064,222
Net Assets ...............................................................................................................................................................
$ 1,065,542
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 506
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.01
Class V — Net assets ........................................................................................................................................................... $ 1,065,541,523
Class V — Shares outstanding ............................................................................................................................................ 106,459,851
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 109
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 5,207
Interest .............................................................................................................................................................................. 7
Total investment income ..............................................................................................................................................................
5,214
Expenses
Advisory fees ................................................................................................................................................................... 841
Administrative fees .......................................................................................................................................................... 323
Distribution fees - Class V ............................................................................................................................................... 970
Professional fees .............................................................................................................................................................. 82
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ..................................................................................................................................................................... 10
Offering fees ..................................................................................................................................................................... 17
Miscellaneous .................................................................................................................................................................. 20
Expenses before reductions .............................................................................................................................................. 2,272
Expense reductions .......................................................................................................................................................... (171)
Net expenses ................................................................................................................................................................................
2,101
Net investment income (loss) .......................................................................................................................................................
3,113
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,841)
Futures contracts .............................................................................................................................................................. (242)
Net realized gain (loss) ................................................................................................................................................................
(4,083)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 1,750
Futures contracts .............................................................................................................................................................. (113)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 1,637
Net realized and unrealized gain (loss) ........................................................................................................................................ (2,446)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 667
(1)     For the period September 12, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
110 Venerable Mid Cap Index Fund
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 3, 113
Net realized gain (loss) ................................................................................................................ (4, 083 )
Net change in unrealized appreciation (depreciation) ................................................................. 1, 637
Net increase (decrease) in net assets from operations ....................................................................... 667
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 1,064,875
Total Net Increase (Decrease) in Net Assets ...................................................................
1,065,542
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 1,065,542
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class V
Proceeds from shares sold
(2)
113,544 $ 1,135,443
Payments for shares redeemed (7,084) (70,568)
Total increase (decrease)
106,460 $ 1,064,875
(1) For the period September 12, 2025 (commencement of operations) to December 31, 2025.
(2) During the period ended December 31, 2025, Venerable Mid Cap Index Fund received securities in the amount of
$1,076,514 to satisfy a subscription-in-kind.

See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 111
Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class V
12/31/25
(℈)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.03
$ Net Realized and Unrealized Gain (Loss) (.02)
$ Total from Investment Operations .01
$ Net Asset Value, End of Period 10.01
% Total Return
(ǿ)(±)
.10
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 1,065,542
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
.70
% Expenses, Net
(ɯ)(Ƃ)
.65
% Net Investment Income
(ɯ)(Ƃ)
.96
% Portfolio Turnover Rate
(ǿ)
57

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
112 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 98.0%
Consumer Discretionary - 10.7%
1-800-Flowers.com, Inc. Class A(Æ) 1,815 7
Abercrombie & Fitch Co. Class A(Æ) 3,695 465
Academy Sports & Outdoors, Inc. 5,291 264
Accel Entertainment, Inc.(Æ) 4,054 46
Acushnet Holdings Corp. 2,189 175
Adtalem Global Education, Inc.(Æ) 2,832 293
Advance Auto Parts, Inc. 4,786 188
Advanced Energy Industries, Inc. 2,985 625
AerSale Corp.(Æ) 2,664 19
AIRO Group Holdings, Inc.(Æ) 599 5
Alliance Laundry Holdings, Inc.(Æ) 3,467 71
AMC Entertainment Holdings, Inc. Class
A(Æ) 36,058 56
AMC Networks, Inc. Class A(Æ) 2,675 25
American Axle & Manufacturing Holdings,
Inc.(Æ) 9,582 61
American Eagle Outfitters, Inc. 12,642 333
American Outdoor Brands, Inc.(Æ) 1,018 8
American Public Education, Inc.(Æ) 1,441 54
America's Car-Mart, Inc.(Æ) 620 16
Archer Aviation, Inc. Class A(Æ) 49,468 372
Arena Group Holdings, Inc. (The)(Æ) 1,069 4
Asbury Automotive Group, Inc.(Æ) 1,541 358
Atkore, Inc. 2,669 169
Atlanta Braves Holdings, Inc. Class A(Æ) 560 24
Atlanta Braves Holdings, Inc. Class C(Æ) 3,677 145
Atmus Filtration Technologies, Inc. 6,657 346
Bally's Corp.(Æ) 607 10
BARK, Inc.(Æ) 8,840 5
Barnes & Noble Education, Inc.(Æ) 1,240 11
Bassett Furniture Industries, Inc. 675 11
Beazer Homes USA, Inc.(Æ) 2,191 44
Bed Bath & Beyond, Inc.(Æ) 4,557 25
Bel Fuse, Inc. Class A 134 20
Bel Fuse, Inc. Class B 824 140
Biglari Holdings, Inc. Class B(Æ) 56 19
BJ's Restaurants, Inc.(Æ) 1,608 63
Black Rock Coffee Bar, Inc. Class A(Æ) 1,297 29
Bloomin' Brands, Inc. 6,958 43
BlueLinx Holdings, Inc.(Æ) 644 40
Boot Barn Holdings, Inc.(Æ) 2,455 433
Boston Omaha Corp. Class A(Æ) 1,804 22
Brightstar Lottery PLC 8,320 129
Brinker International, Inc.(Æ) 3,533 507
Buckle, Inc. (The) 2,520 135
Build-A-Bear Workshop, Inc. Class A 1,030 63
Byrna Technologies, Inc.(Æ) 1,500 25
Cable One, Inc. 427 48
Cadre Holdings, Inc. 2,257 92
Caleres, Inc. 2,736 33
Camping World Holdings, Inc. Class A 4,992 49
Capri Holdings, Ltd.(Æ) 9,282 226
Carriage Services, Inc. Class A 1,176 50
Carter's, Inc. 2,822 92
Cavco Industries, Inc.(Æ) 607 359
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Central Garden & Pet Co.(Æ) 769 25
Central Garden & Pet Co. Class A(Æ) 4,025 118
Century Communities, Inc. 2,067 123
Cheesecake Factory, Inc. (The) 3,665 185
Cinemark Holdings, Inc. 8,244 192
Citi Trends, Inc.(Æ) 396 16
Clarus Corp. 2,445 8
Cooper-Standard Holdings, Inc.(Æ) 1,402 46
Coursera, Inc.(Æ) 11,460 84
Cracker Barrel Old Country Store, Inc. 1,841 47
CTS Corp. 2,330 100
CuriosityStream, Inc. 2,647 10
Dana, Inc. 9,335 222
Dave & Buster's Entertainment, Inc.(Æ) 2,253 37
Denny's Corp.(Æ) 4,176 26
Designer Brands, Inc. Class A 2,665 20
Dine Brands Global, Inc. 1,266 41
Douglas Dynamics, Inc. 1,877 61
Dream Finders Homes, Inc. Class A(Æ) 2,501 43
Driven Brands Holdings, Inc.(Æ) 4,948 73
El Pollo Loco Holdings, Inc.(Æ) 2,193 23
Enerpac Tool Group Corp. 4,212 161
Enovix Corp.(Æ) 13,648 100
Entravision Communications Corp. Class A 5,153 15
Envela Corp.(Æ) 551 7
Ermenegildo Zegna NV 5,118 52
Escalade, Inc. 838 11
Ethan Allen Interiors, Inc. 1,924 44
EVE Holding, Inc.(Æ) 7,597 30
EVgo, Inc.(Æ) 10,618 31
EW Scripps Co. (The) Class A(Æ) 5,206 21
Falcon's Beyond Global, Inc. Class A(Æ) 1,154 17
Faraday Future Intelligent Electric, Inc.(Æ) 7,372 8
FIGS, Inc. Class A(Æ) 7,013 80
Firefly Aerospace, Inc.(Æ) 1,703 38
First Watch Restaurant Group, Inc.(Æ) 3,825 58
FirstCash Holdings, Inc. 3,130 499
Flexsteel Industries, Inc. 306 12
Forestar Group, Inc.(Æ) 1,602 39
fuboTV, Inc. Class A(Æ) 27,643 70
Funko, Inc. Class A(Æ) 2,880 10
Gaia, Inc.(Æ) 1,411 5
Gambling.com Group, Ltd.(Æ) 1,364 7
Genesco, Inc.(Æ) 842 21
Genius Sports, Ltd.(Æ) 17,447 192
Gentherm, Inc.(Æ) 2,412 88
G-III Apparel Group, Ltd. 2,880 83
Global Business Travel Group I(Æ) 10,351 79
Golden Entertainment, Inc. 1,618 44
Goodyear Tire & Rubber Co. (The)(Æ) 20,820 182
Graham Holdings Co. Class B 257 282
Gray Media, Inc. 7,284 35
Green Brick Partners, Inc.(Æ) 2,493 156
Group 1 Automotive, Inc. 976 384
Hamilton Beach Brands Holding Co. Class
A 596 10
Haverty Furniture Cos., Inc. 1,117 26

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 113
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
HealthStream, Inc. 1,885 44
Hillenbrand, Inc. 5,633 179
Hilton Grand Vacations, Inc.(Æ) 4,719 211
Hims & Hers Health, Inc.(Æ) 16,250 528
Hovnanian Enterprises, Inc. Class A(Æ) 404 39
iHeartMedia, Inc. Class A(Æ) 9,877 41
IMAX Corp.(Æ) 3,493 129
Intuitive Machines, Inc.(Æ) 8,673 141
J Jill, Inc. 607 8
Jack in the Box, Inc. 1,553 29
JAKKS Pacific, Inc. 738 12
Joby Aviation, Inc.(Æ) 38,542 509
Johnson Outdoors, Inc. Class A 441 19
KB Home 5,011 283
KinderCare Learning Cos., Inc.(Æ) 2,612 11
Kohl's Corp. 8,700 178
Kontoor Brands, Inc. 4,395 269
Kura Sushi USA, Inc. Class A(Æ) 520 27
Lakeland Industries, Inc. 759 7
Lands' End, Inc.(Æ) 728 11
Laureate Education, Inc. Class A(Æ) 10,076 339
La-Z-Boy, Inc. Class Z 3,290 123
Leggett & Platt, Inc. 10,573 116
LGI Homes, Inc.(Æ) 1,613 69
Liberty Latin America, Ltd. Class A(Æ) 2,419 18
Liberty Latin America, Ltd. Class C(Æ) 10,391 78
Life Time Group Holdings, Inc.(Æ) 11,982 318
LifeMD, Inc.(Æ) 3,050 10
Lincoln Educational Services Corp.(Æ) 2,455 59
Lindblad Expeditions Holdings, Inc.(Æ) 3,118 45
Lionsgate Studios Corp.(Æ) 16,241 148
LiveWire Group, Inc.(Æ) 3,042 13
M/I Homes, Inc.(Æ) 2,082 266
Madison Square Garden Entertainment
Corp.(Æ) 3,163 170
Magnite, Inc.(Æ) 11,095 180
Malibu Boats, Inc. Class A(Æ) 1,566 44
Marcus Corp. (The) 1,967 31
Marine Products Corp. 729 6
MarineMax, Inc.(Æ) 1,571 38
Marriott Vacations Worldwide Corp. 2,210 128
MasterCraft Boat Holdings, Inc.(Æ) 1,350 26
Matthews International Corp. Class A 2,472 65
McGraw Hill, Inc.(Æ) 2,013 33
Meritage Homes Corp. 5,524 363
MicroVision, Inc.(Æ) 20,319 17
Mister Car Wash, Inc.(Æ) 8,217 46
Monarch Casino & Resort, Inc. 1,012 97
Monro, Inc. 2,475 50
Motorcar Parts of America, Inc.(Æ) 1,082 13
Movado Group, Inc. 1,261 26
M-Tron Industries, Inc.(Æ) 203 11
National Presto Industries, Inc. 431 46
Neonode Inc.(Æ) 870 2
Nerdy, Inc.(Æ) 4,790 5
Newsmax, Inc.(Æ) 3,764 29
Nu Skin Enterprises, Inc. Class A 4,050 39
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
OneSpaWorld Holdings, Ltd. 7,561 157
OneWater Marine, Inc. Class A(Æ) 926 10
OptimizeRx Corp.(Æ) 1,431 18
Optimum Communications, Inc. Class A(Æ) 21,655 36
Outdoor Holding Co.(Æ) 7,283 12
Oxford Industries, Inc. 1,171 40
Papa John's International, Inc. 2,592 100
Patrick Industries, Inc. 2,589 281
Peloton Interactive, Inc. Class A(Æ) 30,044 185
Perdoceo Education Corp. 4,905 144
Petco Health & Wellness Co., Inc.(Æ) 6,502 18
Phoenix Education Partners, Inc. 392 12
Polaris, Inc. 4,254 269
Portillo's, Inc. Class A(Æ) 4,675 21
PriceSmart, Inc. 2,047 251
QuinStreet, Inc.(Æ) 4,508 65
RCI Hospitality Holdings, Inc. 681 16
RealReal, Inc. (The)(Æ) 7,892 125
Red Rock Resorts, Inc. Class A 3,891 241
Redwire Corp.(Æ) 5,799 44
Reservoir Media, Inc.(Æ) 1,686 13
REV Group, Inc. 3,871 235
Revolve Group, Inc.(Æ) 3,214 97
Rocky Brands, Inc. 585 17
Rumble, Inc.(Æ) 8,444 53
Rush Street Interactive, Inc.(Æ) 7,352 143
Sally Beauty Holdings, Inc.(Æ) 8,068 115
Savers Value Village, Inc.(Æ) 3,293 31
Scholastic Corp. 1,610 48
SEACOR Marine Holdings, Inc.(Æ) 1,702 10
Shake Shack, Inc. Class A(Æ) 3,101 252
Shoe Carnival, Inc. 1,503 25
Signet Jewelers, Ltd. 3,197 265
Sinclair, Inc. 3,200 49
Six Flags Entertainment Corporation(Æ) 7,608 117
Skillsoft Corp.(Æ) 369 3
SKYX Platforms Corp.(Æ) 5,071 11
Smith & Wesson Brands, Inc. 3,640 36
Sonic Automotive, Inc. Class A 1,224 76
Sphere Entertainment Co.(Æ) 2,218 211
Standard Motor Products, Inc. 1,751 65
Starz Entertainment Corp.(Æ) 1,059 12
Steven Madden, Ltd. 5,723 238
Stitch Fix, Inc. Class A(Æ) 8,793 46
Strata Critical Medical, Inc.(Æ) 5,311 26
Strategic Education, Inc. 1,848 148
Stride, Inc.(Æ) 3,409 221
Sturm Ruger & Co., Inc. 1,121 37
Super Group SGHC, Ltd. 12,705 152
Superior Group of Cos., Inc. 937 9
Sweetgreen Inc. Class A(Æ) 8,578 58
Taylor Morrison Home Corp. Class A(Æ) 7,612 448
TechTarget Inc.(Æ) 2,199 12
TEGNA, Inc. 12,831 249
Topgolf Callaway Brands Corp.(Æ) 10,465 122
Torrid Holdings, Inc.(Æ) 1,961 2
Traeger, Inc.(Æ) 2,623 3

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
114 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Transcat, Inc.(Æ) 760 43
Travelzoo(Æ) 526 4
Tri Pointe Homes, Inc.(Æ) 6,722 212
Triller Group, Inc.(Æ) 8,534 —
TripAdvisor, Inc.(Æ) 9,275 135
Turtle Beach Corp.(Æ) 1,239 17
Udemy, Inc.(Æ) 8,048 47
United Parks & Resorts, Inc.(Æ) 2,250 82
Universal Technical Institute, Inc.(Æ) 3,700 97
Upbound Group, Inc. Class A 4,350 76
Urban Outfitters, Inc.(Æ) 4,879 367
USA TODAY Co., Inc.(Æ) 11,685 60
Vicor Corp.(Æ) 1,822 200
Victoria's Secret & Co.(Æ) 5,519 299
Visteon Corp. 2,188 208
Voyager Technologies, Inc. Class A(Æ) 1,177 31
Wabash National Corp. 3,409 30
Webtoon Entertainment, Inc.(Æ) 1,487 19
Weyco Group, Inc. 511 16
Willis Lease Finance Corp. 231 31
Winmark Corp. 236 96
Winnebago Industries, Inc. 2,162 88
Wolverine World Wide, Inc. 6,428 117
XPEL, Inc.(Æ)(Þ) 1,993 99
Xponential Fitness, Inc. Class A(Æ) 2,275 19
Ziff Davis, Inc.(Æ) 3,220 113
Zumiez, Inc.(Æ) 1,047 27
25,224
Consumer Staples - 1.8%
Acme United Corp. 275 11
Alico, Inc. 443 16
Andersons, Inc. (The) 2,609 139
Arko Corp. 6,366 29
B&G Foods, Inc. Class A 6,392 28
Beauty Health Co. (The)(Æ) 9,471 13
Cadiz, Inc.(Æ) 4,554 26
Calavo Growers, Inc. 1,394 30
Cal-Maine Foods, Inc. 3,509 279
Chefs' Warehouse Holdings, Inc. (The)(Æ) 2,903 181
Dole PLC 5,947 89
Edgewell Personal Care Co. - GDR 3,569 61
Energizer Holdings, Inc. 4,967 99
FitLife Brands, Inc.(Æ) 323 5
Fresh Del Monte Produce, Inc. 2,634 94
Grocery Outlet Holding Corp.(Æ) 7,850 79
Hain Celestial Group, Inc. (The)(Æ) 7,498 8
Helen of Troy, Ltd.(Æ) 1,898 40
Herbalife, Ltd.(Æ) 8,113 105
HF Foods Group, Inc.(Æ) 3,326 7
Honest Co., Inc. (The)(Æ) 7,735 20
Ingles Markets, Inc. Class A 1,161 80
Interparfums, Inc. 1,451 123
Ispire Technology Inc.(Æ) 1,561 4
J&J Snack Foods Corp. 1,227 111
John B Sanfilippo & Son, Inc. 642 45
Krispy Kreme, Inc. 6,389 26
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Lifevantage Corp. 877 5
Lifeway Foods, Inc.(Æ) 425 10
Limoneira Co. 1,380 17
Marzetti, Co.(The) 1,602 263
Maui Land & Pineapple Co., Inc.(Æ) 565 10
Medifast, Inc.(Æ) 893 10
MGP Ingredients, Inc. 1,167 28
Mission Produce, Inc.(Æ) 3,487 40
Nathan's Famous, Inc. 219 21
National Beverage Corp.(Æ) 1,988 63
National Vision Holdings, Inc.(Æ) 6,216 161
Natural Grocers by Vitamin Cottage, Inc. 1,057 27
Nature's Sunshine Products, Inc.(Æ) 1,303 28
Olaplex Holdings, Inc.(Æ) 11,637 16
Quanex Building Products Corp. 3,653 56
Seneca Foods Corp. Class A(Æ) 381 42
Simply Good Foods Co. (The)(Æ) 7,478 150
Solesence, Inc.(Æ) 1,558 3
Spectrum Brands Holdings, Inc. 1,865 110
SunOpta, Inc.(Æ) 7,932 30
Tootsie Roll Industries, Inc. 1,457 53
Turning Point Brands, Inc. 1,365 148
United Natural Foods, Inc.(Æ) 4,782 161
Universal Corp. 1,919 101
USANA Health Sciences, Inc.(Æ) 922 18
Utz Brands, Inc. 5,998 62
Village Super Market, Inc. Class A 758 27
Vita Coco Co., Inc. (The)(Æ) 3,595 191
Vital Farms, Inc.(Æ) 2,746 88
Waldencast PLC Class A(Æ) 3,508 7
Warby Parker, Inc. Class A(Æ) 7,836 171
WD-40 Co. 1,082 213
Weis Markets, Inc. 1,093 70
Westrock Coffee Co.(Æ) 2,986 12
Zevia PBC Class A(Æ) 2,613 6
4,166
Energy - 4.2%
Alpha Metallurgical Resources, Inc.(Æ) 934 187
Ameresco, Inc. Class A(Æ) 2,661 78
Archrock, Inc. 13,699 357
Arq, Inc.(Æ) 2,621 9
Array Technologies, Inc.(Æ) 12,032 111
ASP Isotopes, Inc.(Æ) 6,432 35
Atlas Energy Solutions, Inc. 6,431 61
Borr Drilling, Ltd.(Æ) 20,872 84
Centrus Energy Corp. Class A(Æ) 1,336 324
Cleanspark, Inc.(Æ) 22,129 224
Core Laboratories, Inc. 3,891 62
Core Natural Resources, Inc. 4,040 358
CVR Energy, Inc. 2,563 65
Delek US Holdings, Inc. 4,733 140
DNOW, Inc.(Æ) 14,672 194
enCore Energy Corp.(Æ) 15,255 38
Energy Fuels, Inc.(Æ) 18,074 263
Eos Energy Enterprises Inc.(Æ) 24,448 280
Expro Group Holdings NV(Æ) 7,066 94

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 115
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Flotek Industries, Inc.(Æ) 1,180 20
Flowco Holdings, Inc. Class A 1,531 29
Fluence Energy, Inc.(Æ) 5,050 100
Forum Energy Technologies, Inc.(Æ) 811 30
Gevo, Inc.(Æ) 19,168 38
Green Plains, Inc.(Æ) 5,321 52
Hallador Energy Co.(Æ) 2,571 49
Helix Energy Solutions Group, Inc.(Æ) 11,094 70
Helmerich & Payne, Inc. 7,711 221
Innovex International, Inc.(Æ) 3,212 70
Kodiak Gas Services, Inc. 6,701 251
Liberty Energy, Inc. Class A 12,601 233
Lifezone Metals, Ltd.(Æ) 2,299 10
Mammoth Energy Services, Inc.(Æ) 2,009 4
Matrix Service Co.(Æ) 2,208 26
Montauk Renewables, Inc.(Æ) 5,573 9
Murphy Oil Corp. 10,782 337
Nabors Industries, Ltd.(Æ) 1,123 61
NACCO Industries, Inc. Class A 330 16
National Energy Services Reunited Corp.
(Æ) 5,052 79
Natural Gas Services Group, Inc. 842 28
NextNRG, Inc.(Æ) 1,451 2
Noble Corp. PLC 10,082 285
NPK International, Inc.(Æ) 6,661 79
Oceaneering International, Inc.(Æ) 7,503 180
Oil States International, Inc.(Æ) 4,850 33
OmniAb, Inc. Class W(Æ) 8,309 15
OPAL Fuels, Inc. Class A(Æ) 1,751 4
Ormat Technologies, Inc. 4,872 538
Par Pacific Holdings, Inc.(Æ) 3,959 139
Patterson-UTI Energy, Inc. 27,490 168
PBF Energy, Inc. Class A 6,684 181
Peabody Energy Corp. 9,761 290
Plug Power, Inc.(Æ) 86,723 171
PrimeEnergy Corp.(Æ) 42 7
ProFrac Holding Corp. Class A(Æ) 1,020 4
ProPetro Holding Corp.(Æ) 6,636 63
Ramaco Resources, Inc. Class A(Æ) 3,286 59
Ranger Energy Services, Inc. Class A 1,689 24
REX American Resources Corp.(Æ) 2,283 74
RPC, Inc. 7,405 40
Seadrill, Ltd.(Æ) 5,011 173
Select Water Solutions, Inc. Class A 7,732 81
Shoals Technologies Group, Inc. Class A(Æ) 13,328 113
SM Energy Co. 9,102 170
Solaris Energy Infrastructure, Inc. Class A 3,354 154
SunCoke Energy, Inc. 7,037 51
SunPower, Inc.(Æ) 4,994 8
Sunrun, Inc.(Æ) 17,727 326
T1 Energy, Inc.(Æ) 9,237 62
TETRA Technologies, Inc.(Æ) 10,066 94
Transocean, Ltd.(Æ) 73,566 304
United States Antimony Corp.(Æ) 7,587 38
Uranium Energy Corp.(Æ) 37,842 442
VAALCO Energy, Inc. 8,578 31
Valaris, Ltd.(Æ) 4,949 250
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Verde Clean Fuels, Inc.(Æ) 346 1
W&T Offshore, Inc. 8,223 13
Warrior Met Coal, Inc. 4,158 367
World Kinect Corp. 4,297 101
XCF Global, Inc. Class A(Æ) 3,026 1
9,833
Financial Services - 23.3%
1st Source Corp. 1,473 92
Abacus Global Management, Inc. 3,461 30
Acadia Realty Trust(ö) 10,465 215
Acadian Asset Management, Inc. 2,195 103
ACNB Corp. 852 41
ACRES Commercial Realty Corp.(Æ)(ö) 510 11
Adamas Trust, Inc.(ö) 7,048 51
AFC Gamma, Inc.(ö) 1,516 4
AirSculpt Technologies, Inc.(Æ) 1,056 2
Alerus Financial Corp. 1,866 42
Alexander & Baldwin, Inc.(ö) 5,789 119
Alexander's, Inc.(ö) 178 39
Alpine Income Property Trust, Inc.(ö) 1,047 18
AlTi Global, Inc.(Æ) 3,525 16
Amalgamated Financial Corp. 1,820 58
Amerant Bancorp, Inc. 2,897 57
American Assets Trust, Inc.(ö) 4,123 78
American Healthcare REIT, Inc.(ö) 13,409 631
American Integrity Insurance Group, Inc.
(Æ) 686 14
American Realty Investors, Inc.(Æ) 110 2
Ameris Bancorp 5,279 392
AMERISAFE, Inc. 1,573 60
Ames National Corp. 737 17
Angel Oak Mortgage REIT, Inc.(ö) 1,019 9
Anywhere Real Estate, Inc.(Æ) 8,364 118
Apartment Investment and Management Co.
Class A(ö) 10,940 65
Apollo Commercial Real Estate Finance,
Inc.(ö) 11,074 107
Apple Hospitality REIT, Inc.(ö) 17,866 212
Applied Digital Corp.(Æ) 18,833 462
Arbor Realty Trust, Inc.(ö) 15,221 118
Ares Commercial Real Estate Corp.(ö) 4,381 21
Armada Hoffler Properties, Inc.(ö) 6,628 44
ARMOUR Residential REIT, Inc.(ö) 9,084 161
Arrow Financial Corp. 1,366 43
Artisan Partners Asset Management, Inc.
Class A 4,963 202
Aspen Insurance Holdings, Ltd. Class A(Æ) 1,223 45
Associated Banc-Corp. 13,272 342
Ategrity Specialty Holdings LLC(Æ) 538 11
Atlantic Union Bankshares Corp. 11,375 402
Atlanticus Holdings Corp.(Æ) 442 30
Avidbank Holdings, Inc.(Æ) 230 6
Axos Financial, Inc.(Æ) 4,340 374
Bakkt Holdings, Inc.(Æ) 931 9
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 5,649 136

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
116 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Banc of California, Inc. 10,233 197
BancFirst Corp. 1,661 176
Banco Latinoamericano de Comercio
Exterior SA Class E 2,276 102
Bancorp, Inc. (The)(Æ) 3,354 226
Bank of America Corp. 718 87
Bank of Hawaii Corp. 3,142 215
Bank of Marin Bancorp 1,221 32
Bank of NT Butterfield & Son, Ltd. (The) 3,308 165
Bank7 Corp. 352 14
BankFinancial Corp. 924 11
BankUnited, Inc. 6,021 268
Bankwell Financial Group, Inc. 585 27
Banner Corp. 2,715 170
Bar Harbor Bankshares 1,249 39
BayCom Corp. 856 25
BCB Bancorp, Inc. 1,286 10
Beacon Financial Corp. 6,648 175
Better Home & Finance Holding Co.(Æ) 407 13
BGC Group, Inc. Class A 28,904 258
Bit Digital, Inc.(Æ) 25,947 49
Bitdeer Technologies Group Class A(Æ) 7,437 83
Blackstone Mortgage Trust, Inc. Class A(ö) 12,606 241
Blue Foundry Bancorp(Æ) 1,583 20
Blue Ridge Bankshares, Inc. 5,321 23
Bowhead Specialty Holdings, Inc.(Æ) 1,309 37
Braemar Hotels & Resorts, Inc.(ö) 4,883 14
Brandywine Realty Trust(ö) 14,269 42
Bread Financial Holdings, Inc. 3,630 269
Bridgewater Bancshares, Inc.(Æ) 1,729 30
BrightSpire Capital, Inc.(ö) 10,688 60
Broadstone Net Lease, Inc.(ö) 15,134 263
Brookfield Business Corp. Class A 1,849 66
Brookfield Realty Capital Corp. Class A(Æ) 8,132 9
BRT Apartments Corp.(ö) 898 13
Burford Capital, Ltd. 15,949 142
Burke & Herbert Financial Services Corp. 1,119 70
Business First Bancshares, Inc. 2,359 62
BV Financial, Inc.(Æ) 718 13
Byline Bancorp, Inc. 2,501 73
C&F Financial Corp. 253 18
Cadence Bank 14,799 634
California BanCorp 1,862 35
Camden National Corp. 1,389 60
Cannae Holdings, Inc. 3,751 59
Capital Bancorp, Inc. 970 27
Capital City Bank Group, Inc. 1,151 49
Capitol Federal Financial, Inc. 10,207 70
CareTrust REIT, Inc.(ö) 17,825 645
Carter Bankshares, Inc.(Æ) 1,900 37
Cass Information Systems, Inc. 1,003 42
Cathay General Bancorp 5,271 255
CB Financial Services, Inc. 386 13
CBL & Associates Properties, Inc.(ö) 1,513 56
Centerspace(ö) 1,336 89
Central Pacific Financial Corp. 2,085 65
CF Bankshares Inc. 318 8
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Chain Bridge Bancorp, Inc. Class A(Æ) 194 7
Chatham Lodging Trust(ö) 3,861 26
Chemung Financial Corp. 345 19
Chicago Atlantic Real Estate Finance, Inc.
(ö) 1,437 18
Chimera Investment Corp.(ö) 6,595 82
ChoiceOne Financial Services, Inc. 1,185 35
Cipher Mining, Inc.(Æ) 25,686 379
Citizens & Northern Corp. 1,240 25
Citizens Community Bancorp, Inc. 795 14
Citizens Financial Services, Inc. 375 21
Citizens, Inc.(Æ) 3,745 18
City Holding Co. 1,113 133
City Office REIT, Inc.(ö) 3,240 23
Civista Bancshares, Inc. 1,600 36
Claros Mortgage Trust, Inc.(Æ)(ö) 7,646 23
Clipper Realty, Inc.(ö) 1,146 4
CNB Financial Corp. 2,322 61
CNO Financial Group, Inc. 7,677 326
Coastal Financial Corp.(Æ) 1,021 117
CoastalSouth Bancshares, Inc. 396 9
Cohen & Steers, Inc. 2,213 139
Colony Bankcorp, Inc. 1,404 25
Columbia Financial, Inc.(Æ) 2,253 35
Commercial Bancgroup, Inc. 546 13
Community Bank System, Inc. 4,224 243
Community Healthcare Trust, Inc.(ö) 2,267 37
Community Trust Bancorp, Inc. 1,263 71
Community West Bancshares 1,388 31
Compass Diversified Holdings 5,567 27
Compass, Inc. Class A(Æ) 38,916 411
ConnectOne Bancorp, Inc. 3,771 99
Consumer Portfolio Services, Inc.(Æ) 771 7
COPT Defense Properties(ö) 9,092 253
Core Scientific Inc.(Æ) 22,691 330
Crawford & Co. Class A 1,352 15
CTO Realty Growth, Inc.(ö) 2,522 46
Curbline Properties Corp.(ö) 7,766 180
Cushman & Wakefield, Ltd.(Æ) 18,468 299
Customers Bancorp, Inc.(Æ) 2,536 185
CVB Financial Corp. 10,358 193
Dave, Inc.(Æ) 816 181
Diamond Hill Investment Group, Inc. 200 34
DiamondRock Hospitality Co.(ö) 16,430 147
Dime Community Bancshares, Inc. 3,158 95
Distribution Solutions Group, Inc.(Æ) 812 22
Diversified Healthcare Trust(ö) 17,386 84
Donegal Group, Inc. Class A 1,354 27
Douglas Elliman, Inc.(Æ) 6,074 14
Douglas Emmett, Inc.(ö) 12,924 142
Dynex Capital, Inc.(ö) 11,653 163
Eagle Bancorp Montana, Inc. 613 12
Eagle Bancorp, Inc. 2,225 48
Eagle Financial Services, Inc. 381 15
Easterly Government Properties, Inc.(ö) 3,478 74
Eastern Bankshares, Inc. 17,662 326
ECB Bancorp, Inc.(Æ) 637 11

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 117
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
eHealth, Inc.(Æ) 2,384 11
Ellington Financial, Inc.(ö) 7,650 104
Elme Communities(ö) 6,978 121
Emerald Holding, Inc. 1,153 5
Empire State Realty Trust, Inc. Class A(ö) 11,438 75
Employers Holdings, Inc. 1,773 77
Enact Holdings, Inc. 2,234 89
Encore Capital Group, Inc.(Æ) 1,814 99
Enova International, Inc.(Æ) 1,925 303
Enterprise Financial Services Corp. 2,925 158
Equity Bancshares, Inc. Class A 1,154 52
Esquire Financial Holdings, Inc. 593 61
Essent Group, Ltd. 7,514 488
Essential Properties Realty Trust, Inc.(ö) 15,853 470
European Wax Center, Inc. Class A(Æ) 2,419 9
eXp World Holdings, Inc. 7,015 63
F&G Annuities & Life, Inc. 2,947 91
Farmers & Merchants Bancorp, Inc. 1,052 26
Farmers National Banc Corp. 3,025 40
Farmland Partners, Inc.(ö) 3,083 30
FB Bancorp, Inc.(Æ) 1,477 19
FB Financial Corp. 3,307 185
Federal Agricultural Mortgage Corp. Class
C 745 131
Fidelis Insurance Holdings, Ltd. 4,435 87
Fidelity D & D Bancorp, Inc. 394 17
Finance of America Companies Inc. Class
A(Æ) 368 9
Financial Institutions, Inc. 1,646 51
Finward Bancorp 284 10
Finwise Bancorp(Æ) 751 13
First BanCorp 15,833 425
First Bancorp, Inc. (The) 893 24
First Bank 1,788 29
First Busey Corp. 6,827 162
First Business Financial Services, Inc. 658 36
First Capital, Inc. 270 16
First Commonwealth Financial Corp. 8,328 140
First Community Bankshares, Inc. 1,294 44
First Community Corp. 613 18
First Financial Bancorp 7,603 190
First Financial Bankshares, Inc. 10,729 320
First Financial Corp. 944 57
First Foundation, Inc.(Æ) 5,260 32
First Internet Bancorp 643 13
First Interstate BancSystem, Inc. Class A 7,133 247
First Merchants Corp. 4,651 174
First Mid Bancshares, Inc. 1,723 67
First National Corp. 646 16
First Savings Financial Group, Inc. 459 15
First United Corp. 499 19
First Western Financial, Inc.(Æ) 686 18
Firstsun Capital Bancorp(Æ) 1,044 39
Five Star Bancorp 1,292 46
Flagstar Bank NA 24,237 305
Flushing Financial Corp. 2,671 41
Fold Holdings, Inc.(Æ) 491 1
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Forge Global Holdings, Inc.(Æ) 845 38
Four Corners Property Trust, Inc.(ö) 7,961 184
Franklin BSP Realty Trust, Inc.(ö) 6,783 68
Franklin Financial Services Corp. 347 17
Franklin Street Properties Corp.(ö) 6,290 6
FrontView REIT, Inc.(ö) 1,465 22
FRP Holdings, Inc.(Æ) 965 22
FS Bancorp, Inc. 550 23
FTAI Infrastructure, Inc. 9,097 42
Fulton Financial Corp. 14,552 281
FVC Bankcorp, Inc. 1,306 18
GBank Financial Holdings, Inc.(Æ) 746 25
GCM Grosvenor, Inc. Class A 4,123 47
Genworth Financial, Inc. Class A(Æ) 32,228 291
German American Bancorp, Inc. 2,871 112
Getty Realty Corp.(ö) 4,225 116
Glacier Bancorp, Inc. 10,241 451
Gladstone Commercial Corp.(ö) 3,792 40
Gladstone Land Corp.(ö) 2,824 26
Global Medical REIT, Inc.(ö) 1,059 36
Global Net Lease, Inc.(ö) 15,972 137
GoHealth, Inc. Class A(Æ) 405 1
Goosehead Insurance, Inc. Class A 1,875 138
Great Southern Bancorp, Inc. 710 44
Greene County Bancorp, Inc. 581 13
Greenlight Capital Re, Ltd. Class A(Æ) 2,192 32
Grid Dynamics Holdings, Inc.(Æ) 5,467 49
HA Sustainable Infrastructure Capital, Inc. 9,565 301
Hamilton Insurance Group, Ltd. Class B(Æ) 3,660 102
Hancock Whitney Corp. 6,718 428
Hanmi Financial Corp. 2,487 67
Hanover Bancorp, Inc. 392 9
Hawthorn Bancshares, Inc. 481 17
HBT Financial, Inc. 905 23
HCI Group, Inc. 844 162
Heritage Commerce Corp. 4,966 60
Heritage Financial Corp. 2,826 67
Heritage Insurance Holdings, Inc.(Æ) 1,855 54
Hilltop Holdings, Inc. 3,447 117
Hingham Institution for Savings 139 39
Hippo Holdings, Inc.(Æ) 1,483 45
Home Bancorp, Inc. 573 33
Home BancShares, Inc. 15,029 417
HomeTrust Bancshares, Inc. 1,327 57
Hope Bancorp, Inc. 9,864 108
Horace Mann Educators Corp. 3,252 150
Horizon Bancorp, Inc. 3,598 61
Hudson Pacific Properties, Inc.(Æ)(ö) 4,213 46
Hut 8 Corp.(Æ) 7,496 344
Independence Realty Trust, Inc.(ö) 18,770 328
Independent Bank Corp. 5,563 338
Industrial Logistics Properties Trust(ö) 4,431 25
Innovative Industrial Properties, Inc.(ö) 2,203 104
Innventure, Inc.(Æ) 2,168 9
International Bancshares Corp. 4,344 289
International Money Express, Inc.(Æ) 2,324 36
InvenTrust Properties Corp.(ö) 6,225 176

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
118 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Invesco Mortgage Capital, Inc.(ö) 5,463 46
Investar Holding Corp. 759 20
Investors Title Co. 118 29
Jackson Financial, Inc. Class A 5,492 586
James River Group Holdings, Inc. 3,053 19
JBG Smith Properties(ö) 4,744 81
Jefferson Capital, Inc. 621 14
John Marshall Bancorp, Inc. 1,047 21
John Wiley & Sons, Inc. Class A 3,230 99
Kearny Financial Corp. 4,743 35
Kennedy-Wilson Holdings, Inc. 9,591 93
Kestrel Group, Ltd.(Æ) 143 1
Kingstone Cos., Inc. 915 15
Kingsway Financial Services, Inc.(Æ) 1,774 24
Kite Realty Group Trust(ö) 17,250 413
KKR Real Estate Finance Trust, Inc.(ö) 4,732 39
Ladder Capital Corp. Class A(ö) 9,056 100
Lakeland Financial Corp. 2,004 114
Landmark Bancorp, Inc. 395 10
LCNB Corp. 1,115 18
Legacy Housing Corp.(Æ) 715 14
Legalzoom.com, Inc.(Æ) 9,456 94
Lemonade, Inc.(Æ) 4,800 342
LendingClub Corp.(Æ) 9,032 171
LendingTree, Inc.(Æ) 926 49
LINKBANCORP, Inc. 1,782 15
Live Oak Bancshares, Inc. 2,804 96
LiveRamp Holdings, Inc.(Æ) 5,156 151
loanDepot, Inc. Class A(Æ) 6,762 14
Logistic Properties of The Americas(Æ) 261 1
LTC Properties, Inc.(ö) 3,608 124
Lument Finance Trust, Inc.(ö) 3,780 5
LXP Industrial Trust(ö) 4,652 231
Macerich Co. (The)(ö) 20,257 374
MainStreet Bancshares, Inc. 583 12
Marcus & Millichap, Inc. 1,987 54
Marex Group PLC 4,388 168
MBIA, Inc.(Æ) 3,788 27
McGrath RentCorp 1,941 204
Mechanics Bancorp Class A 3,837 56
Medallion Financial Corp. 1,347 14
Mercantile Bank Corp. 1,316 63
Merchants Bancorp 2,149 73
Mercury General Corp. 2,147 202
Meridian Corp. 751 13
MetroCity Bankshares, Inc. 1,621 43
Metropolitan Bank Holding Corp. 731 56
MFA Financial, Inc.(ö) 8,165 76
Miami International Holdings, Inc.(Æ) 1,866 83
Mid Penn Bancorp, Inc. 1,543 48
Middlefield Banc Corp. 605 21
Midland States Bancorp, Inc. 1,708 36
MidWestOne Financial Group, Inc. 1,342 52
Mobile Infrastructure Corp.(Æ) 1,193 3
Modiv Industrial, Inc.(ö) 775 11
Moelis & Co. Class A 5,929 408
MVB Financial Corp. 955 25
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
National Bank Holdings Corp. Class A 3,005 114
National Bankshares, Inc. 516 17
National Health Investors, Inc.(ö) 3,688 282
Navient Corp. 5,389 70
NB Bancorp, Inc. 2,901 57
NBT Bancorp, Inc. 4,085 170
Nelnet, Inc. Class A 887 118
NerdWallet, Inc. Class A(Æ) 3,427 46
NET Lease Office Properties(ö) 1,235 32
NETSTREIT Corp.(ö) 6,668 118
Newmark Group, Inc. Class A 11,731 203
NewtekOne, Inc. 2,053 23
NexPoint Diversified Real Estate Trust(ö) 2,930 11
Nexpoint Real Estate Finance, Inc.(ö) 633 9
NexPoint Residential Trust, Inc.(ö) 1,863 56
NI Holdings, Inc.(Æ) 567 8
Nicolet Bankshares, Inc. 1,051 127
NMI Holdings, Inc. Class A(Æ) 6,230 254
Northeast Bank 585 61
Northeast Community Bancorp, Inc. 1,024 23
Northfield Bancorp, Inc. 3,125 36
Northpointe Bancshares, Inc. 1,627 27
Northrim BanCorp, Inc. 1,800 48
Northwest Bancshares, Inc. 11,576 139
Norwood Financial Corp. 713 20
Oak Valley Bancorp 566 17
OceanFirst Financial Corp. 4,454 80
Octave Specialty Group, Inc.(Æ) 3,272 25
OFG Bancorp 3,559 146
Ohio Valley Banc Corp. 315 13
Old National Bancorp 27,761 619
Old Second Bancorp, Inc. 4,020 78
One Liberty Properties, Inc.(ö) 1,520 31
Onity Group, Inc.(Æ) 550 25
OP Bancorp 976 14
Open Lending Corp. Class A(Æ) 8,491 13
Oportun Financial Corp.(Æ) 3,289 17
OppFi, Inc. 2,009 21
Orange County Bancorp, Inc. 975 28
Orchid Island Capital, Inc.(ö) 12,162 88
Origin Bancorp, Inc. 2,359 89
Orrstown Financial Services, Inc. 1,547 55
OUTFRONT Media, Inc.(ö) 11,727 283
P10, Inc. Class A 4,914 48
Pagseguro Digital, Ltd. Class A 14,293 138
Palomar Holdings, Inc.(Æ) 2,095 282
Park National Corp. 1,184 180
Parke Bancorp, Inc. 822 21
Pathward Financial, Inc. 1,798 128
Patria Investments, Ltd. Class A 5,460 87
Patriot National Bancorp, Inc.(Æ) 3,639 7
Paysign, Inc.(Æ) 2,845 15
PCB Bancorp 903 20
Peakstone Realty Trust(ö) 3,050 44
Peapack-Gladstone Financial Corp. 1,326 37
Pebblebrook Hotel Trust(ö) 9,321 106
PennyMac Financial Services, Inc. 2,333 308

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 119
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
PennyMac Mortgage Investment Trust(ö) 6,918 87
Peoples Bancorp, Inc. 3,111 96
Peoples Financial Services Corp. 771 38
Perella Weinberg Partners 4,923 85
Phillips Edison & Co., Inc.(ö) 10,065 358
Piedmont Office Realty Trust, Inc. Class
A(ö) 9,854 82
Pioneer Bancorp, Inc.(Æ) 932 13
Piper Sandler Cos. 1,396 474
PJT Partners, Inc. Class A 1,834 307
Plumas Bancorp 516 23
Plymouth Industrial REIT, Inc.(ö) 3,400 74
Ponce Financial Group, Inc.(Æ) 1,629 27
Postal Realty Trust, Inc. Class A(ö) 1,858 30
PotlatchDeltic Corp.(ö) 6,094 242
PRA Group, Inc.(Æ) 3,270 58
Preferred Bank 951 90
Primis Financial Corp. 1,744 24
Princeton Bancorp, Inc. 439 15
ProAssurance Corp.(Æ) 4,049 98
Progyny, Inc.(Æ) 5,951 153
Provident Financial Services, Inc. 10,278 203
QCR Holdings, Inc. 1,311 109
Radian Group, Inc. 10,816 389
RBB Bancorp 1,400 29
RE/MAX Holdings, Inc. Class A(Æ) 1,517 12
Ready Capital Corp.(ö) 11,763 26
Real Brokerage, Inc. (The)(Æ) 8,785 32
Red River Bancshares, Inc. 391 28
Redwood Trust, Inc.(ö) 10,043 56
Regional Management Corp. 768 30
Remitly Global, Inc.(Æ) 13,386 185
Renasant Corp. 7,522 265
Republic Bancorp, Inc. Class A 694 48
Resolute Holdings Management, Inc.(Æ) 352 73
Rhinebeck Bancorp, Inc.(Æ) 374 4
Richmond Mutual BanCorp, Inc. 754 11
Rithm Property Trust, Inc.(ö) 581 10
Riverview Bancorp, Inc. 1,693 8
RLJ Lodging Trust(ö) 10,888 81
RMR Group, Inc. (The) Class A 1,286 19
Root, Inc. Class A(Æ) 966 70
Ryman Hospitality Properties, Inc.(ö) 4,927 466
S&T Bancorp, Inc. 3,031 119
Sabra Health Care REIT, Inc.(ö) 18,964 359
Safehold, Inc.(ö) 4,653 64
Safety Insurance Group, Inc. 1,167 91
Saul Centers, Inc.(ö) 1,020 32
SB Financial Group, Inc. 492 11
Seacoast Banking Corp. of Florida 6,780 213
Seaport Entertainment Group, Inc.(Æ) 618 12
Security National Financial Corp. Class
A(Æ) 1,280 12
Selective Insurance Group, Inc. 4,841 405
Selectquote, Inc.(Æ) 11,385 16
Service Properties Trust(ö) 12,806 24
ServisFirst Bancshares, Inc. 4,116 295
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Seven Hills Realty Trust(ö) 1,206 11
Shore Bancshares, Inc. 2,557 45
Siebert Financial Corp.(Æ) 1,171 4
Sierra Bancorp 1,040 34
Sila Realty Trust, Inc.(ö) 4,412 103
Silvercrest Asset Management Group, Inc.
Class A 664 10
Simmons First National Corp. Class A 11,295 213
SiriusPoint, Ltd.(Æ) 8,176 179
SITE Centers Corp.(ö) 4,160 27
Sky Harbour Group Corp.(Æ) 1,762 16
Skyward Specialty Insurance Group, Inc.
(Æ) 2,847 146
SL Green Realty Corp.(ö) 5,733 263
Slide Insurance Holdings, Inc.(Æ) 2,293 45
SmartFinancial, Inc. 1,204 45
Smartstop Self Storage REIT, Inc.(ö) 2,490 77
Sound Financial Bancorp, Inc. 177 8
South Plains Financial, Inc. 1,066 41
Southern First Bancshares, Inc.(Æ) 644 33
Southern Missouri Bancorp, Inc. 801 47
Southside Bancshares, Inc. 2,396 73
Spire Global, Inc.(Æ) 2,273 17
SR Bancorp, Inc. 652 10
St. Joe Co. (The) 3,038 180
Stellar Bancorp, Inc. 3,729 115
StepStone Group, Inc. Class A 5,556 357
Stewart Information Services Corp. 2,218 156
Stock Yards Bancorp, Inc. 2,096 136
StoneX Group, Inc.(Æ) 3,876 369
Stratus Properties, Inc.(Æ) 553 13
Strawberry Fields REIT, Inc.(ö) 598 8
Summit Hotel Properties, Inc.(ö) 9,096 44
Sunrise Realty Trust, Inc.(ö) 842 8
Sunstone Hotel Investors, Inc.(ö) 14,424 129
SWK Holdings Corp. 252 4
Tanger, Inc.(ö) 8,917 298
Target Hospitality Corp. Class A(Æ) 2,662 21
Tejon Ranch Co.(Æ) 1,743 27
TeraWulf, Inc.(Æ) 24,031 276
Terreno Realty Corp.(ö) 8,160 479
Texas Capital Bancshares, Inc.(Æ) 3,620 328
Third Coast Bancshares, Inc.(Æ) 1,066 41
TIC Solutions, Inc.(Æ) 15,823 160
Timberland Bancorp, Inc. 618 22
Tiptree, Inc. Class A 1,950 36
Tompkins Financial Corp. 1,069 78
Towne Bank 5,822 194
TPG Mortgage Investment Trust, Inc.(ö) 2,311 20
TPG RE Finance Trust, Inc.(ö) 5,677 49
Transcontinental Realty Investors, Inc.(Æ) 157 9
TriCo Bancshares 2,411 114
Triumph Financial, Inc.(Æ) 1,811 113
Trupanion, Inc.(Æ) 2,939 110
TrustCo Bank Corp. 1,542 64
Trustmark Corp. 4,527 176
Two Harbors Investment Corp.(ö) 8,277 87

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
120 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
UMB Financial Corp. 5,745 661
UMH Properties, Inc.(ö) 6,337 101
Union Bankshares, Inc. 301 7
United Bankshares, Inc. 11,084 426
United Community Banks, Inc. 9,775 305
United Fire Group, Inc. 1,744 63
United Insurance Holdings Corp. 2,025 26
United Security Bancshares 1,147 12
Unity Bancorp, Inc. 606 31
Universal Health Realty Income Trust(ö) 1,068 42
Universal Insurance Holdings, Inc. 2,107 71
Univest Financial Corp. 2,251 74
Upstart Holdings, Inc.(Æ) 6,710 293
Urban Edge Properties(ö) 10,087 194
Valley National Bancorp 38,679 452
Value Line, Inc. 65 2
Velocity Financial, Inc.(Æ) 928 19
Veris Residential, Inc.(ö) 5,988 89
Vestis Corp. 9,558 64
Victory Capital Holdings, Inc. Class A 3,528 223
Virginia National Bankshares Corp. 394 16
Virtus Investment Partners, Inc. 509 83
Vroom, Inc.(Æ) 89 2
WaFd, Inc. 6,171 198
Walker & Dunlop, Inc. 2,614 157
Washington Trust Bancorp, Inc. 1,595 47
Waterstone Financial, Inc. 1,309 22
Webull Corp.(Æ) 21,642 168
WesBanco, Inc. 7,549 251
West BanCorp, Inc. 1,252 28
Westamerica BanCorp 1,961 94
Western New England Bancorp, Inc. 1,523 19
Westwood Holdings Group, Inc. 617 11
Whitestone REIT Class B(ö) 3,739 52
WisdomTree, Inc. 9,970 122
World Acceptance Corp.(Æ) 223 31
WSFS Financial Corp. 4,462 246
Xenia Hotels & Resorts, Inc.(ö) 7,534 107
55,045
Health Care - 17.9%
10X Genomics, Inc. Class A(Æ) 8,547 139
4D Molecular Therapeutics, Inc.(Æ) 3,326 25
Aardvark Therapeutics, Inc.(Æ) 469 6
Abeona Therapeutics, Inc.(Æ) 3,618 19
Absci Corp.(Æ) 11,021 38
Acadia Pharmaceuticals, Inc.(Æ) 9,920 265
Accendra Health, Inc.(Æ) 6,246 17
Accuray, Inc.(Æ) 8,401 7
Aclaris Therapeutics, Inc.(Æ) 7,518 23
Actuate Therapeutics, Inc.(Æ) 487 3
AdaptHealth Corp.(Æ) 8,067 80
Adaptive Biotechnologies Corp.(Æ) 11,892 193
ADC Therapeutics SA(Æ) 6,000 21
Addus HomeCare Corp.(Æ) 1,440 155
ADMA Biologics, Inc.(Æ) 18,476 337
agilon health, Inc.(Æ) 25,566 18
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Agios Pharmaceuticals, Inc.(Æ) 4,474 122
Akebia Therapeutics, Inc.(Æ) 20,707 33
Aldeyra Therapeutics, Inc.(Æ) 4,494 23
Alector, Inc.(Æ) 6,602 10
Alignment Healthcare, Inc.(Æ) 13,438 265
Alkermes PLC(Æ) 12,932 362
Allogene Therapeutics, Inc.(Æ) 12,559 17
Alpha Teknova, Inc.(Æ) 899 3
Alphatec Holdings, Inc.(Æ) 9,250 195
Altimmune, Inc.(Æ) 6,410 23
Alumis, Inc.(Æ) 4,689 46
Amicus Therapeutics, Inc.(Æ) 23,600 336
Amneal Pharmaceuticals, Inc.(Æ) 11,993 151
Amphastar Pharmaceuticals, Inc.(Æ) 2,876 77
Amylyx Pharmaceuticals, Inc.(Æ) 7,028 85
AnaptysBio, Inc.(Æ) 1,458 71
Anavex Life Sciences Corp.(Æ) 6,924 25
AngioDynamics, Inc.(Æ) 3,216 41
ANI Pharmaceuticals, Inc.(Æ) 1,441 114
Anika Therapeutics, Inc.(Æ) 1,032 10
Annexon, Inc.(Æ) 7,931 40
Anteris Technologies Global Corp.(Æ) 2,841 14
Apogee Therapeutics, Inc.(Æ) 3,047 230
Aquestive Therapeutics, Inc.(Æ) 7,126 46
Arbutus Biopharma Corp.(Æ) 12,539 60
Arcellx, Inc.(Æ) 2,710 177
Arcturus Therapeutics Holdings, Inc.(Æ) 2,096 13
Arcus Biosciences, Inc.(Æ) 6,253 149
Arcutis Biotherapeutics, Inc.(Æ) 8,538 248
Ardelyx, Inc.(Æ) 19,546 114
Ardent Health Partners, Inc.(Æ) 1,920 17
ArriVent Biopharma, Inc.(Æ) 2,068 42
Arrowhead Pharmaceuticals, Inc.(Æ) 10,510 698
ARS Pharmaceuticals, Inc.(Æ) 4,955 58
Artivion, Inc.(Æ) 3,158 144
Arvinas, Inc.(Æ) 5,434 64
Astrana Health, Inc.(Æ) 3,226 80
Astria Therapeutics, Inc.(Æ) 3,000 39
Atea Pharmaceuticals, Inc.(Æ) 6,349 23
Atlantic International Corp.(Æ) 891 1
AtriCure, Inc.(Æ) 3,849 152
aTyr Pharma, Inc.(Æ) 7,205 6
Aura Biosciences, Inc.(Æ) 3,675 20
Aurinia Pharmaceuticals, Inc.(Æ) 9,269 148
Avadel Pharmaceuticals PLC(Æ) 7,122 153
Avanos Medical, Inc.(Æ) 3,712 42
Aveanna Healthcare Holdings, Inc.(Æ) 5,511 45
Avidity Biosciences, Inc.(Æ) 9,173 662
Avita Medical, Inc.(Æ) 1,001 3
Axogen, Inc.(Æ) 3,521 115
Axsome Therapeutics, Inc.(Æ) 3,225 589
Azenta, Inc.(Æ) 3,233 108
Beam Therapeutics, Inc.(Æ) 7,572 210
Benitec Biopharma, Inc.(Æ) 1,198 16
Beta Bionics, Inc.(Æ) 3,039 93
Bicara Therapeutics, Inc.(Æ) 2,494 42
BioAge Labs, Inc.(Æ) 1,965 26

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 121
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
BioCryst Pharmaceuticals, Inc.(Æ) 16,589 129
Biohaven, Ltd.(Æ) 7,493 85
BioLife Solutions, Inc.(Æ) 3,142 76
Biote Corp. Class A(Æ) 2,415 6
Bioventus, Inc. Class A(Æ) 3,820 28
BridgeBio Pharma, Inc.(Æ) 12,593 963
Bright Minds Biosciences, Inc.(Æ) 381 30
BrightSpring Health Services, Inc.(Æ) 8,848 331
Brookdale Senior Living, Inc. Class A(Æ) 18,305 198
Butterfly Network, Inc.(Æ) 15,909 60
Candel Therapeutics, Inc.(Æ) 3,258 18
Capricor Therapeutics, Inc.(Æ) 3,040 88
CapsoVision, Inc.(Æ) 489 5
Cardiff Oncology, Inc.(Æ) 5,135 14
CareDx, Inc.(Æ) 4,127 78
Carlsmed, Inc.(Æ) 582 7
Cartesian Therapeutics, Inc.(Æ) 767 6
Castle Biosciences, Inc.(Æ) 2,249 87
Catalyst Pharmaceuticals, Inc.(Æ) 9,167 214
Celcuity, Inc.(Æ) 2,545 254
Celldex Therapeutics, Inc.(Æ) 5,218 142
Ceribell, Inc.(Æ) 2,064 45
Cerus Corp.(Æ) 15,297 32
CG Oncology, Inc.(Æ) 4,452 185
Cidara Therapeutics, Inc.(Æ) 1,553 343
Claritev Corp.(Æ) 638 27
ClearPoint Neuro, Inc.(Æ) 2,158 30
Clover Health Investments Corp.(Æ) 33,443 79
Cogent Biosciences, Inc.(Æ) 11,057 393
Coherus BioSciences, Inc.(Æ) 8,784 12
Collegium Pharmaceutical, Inc.(Æ) 2,487 115
Community Health Systems, Inc.(Æ) 10,757 34
Compass Therapeutics, Inc.(Æ) 10,358 56
Concentra Group Holdings Parent, Inc. 9,318 183
CONMED Corp. 2,470 100
CorMedix, Inc.(Æ) 5,932 69
CorVel Corp.(Æ) 2,321 157
Corvus Pharmaceuticals, Inc.(Æ) 4,970 38
Crinetics Pharmaceuticals, Inc.(Æ) 7,196 335
CRISPR Therapeutics AG(Æ) 6,901 362
Cullinan Oncology, Inc.(Æ) 4,225 44
CVRx, Inc.(Æ) 1,331 9
Cytek Biosciences, Inc.(Æ) 9,739 49
Cytokinetics, Inc.(Æ) 9,308 591
Day One Biopharmaceuticals, Inc.(Æ) 5,962 56
Definitive Healthcare Corp.(Æ) 2,936 8
Delcath Systems, Inc.(Æ) 2,495 25
Denali Therapeutics, Inc.(Æ) 10,560 174
Design Therapeutics, Inc.(Æ) 1,943 18
DiaMedica Therapeutics, Inc.(Æ) 2,671 21
Dianthus Therapeutics, Inc.(Æ) 1,935 80
Disc Medicine, Inc.(Æ) 1,886 150
DocGo, Inc.(Æ) 7,545 7
Dynavax Technologies Corp.(Æ) 7,987 123
Dyne Therapeutics, Inc.(Æ) 9,962 195
Edgewise Therapeutics, Inc.(Æ) 5,343 133
Editas Medicine, Inc.(Æ) 6,990 14
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Electromed, Inc.(Æ) 571 17
Eledon Pharmaceuticals, Inc.(Æ) 4,854 7
Embecta Corp. 4,848 58
Emergent BioSolutions, Inc.(Æ) 4,134 51
Enanta Pharmaceuticals, Inc.(Æ) 1,670 26
Enhabit, Inc.(Æ) 4,105 38
Enliven Therapeutics, Inc.(Æ) 3,109 48
Enovis Corp. Class W(Æ) 4,533 121
Ensign Group, Inc. (The) 4,454 776
Entrada Therapeutics, Inc.(Æ) 2,329 24
Erasca, Inc.(Æ) 14,378 53
Esperion Therapeutics, Inc.(Æ) 16,539 61
ETON Pharmaceuticals, Inc.(Æ) 2,123 36
Evolus, Inc.(Æ) 4,111 27
EyePoint Pharmaceuticals, Inc.(Æ) 5,968 109
Fate Therapeutics, Inc.(Æ) 9,008 9
Fennec Pharmaceuticals, Inc.(Æ) 1,942 15
Foghorn Therapeutics Inc.(Æ) 2,713 15
Fortrea Holdings, Inc.(Æ) 7,227 125
Fulcrum Therapeutics, Inc.(Æ) 3,507 40
Fulgent Genetics, Inc.(Æ) 1,737 46
GeneDx Holdings Corp.(Æ) 1,497 195
Geron Corp.(Æ) 44,654 59
Ginkgo Bioworks Holdings, Inc.(Æ) 3,220 27
Glaukos Corp.(Æ) 4,459 503
Gossamer Bio, Inc.(Æ) 15,731 49
GRAIL, Inc.(Æ) 2,765 237
Greenwich LifeSciences, Inc.(Æ) 505 11
Guardant Health, Inc.(Æ) 9,612 982
Guardian Pharmacy Services, Inc. Class
A(Æ) 1,676 50
Gyre Therapeutics, Inc.(Æ) 1,124 8
Haemonetics Corp.(Æ) 3,845 308
Harmony Biosciences Holdings, Inc.(Æ) 3,485 130
Harrow, Inc.(Æ) 2,501 123
Health Catalyst, Inc.(Æ) 5,602 13
HealthEquity, Inc.(Æ) 6,761 619
HeartFlow, Inc.(Æ) 1,538 45
Heron Therapeutics, Inc.(Æ) 12,671 16
Humacyte, Inc.(Æ) 10,381 10
ICU Medical, Inc.(Æ) 1,907 272
IDEAYA Biosciences, Inc.(Æ) 6,393 221
ImmunityBio, Inc.(Æ) 19,053 38
Immunome, Inc.(Æ) 7,417 159
Immunovant, Inc.(Æ) 5,435 138
Indivior PLC(Æ) 9,669 347
Inhibikase Therapeutics, Inc.(Æ) 5,009 10
Inhibrx Biosciences, Inc.(Æ) 751 59
INmune Bio, Inc.(Æ) 1,383 2
InnovAge Holding Corp.(Æ) 1,676 9
Innoviva, Inc.(Æ) 4,988 100
Inogen, Inc.(Æ) 1,970 13
Integer Holdings Corp.(Æ) 2,748 216
Integra LifeSciences Holdings Corp.(Æ) 5,555 69
Intellia Therapeutics, Inc.(Æ) 8,112 73
Iovance Biotherapeutics, Inc.(Æ) 21,234 58
iRadimed Corp. 674 66

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
122 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
iRhythm Holdings, Inc.(Æ) 2,539 451
Ironwood Pharmaceuticals, Inc. Class A(Æ) 13,252 45
Jade Biosciences, Inc.(Æ) 3,620 56
Janux Therapeutics, Inc.(Æ) 3,261 45
Joint Corp. (The)(Æ) 1,249 11
Journey Medical Corp.(Æ) 1,005 8
KalVista Pharmaceuticals, Inc.(Æ) 3,127 51
Keros Therapeutics, Inc.(Æ) 2,313 47
Kestra Medical Technologies, Ltd.(Æ) 1,552 41
Kodiak Sciences, Inc.(Æ) 2,711 76
Korro Bio, Inc.(Æ) 549 4
KORU Medical Systems, Inc.(Æ) 3,518 20
Krystal Biotech, Inc.(Æ) 1,950 481
Kura Oncology, Inc.(Æ) 6,550 68
Kymera Therapeutics, Inc.(Æ) 4,467 348
Lantheus Holdings, Inc.(Æ) 5,303 353
Larimar Therapeutics, Inc.(Æ) 3,506 13
LB Pharmaceuticals, Inc.(Æ) 1,525 34
LeMaitre Vascular, Inc. 1,663 135
LENZ Therapeutics, Inc.(Æ) 1,331 21
Lexeo Therapeutics, Inc.(Æ) 4,991 50
Lifecore Biomedical, Inc.(Æ) 2,286 19
LifeStance Health Group, Inc.(Æ) 13,170 93
Ligand Pharmaceuticals, Inc. Class B(Æ) 1,540 291
Liquidia Corp.(Æ) 5,119 177
LivaNova PLC(Æ) 4,346 267
Lucid Diagnostics, Inc.(Æ) 5,733 6
Madrigal Pharmaceuticals, Inc.(Æ) 1,473 858
MannKind Corp.(Æ) 24,100 137
MapLight Therapeutics, Inc.(Æ) 1,337 23
Maravai LifeSciences Holdings, Inc. Class
A(Æ) 8,649 28
MaxCyte, Inc.(Æ) 8,376 13
Maze Therapeutics, Inc.(Æ) 1,666 69
MBX Biosciences, Inc.(Æ) 2,249 71
MediWound, Ltd.(Æ) 639 12
MeiraGTx Holdings PLC(Æ) 3,452 27
Merit Medical Systems, Inc.(Æ) 4,660 411
MiMedx Group, Inc.(Æ) 9,802 66
Mind Medicine (MindMed), Inc.(Æ) 7,453 100
Mineralys Therapeutics, Inc.(Æ) 3,706 134
Mirum Pharmaceuticals, Inc.(Æ) 3,245 256
Monopar Therapeutics, Inc.(Æ) 337 22
Monte Rosa Therapeutics, Inc.(Æ) 3,863 61
Myomo, Inc.(Æ) 2,696 2
Myriad Genetics, Inc.(Æ) 7,541 46
Nano-X Imaging, Ltd. Class X(Æ) 5,322 15
National HealthCare Corp. 1,013 139
Neogen Corp.(Æ) 17,299 121
NeoGenomics, Inc.(Æ) 10,224 120
Neurogene, Inc.(Æ) 815 17
Neuronetics, Inc.(Æ) 2,995 4
NeuroPace, Inc.(Æ) 1,991 31
Niagen Bioscience, Inc.(Æ) 4,325 28
Nkarta, Inc.(Æ) 4,430 8
Novavax, Inc.(Æ) 11,866 80
Novocure, Ltd.(Æ) 8,046 104
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Nurix Therapeutics, Inc.(Æ) 7,929 150
Nuvalent, Inc. Class A(Æ) 3,955 398
Nuvation Bio, Inc.(Æ) 19,115 171
Nuvectis Pharma, Inc.(Æ) 1,066 8
Ocular Therapeutix, Inc.(Æ) 13,871 168
Olema Pharmaceuticals, Inc.(Æ) 4,735 118
Omada Health, Inc.(Æ) 789 12
Omeros Corp.(Æ) 5,457 94
Omnicell, Inc.(Æ) 3,603 163
Oncology Institute, Inc. (The)(Æ) 4,889 17
OPKO Health, Inc.(Æ) 34,690 44
Option Care Health, Inc.(Æ) 12,658 403
Oranogenesis Holdings, Inc.(Æ) 5,657 29
OraSure Technologies, Inc.(Æ) 6,228 15
ORIC Pharmaceuticals, Inc.(Æ) 4,974 41
Orthofix Medical, Inc.(Æ) 3,214 49
OrthoPediatrics Corp.(Æ) 1,402 25
Oruka Therapeutics, Inc.(Æ) 3,041 92
Oscar Health, Inc. Class A(Æ) 15,475 222
Outset Medical, Inc.(Æ) 1,468 5
Pacific Biosciences of California, Inc.(Æ) 22,871 43
Pacira BioSciences, Inc.(Æ) 3,547 92
PACS Group, Inc.(Æ) 3,487 134
Palvella Therapeutics, Inc.(Æ) 568 59
Pediatrix Medical Group, Inc.(Æ) 6,813 146
Pennant Group, Inc. (The)(Æ) 2,683 76
Personalis, Inc.(Æ) 4,153 33
Perspective Therapeutics, Inc.(Æ) 4,936 14
Phathom Pharmaceuticals, Inc.(Æ) 3,145 52
Phibro Animal Health Corp. Class A 1,694 63
Phreesia, Inc.(Æ) 4,537 77
Picard Medical, Inc.(Æ) 392 1
Praxis Precision Medicines, Inc.(Æ) 1,779 524
Precigen, Inc.(Æ) 12,425 52
Prestige Consumer Healthcare, Inc.(Æ) 3,945 243
Prime Medicine, Inc.(Æ) 6,345 22
Privia Health Group, Inc.(Æ) 9,165 217
PROCEPT BioRobotics Corp.(Æ) 4,186 132
Protagonist Therapeutics, Inc.(Æ) 4,637 405
Protalix BioTherapeutics, Inc.(Æ) 5,776 10
Protara Therapeutics, Inc.(Æ) 2,676 14
Prothena Corp. PLC(Æ) 3,211 31
PTC Therapeutics, Inc.(Æ) 6,190 470
Pulmonx Corp.(Æ) 3,164 7
Pulse Biosciences, Inc.(Æ) 1,468 20
Puma Biotechnology, Inc.(Æ) 3,514 21
Pursuit Attractions and Hospitality, Inc.(Æ) 1,759 59
Quanterix Corp.(Æ) 3,375 21
Quantum-Si, Inc.(Æ) 11,683 13
QuidelOrtho Corp.(Æ) 5,404 154
RadNet, Inc.(Æ) 5,430 387
Rapport Therapeutics, Inc.(Æ) 2,247 68
Recursion Pharmaceuticals, Inc. Class A(Æ) 29,983 123
REGENXBIO, Inc.(Æ) 3,875 56
Relay Therapeutics, Inc.(Æ) 10,968 93
Replimune Group, Inc.(Æ) 5,452 53
Rezolute, Inc.(Æ) 6,520 15

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 123
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Rhythm Pharmaceuticals, Inc.(Æ) 4,151 444
Rigel Pharmaceuticals, Inc.(Æ) 1,459 62
Rocket Pharmaceuticals, Inc.(Æ) 6,947 24
RxSight, Inc.(Æ) 2,761 29
Sana Biotechnology, Inc.(Æ) 11,051 45
Sanara Medtech, Inc.(Æ) 252 6
SANUWAVE Health, Inc.(Æ) 581 17
Savara, Inc.(Æ) 11,251 68
SBC Medical Group Holdings, Inc.(Æ) 468 2
Scholar Rock Holding Corp.(Æ) 6,466 285
Schrodinger, Inc.(Æ) 4,458 80
Select Medical Holdings Corp. 8,521 127
SELLAS Life Sciences Group, Inc.(Æ) 7,905 30
Semler Scientific, Inc.(Æ) 1,011 15
Septerna, Inc.(Æ) 1,770 49
Shoulder Innovations, Inc.(Æ) 408 6
SI-BONE, Inc.(Æ) 3,146 62
SIGA Technologies, Inc. 3,402 21
Sionna Therapeutics, Inc.(Æ) 1,022 42
Soleno Therapeutics, Inc.(Æ) 3,692 171
Solid Biosciences Inc.(Æ) 4,668 26
Sonida Senior Living, Inc.(Æ) 455 15
Spyre Therapeutics, Inc.(Æ) 5,451 179
STAAR Surgical Co.(Æ) 3,957 91
Standard BioTools, Inc.(Æ) 24,793 32
Stereotaxis, Inc.(Æ) 4,743 11
Stoke Therapeutics, Inc.(Æ) 3,563 113
Supernus Pharmaceuticals, Inc.(Æ) 4,269 212
Surgery Partners, Inc.(Æ) 6,126 95
Syndax Pharmaceuticals, Inc.(Æ) 6,781 142
Tactile Systems Technology, Inc.(Æ) 1,750 51
Talkspace, Inc.(Æ) 12,127 44
Tandem Diabetes Care, Inc.(Æ) 5,372 118
Tango Therapeutics, Inc.(Æ) 8,417 75
Tarsus Pharmaceuticals, Inc.(Æ) 3,113 255
Taysha Gene Therapies, Inc.(Æ) 16,921 93
Tectonic Therapeutic, Inc.(Æ) 910 19
Teladoc Health, Inc.(Æ) 14,567 102
Terns Pharmaceuticals, Inc.(Æ) 6,789 274
Tevogen Bio Holdings, Inc.(Æ) 2,347 1
TG Therapeutics, Inc.(Æ) 11,558 345
Theravance Biopharma, Inc.(Æ) 3,136 59
Tonix Pharmaceuticals Holding Corp.(Æ) 740 12
TransMedics Group, Inc.(Æ) 2,639 321
Travere Therapeutics, Inc.(Æ) 6,532 250
Treace Medical Concepts, Inc.(Æ) 3,950 10
Trevi Therapeutics, Inc.(Æ) 7,363 92
TriSalus Life Sciences, Inc.(Æ) 1,321 9
TruBridge, Inc.(Æ) 827 18
TuHURA Biosciences, Inc.(Æ) 2,127 2
Tvardi Therapeutics, Inc.(Æ) 391 2
Twist Bioscience Corp.(Æ) 4,714 150
Tyra Biosciences, Inc.(Æ) 1,995 52
UFP Technologies, Inc.(Æ) 592 131
Upstream Bio, Inc.(Æ) 2,676 73
UroGen Pharma, Ltd.(Æ) 3,056 72
US Physical Therapy, Inc. 1,196 93
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Utah Medical Products, Inc. 256 14
Vanda Pharmaceuticals, Inc.(Æ) 4,615 41
Varex Imaging Corp.(Æ) 3,399 40
Vaxcyte, Inc.(Æ) 9,124 421
Vera Therapeutics, Inc.(Æ) 4,403 223
Veracyte, Inc.(Æ) 6,240 263
Verastem, Inc.(Æ) 3,759 29
Vericel Corp.(Æ) 4,015 145
Viemed Healthcare, Inc.(Æ) 2,886 21
Vir Biotechnology, Inc.(Æ) 7,377 44
Viridian Therapeutics, Inc.(Æ) 6,329 197
Voyager Therapeutics, Inc.(Æ) 3,858 15
WaVe Life Sciences, Ltd.(Æ) 8,921 152
Waystar Holding Corp.(Æ) 8,722 286
Xencor, Inc.(Æ) 5,569 85
Xenon Pharmaceuticals, Inc.(Æ) 6,060 272
Xeris Biopharma Holdings, Inc.(Æ) 12,159 95
XOMA Corp.(Æ) 778 21
Zenas Biopharma, Inc.(Æ) 1,345 49
Zevra Therapeutics, Inc.(Æ) 4,495 40
Zymeworks, Inc.(Æ) 4,062 107
42,312
Materials and Processing - 7.1%
AdvanSix, Inc. 2,176 38
Airjoule Technologies Corp.(Æ) 1,780 7
A-Mark Precious Metals, Inc. 1,573 54
American Battery Technology Co.(Æ) 6,721 23
American Vanguard Corp.(Æ) 2,158 8
American Woodmark Corp.(Æ) 1,135 61
Apogee Enterprises, Inc. 1,754 64
Ardagh Metal Packaging SA 11,556 47
Aspen Aerogels, Inc.(Æ) 5,492 16
Avient Corp. 7,334 229
Balchem Corp. 2,615 401
Belden, Inc. 3,105 362
Boise Cascade Co. 3,010 222
BrightView Holdings, Inc. 5,731 73
Cabot Corp. 4,220 280
Caledonia Mining Corp. PLC 1,366 36
Calumet, Inc.(Æ) 5,459 109
Century Aluminum Co.(Æ) 4,213 165
Chemours Co. (The) 12,015 142
Clearwater Paper Corp.(Æ) 1,309 23
Codexis, Inc.(Æ) 6,781 11
Coeur Mining, Inc.(Æ) 50,704 904
Commercial Metals Co. 8,830 611
Compass Minerals International, Inc.(Æ) 2,867 56
CompX International, Inc. 127 3
Constellium SE(Æ) 10,878 205
Contango ORE, Inc.(Æ) 708 19
Core Molding Technologies, Inc.(Æ) 702 14
Critical Metals Corp.(Æ) 2,667 19
Dakota Gold Corp.(Æ) 7,129 41
Eastern Co. (The) 476 9
Ecovyst, Inc.(Æ) 9,060 88
EVI Industries, Inc. 419 10

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
124 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Fabrinet(Æ) 2,865 1,304
Ferroglobe PLC 9,902 46
Friedman Industries, Inc. 551 11
FutureFuel Corp. 2,086 7
Gibraltar Industries, Inc.(Æ) 2,361 117
Global Industrial Co. 1,189 35
Greif, Inc. Class A 2,009 136
Greif, Inc. Class B 385 29
Griffon Corp. 3,061 225
H.B. Fuller Co. 4,361 259
Hawkins, Inc. 1,553 221
Healthcare Services Group, Inc.(Æ) 5,579 107
Hecla Mining Co. 50,394 967
Hudson Technologies, Inc.(Æ) 3,224 22
Idaho Strategic Resources, Inc.(Æ) 1,040 42
Ingevity Corp.(Æ) 2,909 172
Innospec, Inc. 1,997 153
Installed Building Products, Inc. 1,840 477
Insteel Industries, Inc. 1,548 49
Interface, Inc. Class A 4,597 128
Intrepid Potash, Inc.(Æ) 892 25
Ivanhoe Electric, Inc.(Æ) 8,446 135
JELD-WEN Holding, Inc.(Æ) 7,043 17
Kaiser Aluminum Corp. 1,276 147
Karat Packaging, Inc. 719 16
Knife River Corp.(Æ) 4,563 321
Koppers Holdings, Inc. 1,600 43
Kronos Worldwide, Inc. 1,808 8
LB Foster Co. Class A(Æ) 847 23
Legence Corp. Class A(Æ) 2,937 126
LSB Industries, Inc.(Æ) 4,460 38
LSI Industries, Inc. 2,205 40
Magnera Corp.(Æ) 2,758 42
Masterbrand, Inc.(Æ) 10,071 111
Mativ Holdings, Inc. 4,476 54
Metallus, Inc.(Æ) 3,041 52
Minerals Technologies, Inc. 2,520 154
Modine Manufacturing Co.(Æ) 4,157 555
Mueller Water Products, Inc. Class A 12,444 296
Myers Industries, Inc. 3,075 58
NioCorp Developments, Ltd.(Æ) 8,473 45
NL Industries, Inc. 698 4
NovaGold Resources, Inc.(Æ) 24,180 225
NWPX Infrastructure, Inc.(Æ) 749 47
O-I Glass, Inc. Class I(Æ) 12,266 181
Oil-Dri Corp. of America 821 40
Olympic Steel, Inc. 820 35
Omega Flex, Inc. 295 9
OPENLANE, Inc.(Æ) 8,342 248
Orion SA 4,596 24
Perimeter Solutions, Inc.(Æ) 11,102 306
Perpetua Resources Corp.(Æ) 6,735 163
Quaker Chemical Corp. 1,115 153
Ranpak Holdings Corp.(Æ) 3,890 21
Rayonier Advanced Materials, Inc.(Æ) 5,339 32
Resideo Technologies, Inc.(Æ) 10,240 360
Rogers Corp.(Æ) 1,431 131
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Rush Enterprises, Inc. Class A 4,875 263
Rush Enterprises, Inc. Class B 681 38
ScanSource, Inc.(Æ) 1,672 65
Sensient Technologies Corp. 3,373 317
Smith-Midland Corp.(Æ) 226 8
SPX Technologies, Inc.(Æ) 3,824 765
SSR Mining, Inc.(Æ) 16,256 356
Stepan Co. 1,709 81
Sylvamo Corp. 2,727 131
Tecnoglass, Inc. 2,016 101
ThredUp, Inc. Class A(Æ) 7,536 48
Titan America SA 2,014 33
Tredegar Corp.(Æ) 2,212 16
TriMas Corp. 2,527 90
Trinseo PLC 2,820 1
Tronox Holdings PLC Class A 9,902 41
U.S. GoldMining Inc.(Æ) 135 1
UFP Industries, Inc. 4,601 419
United States Lime & Minerals, Inc. 855 102
US Gold Corp.(Æ) 912 18
USA Rare Earth, Inc.(Æ) 6,977 83
Valhi, Inc. 201 2
Virco Mfg. Corp. 912 6
Vox Royalty Corp. 3,322 16
VSE Corp. 1,792 310
Worthington Enterprises, Inc. 2,509 129
Worthington Steel, Inc. 2,605 90
16,672
Producer Durables - 15.8%
908 Devices, Inc.(Æ) 2,268 12
AAR Corp.(Æ) 3,096 256
ABM Industries, Inc. 4,830 204
Acacia Research Corp.(Æ) 2,833 11
ACCO Brands Corp. 7,239 27
Adient PLC(Æ) 6,460 124
Advantage Solutions, Inc.(Æ) 7,806 7
Aebi Schmidt Holding AG 3,115 39
AeroVironment, Inc.(Æ) 2,994 724
Aeva Technologies, Inc.(Æ) 2,538 34
Alamo Group, Inc. 826 139
Alarm.com Holdings, Inc.(Æ) 3,774 193
Albany International Corp. Class A 2,341 119
Alight, Inc. Class A 35,732 70
Allegiant Travel Co. Class A(Æ) 1,143 97
Allient, Inc. 1,194 64
Alta Equipment Group, Inc. 1,683 8
American Superconductor Corp.(Æ) 3,573 103
AMN Healthcare Services, Inc.(Æ) 3,175 50
Amprius Technologies, Inc.(Æ) 7,720 61
ArcBest Corp. 1,817 135
Arcosa, Inc. 3,874 412
Ardmore Shipping Corp. 2,858 30
Argan, Inc. 1,057 331
Arhaus, Inc.(Æ) 4,241 48
Ascent Industries Co.(Æ) 659 11
ASGN, Inc.(Æ) 3,303 159

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 125
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Astec Industries, Inc. 1,810 78
Astronics Corp.(Æ) 2,429 132
AZZ, Inc. 2,369 254
Badger Meter, Inc. 2,368 413
Barrett Business Services, Inc. 2,063 75
Beyond Meat, Inc.(Æ) 30,381 25
Bloom Energy Corp. Class A(Æ) 17,262 1,500
Blue Bird Corp.(Æ) 2,525 119
Bowman Consulting Group, Ltd.(Æ) 1,164 38
Brink's Co. (The) 3,359 392
Bristow Group, Inc.(Æ) 2,256 83
Cactus, Inc. Class A 5,468 250
Casella Waste Systems, Inc. Class A(Æ) 5,012 491
CBIZ, Inc.(Æ) 3,919 198
CECO Environmental Corp.(Æ) 2,323 139
Centuri Holdings, Inc.(Æ) 6,209 157
Chaince Digital Holdings, Inc.(Æ) 2,650 13
Champion Homes, Inc.(Æ) 4,485 379
Chart Industries, Inc.(Æ) 3,587 740
Cimpress PLC(Æ) 1,244 83
Clean Energy Fuels Corp.(Æ) 14,596 31
Columbus McKinnon Corp. 2,346 40
CompoSecure, Inc. Class A 4,549 88
Concrete Pumping Holdings, Inc. 1,875 13
Construction Partners, Inc. Class A(Æ) 3,737 406
CoreCivic, Inc.(Æ) 8,367 160
Costamare Bulkers Holdings, Ltd.(Æ) 714 11
Costamare, Inc. 3,668 58
Covenant Logistics Group, Inc. Class A 1,355 30
CPI Card Group, Inc.(Æ) 489 7
CRA International, Inc. 506 102
Cross Country Healthcare, Inc.(Æ) 2,592 21
CryoPort, Inc.(Æ) 4,047 39
CSW Industrials, Inc. 1,300 382
Custom Truck One Source, Inc.(Æ) 4,993 29
Deluxe Corp. 3,509 78
DHT Holdings, Inc. 10,561 129
DMC Global, Inc.(Æ) 1,605 11
Dorian LPG, Ltd. 3,080 75
Dorman Products, Inc.(Æ) 2,200 271
Ducommun, Inc.(Æ) 1,090 104
DXP Enterprises, Inc.(Æ) 1,028 113
Dycom Industries, Inc.(Æ) 2,223 751
Eastman Kodak Co.(Æ) 3,823 32
Energy Recovery, Inc.(Æ) 4,102 55
Energy Services of America Corp. 979 8
EnerSys 2,960 434
Ennis, Inc. 2,054 37
EnPro Industries, Inc. 1,687 361
Enviri Corp.(Æ) 6,027 108
ESCO Technologies, Inc. 2,075 405
EVERTEC, Inc. 5,132 149
Exponent, Inc. 4,053 282
Federal Signal Corp. 4,793 520
First Advantage Corp.(Æ) 6,274 91
FLEX LNG, Ltd. 2,591 65
Fluor Corp.(Æ) 12,768 506
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Flyexclusive, Inc.(Æ) 445 2
Flywire Corp.(Æ) 9,346 132
Forrester Research, Inc.(Æ) 948 8
Forward Air Corp.(Æ) 1,699 42
Fox Factory Holding Corp.(Æ) 3,483 60
Franklin Covey Co.(Æ) 917 15
Franklin Electric Co., Inc. 3,077 294
Frontdoor, Inc.(Æ) 5,809 335
Frontier Group Holdings, Inc.(Æ) 7,012 33
Garrett Motion, Inc. 12,589 219
GATX Corp. 2,865 486
Genco Shipping & Trading, Ltd. 2,508 46
Gencor Industries, Inc.(Æ) 857 11
GEO Group, Inc. (The)(Æ) 10,714 173
Gorman-Rupp Co. (The) 1,663 79
Granite Construction, Inc. 3,493 403
Great Lakes Dredge & Dock Corp.(Æ) 5,514 72
Green Dot Corp. Class A(Æ) 4,444 57
Greenbrier Cos., Inc. (The) 2,413 113
Hackett Group, Inc. (The) 2,080 41
Heartland Express, Inc. 3,634 33
Helios Technologies, Inc. 2,646 142
Herc Holdings, Inc. Class W 2,607 387
Hertz Global Holdings, Inc.(Æ) 9,785 50
Hillman Solutions Corp.(Æ) 15,790 137
Himalaya Shipping, Ltd. 2,470 22
HireQuest, Inc. 458 5
HNI Corp. 5,050 212
Holley, Inc.(Æ) 4,933 20
Hub Group, Inc. Class A 4,764 203
Huron Consulting Group, Inc.(Æ) 1,357 235
Hyliion Holdings Corp.(Æ) 10,731 20
Hyster-Yale, Inc. 973 29
I3 Verticals, Inc. Class A(Æ) 1,912 48
ICF International, Inc. 1,461 125
IES Holdings, Inc.(Æ) 718 279
indie Semiconductor, Inc. Class A(Æ) 16,066 57
Information Services Group, Inc. 2,919 17
Insperity, Inc. 2,858 111
International Seaways, Inc. 3,208 156
Itron, Inc.(Æ) 3,622 336
Janus International Group, Inc.(Æ) 11,236 73
JBT Marel Corp. 4,143 624
JetBlue Airways Corp.(Æ) 23,497 107
Kadant, Inc. 940 268
Kelly Services, Inc. Class A 2,513 22
Kennametal, Inc. 6,075 173
Kforce, Inc. 1,486 46
Korn Ferry 4,124 272
Kratos Defense & Security Solutions, Inc.
(Æ) 13,205 1,002
Latham Group, Inc.(Æ) 3,722 24
LCI Industries 1,877 228
Lightbridge Corp.(Æ) 1,776 22
Limbach Holdings, Inc.(Æ) 879 68
Lindsay Corp. 865 102
Liquidity Services, Inc.(Æ) 1,927 58

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
126 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Lovesac Co. (The)(Æ) 1,125 17
Luxfer Holdings PLC - ADR 2,215 30
Mama's Creations, Inc.(Æ) 2,824 38
Manitowoc Co., Inc. (The)(Æ) 2,860 34
MARA Holdings, Inc.(Æ) 29,609 266
MarketWise, Inc. 181 3
Marten Transport, Ltd. 4,833 55
Materion Corp. 1,651 205
Matson, Inc. 2,493 308
Maximus, Inc. 4,516 390
Mayville Engineering Co., Inc.(Æ) 1,179 22
Mercury Systems, Inc.(Æ) 4,148 303
Mesa Laboratories, Inc. 429 34
Methode Electronics, Inc. 2,805 19
Microvast Holdings, Inc.(Æ) 16,482 46
Miller Industries, Inc. 916 34
MillerKnoll, Inc. 5,606 102
Mirion Technologies, Inc.(Æ) 18,743 439
Mistras Group, Inc.(Æ) 987 12
Mitek Systems, Inc.(Æ) 3,687 39
Montrose Environmental Group, Inc.(Æ) 2,688 67
Moog, Inc. Class A 2,231 543
MYR Group, Inc.(Æ) 1,228 268
NANO Nuclear Energy, Inc.(Æ) 3,171 76
National CineMedia, Inc. 5,310 21
National Research Corp. Class A 1,047 20
Navigator Holdings, Ltd. 2,503 43
NET Power, Inc.(Æ) 2,812 6
Nextpower, Inc. Class A(Æ) 11,558 1,007
Nexxen International, Ltd.(Æ) 3,132 20
Nordic American Tankers, Ltd. 16,990 58
NuScale Power Corp.(Æ) 10,040 142
Orion Group Holdings, Inc.(Æ) 3,124 31
OSI Systems, Inc.(Æ) 1,271 324
PAMT Corp.(Æ) 499 6
Pangaea Logistics Solutions, Ltd. 2,470 17
Park Aerospace, Corp. 1,512 32
Park-Ohio Holdings Corp. 796 17
Payoneer Global, Inc.(Æ) 22,058 124
Paysafe, Ltd.(Æ) 2,690 22
Perma-Fix Environmental Services, Inc.(Æ) 1,433 18
Phinia, Inc. 3,019 189
Pitney Bowes, Inc. 12,791 135
Powell Industries, Inc. 754 240
Power Solutions International, Inc.(Æ) 543 31
Primoris Services Corp. 4,317 536
Priority Technology Holdings, Inc.(Æ) 2,068 11
Pro-Dex, Inc.(Æ) 175 7
Proficient Auto Logistics, Inc.(Æ) 1,955 19
PROG Holdings, Inc. 3,137 93
Proto Labs, Inc.(Æ) 1,887 95
PureCycle Technologies, Inc.(Æ) 10,277 88
Quad/Graphics, Inc. 2,397 15
Radiant Logistics, Inc.(Æ) 2,747 17
RCM Technologies, Inc.(Æ) 407 8
Red Cat Holdings, Inc.(Æ) 7,319 58
Repay Holdings Corp.(Æ) 5,343 20
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Resources Connection, Inc. 2,695 14
Riot Platforms, Inc.(Æ) 27,764 352
RXO, Inc.(Æ) 12,889 163
Ryerson Holding Corp. 2,245 56
Sabre Corp.(Æ) 30,049 41
Safe Bulkers, Inc. 4,773 23
Scorpio Tankers, Inc. 3,640 185
Sezzle, Inc.(Æ) 1,266 80
SFL Corp., Ltd. 10,050 79
Sight Sciences, Inc.(Æ) 3,421 27
SkyWest, Inc.(Æ) 3,221 323
Sleep Number Corp.(Æ) 1,731 15
Solid Power, Inc.(Æ) 12,798 54
SoundThinking, Inc.(Æ) 791 6
Southland Holdings, Inc.(Æ) 881 3
Stagwell, Inc.(Æ) 8,862 43
Standex International Corp. 960 209
Sterling Infrastructure, Inc.(Æ) 2,365 724
StoneCo, Ltd. Class A(Æ) 20,035 296
Strattec Security Corp.(Æ) 321 24
Sun Country Airlines Holdings, Inc.(Æ) 4,238 61
Teekay Corporation, Ltd. 4,321 39
Teekay Tankers, Ltd. Class A 1,905 102
Tennant Co. 1,463 108
Terex Corp. 5,144 275
Thermon Group Holdings, Inc.(Æ) 2,622 97
Tidewater, Inc.(Æ) 3,925 198
Titan International, Inc.(Æ) 4,029 32
Titan Machinery, Inc.(Æ) 1,727 26
TreeHouse Foods, Inc.(Æ) 3,986 94
TriNet Group, Inc. 2,387 141
Trinity Industries, Inc. 6,375 169
TrueBlue, Inc.(Æ) 2,372 11
TSS, Inc.(Æ) 1,512 11
TTM Technologies, Inc.(Æ) 8,115 560
Tutor Perini Corp. 3,552 238
UniFirst Corp. 1,159 224
Uniti Group Inc.(Æ) 11,855 83
Universal Truckload Services, Inc. 560 9
USCB Financial Holdings, Inc. 883 16
V2X, Inc.(Æ) 1,831 100
Vishay Precision Group, Inc.(Æ) 992 38
Watts Water Technologies, Inc. Class A 2,178 601
Werner Enterprises, Inc. 4,740 142
Willdan Group, Inc.(Æ) 1,114 115
Xerox Holdings Corp. 9,756 23
Xometry, Inc. Class A(Æ) 3,458 206
ZipRecruiter, Inc. Class A(Æ) 5,426 21
Zurn Elkay Water Solutions Corp. 11,915 554
37,194
Technology - 12.9%
3D Systems Corp.(Æ) 10,918 19
8x8, Inc.(Æ) 10,801 21
A10 Networks, Inc. 5,735 101
ACI Worldwide, Inc.(Æ) 8,195 392
ACM Research, Inc. Class A(Æ) 4,025 159

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 127
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
ACV Auctions, Inc. Class A(Æ) 13,313 107
Adeia, Inc. 8,612 149
ADTRAN Holdings, Inc.(Æ) 6,160 54
Aehr Test Systems(Æ) 2,359 48
Aeluma, Inc.(Æ) 796 14
Agilysys, Inc.(Æ) 2,059 245
Airship AI Holdings, Inc.(Æ) 1,657 5
Alkami Technology, Inc.(Æ) 5,459 126
Alpha & Omega Semiconductor, Ltd.(Æ) 2,050 41
Ambarella, Inc.(Æ) 3,244 230
Ambiq Micro, Inc.(Æ) 399 11
Amplitude, Inc. Class A(Æ) 7,515 87
Angi, Inc.(Æ) 2,857 37
Anterix Inc.(Æ) 893 19
Appian Corp. Class A(Æ) 3,122 111
Applied Optoelectronics, Inc.(Æ) 4,776 166
Arlo Technologies, Inc.(Æ) 7,882 110
Arrive AI, Inc.(Æ) 316 1
Arteris, Inc.(Æ) 2,336 36
Asana, Inc. Class A(Æ) 7,081 97
Asure Software, Inc.(Æ) 2,045 19
Atomera, Inc.(Æ) 2,424 5
AudioEye, Inc.(Æ) 662 7
AvePoint, Inc.(Æ) 11,644 162
Aviat Networks, Inc.(Æ) 959 20
Axcelis Technologies, Inc.(Æ) 2,458 197
Backblaze, Inc. Class A(Æ) 4,436 21
Bandwidth, Inc. Class A(Æ) 2,225 34
Benchmark Electronics, Inc. 2,834 121
BigBear.ai Holdings, Inc.(Æ) 34,352 185
BK Technologies Corp.(Æ) 225 17
Blackbaud, Inc.(Æ) 3,034 192
Blackline, Inc.(Æ) 4,151 229
BlackSky Technology, Inc.(Æ) 2,620 49
Blaize Holdings, Inc.(Æ) 6,280 12
Blend Labs, Inc. Class A(Æ) 15,640 48
Box, Inc. Class A(Æ) 11,209 335
Braze, Inc. Class A(Æ) 6,760 232
Bumble, Inc. Class A(Æ) 6,030 22
C3.ai, Inc. Class A(Æ) 9,774 132
Calix, Inc.(Æ) 4,704 249
Cantaloupe, Inc.(Æ) 4,412 47
Cargurus, Inc.(Æ) 6,559 252
Cars.com, Inc.(Æ) 4,263 52
Cerence, Inc.(Æ) 3,204 34
CEVA, Inc.(Æ) 1,940 42
Clear Secure, Inc. Class A 6,669 234
Clearfield, Inc.(Æ) 974 28
Clearwater Analytics Holdings, Inc. Class
A(Æ) 22,123 534
Climb Global Solutions, Inc. 321 33
Cohu, Inc.(Æ) 3,623 84
Commerce.com, Inc.(Æ) 5,446 22
CommVault Systems, Inc.(Æ) 3,564 447
Conduent, Inc.(Æ) 12,352 24
Consensus Cloud Solutions, Inc. Class
W(Æ) 1,608 35
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Corsair Gaming, Inc.(Æ) 3,866 23
Credo Technology Group Holding, Ltd.(Æ) 12,144 1,747
Crexendo, Inc.(Æ) 1,198 8
Cricut, Inc. Class A 3,814 19
CS Disco, Inc.(Æ) 1,974 15
CSG Systems International, Inc. 2,217 170
CSP, Inc. 575 7
Daily Journal Corp.(Æ) 104 51
Daktronics, Inc.(Æ) 3,150 62
Diebold Nixdorf, Inc.(Æ) 1,961 133
Digi International, Inc.(Æ) 2,901 126
Digimarc Corp.(Æ) 1,294 8
Digital Turbine, Inc.(Æ) 8,439 42
DigitalBridge Group, Inc. 13,667 210
DigitalOcean Holdings, Inc.(Æ) 5,455 262
Diodes, Inc.(Æ) 3,657 180
Domo, Inc. Class B(Æ) 2,857 24
Donnelley Financial Solutions, Inc.(Æ) 2,026 95
D-Wave Quantum, Inc.(Æ) 26,533 694
EchoStar Corp. Class A(Æ) 10,744 1,168
eGain Corp.(Æ) 1,518 16
ePlus, Inc. 2,093 184
Eventbrite, Inc. Class A(Æ) 6,166 27
EverCommerce, Inc.(Æ) 1,217 15
EverQuote, Inc. Class A(Æ) 2,268 61
Evolent Health, Inc. Class A(Æ) 9,721 39
Evolv Technologies Holdings, Inc.(Æ) 12,108 87
Expensify, Inc. Class A(Æ) 4,953 7
Extreme Networks, Inc.(Æ) 10,457 174
Fastly, Inc. Class A(Æ) 11,351 116
Five9, Inc.(Æ) 6,136 123
Forafric Global PLC(Æ) 418 5
FormFactor, Inc.(Æ) 6,207 346
Frequency Electronics, Inc.(Æ) 545 29
Freshworks, Inc. Class A(Æ) 16,019 196
Getty Images Holdings, Inc.(Æ) 9,120 12
GigaCloud Technology, Inc. Class A(Æ) 1,977 78
Globalstar, Inc.(Æ) 3,988 243
Golden Matrix Group, Inc.(Æ) 1,195 1
Graham Corp.(Æ) 862 55
Grindr, Inc.(Æ) 2,764 37
Groupon, Inc.(Æ) 2,072 36
Harmonic, Inc.(Æ) 8,907 88
IBEX Holdings, Ltd.(Æ) 794 30
Ibotta, Inc. Class A(Æ) 1,081 25
Ichor Holdings, Ltd.(Æ) 2,817 52
IDT Corp. Class B 1,348 69
Immersion Corp. 2,452 17
Impinj, Inc.(Æ) 2,070 360
Innodata, Inc.(Æ) 2,433 124
Inseego Corp.(Æ) 1,028 11
Insight Enterprises, Inc.(Æ) 2,313 188
Inspired Entertainment, Inc.(Æ) 2,069 19
Intapp, Inc.(Æ) 4,525 207
InterDigital, Inc. 2,051 653
IonQ, Inc.(Æ) 26,813 1,203
Jamf Holding Corp.(Æ) 6,078 79

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
128 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Kaltura, Inc.(Æ) 6,748 11
Kimball Electronics, Inc.(Æ) 2,015 56
Knowles Corp.(Æ) 6,818 146
Kopin Corp.(Æ) 12,384 29
Kulicke & Soffa Industries, Inc. 4,112 187
KULR Technology Group, Inc.(Æ) 2,731 8
LENSAR, Inc.(Æ) 779 9
Life360, Inc.(Æ) 1,624 104
Marqeta, Inc. Class A(Æ) 28,924 137
MaxLinear, Inc. Class A(Æ) 6,541 114
MediaAlpha, Inc. Class A(Æ) 2,759 36
N-Able, Inc.(Æ) 5,974 45
Napco Security Technologies, Inc. 2,751 115
Navan, Inc. Class A(Æ) 2,963 51
Navitas Semiconductor Corp.(Æ) 12,669 90
NCR Atleos Corp.(Æ) 5,843 223
NCR Voyix Corp.(Æ) 11,028 112
NETGEAR, Inc.(Æ) 2,297 56
NetScout Systems, Inc.(Æ) 5,577 151
Nextdoor Holdings, Inc.(Æ) 17,536 37
NextNav, Inc.(Æ) 7,293 121
nLight, Inc.(Æ) 3,664 137
Novanta, Inc.(Æ) 2,878 342
Nutex Health, Inc.(Æ) 284 47
NVE Corp. 401 24
ON24, Inc.(Æ) 3,102 25
OneSpan, Inc. 2,990 38
Ooma, Inc.(Æ) 2,102 25
Ouster, Inc.(Æ) 4,210 91
Pagaya Technologies, Ltd. Class A(Æ) 3,761 79
PagerDuty, Inc.(Æ) 7,174 94
Palladyne AI Corp.(Æ) 2,115 9
PAR Technology Corp.(Æ) 3,178 115
PC Connection, Inc. 919 53
PDF Solutions, Inc.(Æ) 2,645 75
Penguin Solutions, Inc.(Æ) 4,147 81
Photronics, Inc.(Æ) 4,521 145
Planet Labs PBC(Æ) 18,619 367
Playstudios, Inc.(Æ) 7,316 5
Playtika Holding Corp. 4,659 18
Plexus Corp.(Æ) 2,116 311
Porch Group, Inc.(Æ) 6,674 61
Power Integrations, Inc. 4,434 158
Powerfleet, Inc.(Æ) 10,296 55
Preformed Line Products Co. 201 42
Progress Software Corp.(Æ) 3,417 147
PubMatic, Inc. Class A(Æ) 2,979 26
Q2 Holdings, Inc.(Æ) 4,964 358
Qualys, Inc.(Æ) 2,910 387
Quantum Computing, Inc.(Æ) 15,950 164
Rackspace Technology, Inc.(Æ) 6,925 7
Rambus, Inc.(Æ) 8,551 786
Rapid7, Inc.(Æ) 5,060 77
Red Violet, Inc. 936 53
ReposiTrak, Inc. 932 12
Rezolve AI PLC(Æ) 12,580 32
Ribbon Communications, Inc.(Æ) 7,770 22
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Richardson Electronics, Ltd. 1,002 11
Richtech Robotics, Inc. Class B(Æ) 12,129 39
Rigetti Computing, Inc.(Æ) 25,310 561
Rimini Street, Inc.(Æ) 4,042 16
Sanmina Corp.(Æ) 4,143 622
Satellogic Inc. Class A(Æ) 5,710 11
SEMrush Holdings, Inc. Class A(Æ) 4,307 51
Semtech Corp.(Æ) 6,949 512
Serve Robotics Inc.(Æ) 3,882 40
Shutterstock, Inc. 1,986 38
Silicon Laboratories, Inc.(Æ) 2,567 335
Silvaco Group, Inc.(Æ) 637 3
Simulations Plus, Inc.(Æ) 1,383 25
SiTime Corp.(Æ) 1,704 602
SkyWater Technology, Inc.(Æ) 2,177 40
Sonos, Inc.(Æ) 9,378 165
SoundHound AI, Inc. Class A(Æ) 29,202 291
Sprinklr, Inc. Class A(Æ) 9,124 71
Sprout Social, Inc. Class A(Æ) 4,282 48
SPS Commerce, Inc.(Æ) 3,037 271
Synaptics, Inc.(Æ) 3,061 227
Synchronoss Technologies, Inc.(Æ) 892 8
Teads Holding Co.(Æ) 2,989 2
Telos Corp.(Æ) 4,543 23
Tenable Holdings, Inc.(Æ) 9,686 228
Thryv Holdings, Inc.(Æ) 3,088 19
TrueCar, Inc.(Æ) 6,521 15
TTEC Holdings, Inc.(Æ) 1,647 6
Tucows, Inc. Class A(Æ) 558 12
Ultra Clean Holdings(Æ) 3,538 90
Unisys Corp.(Æ) 5,527 15
Upwork, Inc.(Æ) 9,813 194
Varonis Systems, Inc.(Æ) 9,210 302
Veeco Instruments, Inc.(Æ) 4,548 130
Verra Mobility Corp.(Æ) 12,735 285
Vertex, Inc. Class A(Æ) 5,389 108
Via Transportation, Inc. Class A(Æ) 817 24
Viant Technology, Inc. Class A(Æ) 1,298 16
Viasat, Inc.(Æ) 9,792 337
Viavi Solutions, Inc. Class W(Æ) 17,651 315
Vishay Intertechnology, Inc. 9,663 140
Vistance Networks, Inc.(Æ) 17,009 308
Vivid Seats Inc. Class A(Æ) 271 2
VTEX Class A(Æ) 4,784 18
Vuzix Corp.(Æ) 5,320 20
Weave Communications, Inc.(Æ) 4,831 37
WhiteFiber, Inc.(Æ) 865 14
WM Technology, Inc.(Æ) 7,232 6
Workiva, Inc.(Æ) 4,010 346
Xperi, Inc.(Æ) 3,699 22
Yelp, Inc. Class A(Æ) 4,800 146
Yext, Inc.(Æ) 8,043 65
Zeta Global Holdings Corp. Class A(Æ) 14,854 302
Zspace, Inc.(Æ) 181 —
30,438

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 129
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Utilities - 4.3%
American States Water Co. 3,087 224
ATN International, Inc. 823 19
Avista Corp. 6,424 248
BKV Corp.(Æ) 1,388 38
Black Hills Corp. 5,800 403
Brookfield Infrastructure Corp. Class A 9,612 436
California Resources Corp. 5,862 262
California Water Service Group 4,741 205
Chesapeake Utilities Corp. 1,825 228
CNX Resources Corp.(Æ) 10,349 381
Cogent Communications Holdings, Inc. 3,731 80
Comstock Resources, Inc.(Æ) 5,875 136
Consolidated Water Co., Ltd. 1,251 44
Crescent Energy Co. Class A 18,685 157
Diversified Energy Co. 4,869 70
Empire Petroleum Corp.(Æ) 1,231 4
Epsilon Energy, Ltd. 1,595 7
Evolution Petroleum Corp. 2,582 9
Excelerate Energy, Inc. Class A 1,908 54
Genie Energy, Ltd. Class B 1,761 24
Global Water Resources, Inc. 1,028 9
Gogo, Inc.(Æ) 6,510 30
Golar LNG, Ltd. 7,736 288
Granite Ridge Resources, Inc. 4,479 21
Gulfport Energy Corp.(Æ) 1,271 264
H2O America 2,638 129
Hawaiian Electric Industries, Inc.(Æ) 13,912 171
HighPeak Energy, Inc. 1,515 7
Infinity Natural Resources, Inc. Class A(Æ) 1,215 18
Kinetik Holdings, Inc. 3,510 127
Kolibri Global Energy, Inc.(Æ) 2,921 11
Kosmos Energy, Ltd.(Æ) 39,302 36
Lumen Technologies, Inc.(Æ) 75,632 588
Magnolia Oil & Gas Corp. Class A 14,351 314
MGE Energy, Inc. 2,932 230
Middlesex Water Co. 1,478 75
New Fortress Energy, Inc.(Æ) 14,013 16
New Jersey Resources Corp. 8,061 372
NextDecade Corp.(Æ) 11,083 58
Northern Oil and Gas, Inc. 7,594 163
Northwest Natural Holding Co. 3,229 151
Northwestern Energy Group, Inc. 4,914 317
Oklo, Inc.(Æ) 8,608 618
ONE Gas, Inc. 4,779 369
Otter Tail Corp. 3,073 248
Portland General Electric Co. 8,795 422
Prairie Operating Co.(Æ) 1,789 3
Pure Cycle Corp.(Æ) 1,640 18
RGC Resources, Inc. 686 15
Riley Exploration Permian, Inc. 1,087 29
Sable Offshore Corp.(Æ) 6,029 54
SandRidge Energy, Inc. 3,012 43
Shenandoah Telecommunications Co. 4,206 49
Southwest Gas Holdings, Inc. 5,166 413
Spire, Inc. 4,656 385
Spok Holdings, Inc. 1,687 22
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Summit Midstream Corp.(Æ) 820 22
Talos Energy, Inc.(Æ) 9,975 110
Telephone and Data Systems, Inc. 7,934 325
TXNM Energy, Inc. 7,988 470
Unitil Corp. 1,335 65
Vitesse Energy, Inc. 2,443 47
York Water Co. (The) 1,194 38
10,189
Total Common Stocks
(cost $223,461) 231,073
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
  Rights 5,714 4
Metsera, Inc.(Æ)(Š)
  Rights 4,365 21
Total Warrants and Rights
(cost $25) 25
Short-Term Investments - 1.8%
State Street Institutional U.S. Government
Money Market Fund 4,139,639 4,140
Total Short-Term Investments
(cost $4,140) 4,140
Total Investments - 99.8%
(cost $227,626) 235,238
Other Assets net of Liabilities
- 0.2%
428
Net Assets - 100.0%
235,666

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
130 Venerable Small Cap Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
Russell 2000 E-Mini Index Futures 36 USD 4,496 03/20/2026 (136)
Total Futures Contracts (å) (136)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 25,224 $ — $ — $ 25,224
Consumer Staples 4,166 — — 4,166
Energy 9,833 — — 9,833
Financial Services 55,045 — — 55,045
Health Care 42,312 — — 42,312
Materials and Processing 16,672 — — 16,672
Producer Durables 37,194 — — 37,194
Technology 30,438 — — 30,438
Utilities 10,189 — — 10,189
Warrants and Rights — — 25 25
Short-Term Investments 4,140 — — 4,140
Total Investments
235,213 — 25 235,238
Derivatives
Liabilities
Futures Contracts (136) — — (136)
Total Derivatives
*
$ (136) $ — $ — $ (136)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
16 — **
Austria ................................................................................................
19 — **
Bahamas .............................................................................................
157 0 .1
Belgium ..............................................................................................
33 — **
Bermuda .............................................................................................
375 0 .2
Brazil ..................................................................................................
452 0 .2
Cameroon ...........................................................................................
288 0 .1
Canada ................................................................................................
2,842 1 .2

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 131
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Cayman Islands ..................................................................................
255 0 .1
China ..................................................................................................
70 — **
Costa Rica ..........................................................................................
1 — **
Germany .............................................................................................
24 — **
Ghana .................................................................................................
36 — **
Gibraltar .............................................................................................
5 — **
Guernsey ............................................................................................
152 0 .1
Hong Kong .........................................................................................
— *** — **
Ireland ................................................................................................
144 0 .1
Isle of Man .........................................................................................
10 — **
Israel ...................................................................................................
47 — **
Italy ....................................................................................................
52 — **
Malta ..................................................................................................
7 — **
Mexico ...............................................................................................
84 — **
Monaco ..............................................................................................
277 0 .1
Norway ...............................................................................................
378 0 .2
Panama ...............................................................................................
102 — **
Puerto Rico .........................................................................................
652 0 .3
Singapore ...........................................................................................
225 0 .1
South Africa .......................................................................................
36 — **
South Korea .......................................................................................
19 — **
Sweden ...............................................................................................
179 0 .1
Switzerland ........................................................................................
642 0 .3
Thailand .............................................................................................
1,342 0 .6
United Kingdom .................................................................................
824 0 .3
United States ......................................................................................
225,493 95 .7
Total Investments ............................................................................... 235,238 99 .8
**
Less than .05% of net assets.
***
Less than $500.

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
132 Venerable Small Cap Index Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 227,626
Investments, at fair value .............................................................................................................................................................
235,238
Receivables:
Dividends and interest ...................................................................................................................................................... 235
Investments sold ............................................................................................................................................................... 22
Fund shares sold ............................................................................................................................................................... 9
From broker(a) ................................................................................................................................................................. 343
Prepaid expenses .......................................................................................................................................................................... 14
Total assets ...............................................................................................................................................................
235,861
Liabilities
Payables:
Accrued fees to affiliates .................................................................................................................................................. 118
Other accrued expenses .................................................................................................................................................... 42
Variation margin on futures contracts .............................................................................................................................. 35
Total liabilities ...........................................................................................................................................................
195
Net Assets ...............................................................................................................................................................
$ 235,666
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 9,105
Paid-in capital ..............................................................................................................................................................................
226,561
Net Assets ...............................................................................................................................................................
$ 235,666
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 343
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.37
Class V — Net assets ........................................................................................................................................................... $ 235,666,413
Class V — Shares outstanding ............................................................................................................................................ 22,715,017
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 133
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 965
Interest .............................................................................................................................................................................. 3
Total investment income ..............................................................................................................................................................
968
Expenses
Advisory fees ................................................................................................................................................................... 222
Administrative fees .......................................................................................................................................................... 72
Distribution fees – Class V .............................................................................................................................................. 215
Professional fees .............................................................................................................................................................. 46
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 9
Offering fees ..................................................................................................................................................................... 4
Miscellaneous .................................................................................................................................................................. 11
Expenses before reductions .............................................................................................................................................. 581
Expense reductions .......................................................................................................................................................... (80)
Net expenses ................................................................................................................................................................................
501
Net investment income (loss) .......................................................................................................................................................
467
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 880
Futures contracts .............................................................................................................................................................. 168
Net realized gain (loss) ................................................................................................................................................................
1,048
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 7,612
Futures contracts .............................................................................................................................................................. (136)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 7,476
Net realized and unrealized gain (loss) ........................................................................................................................................ 8,524
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 8,991
(1)     For the period September 12, 2025 (commencement of operations) to December 31, 2025

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
134 Venerable Small Cap Index Fund
(1) For the period September 12, 2025 (commencement of operations) to December 31, 2025.
(2) During the period ended December 31, 2025, Venerable Small Cap Index Fund received securities in the amount of $209,496 to satisfy a subscription-in-kind.
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 467
Net realized gain (loss) ................................................................................................................ 1,048
Net change in unrealized appreciation (depreciation) ................................................................. 7,476
Net increase (decrease) in net assets from operations ....................................................................... 8,991
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 226,675
Total Net Increase (Decrease) in Net Assets ...................................................................
235,666
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 235,666
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class V
Proceeds from shares sold
(2)
24,272 $ 242,722
Payments for shares redeemed (1,557) (16,047)
Total increase (decrease)
22,715 $ 226,675

See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 135
Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class V
12/31/25
(℈)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.02
$ Net Realized and Unrealized Gain (Loss) .35
$ Total from Investment Operations .37
$ Net Asset Value, End of Period 10.37
% Total Return
(ǿ)(±)
3.70
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 235,666
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
.81
% Expenses, Net
(ɯ)(Ƃ)
. 68
% Net Investment Income
(ɯ)(Ƃ)
.65
% Portfolio Turnover Rate
(ǿ)
7

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
136 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
s hares
H2
Fair
Value
$
Common Stocks - 99.0%
Australia - 7.0%
ANZ Group Holdings, Ltd. 148,281 3,588
APA Group 67,474 404
Aristocrat Leisure, Ltd. 28,000 1,086
ASX, Ltd. 10,050 345
BHP Group, Ltd. 251,960 7,603
Brambles, Ltd. 68,179 1,045
CAR Group, Ltd. 19,545 400
Cochlear, Ltd. 3,289 570
Coles Group, Ltd. 66,898 957
Commonwealth Bank of Australia 83,019 8,876
Computershare, Ltd. 26,176 594
CSL, Ltd. 23,880 2,751
Evolution Mining, Ltd. 100,526 846
Fortescue, Ltd. 84,460 1,235
Glencore PLC 494,334 2,689
Goodman Group(ö) 100,647 2,069
Insurance Australia Group, Ltd. 118,938 632
Lottery Corp., Ltd. (The) 115,128 396
Lynas Rare Earths, Ltd.(Æ) 45,658 377
Macquarie Group, Ltd. 17,823 2,399
Medibank Pvt , Ltd. 136,967 437
National Australia Bank, Ltd. 151,954 4,279
Northern Star Resources, Ltd. 67,687 1,201
Origin Energy, Ltd. 86,488 662
Pro Medicus , Ltd. 2,857 418
Qantas Airways, Ltd. 38,353 265
QBE Insurance Group, Ltd. 75,312 998
REA Group, Ltd. 2,733 335
Rio Tinto PLC 55,945 4,464
Rio Tinto, Ltd. 18,515 1,814
Santos, Ltd. 163,049 669
Scentre Group(ö) 261,492 730
SGH, Ltd. 10,526 324
Sigma Healthcare, Ltd. 261,832 514
Sonic Healthcare, Ltd. 24,286 366
South32, Ltd. Class B 223,219 530
Stockland(ö) 124,130 473
Suncorp Group, Ltd. 54,364 639
Telstra Group, Ltd. 200,372 650
Transurban Group(Æ) 155,031 1,466
Vicinity, Ltd.(ö) 200,612 341
Washington H Soul Pattinson & Co., Ltd. 17,428 431
Wesfarmers, Ltd. 56,425 3,041
Westpac Banking Corp. 169,680 4,357
WiseTech Global, Ltd. 10,028 455
Woodside Energy Group, Ltd. 94,700 1,483
Woolworths Group, Ltd. 60,927 1,193
71,397
Austria - 0.3%
Erste Group Bank AG 15,157 1,824
OMV AG 7,618 424
Raiffeisen Bank International AG 6,673 298
Verbund AG Class A 3,522 257
2,803
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Belgium - 0.9%
Ageas SA 7,403 519
Anheuser-Busch InBev SA 49,156 3,154
D'ieteren SA 1,111 200
Elia Group SA 2,257 291
Financiere de Tubize SA 1,018 249
Groupe Bruxelles Lambert SA 4,134 368
KBC Groep NV 11,394 1,481
Lotus Bakeries NV 21 194
Sofina SA 797 230
Syensqo SA 3,763 302
UCB SA 6,224 1,736
8,724
Brazil - 0.0%
Yara International ASA 8,564 351
Burkina Faso - 0.0%
Endeavour Mining PLC 9,780 506
Chile - 0.1%
Antofagasta PLC 19,393 851
China - 0.6%
Bank of China (Hong Kong), Ltd. 185,500 938
Prosus NV 64,918 4,009
SITC International Holdings Co., Ltd. 70,000 250
Wharf Holdings, Ltd. (The) 55,000 154
Wilmar International, Ltd. 99,400 238
Yangzijiang Shipbuilding Holdings, Ltd. 133,600 362
5,951
Denmark - 1.8%
Carlsberg A/S Class B 4,628 607
Coloplast A/S Class B 6,258 537
Danske Bank A/S 32,885 1,641
Demant A/S(Æ) 4,423 149
DSV A/S 10,062 2,532
Genmab A/S(Æ) 3,026 935
Novo Nordisk A/S Class B 159,796 8,145
Novonesis ( Novozymes ) Class B 17,748 1,137
Orsted A/S Class A(Æ)(Þ) 26,222 503
Pandora A/S 3,927 434
Rockwool A/S Class B 4,987 176
Tryg A/S 17,393 455
Vestas Wind Systems A/S 50,198 1,355
18,606
Finland - 1.2%
Elisa Oyj 7,357 327
Fortum OYJ 22,260 474
Kesko OYJ Class B 14,128 320
Kone Oyj Class B 17,121 1,214
Metso Oyj 32,905 574
Neste Oyj 20,991 475
Nokia Oyj 260,763 1,689
Nordea Bank Abp 152,879 2,882
Orion Oyj Class B 5,629 420
Sampo Oyj Class A 120,131 1,456

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 137
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Stora Enso Oyj Class R 30,126 377
UPM- Kymmene Oyj 25,980 753
Wartsila OYJ Abp Class B 24,956 883
11,844
France - 9.0%
Accor SA 9,724 551
Aeroports de Paris SA 1,792 234
Air Liquide SA Class A 28,704 5,402
Airbus SE 29,482 6,838
Alstom SA(Æ) 17,194 509
Amundi SA(Þ) 3,188 264
AXA SA 86,221 4,147
bioMerieux 2,143 277
BNP Paribas SA 49,869 4,719
Bollore SE 36,366 205
Bouygues SA 9,516 493
Bureau Veritas SA 17,265 550
Capgemini SE 7,592 1,257
Carrefour SA 29,227 488
Cie de Saint-Gobain SA 22,112 2,245
Cie Generale des Etablissements Michelin
SCA 33,265 1,103
Covivio SA(ö) 2,887 192
Credit Agricole SA 53,786 1,104
Danone SA 31,867 2,875
Dassault Aviation SA 1,014 325
Dassault Systemes SE 33,279 929
Edenred SE 12,408 276
Eiffage SA 3,404 488
Engie SA 89,913 2,364
EssilorLuxottica SA 14,936 4,722
Gecina SA(ö) 2,382 226
Getlink SE 15,647 289
Hermes International 1,574 3,889
Ipsen SA 1,951 272
Kering SA 3,750 1,323
Klepierre SA(ö) 11,128 441
La Francaise des Jeux SAEM 5,750 159
Legrand SA 12,910 1,919
L'Oreal SA 11,917 5,119
LVMH Moet Hennessy Louis Vuitton SE 12,407 9,354
Orange SA 92,387 1,541
Pernod Ricard SA 10,228 876
Publicis Groupe SA 11,268 1,169
Renault SA 9,942 412
Rexel SA Class H 11,149 438
Safran SA 17,866 6,217
Sartorius Stedim Biotech 1,510 372
Societe Generale SA 34,788 2,803
Sodexo SA 4,576 234
Thales SA 4,667 1,261
TotalEnergies SE 98,533 6,422
Unibail - Rodamco -Westfield(ö) 5,994 651
Veolia Environnement SA 31,281 1,090
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Vinci SA 24,798 3,482
92,516
Germany - 9.3%
adidas AG 8,418 1,657
Allianz SE 19,160 8,788
BASF SE 43,937 2,295
Bayer AG 48,363 2,086
Bayerische Motoren Werke AG 13,920 1,522
Beiersdorf AG 4,778 526
Brenntag SE 6,368 371
Commerzbank AG 36,078 1,527
Continental AG 5,458 436
CTS Eventim AG & Co. KGaA 3,244 298
Daimler Truck Holding AG 23,573 1,034
Deutsche Bank AG 91,999 3,578
Deutsche Boerse AG 9,270 2,435
Deutsche Lufthansa AG 31,234 309
Deutsche Post AG 47,259 2,588
Deutsche Telekom AG 182,532 5,921
E.ON SE 110,523 2,095
Evonik Industries AG 13,241 208
Fresenius Medical Care AG 10,919 523
Fresenius SE & Co. KGaA 21,279 1,225
GEA Group AG 7,270 494
Hannover Rueck SE 2,992 935
Heidelberg Materials AG 6,588 1,725
Henkel AG & Co. KGaA 5,169 395
Hensoldt AG 3,311 286
Hochtief AG 788 312
Infineon Technologies AG 64,288 2,849
Knorr- Bremse AG 3,609 404
LEG Immobilien SE 3,912 286
Mercedes-Benz Group AG 35,552 2,509
Merck KGaA 6,413 921
MTU Aero Engines AG 2,712 1,131
Muenchener Rueckversicherungs-
Gesellschaft AG 6,496 4,290
Nemetschek SE 2,985 325
Rational AG 265 205
Rheinmetall AG 2,282 4,184
RWE AG 31,370 1,669
SAP SE 51,940 12,709
Scout24 SE(Þ) 3,883 391
Siemens AG 37,708 10,590
Siemens Energy AG 38,452 5,434
Siemens Healthineers AG(Þ) 17,151 900
Symrise AG 6,589 533
Talanx AG 3,209 428
Vonovia SE 38,132 1,099
Zalando SE(Æ)(Þ) 11,646 346
94,772
Hong Kong - 1.8%
AIA Group, Ltd. 521,200 5,353
CK Asset Holdings, Ltd. 96,000 484
CK Infrastructure Holdings, Ltd. 32,500 241
CLP Holdings, Ltd. 83,000 742

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
138 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Futu Holdings, Ltd. - ADR 2,891 475
Hang Seng Bank, Ltd. 38,100 751
Henderson Land Development Co., Ltd. 75,000 271
HKT Trust & HKT, Ltd. 196,000 290
Hong Kong & China Gas Co., Ltd. 556,000 500
Hong Kong Exchanges & Clearing, Ltd. 59,800 3,125
Hongkong Land Holdings, Ltd. 54,100 375
Link REIT(ö) 131,400 585
MTR Corp., Ltd. 80,500 308
Power Assets Holdings, Ltd. 69,000 489
Prudential PLC 126,015 1,944
Sino Land Co., Ltd. 190,000 249
Sun Hung Kai Properties, Ltd. 72,000 873
Swire Pacific, Ltd. Class A 18,000 145
Techtronic Industries Co., Ltd. 73,500 844
WH Group, Ltd.(Þ) 414,000 461
Wharf Real Estate Investment Co., Ltd. 86,000 271
18,776
Indonesia - 0.1%
Jardine Matheson Holdings, Ltd. 8,100 552
Ireland - 0.5%
AerCap Holdings NV 8,842 1,271
AIB Group PLC 106,017 1,139
Bank of Ireland Group PLC 47,341 906
Kerry Group PLC Class A 8,227 754
Kingspan Group PLC 7,793 674
4,744
Israel - 1.0%
Azrieli Group, Ltd. 2,195 248
Bank Hapoalim BM 62,356 1,411
Bank Leumi Le-Israel BM 74,512 1,642
Check Point Software Technologies, Ltd.
(Æ) 4,253 789
Elbit Systems, Ltd. 1,399 807
ICL Group, Ltd. 40,055 230
Israel Discount Bank, Ltd. Class A 61,649 655
Mizrahi Tefahot Bank, Ltd. 7,797 545
Nice, Ltd.(Æ) 3,087 350
Nova, Ltd.(Æ) 1,516 505
Phoenix Financial, Ltd. 11,688 484
Teva Pharmaceutical Industries, Ltd.
- ADR 57,475 1,794
Wix.com, Ltd.(Æ) 2,879 299
9,759
Italy - 3.1%
Banca Mediolanum SpA 11,566 263
Banca Monte dei Paschi di Siena SpA 97,991 1,043
Banco BPM SpA 57,640 876
BPER Banca SpA 74,197 1,003
Coca-Cola HBC AG 10,811 560
Davide Campari-Milano NV SpA 31,844 207
Enel SpA 403,544 4,205
Eni SpA 100,691 1,910
FinecoBank Banca Fineco SpA 30,107 782
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Generali 41,961 1,761
Infrastrutture Wireless Italiane SpA (Þ) 14,460 134
Intesa Sanpaolo SpA 706,678 4,894
Leonardo SpA 20,378 1,167
Moncler SpA 11,853 762
Nexi SpA (Þ) 28,635 141
Poste Italiane SpA (Þ) 22,682 571
Prysmian SpA 13,968 1,393
Recordati SpA 5,949 339
Ryanair Holdings PLC 41,535 1,442
Snam SpA 99,269 660
Telecom Italia SpA (Æ) 594,680 357
Terna - Rete Elettrica Nazionale 69,264 737
UniCredit SpA 69,557 5,774
Unipol Gruppo SpA 18,556 446
31,427
Japan - 22.0%
Advantest Corp. 38,000 4,797
Aeon Co., Ltd. 109,600 1,732
AGC, Inc. 10,100 335
Aisin Corp. 24,600 460
Ajinomoto Co., Inc. 45,100 954
ANA Holdings, Inc. 8,300 158
Asahi Group Holdings, Ltd. 75,500 790
Asahi Kasei Corp. 65,900 585
Asics Corp. 34,700 836
Astellas Pharma, Inc. 89,100 1,190
Bandai Namco Holdings, Inc. 29,100 776
Bridgestone Corp. 56,200 1,264
Canon, Inc. 42,700 1,264
Capcom Co., Ltd. 17,900 416
Central Japan Railway Co. 38,100 1,056
Chiba Bank, Ltd. (The) 29,200 325
Chubu Electric Power Co., Inc. 33,900 522
Chugai Pharmaceutical Co., Ltd. 33,100 1,740
Concordia Financial Group, Ltd. 53,300 439
Dai Nippon Printing Co., Ltd. 20,300 349
Daifuku Co., Ltd. 16,100 507
Dai-ichi Life Holdings, Inc. 173,100 1,437
Daiichi Sankyo Co., Ltd. 88,600 1,887
Daikin Industries, Ltd. 13,000 1,669
Daito Trust Construction Co., Ltd. 15,000 286
Daiwa House Industry Co., Ltd. 27,800 923
Daiwa Securities Group, Inc. 66,200 580
Denso Corp. 86,000 1,186
Disco Corp. 4,600 1,419
East Japan Railway Co. 47,500 1,257
Ebara Corp. 23,400 552
Eisai Co., Ltd. 13,600 403
ENEOS Holdings, Inc. 134,200 948
Fanuc Corp. 46,000 1,790
Fast Retailing Co., Ltd. 9,400 3,409
Fuji Electric Co., Ltd. 7,200 546
FUJIFILM Holdings Corp. 55,100 1,177
Fujikura, Ltd. 12,400 1,385
Fujitsu, Ltd. 86,700 2,377

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 139
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Hankyu Hanshin Holdings, Inc. 12,400 312
Hikari Tsushin, Inc. 900 251
Hitachi, Ltd. 227,200 7,049
Honda Motor Co., Ltd. 181,900 1,781
Hoya Corp. 16,900 2,560
Hulic Co., Ltd. 23,800 260
Idemitsu Kosan Co., Ltd. 40,000 302
IHI Corp. 51,000 899
Inpex Corp. 43,800 867
Isuzu Motors, Ltd. 27,700 432
ITOCHU Corp. 295,000 3,724
Japan Airlines Co., Ltd. 7,500 140
Japan Exchange Group, Inc. 49,300 526
Japan Post Bank Co., Ltd. Class A 88,000 1,238
Japan Post Holdings Co., Ltd. 88,400 930
Japan Post Insurance Co., Ltd. Class A 9,600 288
Japan Tobacco, Inc. 59,100 2,127
JFE Holdings, Inc. 29,800 379
Kajima Corp. 21,100 787
Kansai Electric Power Co., Inc. (The) 46,700 733
Kao Corp. 23,100 924
Kawasaki Heavy Industries, Ltd. 7,500 496
Kawasaki Kisen Kaisha, Ltd. 18,200 253
KDDI Corp. 144,300 2,496
Keyence Corp. 9,600 3,478
Kikkoman Corp. 35,100 318
Kioxia Holdings Corp.(Æ) 9,500 636
Kirin Holdings Co., Ltd. 38,600 581
Kobe Bussan Co., Ltd. 7,800 189
Komatsu, Ltd. 46,800 1,496
Konami Holdings Corp. 5,000 681
Kubota Corp. 48,200 681
Kyocera Corp. 63,600 893
Kyowa Kirin Co., Ltd. 12,200 196
Lasertec Corp. 4,000 759
LY Corp. 136,800 364
M3, Inc. 22,800 309
Makita Corp. 11,600 350
Marubeni Corp. 69,500 1,934
MatsukiyoCocokara & Co. 17,000 295
Minebea Co., Ltd. 18,800 378
Mitsubishi Chemical Group Corp. 66,200 387
Mitsubishi Corp. 160,100 3,669
Mitsubishi Electric Corp. 93,600 2,746
Mitsubishi Estate Co., Ltd. 52,400 1,276
Mitsubishi HC Capital, Inc. 45,500 381
Mitsubishi Heavy Industries, Ltd. 159,200 3,899
Mitsubishi UFJ Financial Group, Inc. 571,800 9,080
Mitsui & Co., Ltd. 122,700 3,626
Mitsui Fudosan Co., Ltd. 130,100 1,480
Mitsui OSK Lines, Ltd. 17,100 513
Mizuho Financial Group, Inc. 123,400 4,481
MonotaRO Co., Ltd. 13,000 209
MS&AD Insurance Group Holdings, Inc. 63,400 1,493
Murata Manufacturing Co., Ltd. 82,200 1,706
NEC Corp. 63,800 2,151
Nexon Co., Ltd. 18,800 461
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Nidec Corp. 41,500 562
Nintendo Co., Ltd. 54,800 3,702
Nippon Building Fund, Inc.(ö) 403 367
Nippon Mining Holdings, Inc.(Æ) 28,300 355
Nippon Paint Holdings Co., Ltd. 49,000 327
Nippon Steel Corp. 239,800 981
Nippon Yusen 21,000 680
Nissan Motor Co., Ltd.(Æ) 115,300 286
Nitori Holdings Co., Ltd. 20,500 359
Nitto Denko Corp. 33,700 801
Nomura Holdings, Inc. 147,900 1,230
Nomura Research Institute, Ltd. 18,600 716
NTT, Inc. 1,470,500 1,484
Obayashi Corp. 32,400 677
Obic Co., Ltd. 16,100 506
Olympus Corp. 56,100 715
Oracle Corp. 2,000 169
Oriental Land Co., Ltd. 53,200 984
ORIX Corp. 57,300 1,666
Osaka Gas Co., Ltd. 17,700 614
Otsuka Corp. 11,800 243
Otsuka Holdings Co., Ltd. 21,400 1,209
Pan Pacific International Holdings Corp. 94,600 564
Panasonic Holdings Corp. 114,800 1,502
Rakuten , Inc.(Æ) 75,500 484
Recruit Holdings Co., Ltd. 69,900 3,988
Renesas Electronics Corp.(Æ) 87,500 1,198
Resona Holdings, Inc. 102,200 969
Ryohin Keikaku Co., Ltd. 25,100 446
Sanrio Co., Ltd. 9,200 289
SBI Holdings, Inc. 27,800 600
SCREEN Holdings Co., Ltd. 4,200 407
Secom Co., Ltd. 20,200 718
Seibu Holdings, Inc. 10,600 291
Sekisui Chemical Co., Ltd. 19,400 325
Sekisui House, Ltd. 29,400 656
Seven & i Holdings Co., Ltd. 102,600 1,473
SG Holdings Co., Ltd. 14,900 137
Shimadzu Corp. 12,300 328
Shimano, Inc. 3,700 391
Shin-Etsu Chemical Co., Ltd. 83,100 2,584
Shionogi & Co., Ltd. 37,300 675
Shiseido Co., Ltd. 20,700 302
SMC Corp. 2,900 1,010
SoftBank Corp. 1,413,400 1,940
SoftBank Group Corp. 189,200 5,334
Sompo Holdings, Inc. 43,700 1,488
Sony Financial Group, Inc.(Æ) 318,100 337
Sony Group Corp. 305,000 7,796
Subaru Corp. 28,900 621
Sumitomo Corp. 53,700 1,857
Sumitomo Electric Industries, Ltd. 35,200 1,425
Sumitomo Metal Mining Co., Ltd. 12,300 495
Sumitomo Mitsui Financial Group, Inc. 181,700 5,848
Sumitomo Mitsui Trust Holdings, Inc. 31,400 954
Sumitomo Realty & Development Co.,
Ltd. 30,200 757

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
140 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Suntory Beverage & Food, Ltd. 7,200 218
Suzuki Motor Corp. 77,400 1,150
Sysmex Corp. 26,000 256
T&D Holdings, Inc. 23,500 541
Taisei Corp. 7,300 692
Taiyo Nippon Sanso Corp. 9,000 269
Takeda Pharmaceutical Co., Ltd. 78,300 2,433
TDK Corp. 95,700 1,354
Terumo Corp. 65,600 956
TIS, Inc. 11,000 368
Toho Co., Ltd. 5,500 280
Tokio Marine Holdings, Inc. 91,300 3,390
Tokyo Electron, Ltd. 22,200 4,875
Tokyo Gas Co., Ltd. 15,600 617
Tokyo Metro Co., Ltd. 15,000 153
Tokyu Corp. 25,900 303
TOPPAN Holdings, Inc. 12,200 362
Toray Industries, Inc. 69,000 450
Toyota Industries Corp. 8,100 920
Toyota Motor Corp. 472,700 10,112
Toyota Tsusho Corp. 34,000 1,147
Trend Micro, Inc. 6,600 273
Tsuruha Holdings, Inc. 13,400 246
Unicharm Corp. 57,800 331
West Japan Railway Co. 20,900 418
Yamaha Motor Co., Ltd. 47,400 350
Yokogawa Electric Corp. 11,800 378
Zensho Holdings Co., Ltd. 5,000 287
Zozo , Inc. 23,100 191
224,718
Luxembourg - 0.2%
ArcelorMittal SA 23,272 1,060
CVC Capital Partners PLC(Þ) 10,997 184
Eurofins Scientific SE 6,125 448
1,692
Macao - 0.1%
Galaxy Entertainment Group, Ltd. 101,000 495
Sands China, Ltd. 125,600 317
812
Mexico - 0.0%
Fresnillo PLC 10,985 489
Netherlands - 4.7%
ABN AMRO Bank NV(Þ) 28,932 1,010
Adyen NV(Æ)(Þ) 1,242 1,993
Akzo Nobel NV 8,487 589
Argenx SE(Æ) 3,031 2,551
ASM International NV 2,325 1,402
ASML Holding NV 19,293 20,623
ASR Nederland NV 7,782 552
BE Semiconductor Industries NV 3,624 564
Euronext NV(Þ) 3,863 580
EXOR NV 4,842 410
Ferrari NV 6,206 2,311
Heineken Holding NV 6,431 472
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Heineken NV 14,508 1,187
IMCD NV 3,057 278
ING Groep NV 149,917 4,214
JDE Peet's NV 8,838 331
Koninklijke Ahold Delhaize NV 44,155 1,811
Koninklijke KPN NV 193,307 904
Koninklijke Philips NV 38,221 1,034
Magnum Ice Cream Co. NV (The)(Æ) 24,848 394
Nebius Group NV Class A(Æ) 10,514 880
NN Group NV 13,346 1,027
Randstad NV 5,613 213
Universal Music Group NV 54,602 1,427
Wolters Kluwer NV 11,447 1,189
47,946
New Zealand - 0.2%
Auckland International Airport, Ltd. 87,317 418
Contact Energy, Ltd. 43,319 231
Fisher & Paykel Healthcare Corp., Ltd. 29,499 640
Infratil , Ltd. 48,136 307
Meridian Energy, Ltd. 67,642 218
Xero , Ltd.(Æ) 8,265 625
2,439
Norway - 0.5%
Aker BP ASA 16,346 416
DNB Bank ASA 44,420 1,237
Equinor ASA Class N 38,684 914
Gjensidige Forsikring ASA 10,345 310
Kongsberg Gruppen ASA 21,869 561
Mowi ASA 23,142 559
Norsk Hydro ASA 68,866 532
Orkla ASA 36,260 405
Salmar ASA Class A 3,459 212
Telenor ASA 31,850 463
5,609
Poland - 0.0%
InPost SA(Æ) 12,931 158
Portugal - 0.2%
Banco Comercial Portugues SA Class R 383,307 402
EDP SA 154,478 710
Galp Energia SGPS SA Class B 21,582 367
Jeronimo Martins SGPS SA 14,648 349
1,828
Singapore - 1.7%
CapitaLand Ascendas REIT(ö) 202,500 445
CapitaLand Integrated Commercial Trust
Class A(Æ)(ö) 302,800 562
Capitaland Investment, Ltd. 121,100 255
DBS Group Holdings, Ltd. 105,500 4,617
Grab Holdings, Ltd. Class A(Æ) 116,769 583
Keppel, Ltd. 72,300 580
Oversea-Chinese Banking Corp., Ltd. 166,700 2,561
Sea, Ltd. - ADR(Æ) 18,834 2,403
Sembcorp Industries, Ltd. 46,200 216

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 141
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Singapore Airlines, Ltd. 78,300 389
Singapore Exchange, Ltd. 42,600 560
Singapore Technologies Engineering, Ltd. 77,500 506
Singapore Telecommunications, Ltd. 373,200 1,322
STMicroelectronics NV 33,656 872
United Overseas Bank, Ltd. 61,700 1,680
17,551
South Africa - 0.2%
Anglo American PLC 55,037 2,268
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 10,051 268
Spain - 3.7%
Acciona SA 1,277 277
ACS Actividades de Construccion y
Servicios SA 8,762 869
Aena SME SA(Þ) 37,212 1,042
Amadeus IT Group SA Class A 22,351 1,639
Banco Bilbao Vizcaya Argentaria SA 285,951 6,688
Banco de Sabadell SA 249,255 977
Banco Santander SA 738,551 8,667
Bankinter SA 33,449 554
CaixaBank SA 191,845 2,343
Cellnex Telecom SA(Þ) 24,345 783
EDP Renovaveis SA 16,310 230
Endesa SA 15,760 567
Grifols SA 15,429 193
Iberdrola SA 314,921 6,817
Industria de Diseno Textil SA 54,221 3,572
Mapfre SA 46,860 236
Naturgy Energy Group SA 12,041 367
Redeia Corp. SA 20,990 374
Repsol SA 55,985 1,049
Telefonica SA 186,942 767
38,011
Sweden - 3.3%
AddTech AB Class B 12,937 460
Alfa Laval AB 14,600 738
Assa Abloy AB Class B 50,163 1,945
Atlas Copco AB Class A 134,432 2,408
Atlas Copco AB Class B 78,119 1,253
Beijer Ref AB 19,909 320
Boliden AB(Æ) 14,010 775
Epiroc AB Class A 33,254 752
Epiroc AB Class B 20,171 407
EQT AB 24,945 973
Essity Aktiebolag Class B 30,347 874
Evolution AB(Þ) 6,716 457
Fastighets AB Balder Class B(Æ) 37,139 274
H & M Hennes & Mauritz AB Class B 24,931 502
Hexagon AB Class B 103,909 1,229
Holmen AB Class B 3,943 152
Industrivarden AB Class A 6,131 276
Industrivarden AB Class C 8,063 362
Indutrade AB 14,134 366
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Investment AB Latour Class B 7,659 186
Investor AB Class B 90,718 3,237
L E Lundbergforetagen AB Class B 3,931 218
Lifco AB Class B 12,058 456
Nibe Industrier AB Class B 78,389 301
Saab AB Class B 16,137 939
Sagax AB Class B 11,368 244
Sandvik AB 53,362 1,728
Securitas AB Class B 25,439 405
Skandinaviska Enskilda Banken AB
Class A 75,768 1,600
Skanska AB Class B 16,938 462
SKF AB Class B 16,978 451
Svenska Cellulosa AB SCA Class B 31,423 417
Svenska Handelsbanken AB Class A 72,999 1,065
Swedbank AB Class A 42,491 1,478
Swedish Orphan Biovitrum AB Class
B(Æ) 10,128 364
Tele2 AB Class B 28,317 475
Telefonaktiebolaget LM Ericsson Class B 140,066 1,367
Telia Co. AB 117,205 501
Trelleborg AB Class B 10,491 444
Volvo AB Class B 79,509 2,549
33,410
Switzerland - 4.9%
ABB, Ltd. 77,775 5,749
Avolta AG 4,547 270
Banque Cantonale Vaudoise 1,558 197
Barry Callebaut AG 185 304
Belimo Holding AG 489 476
BKW AG 1,092 232
Chocoladefabriken Lindt & Spruengli AG 53 1,566
Cie Financiere Richemont SA Class A 26,676 5,757
DSM- Firmenich AG 8,760 708
EMS- Chemie Holding AG 363 251
Galderma Group AG 7,673 1,557
Geberit AG 1,683 1,311
Givaudan SA 455 1,809
Helvetia Holding AG 3,915 1,032
Julius Baer Group, Ltd. 10,143 793
Kuehne & Nagel International AG 2,397 516
Logitech International SA 7,725 787
Lonza Group AG 3,458 2,340
Partners Group Holding AG 1,126 1,383
Sandoz Group AG 20,742 1,512
Schindler Holding AG 3,219 1,186
SGS SA 8,216 942
Sika AG 7,565 1,550
Sonova Holding AG 2,496 644
Straumann Holding AG 5,496 644
Swatch Group AG (The) Class B 1,497 318
Swiss Life Holding AG 1,415 1,635
Swiss Prime Site AG Class A 3,982 619
Swisscom AG 1,286 934
UBS Group AG 157,529 7,282
VAT Group AG(Þ) 1,330 639

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
142 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Zurich Insurance Group AG 7,262 5,512
50,455
United Kingdom - 11.2%
3i Group PLC 48,850 2,125
Admiral Group PLC 12,905 553
Ashtead Group PLC 20,732 1,414
Associated British Foods PLC 15,967 458
AstraZeneca PLC 77,037 14,190
Auto Trader Group PLC(Þ) 42,991 339
Aviva PLC 151,522 1,387
BAE Systems PLC 149,212 3,430
Barclays PLC 692,067 4,393
Barratt Redrow PLC 70,750 363
British American Tobacco PLC 108,353 6,141
BT Group PLC 302,852 749
Bunzl PLC 16,100 449
Centrica PLC 239,104 544
CK Hutchison Holdings, Ltd. Class B 135,500 923
Coca-Cola Europacific Partners PLC 10,310 935
Compass Group PLC 83,475 2,656
DCC PLC 4,812 299
Diageo PLC 109,488 2,358
Entain PLC 31,426 324
Halma PLC 18,852 893
Hikma Pharmaceuticals PLC 8,608 180
HSBC Holdings PLC 855,385 13,411
Imperial Tobacco Group PLC 37,637 1,582
Informa PLC 65,558 778
InterContinental Hotels Group PLC 7,176 1,005
International Consolidated Airlines Group
SA 59,944 332
Intertek Group PLC 7,820 485
J Sainsbury PLC 89,195 393
JD Sports Fashion PLC 131,212 149
Kingfisher PLC 86,349 362
Land Securities Group PLC(ö) 36,605 305
Legal & General Group PLC 280,185 984
Lloyds Banking Group PLC 2,939,753 3,874
London Stock Exchange Group PLC 22,976 2,767
M&G PLC 113,528 436
Marks & Spencer Group PLC 102,145 454
Melrose Industries PLC 62,545 492
National Grid PLC 246,364 3,797
NatWest Group PLC 398,990 3,480
Next PLC 5,721 1,053
Pearson PLC 29,193 412
Phoenix Group Holdings PLC 36,338 358
Reckitt Benckiser Group PLC 33,201 2,688
RELX PLC 90,628 3,666
Rentokil Initial PLC 124,224 742
Rolls-Royce Holdings PLC 417,156 6,484
Sage Group PLC (The) 48,788 710
Schroders PLC 37,492 204
Segro PLC(ö) 63,233 612
Severn Trent PLC Class H 13,430 505
Smith & Nephew PLC 40,824 680
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Smiths Group PLC 16,529 521
Spirax Group PLC 3,808 348
SSE PLC 59,301 1,739
Standard Chartered PLC 95,703 2,337
Tesco PLC 319,661 1,903
Unilever PLC 108,024 7,063
United Utilities Group PLC 33,798 544
Vodafone Group PLC 941,807 1,251
Whitbread PLC 9,047 309
Wise PLC Class A(Æ) 34,462 414
114,732
United States - 9.4%
Aegon , Ltd. 65,605 506
Alcon AG 24,603 1,954
AP Moller - Maersk A/S Class A 151 348
AP Moller - Maersk A/S Class B 197 454
BP PLC 779,816 4,527
Buzzi Unicem SpA 3,908 238
CyberArk Software, Ltd.(Æ) 2,486 1,109
Experian PLC 45,123 2,041
Ferrovial SE 25,285 1,635
GSK PLC 201,466 4,951
Haleon PLC 437,991 2,216
Holcim AG(Æ) 25,120 2,463
monday.com, Ltd.(Æ) 2,101 310
Nestle SA 128,176 12,740
Novartis AG 94,579 13,065
QIAGEN NV 10,745 491
Roche Holding AG 36,519 15,106
Sanofi SA 54,811 5,318
Schneider Electric SE 27,202 7,456
Shell PLC 287,097 10,546
Spotify Technology SA(Æ) 7,758 4,505
Stellantis NV 99,261 1,096
Swiss Re AG 14,710 2,453
Tenaris SA 19,407 374
95,902
Total Common Stocks
(cost $960,277) 1,011,867
Preferred Stocks - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG
4.803% (Ÿ) 2,713 291
Dr Ing hc F Porsche AG
5.188% (Ÿ)(Þ) 5,917 317
Henkel AG & Co. KGaA
2.852% (Ÿ) 8,134 665
Porsche Automobil Holding SE
5.001% (Ÿ) 7,951 373
Sartorius AG
0.285% (Ÿ) 1,303 377
Volkswagen AG

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 143
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
6.208% (Ÿ) 10,385 1,263
3,286
Total Preferred Stocks
(cost $3,125) 3,286
Short-Term Investments - 0.9%
United States - 0.9%
State Street Institutional U.S. Government
Money Market Fund 9,278,680 9, 279
Total Short-Term Investments
(cost $9,279) 9,279
Total Investments - 100.2%
(cost $972,681) 1,024,432
Other Assets net of Liabilities
- (0.2)%
(2,107)
Net Assets - 100.0%
1,022,325

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
144 Venerable International Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
MSCI EAFE Index Futures 99 USD 14,365 03/20/2026 5
Total Futures Contracts (å) 5
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Australia $ — $ 71,397 $ — $ 71,397
Austria — 2,803 — 2,803
Belgium — 8,724 — 8,724
Brazil — 351 — 351
Burkina Faso — 506 — 506
Chile — 851 — 851
China — 5,951 — 5,951
Denmark — 18,606 — 18,606
Finland — 11,844 — 11,844
France — 92,516 — 92,516
Germany — 94,772 — 94,772
Hong Kong 475 18,301 — 18,776
Indonesia — 552 — 552
Ireland 1,271 3,473 — 4,744
Israel 2,882 6,877 — 9,759
Italy — 31,427 — 31,427
Japan — 224,718 — 224,718
Luxembourg — 1,692 — 1,692
Macao — 812 — 812
Mexico — 489 — 489
Netherlands 1,274 46,672 — 47,946
New Zealand — 2,439 — 2,439
Norway — 5,609 — 5,609
Poland — 158 — 158
Portugal — 1,828 — 1,828
Singapore 2,985 14,566 — 17,551
South Africa — 2,268 — 2,268
South Korea — 268 — 268
Spain — 38,011 — 38,011
Sweden — 33,410 — 33,410
Switzerland — 50,455 — 50,455
United Kingdom 935 113,797 — 114,732
United States 5,924 89,978 — 95,902
Preferred Stocks — 3,286 — 3,286
Short-Term Investments 9,279 — — 9,279
Total Investments 25,025 999,407 — 1,024,432

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 145
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Derivatives
Assets
Futures Contracts 5 — — 5
Total Derivatives
*
$ 5 $ — $ — $ 5
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
121,345 11.9
Consumer Staples ...............................................................................
59,015 5.8
Energy ................................................................................................
39,085 3.8
Financial Services ..............................................................................
289,263 28.3
Health Care ........................................................................................
112,522 11. 0
Materials and Processing ...................................................................
80,312 7.9
Producer Durables ..............................................................................
147,933 14.5
Technology .........................................................................................
103,549 10.1
Utilities ...............................................................................................
58,843 5.7
Preferred Stocks
Consumer Discretionary ....................................................................
2,244 0.2
Consumer Staples ...............................................................................
665 0.1
Producer Durables ..............................................................................
377 —**
Short-Term Investments .............................................................
9,279 0.9
Total Investments ............................................................................... 1,024,432 100.2
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable International Index Fund
See accompanying notes which are an integral part of the financial statements.
146 Venerable International Index Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 972,681
Investments, at fair value .............................................................................................................................................................
1,024,432
Foreign currency holdings(^) ....................................................................................................................................................... 4,073
Receivables:
Dividends and interest ...................................................................................................................................................... 693
Foreign capital gains taxes recoverable ........................................................................................................................... 277
From broker(a) ................................................................................................................................................................. 434
Prepaid expenses .......................................................................................................................................................................... 28
Total assets ...............................................................................................................................................................
1,029,937
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 6,997
Accrued fees to affiliates .................................................................................................................................................. 424
Other accrued expenses .................................................................................................................................................... 111
Variation margin on futures contracts .............................................................................................................................. 80
Total liabilities ...........................................................................................................................................................
7,612
Net Assets ...............................................................................................................................................................
$ 1,022,325
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 57,654
Paid-in capital ..............................................................................................................................................................................
964,671
Net Assets ...............................................................................................................................................................
$ 1,022,325
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 4,073
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 434
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 10.62
Class I — Net assets ............................................................................................................................................................ $ 607,880,368
Class I — Shares outstanding ............................................................................................................................................. 57,265,228
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.61
Class V — Net assets ........................................................................................................................................................... $ 414,444,240
Class V — Shares outstanding ............................................................................................................................................ 39,074,978
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable International Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 147
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7 ,82 2
Interest .............................................................................................................................................................................. 5
Less foreign taxes withheld ............................................................................................................................................. (578)
Total investment income ..............................................................................................................................................................
7,249
Expenses
Advisory fees ................................................................................................................................................................... 954
Administrative fees .......................................................................................................................................................... 318
Distribution fees - Class V ............................................................................................................................................... 372
Professional fees .............................................................................................................................................................. 83
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 38
Offering fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 49
Expenses before reductions .............................................................................................................................................. 1,830
Expense reductions .......................................................................................................................................................... (73)
Net expenses ................................................................................................................................................................................
1,757
Net investment income (loss) .......................................................................................................................................................
5,492
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 39
Futures contracts .............................................................................................................................................................. 1,163
Foreign currency-related transactions .............................................................................................................................. (1,036)
Net realized gain (loss) ................................................................................................................................................................
166
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 51,751
Futures contracts .............................................................................................................................................................. 5
Foreign currency-related transactions .............................................................................................................................. (1)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 51,755
Net realized and unrealized gain (loss) ........................................................................................................................................ 51,921
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 57,413
(1)     For the period September 5, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable International Index Fund
See accompanying notes which are an integral part of the financial statements.
148 Venerable International Index Fund
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 5,492
Net realized gain (loss) ................................................................................................................ 166
Net change in unrealized appreciation (depreciation) ................................................................. 51,755
Net increase (decrease) in net assets from operations ....................................................................... 57,413
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 964,912
Total Net Increase (Decrease) in Net Assets ...................................................................
1,022,325
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 1,022,325
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class I
Proceeds from shares sold 61,825 $ 618,256
Payments for shares redeemed (4,560) (47,285)
Net increase (decrease)
57,265 570,971
Class V
Proceeds from shares sold
(2)
41,876 422,965
Payments for shares redeemed (2,801) (29,024)
Net increase (decrease)
39,075 393,941
Total increase (decrease)
96,340 $ 964,912
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.
(2) During the period ended December 31, 2025, Venerable International Index Fund received securities in the amount of $404,092 for Class V to satisfy a subscription-in-kind.

See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 149
Venerable Variable Insurance Trust
Venerable International Index Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class I
12/31/25
(£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.06
$ Net Realized and Unrealized Gain (Loss) .56
$ Total from Investment Operations .62
$ Net Asset Value, End of Period 10.62
% Total Return
(ǿ)(±)
6.2 0
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 607,881
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
.4 6
% Expenses, Net
(ɯ)(Ƃ)
. 45
% Net Investment Income
(ɯ)(Ƃ)
1.8 1
% Portfolio Turnover Rate
(ǿ)
5
Class V
12/31/25
(£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.05
$ Net Realized and Unrealized Gain (Loss) .56
$ Total from Investment Operations .61
$ Net Asset Value, End of Period 10.61
% Total Return
(ǿ)(±)
6.10
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 414,444
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
.76
% Expenses, Net
(ɯ)(Ƃ)
.7 0
% Net Investment Income
(ɯ)(Ƃ)
1.61
% Portfolio Turnover Rate
(ǿ)
5

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
150 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 98.6%
Asset-Backed Securities - 0.4%
Carvana Auto Receivables Trust
Series 2025-P2 Class A3
4.550% due 08/12/30 570 575
Ford Credit Floorplan Master Owner
Trust
Series 2018-4 Class A
4.060% due 11/15/30 816 819
1,394
Corporate Bonds and Notes - 25.5%
Consumer Discretionary - 2.1%
Amazon.com, Inc.
2.875% due 05/12/41 405 307
3.100% due 05/12/51 400 269
American Honda Finance Corp.
Series GMTN
4.900% due 01/10/34 315 316
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.800% due 03/01/50 355 267
3.900% due 06/01/52 355 229
Comcast Corp.
3.750% due 04/01/40 450 371
3.450% due 02/01/50 530 355
Costco Wholesale Corp.
1.750% due 04/20/32 225 195
Ford Motor Co.
3.250% due 02/12/32 405 357
Fox Corp.
Series WI
4.709% due 01/25/29 405 410
General Motors Co.
5.200% due 04/01/45 360 324
General Motors Financial Co., Inc.
5.800% due 01/07/29 360 375
5.350% due 01/07/30 360 372
Home Depot, Inc. (The)
5.300% due 06/25/54 530 507
Lowe's Cos., Inc.
2.625% due 04/01/31 635 583
Marriott International, Inc.
4.900% due 04/15/29 500 511
McDonald's Corp.
Series MTN
3.625% due 09/01/49 450 331
Starbucks Corp.
2.250% due 03/12/30 500 461
Target Corp.
4.800% due 01/15/53 355 316
Toyota Motor Credit Corp.
5.550% due 11/20/30 405 428
Walmart, Inc.
5.250% due 09/01/35 225 238
4.500% due 04/15/53 265 235
7,757
Consumer Staples - 1.3%
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Anheuser-Busch Cos LLC / Anheuser-
Busch InBev Worldwide, Inc.
Series *
4.900% due 02/01/46 315 292
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 315 315
BAT Capital Corp.
Series WI
4.540% due 08/15/47 315 262
Bunge, Ltd. Finance Corp.
4.200% due 09/17/29 315 315
Campbell's Co. (The)
5.400% due 03/21/34 315 321
Coca-Cola Co. (The)
5.400% due 05/13/64 265 258
Conagra Brands, Inc.
4.850% due 11/01/28 360 364
Constellation Brands, Inc.
3.150% due 08/01/29 180 173
Haleon US Capital LLC
Series WI
3.375% due 03/24/29 270 264
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
6.500% due 12/01/52 265 272
Keurig Dr Pepper, Inc.
4.500% due 04/15/52 265 214
Mondelez International, Inc.
2.750% due 04/13/30 315 297
PepsiCo, Inc.
2.750% due 03/19/30 590 560
Philip Morris International, Inc.
5.125% due 02/15/30 225 232
5.250% due 02/13/34 400 414
Procter & Gamble Co. (The)
4.550% due 01/29/34 310 315
4,868
Energy - 1.8%
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 270 269
Chevron USA, Inc.
1.018% due 08/12/27 405 388
ConocoPhillips Co.
5.300% due 05/15/53 355 331
Coterra Energy, Inc.
5.400% due 02/15/35 270 274
Enbridge, Inc.
5.700% due 03/08/33 530 558
Energy Transfer, LP
5.700% due 04/01/35 270 280
5.000% due 05/15/50 400 335
Enterprise Products Operating LLC
4.850% due 03/15/44 450 411
Exxon Mobil Corp.
4.114% due 03/01/46 405 339
Kinder Morgan, Inc.
3.600% due 02/15/51 490 342
MPLX, LP

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 151
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.700% due 04/15/48 360 300
Occidental Petroleum Corp.
6.625% due 09/01/30 360 387
Ovintiv , Inc.
5.650% due 05/15/28 360 371
Phillips 66 Co.
5.300% due 06/30/33 400 413
Sabine Pass Liquefaction LLC
Series WI
4.500% due 05/15/30 270 271
Shell Finance US, Inc.
Series *
4.375% due 05/11/45 315 272
TotalEnergies Capital SA
5.488% due 04/05/54 265 257
Western Midstream Operating, LP
6.350% due 01/15/29 360 379
Williams Cos., Inc. (The)
3.750% due 06/15/27 405 404
6,581
Financial Services - 9.9%
Allstate Corp. (The)
5.250% due 03/30/33 310 322
Ameriprise Financial, Inc.
5.700% due 12/15/28 450 472
Arthur J Gallagher & Co.
5.150% due 02/15/35 270 273
Asian Development Bank
Series GMTN
2.500% due 11/02/27 600 589
4.375% due 03/06/29 500 511
Banco Santander SA
6.921% due 08/08/33 355 394
Bank of America Corp.
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 355 366
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 315 328
5.511% due 01/24/36 (SOFR +
1.310%)(Ê) 315 329
Series MTN
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 270 269
1.898% due 07/23/31 (SOFR +
1.530%)(Ê) 360 323
4.083% due 03/20/51 (CME Term
SOFR 3 Month + 3.412%)(Ê) 445 357
Series WI
3.419% due 12/20/28 (CME Term
SOFR 3 Month + 1.302%)(Ê) 270 267
Bank of Montreal
5.717% due 09/25/28 315 328
Barclays PLC
5.501% due 08/09/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.650%)(Ê) 1,085 1,108
Blackstone Reg Finance Co. LLC
5.000% due 12/06/34 315 318
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Capital One Financial Corp.
5.700% due 02/01/30 (SOFR +
1.905%)(Ê) 225 234
2.359% due 07/29/32 (SOFR +
1.337%)(Ê) 315 276
5.268% due 05/10/33 (SOFR +
2.370%)(Ê) 225 231
Citibank NA
Series BKNT
5.570% due 04/30/34 250 265
Citigroup, Inc.
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 635 588
6.174% due 05/25/34 (SOFR +
2.661%)(Ê) 310 330
4.650% due 07/23/48 360 318
CME Group, Inc.
4.400% due 03/15/30 315 320
Corebridge Financial, Inc.
Series WI
3.850% due 04/05/29 360 355
Crown Castle, Inc.
5.600% due 06/01/29 500 519
Deutsche Bank AG
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 405 411
ERP Operating, LP
4.650% due 09/15/34 360 356
European Investment Bank
4.500% due 03/14/30 800 824
4.250% due 08/16/32 700 711
Fifth Third Bancorp
5.631% due 01/29/32 (SOFR +
1.840%)(Ê) 225 236
Global Payments, Inc.
2.900% due 05/15/30 360 334
Goldman Sachs Group, Inc. (The)
2.615% due 04/22/32 (SOFR +
1.281%)(Ê) 270 246
5.016% due 10/23/35 (SOFR +
1.420%)(Ê) 635 638
5.561% due 11/19/45 (SOFR +
1.580%)(Ê) 405 405
Host Hotels & Resorts, LP
Series I
3.500% due 09/15/30 450 429
HSBC Holdings PLC
6.161% due 03/09/29 (SOFR +
1.970%)(Ê) 450 468
5.240% due 05/13/31 (SOFR +
1.570%)(Ê) 270 278
6.332% due 03/09/44 (SOFR +
2.650%)(Ê) 315 345
ING Groep NV
5.335% due 03/19/30 (SOFR +
1.440%)(Ê) 360 371
Inter-American Development Bank
3.750% due 06/14/30 500 500

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
152 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series GMTN
4.375% due 07/16/35 400 405
International Bank for Reconstruction
& Development
4.500% due 04/10/31 1,000 1,032
Series GMTN
4.625% due 01/15/32 900 933
JPMorgan Chase & Co.
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 405 409
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 315 318
3.702% due 05/06/30 (CME Term
SOFR 3 Month + 1.422%)(Ê) 405 399
2.956% due 05/13/31 (CME Term
SOFR 3 Month + 2.515%)(Ê) 360 340
5.717% due 09/14/33 (SOFR +
2.580%)(Ê) 265 281
5.350% due 06/01/34 (SOFR +
1.845%)(Ê) 355 369
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 450 479
Lincoln National Corp.
3.800% due 03/01/28 360 358
Lloyds Banking Group PLC
Series .!
6.068% due 06/13/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 270 284
LPL Holdings, Inc.
4.900% due 04/03/28 815 827
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35 360 365
Mastercard , Inc.
3.850% due 03/26/50 310 243
MetLife, Inc.
4.550% due 03/23/30 315 322
4.875% due 11/13/43 315 293
Mid-America Apartments, LP
3.950% due 03/15/29 405 403
Mitsubishi UFJ Financial Group, Inc.
5.258% due 04/17/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.820%)(Ê) 225 232
5.615% due 04/24/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.270%)(Ê) 315 330
Mizuho Financial Group, Inc.
5.323% due 07/08/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.070%)(Ê) 315 324
Moody's Corp.
Series WI
3.250% due 01/15/28 635 627
Morgan Stanley
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 530 559
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series GMTN
3.772% due 01/24/29 (CME Term
SOFR 3 Month + 1.402%)(Ê) 725 721
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 360 362
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 500 486
NatWest Group PLC
4.964% due 08/15/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê) 315 321
ORIX Corp.
4.650% due 09/10/29 315 320
PayPal Holdings, Inc.
2.850% due 10/01/29 315 302
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 450 474
Progressive Corp. (The)
4.125% due 04/15/47 315 261
Realty Income Corp.
4.850% due 03/15/30 360 370
Royal Bank of Canada
Series MTN
6.000% due 11/01/27 545 566
S&P Global, Inc.
Series WI
4.750% due 08/01/28 360 367
State Street Corp.
4.330% due 10/22/27 360 364
Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/29 315 303
Toronto-Dominion Bank (The)
4.861% due 01/31/28 635 646
Travelers Cos., Inc. (The)
5.450% due 05/25/53 265 261
Truist Financial Corp.
Series MTN
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 310 329
US Bancorp
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 265 282
Ventas Realty, LP
3.000% due 01/15/30 450 428
VICI Properties, LP
4.750% due 02/15/28 405 409
Visa, Inc.
4.300% due 12/14/45 270 236
Wells Fargo & Co.
5.605% due 04/23/36 (SOFR +
1.740%)(Ê) 315 330
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 450 349
Series MTN
2.879% due 10/30/30 (CME Term
SOFR 3 Month + 1.432%)(Ê) 360 343

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 153
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.400% due 06/14/46 315 263
Westpac Banking Corp.
4.110% due 07/24/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê) 360 354
36,121
Health Care - 2.6%
AbbVie, Inc.
4.700% due 05/14/45 315 285
Series WI
4.250% due 11/21/49 530 437
Amgen, Inc.
5.250% due 03/02/33 575 596
4.400% due 05/01/45 500 428
Becton Dickinson & Co.
4.693% due 02/13/28 450 456
Boston Scientific Corp.
2.650% due 06/01/30 315 296
Bristol-Myers Squibb Co.
Series WI
4.125% due 06/15/39 270 245
CVS Health Corp.
4.780% due 03/25/38 315 298
5.050% due 03/25/48 405 357
Elevance Health, Inc.
4.375% due 12/01/47 500 415
Eli Lilly & Co.
5.000% due 02/09/54 490 457
HCA, Inc.
5.750% due 03/01/35 360 378
Series WI
3.625% due 03/15/32 405 383
Humana, Inc.
5.375% due 04/15/31 360 372
Johnson & Johnson
5.000% due 03/01/35 500 521
Merck & Co., Inc.
2.750% due 12/10/51 575 356
Pfizer, Inc.
4.100% due 09/15/38 545 500
Quest Diagnostics, Inc.
2.950% due 06/30/30 315 298
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30 405 361
Royalty Pharma PLC
Series WI
2.200% due 09/02/30 545 494
Thermo Fisher Scientific, Inc.
5.086% due 08/10/33 310 322
UnitedHealth Group, Inc.
5.875% due 02/15/53 575 581
Universal Health Services, Inc.
4.625% due 10/15/29 360 361
Wyeth LLC
5.950% due 04/01/37 180 194
Zimmer Biomet Holdings, Inc.
5.500% due 02/19/35 315 327
9,718
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Materials and Processing - 0.5%
Air Products and Chemicals, Inc.
4.850% due 02/08/34 355 361
Dow Chemical Co. (The)
4.375% due 11/15/42 405 321
Ecolab, Inc.
4.800% due 03/24/30 270 277
Rio Tinto Finance (USA) PLC
5.125% due 03/09/53 620 578
Smurfit Kappa Treasury ULC
Series WI
5.200% due 01/15/30 270 279
1,816
Producer Durables - 1.8%
Boeing Co. (The)
5.805% due 05/01/50 310 305
5.930% due 05/01/60 310 304
Burlington Northern Santa Fe LLC
4.450% due 03/15/43 545 485
CRH America Finance, Inc.
5.500% due 01/09/35 300 313
CSX Corp.
4.300% due 03/01/48 450 376
Eaton Corp.
4.350% due 05/18/28 225 228
FedEx Corp.
Series *
5.250% due 05/15/50 400 368
General Dynamics Corp.
3.750% due 05/15/28 815 817
General Electric Co.
4.900% due 01/29/36 315 320
Honeywell International, Inc.
1.950% due 06/01/30 500 456
Ingersoll Rand, Inc.
5.700% due 08/14/33 220 233
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 315 332
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 315 295
Parker-Hannifin Corp.
4.500% due 09/15/29 270 274
Republic Services, Inc.
5.000% due 04/01/34 360 369
Union Pacific Corp.
Series WI
3.839% due 03/20/60 355 256
United Parcel Service, Inc.
3.400% due 03/15/29 405 399
Waste Management, Inc.
3.150% due 11/15/27 315 311
6,441
Technology - 2.1%
Alphabet, Inc.
0.800% due 08/15/27 450 431
Analog Devices, Inc.
2.100% due 10/01/31 360 320
Apple, Inc.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
154 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.375% due 05/13/45 360 322
3.950% due 08/08/52 400 317
Broadcom, Inc.
4.926% due 05/15/37 (Þ) 405 400
Series WI
3.500% due 02/15/41 315 257
Cisco Systems, Inc.
4.550% due 02/24/28 680 691
Dell International LLC / EMC Corp.
Series WI
5.300% due 10/01/29 225 232
HP, Inc.
4.000% due 04/15/29 360 356
IBM Corp.
4.250% due 05/15/49 450 363
Intel Corp.
3.750% due 08/05/27 315 313
4.750% due 03/25/50 400 327
Intuit, Inc.
5.125% due 09/15/28 405 418
Marvell Technology, Inc.
Series WI
2.450% due 04/15/28 405 390
Meta Platforms, Inc.
5.600% due 05/15/53 400 383
Micron Technology, Inc.
6.050% due 11/01/35 270 288
Motorola Solutions, Inc.
5.550% due 08/15/35 450 468
Oracle Corp.
5.250% due 02/03/32 545 544
5.200% due 09/26/35 135 130
5.950% due 09/26/55 355 315
QUALCOMM, Inc.
2.150% due 05/20/30 360 332
7,597
Utilities - 3.4%
Alabama Power Co.
3.050% due 03/15/32 270 251
AT&T, Inc.
Series *
4.300% due 02/15/30 360 361
Series WI
3.500% due 09/15/53 530 355
3.550% due 09/15/55 530 353
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 270 293
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 355 362
CenterPoint Energy, Inc.
5.400% due 06/01/29 270 280
Connecticut Light and Power Co. (The)
5.250% due 01/15/53 355 336
Consolidated Edison Co. of New York,
Inc.
5.500% due 03/15/34 225 236
4.450% due 03/15/44 360 314
DTE Energy Co.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.850% due 06/01/34 315 336
Duke Energy Corp.
5.000% due 08/15/52 400 353
Duke Energy Progress LLC
5.050% due 03/15/35 315 321
Entergy Corp.
1.900% due 06/15/28 270 256
Entergy Louisiana LLC
5.700% due 03/15/54 445 443
Exelon Corp.
5.600% due 03/15/53 355 344
Florida Power & Light Co.
5.100% due 04/01/33 445 461
Interstate Power and Light Co.
5.600% due 06/29/35 270 281
NextEra Energy Capital Holdings, Inc.
5.250% due 03/15/34 500 513
NiSource, Inc.
3.600% due 05/01/30 360 350
Northern States Power Co.
5.100% due 05/15/53 400 372
Pacific Gas and Electric Co.
6.400% due 06/15/33 310 334
PacifiCorp
5.800% due 01/15/55 310 289
Public Service Electric and Gas Co.
4.850% due 08/01/34 360 363
Rogers Communications, Inc.
Series WI
4.500% due 03/15/42 405 346
San Diego Gas & Electric Co.
5.350% due 04/01/53 310 294
Sempra
5.500% due 08/01/33 310 324
Southern California Edison Co.
5.300% due 03/01/28 725 740
Southern Co. (The)
4.850% due 03/15/35 270 267
T-Mobile USA, Inc.
5.050% due 07/15/33 400 408
Series WI
2.550% due 02/15/31 315 288
3.300% due 02/15/51 445 297
Union Electric Co.
5.125% due 03/15/55 310 284
Verizon Communications, Inc.
5.401% due 07/02/37 (Þ) 315 319
2.650% due 11/20/40 405 290
3.550% due 03/22/51 355 253
Virginia Electric and Power Co.
5.000% due 01/15/34 400 406
12,673
93,572
International Debt - 2.0%
Chile Government International Bond
3.500% due 01/31/34 400 367
Export-Import Bank of Korea
4.500% due 01/11/29 400 406

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 155
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Indonesia Government International
Bond
4.750% due 09/10/34 450 449
Israel Government International Bond
Series 10Y
5.500% due 03/12/34 300 311
Japan Bank for International
Co-operation
3.875% due 07/03/28 500 502
Kreditanstalt Fuer Wiederaufbau
3.500% due 08/09/28 1,000 999
Mexico Government International
Bond
5.850% due 07/02/32 350 360
6.625% due 01/29/38 350 365
6.338% due 05/04/53 350 333
Panama Government International
Bond
6.700% due 01/26/36 350 376
Peruvian Government International
Bond
5.500% due 03/30/36 350 357
Philippines Government International
Bond
5.250% due 05/14/34 250 260
5.175% due 09/05/49 250 238
Province of British Columbia Canada
4.750% due 06/12/34 500 512
Province of Ontario Canada
3.900% due 09/04/30 600 600
Province of Quebec Canada
3.625% due 04/13/28 500 499
Republic of Poland Government
International Bond
Series 10Y
5.375% due 02/12/35 300 311
Uruguay Government International
Bond
5.442% due 02/14/37 250 260
7,505
Mortgage-Backed Securities - 25.5%
Bank Commercial Mortgage Pass-
Through Certificates
Series 2024-BNK47 Class A5
5.716% due 06/15/57 250 265
Barclays Commercial Mortgage Trust
Series 2019-C3 Class A4
3.583% due 05/15/52 250 244
Series 2022-C18 Class A5
5.710% due 12/15/55 (~)(Ê) 390 411
Series 2024-C28 Class A5
5.403% due 09/15/57 250 260
Series 2025-5C33 Class A4
5.839% due 03/15/58 250 263
CSAIL Commercial Mortgage Trust
Series 2018-CX12 Class A4
4.224% due 08/15/51 (~)(Ê) 400 399
Series 2019-C16 Class A3
3.329% due 06/15/52 250 242
CSMC Trust
Series 2016-NXSR Class A4
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.795% due 12/15/49 (~)(Ê) 250 249
Fannie Mae
3.500% due 2036 77 76
2.000% due 2037 1,349 1,251
3.500% due 2037 102 100
6.000% due 2039 49 51
1.500% due 2040 151 129
2.500% due 2040 146 133
5.500% due 2040 107 109
1.500% due 2041 287 243
2.000% due 2041 670 589
2.500% due 2042 258 235
4.000% due 2044 100 99
5.000% due 2044 92 93
5.500% due 2044 97 99
2.000% due 2050 3,016 2,466
2.500% due 2050 9,906 8,540
2.000% due 2051 4,902 3,995
2.500% due 2051 1,252 1,064
3.000% due 2052 2,680 2,380
4.000% due 2052 2,590 2,470
4.500% due 2053 1,983 1,945
6.000% due 2053 786 807
6.000% due 2054 3,276 3,365
6.500% due 2054 1,122 1,165
7.000% due 2054 317 339
Freddie Mac
3.000% due 2032 255 250
2.000% due 2035 995 931
2.500% due 2035 955 910
1.500% due 2036 1,609 1,459
3.000% due 2036 284 273
3.000% due 2037 214 206
6.000% due 2038 42 43
4.500% due 2039 78 78
5.500% due 2039 79 81
3.500% due 2040 68 67
4.000% due 2040 99 98
4.500% due 2040 116 117
5.000% due 2040 259 262
2.000% due 2041 485 427
3.000% due 2047 1,611 1,462
3.500% due 2049 1,272 1,199
1.500% due 2050 1,428 1,107
2.000% due 2050 5,435 4,446
1.500% due 2051 569 441
2.000% due 2051 2,073 1,688
3.000% due 2052 2,121 1,884
4.000% due 2052 1,222 1,162
5.500% due 2053 2,400 2,439
6.000% due 2053 1,602 1,647
6.500% due 2053 187 195
5.000% due 2054 1,867 1,863
5.500% due 2054 3,632 3,684
6.500% due 2054 1,036 1,087
4.500% due 2055 902 881

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
156 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.000% due 2055 2,145 2,141
7.000% due 2055 175 184
3.500% due 05/01/51 3,193 2,983
Freddie Mac Multifamily Structured
Pass Through Certificates
Series 2018-K073 Class A2
3.350% due 01/25/28 350 347
Series 2018-K074 Class A2
3.600% due 01/25/28 350 348
Series 2020-K117 Class A2
1.406% due 08/25/30 350 312
Series 2022-K139 Class A2
2.590% due 01/25/32 (~)(Ê) 350 321
Series 2022-K145 Class A2
2.580% due 05/25/32 350 318
Series 2023-K509 Class A2
4.850% due 09/25/28 350 358
Ginnie Mae II
2.000% due 2051 3,482 2,886
2.500% due 2051 3,664 3,164
3.000% due 2051 2,679 2,411
3.500% due 2052 2,226 2,057
4.000% due 2052 1,522 1,452
4.500% due 2052 1,778 1,750
5.500% due 2053 1,182 1,201
5.000% due 2054 2,278 2,275
5.500% due 2054 1,561 1,578
6.000% due 2054 1,598 1,632
6.500% due 2054 585 605
7.000% due 2054 69 71
7.000% due 2055 99 102
Morgan Stanley Capital I Trust
Series 2017-HR2 Class A4
3.587% due 12/15/50 300 296
Series 2018-L1 Class A4
4.407% due 10/15/51 (~)(Ê) 250 250
Wells Fargo Commercial Mortgage
Trust
Series 2025-5C3 Class A3
6.096% due 01/15/58 250 265
93,770
United States Government Agencies - 0.5%
Federal Home Loan Bank
4.375% due 09/08/28 1,500 1,531
Tennessee Valley Authority
4.875% due 05/15/35 300 310
1,841
United States Government Treasuries - 44.7%
United States Treasury Notes
3.625% due 08/31/27 36,877 36,958
0.500% due 10/31/27 3,388 3,210
4.000% due 12/15/27 16,500 16,661
3.500% due 10/15/28 1,220 1,219
4.000% due 02/28/30 2,400 2,431
3.625% due 08/31/30 49,340 49,170
0.875% due 11/15/30 1,619 1,415
3.875% due 09/30/32 850 848
3.750% due 10/31/32 1,850 1,831
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.250% due 08/15/35 15,791 15,917
4.500% due 02/15/36 1,205 1,244
2.500% due 02/15/45 1,934 1,371
4.875% due 08/15/45 17,070 17,259
3.000% due 11/15/45 1,250 956
4.750% due 08/15/55 13,520 13,321
4.625% due 11/15/55 386 373
164,184
Total Long-Term Fixed
Income Investments
(cost $363,537) 362,266
Number of
S hares
Short-Term Investments - 0.3%
State Street Institutional U.S.
Government Money Market Fund 1,178,859 1,179
Total Short-Term Investments
(cost $1,179) 1,179
Total Investments - 98.9%
(cost $364,716) 363,445
Other Assets net of
Liabilities - 1.1%
3,907
Net Assets - 100.0%
367,352

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 157
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 1,394 $ — $ 1,394
Corporate Bonds and Notes — 93,572 — 93,572
International Debt — 7,505 — 7,505
Mortgage-Backed Securities — 93,770 — 93,770
United States Government Agencies — 1,841 — 1,841
United States Government Treasuries — 164,184 — 164,184
Short-Term Investments 1,179 — — 1,179
Total Investments
$ 1,179 $ 362,266 $ — $ 363,445
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
932 0 .2
Belgium ..............................................................................................
607 0 .2
Canada ................................................................................................
4,324 1 .2
Chile ...................................................................................................
367 0 .1
France .................................................................................................
257 0 .1
Germany .............................................................................................
1,410 0 .4
Indonesia ............................................................................................
449 0 .1
Ireland ................................................................................................
279 0 .1
Israel ...................................................................................................
311 0 .1
Japan ..................................................................................................
2,011 0 .5
Luxembourg .......................................................................................
1,535 0 .4
Mexico ...............................................................................................
1,058 0 .3
Netherlands ........................................................................................
371 0 .1
Panama ...............................................................................................
376 0 .1
Peru ....................................................................................................
357 0 .1
Philippines ..........................................................................................
1,598 0 .4
Poland ................................................................................................
311 0 .1
South Korea .......................................................................................
406 0 .1
Spain ..................................................................................................
394 0 .1
United Kingdom .................................................................................
3,066 0 .8
United States ......................................................................................
342,766 93 .3
Uruguay ..............................................................................................
260 0 .1
Total Investments ............................................................................... 363,445 98 .9

Venerable Variable Insurance Trust
Venerable Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
158 Venerable Bond Index Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 364,716
Investments, at fair value .............................................................................................................................................................
363,445
Receivables:
Dividends and interest ...................................................................................................................................................... 3,668
Investments sold ............................................................................................................................................................... 812
Fund shares sold ............................................................................................................................................................... 418
Prepaid expenses .......................................................................................................................................................................... 14
Total assets ...............................................................................................................................................................
368,357
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 771
Fund shares redeemed ...................................................................................................................................................... 61
Accrued fees to affiliates .................................................................................................................................................. 114
Other accrued expenses .................................................................................................................................................... 59
Total liabilities ...........................................................................................................................................................
1,005
Net Assets ...............................................................................................................................................................
$ 367,352
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (49)
Paid-in capital ..............................................................................................................................................................................
367,4 01
Net Assets ...............................................................................................................................................................
$ 367,352
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 10.01
Class I — Net assets ............................................................................................................................................................ $ 245 , 622 , 155
Class I — Shares outstanding ............................................................................................................................................. 24 , 546 , 846
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.01
Class V — Net assets ........................................................................................................................................................... $ 121,729,421
Class V — Shares outstanding ............................................................................................................................................ 12,163,557
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 159
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 5,186
Dividends ......................................................................................................................................................................... 19
Total investment income ..............................................................................................................................................................
5,205
Expenses
Advisory fees ................................................................................................................................................................... 284
Administrative fees .......................................................................................................................................................... 124
Distribution fees - Class V ............................................................................................................................................... 134
Professional fees .............................................................................................................................................................. 71
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 2
Offering fees ..................................................................................................................................................................... 4
Miscellaneous .................................................................................................................................................................. 1 6
Expenses before reductions .............................................................................................................................................. 63 8
Expense reductions .......................................................................................................................................................... (81)
Net expenses ................................................................................................................................................................................
55 7
Net investment income (loss) .......................................................................................................................................................
4,64 8
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (249)
Net realized gain (loss) ................................................................................................................................................................
(249)
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... (1,271)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (1,271)
Net realized and unrealized gain (loss) ........................................................................................................................................ (1,520)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,12 8
(1)     For the period September 5, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
160 Venerable Bond Index Fund
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 4,648
Net realized gain (loss) ................................................................................................................ (249)
Net change in unrealized appreciation (depreciation) ................................................................. (1,271)
Net increase (decrease) in net assets from operations ....................................................................... 3,128
Distributions
To shareholders
Class I ....................................................................................................................................... (2,138)
Class V ..................................................................................................................................... (1,113)
Net decrease in net assets from distributions ..................................................................................... (3,251)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 367,475
Total Net Increase (Decrease) in Net Assets ...................................................................
367,352
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 367,352
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class I
Proceeds from shares sold 25,355 $ 253,555
Proceeds from reinvestment of distributions 214 2,138
Payments for shares redeemed (1,022) (10,243)
Net increase (decrease)
24,547 245,450
Class V
Proceeds from shares sold 17,524 175,760
Proceeds from reinvestment of distributions 111 1,113
Payments for shares redeemed (5,47 2 ) (54,848)
Net increase (decrease)
12,16 3 122,025
Total increase (decrease)
36,71 0 $ 367,475
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 161
Venerable Variable Insurance Trust
Venerable Bond Index Fund
Financial Highlights — For the Period Ended
For a S hare Outstanding Throughout the Period.
Class I
12/31/25
(£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.13
$ Net Realized and Unrealized Gain (Loss) (.03 )
$ Total from Investment Operations .10
Less distributions:
–
$ Distributions from Net Investment Income (.09 )
$ Total Distributions (.09 )
$ Net Asset Value, End of Period 10.01
% Total Return
(ǿ)(±)
. 96
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 245 , 622
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
. 41
% Expenses, Net
(ɯ)(Ƃ)
. 36
% Net Investment Income
(ɯ)(Ƃ)
3 . 8 6
% Portfolio Turnover Rate
(ǿ)
27
Class V
12/31/25
(£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.12
$ Net Realized and Unrealized Gain (Loss) (.04)
$ Total from Investment Operations .08
Less distributions:
–
$ Distributions from Net Investment Income (.07)
$ Total Distributions (.07)
$ Net Asset Value, End of Period 10.01
% Total Return
(ǿ)(±)
.84
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 121,730
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
. 70
% Expenses, Net
(ɯ)(Ƃ)
. 61
% Net Investment Income
(ɯ)(Ƃ)
3 . 6 0
% Portfolio Turnover Rate
(ǿ)
27

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
162 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 98.0%
Corporate Bonds and Notes - 98.0%
Consumer Discretionary - 8.3%
Amazon.com, Inc.
4.700% due 12/01/32 4,600 4,728
4.650% due 11/20/35 900 896
American Honda Finance Corp.
Series GMTN
4.850% due 10/23/31 3,600 3,666
AppLovin Corp.
5.375% due 12/01/31 2,700 2,797
AutoZone, Inc.
4.750% due 02/01/33 3,400 3,407
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.400% due 04/01/33 3,300 3,113
6.384% due 10/23/35 1,200 1,238
Choice Hotels International, Inc.
5.850% due 08/01/34 500 510
Comcast Corp.
4.650% due 02/15/33 4,800 4,816
5.300% due 05/15/35 700 717
6.500% due 11/15/35 800 888
DR Horton, Inc.
5.000% due 10/15/34 2,600 2,630
Ford Motor Co.
3.250% due 02/12/32 6,500 5,733
Ford Motor Credit Co. LLC
6.500% due 02/07/35 1,600 1,657
General Motors Financial Co., Inc.
2.700% due 06/10/31 5,800 5,253
6.100% due 01/07/34 3,800 4,026
Home Depot, Inc. (The)
3.250% due 04/15/32 7,200 6,779
Honda Motor Co., Ltd.
5.337% due 07/08/35 2,700 2,758
Lowe's Cos., Inc.
3.750% due 04/01/32 4,700 4,506
Marriott International, Inc.
4.500% due 10/15/31 2,700 2,706
5.250% due 10/15/35 600 608
Paramount Global
4.200% due 05/19/32 1,800 1,626
Starbucks Corp.
3.000% due 02/14/32 2,000 1,844
Tapestry, Inc.
5.500% due 03/11/35 2,100 2,149
Toyota Motor Credit Corp.
5.100% due 03/21/31 6,000 6,228
Walmart, Inc.
4.100% due 04/15/33 4,300 4,293
79,572
Consumer Staples - 4.6%
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 06/15/34 3,700 3,826
BAT Capital Corp.
5.625% due 08/15/35 1,300 1,355
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Bunge, Ltd. Finance Corp.
4.650% due 09/17/34 3,300 3,238
Constellation Brands, Inc.
4.950% due 11/01/35 1,000 992
Diageo Investment Corp.
5.625% due 04/15/35 600 635
General Mills, Inc.
4.950% due 03/29/33 3,800 3,854
Hershey Co. (The)
5.100% due 02/24/35 3,000 3,083
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
5.950% due 04/20/35 (Þ) 1,600 1,682
Keurig Dr Pepper, Inc.
4.050% due 04/15/32 4,000 3,848
Kraft Heinz Foods Co.
5.200% due 03/15/32 3,100 3,187
Mondelez International, Inc.
3.000% due 03/17/32 2,200 2,018
PepsiCo, Inc.
3.900% due 07/18/32 2,200 2,162
Philip Morris International, Inc.
4.750% due 11/01/31 2,900 2,960
5.625% due 09/07/33 4,800 5,090
Pilgrim's Pride Corp.
6.250% due 07/01/33 2,900 3,096
Procter & Gamble Co. (The)
2.300% due 02/01/32 200 183
4.350% due 11/03/35 3,300 3,269
44,478
Energy - 6.6%
BP Capital Markets America, Inc.
5.227% due 11/17/34 5,500 5,678
Canadian Natural Resources, Ltd.
5.400% due 12/15/34 2,800 2,851
Cheniere Energy Partners, LP
5.750% due 08/15/34 4,300 4,491
Chevron USA, Inc.
4.850% due 10/15/35 1,400 1,417
Coterra Energy, Inc.
5.400% due 02/15/35 2,500 2,538
Diamondback Energy, Inc.
5.550% due 04/01/35 1,100 1,132
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 1,300 1,378
Energy Transfer, LP
6.550% due 12/01/33 700 768
5.600% due 09/01/34 4,200 4,323
Helmerich & Payne, Inc.
5.500% due 12/01/34 1,400 1,380
HF Sinclair Corp.
6.250% due 01/15/35 500 522
Kinder Morgan, Inc.
4.800% due 02/01/33 3,400 3,410
MPLX, LP
5.000% due 03/01/33 3,700 3,717
Occidental Petroleum Corp.

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 163
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.375% due 01/01/32 4,500 4,595
ONEOK, Inc.
4.750% due 10/15/31 1,900 1,911
5.050% due 11/01/34 4,100 4,068
Phillips 66 Co.
Series A
5.875% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.283%)(Ê) 1,000 988
Plains All American Pipeline, LP / PAA
Finance Corp.
5.700% due 09/15/34 2,500 2,582
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 2,400 2,416
4.000% due 01/15/32 3,200 3,057
Western Midstream Partners, LP
5.500% due 12/15/35 1,700 1,697
Williams Cos., Inc. (The)
4.650% due 08/15/32 7,000 7,014
Woodside Finance, Ltd.
6.000% due 05/19/35 1,300 1,355
63,288
Financial Services - 37.4%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/30/32 4,100 3,794
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 4,100 3,468
Allstate Corp. (The)
5.250% due 03/30/33 4,600 4,782
American Express Co.
5.043% due 05/01/34 (SOFR +
1.835%)(Ê) 5,700 5,840
4.804% due 10/24/36 (SOFR +
1.237%)(Ê) 1,300 1,285
American Homes 4 Rent, LP
3.625% due 04/15/32 3,700 3,498
American International Group, Inc.
5.125% due 03/27/33 2,900 2,983
American Tower Corp.
5.550% due 07/15/33 4,300 4,504
Aon Corp. / Aon Global Holdings PLC
5.350% due 02/28/33 2,600 2,709
Banco Santander SA
6.938% due 11/07/33 3,200 3,664
5.127% due 11/06/35 1,000 1,003
Bank of America Corp.
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 3,900 4,022
5.872% due 09/15/34 (SOFR +
1.840%)(Ê) 4,200 4,482
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 5,300 5,521
5.744% due 02/12/36 (SOFR +
1.697%)(Ê) 4,200 4,380
3.846% due 03/08/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê) 6,600 6,228
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Bank of New York Mellon Corp. (The)
Series MTN
5.834% due 10/25/33 (SOFR +
2.074%)(Ê) 3,300 3,559
5.188% due 03/14/35 (SOFR +
1.418%)(Ê) 3,800 3,923
Barclays PLC
5.335% due 09/10/35 (SOFR +
1.910%)(Ê) 3,100 3,150
5.785% due 02/25/36 (SOFR +
1.590%)(Ê) 3,800 3,979
BlackRock, Inc.
4.750% due 05/25/33 3,500 3,578
Blackstone Private Credit Fund
6.000% due 11/22/34 700 707
Blackstone Reg Finance Co. LLC
5.000% due 12/06/34 2,500 2,523
Boston Properties, LP
5.750% due 01/15/35 3,200 3,293
Brookfield Finance, Inc.
6.350% due 01/05/34 2,200 2,389
Capital One Financial Corp.
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 3,400 3,676
6.183% due 01/30/36 (SOFR +
2.036%)(Ê) 3,000 3,136
Charles Schwab Corp. (The)
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 4,100 4,389
Citigroup, Inc.
4.910% due 05/24/33 (SOFR +
2.086%)(Ê) 5,000 5,058
6.174% due 05/25/34 (SOFR +
2.661%)(Ê) 2,900 3,087
5.827% due 02/13/35 (SOFR +
2.056%)(Ê) 4,200 4,369
5.174% due 09/11/36 (SOFR +
1.488%)(Ê) 1,500 1,516
Series .
5.333% due 03/27/36 (SOFR +
1.465%)(Ê) 1,900 1,943
CNA Financial Corp.
5.125% due 02/15/34 2,800 2,818
Corebridge Financial, Inc.
3.900% due 04/05/32 3,000 2,848
Cousins Properties, LP
5.375% due 02/15/32 3,100 3,195
Crown Castle, Inc.
2.500% due 07/15/31 4,700 4,201
Deutsche Bank AG
5.403% due 09/11/35 (SOFR +
2.050%)(Ê) 1,500 1,530
Equinix, Inc.
3.900% due 04/15/32 2,800 2,690
Essex Portfolio, LP
5.500% due 04/01/34 3,500 3,625
Extra Space Storage, LP
4.950% due 01/15/33 3,000 3,030

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
164 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Fairfax Financial Holdings, Ltd.
5.625% due 08/16/32 2,900 3,026
Global Payments, Inc.
5.400% due 08/15/32 3,800 3,864
GLP Capital, LP / GLP Financing II,
Inc.
3.250% due 01/15/32 3,800 3,434
Goldman Sachs Group, Inc. (The)
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 5,700 5,144
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 5,600 5,155
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 2,600 2,582
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 5,800 5,196
HA Sustainable Infrastructure Capital,
Inc.
6.375% due 07/01/34 900 918
HSBC Holdings PLC
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 4,500 4,084
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 2,700 2,689
5.719% due 03/04/35 (SOFR +
1.780%)(Ê) 3,900 4,113
5.874% due 11/18/35 (SOFR +
1.900%)(Ê) 3,800 3,968
Huntington Bancshares, Inc.
5.709% due 02/02/35 (SOFR +
1.870%)(Ê) 2,700 2,823
Jefferies Financial Group Inc.
6.200% due 04/14/34 800 845
JPMorgan Chase & Co.
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 2,700 2,468
4.912% due 07/25/33 (SOFR +
2.080%)(Ê) 2,500 2,548
5.717% due 09/14/33 (SOFR +
2.580%)(Ê) 4,100 4,345
5.350% due 06/01/34 (SOFR +
1.845%)(Ê) 6,300 6,551
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 6,200 6,429
5.576% due 07/23/36 (SOFR +
1.635%)(Ê) 3,900 4,042
Kimco Realty OP LLC
3.200% due 04/01/32 3,700 3,437
Lloyds Banking Group PLC
Series .!
6.068% due 06/13/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 3,500 3,682
LPL Holdings, Inc.
6.000% due 05/20/34 2,400 2,524
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35 4,100 4,153
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
MetLife, Inc.
Series G
6.350% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.078%)(Ê) 2,600 2,736
Mitsubishi UFJ Financial Group, Inc.
5.426% due 04/17/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê) 3,900 4,056
5.188% due 09/12/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.930%)(Ê) 1,100 1,118
Mizuho Financial Group, Inc.
5.748% due 07/06/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.900%)(Ê) 5,000 5,291
Moody's Corp.
2.000% due 08/19/31 3,000 2,666
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 4,200 3,833
4.889% due 07/20/33 (SOFR +
2.076%)(Ê) 2,300 2,331
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 7,300 7,758
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 2,200 2,319
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 1,800 1,785
Series MTN
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 5,100 5,305
NatWest Group PLC
5.778% due 03/01/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê) 3,500 3,703
PayPal Holdings, Inc.
5.100% due 04/01/35 600 612
PNC Financial Services Group, Inc.
(The)
5.401% due 07/23/35 (SOFR +
1.599%)(Ê) 7,200 7,453
Prologis, LP
4.625% due 01/15/33 3,300 3,329
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 3,200 3,170
Realty Income Corp.
2.850% due 12/15/32 4,500 4,038
Regency Centers, LP
5.000% due 07/15/32 3,400 3,482
Royal Bank of Canada
Series GMTN
5.000% due 02/01/33 4,000 4,115
S&P Global, Inc.

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 165
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.900% due 03/01/32 3,200 2,952
Simon Property Group, LP
4.750% due 09/26/34 3,800 3,781
Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/34 3,700 3,887
Toronto-Dominion Bank (The)
4.456% due 06/08/32 4,300 4,292
Truist Financial Corp.
Series MTN
6.123% due 10/28/33 (SOFR +
2.300%)(Ê) 4,300 4,644
US Bancorp
5.850% due 10/21/33 (SOFR +
2.090%)(Ê) 1,900 2,034
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 5,400 5,702
Ventas Realty, LP
5.100% due 07/15/32 3,900 4,006
Verisk Analytics, Inc.
5.250% due 06/05/34 2,900 2,968
VICI Properties, LP
5.625% due 04/01/35 3,000 3,064
Wells Fargo & Co.
4.892% due 09/15/36 (SOFR +
1.340%)(Ê) 2,000 1,994
Series MTN
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 6,100 5,689
4.897% due 07/25/33 (SOFR +
2.100%)(Ê) 2,700 2,743
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 5,900 6,191
Welltower OP LLC
5.125% due 07/01/35 3,200 3,268
Westpac Banking Corp.
Series GMTN
5.618% due 11/20/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê) 3,700 3,823
358,533
Health Care - 10.4%
AbbVie, Inc.
4.950% due 03/15/31 2,500 2,587
5.050% due 03/15/34 5,800 5,959
Amgen, Inc.
5.250% due 03/02/33 6,400 6,629
Ascension Health
Series 2025
4.923% due 11/15/35 1,000 1,005
AstraZeneca Finance LLC
5.000% due 02/26/34 3,900 4,035
Baxter International, Inc.
5.650% due 12/15/35 1,000 1,016
Becton Dickinson & Co.
4.298% due 08/22/32 3,500 3,445
Cardinal Health, Inc.
5.350% due 11/15/34 2,500 2,577
Cencora, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.700% due 03/15/31 3,800 3,502
CommonSpirit Health
5.205% due 12/01/31 2,500 2,589
CVS Health Corp.
5.000% due 09/15/32 3,800 3,875
5.700% due 06/01/34 2,900 3,042
Elevance Health, Inc.
4.100% due 05/15/32 5,400 5,252
Eli Lilly & Co.
4.900% due 02/12/32 4,000 4,139
4.900% due 10/15/35 1,700 1,729
GE HealthCare Technologies, Inc.
5.905% due 11/22/32 2,900 3,122
HCA, Inc.
3.625% due 03/15/32 4,700 4,440
5.500% due 03/01/32 3,100 3,231
5.750% due 03/01/35 600 630
Humana, Inc.
5.375% due 04/15/31 4,300 4,443
Johnson & Johnson
4.375% due 12/05/33 2,000 2,028
Laboratory Corp. of America Holdings
4.550% due 04/01/32 3,100 3,097
Medtronic Global Holdings S.C.A.
4.500% due 03/30/33 3,000 3,011
Merck & Co., Inc.
4.500% due 05/17/33 3,700 3,737
4.950% due 09/15/35 1,500 1,528
Pfizer Investment Enterprises Pte., Ltd.
4.750% due 05/19/33 4,300 4,348
Solventum Corp.
5.600% due 03/23/34 800 833
Stryker Corp.
5.200% due 02/10/35 2,500 2,569
Takeda US Financing, Inc.
5.200% due 07/07/35 800 815
UnitedHealth Group, Inc.
2.300% due 05/15/31 4,400 3,970
4.500% due 04/15/33 2,600 2,581
5.150% due 07/15/34 3,500 3,586
99,350
Materials and Processing - 2.7%
Amcor Flexibles North America, Inc.
5.500% due 03/17/35 900 931
BHP Billiton Finance USA, Ltd.
5.250% due 09/08/33 4,300 4,467
CF Industries, Inc.
5.150% due 03/15/34 3,200 3,215
Eidp, Inc.
4.800% due 05/15/33 2,600 2,597
LYB International Finance III LLC
6.150% due 05/15/35 1,300 1,334
Nutrien, Ltd.
5.400% due 06/21/34 3,200 3,300
Rio Tinto Finance (USA) PLC
5.000% due 03/14/32 3,100 3,197
Smurfit Kappa Treasury ULC
5.438% due 04/03/34 2,800 2,899

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
166 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Southern Copper Corp.
7.500% due 07/27/35 1,000 1,177
Vale Overseas, Ltd.
6.125% due 06/12/33 3,100 3,313
26,430
Producer Durables - 5.8%
Amphenol Corp.
5.000% due 01/15/35 3,400 3,463
Boeing Co. (The)
3.600% due 05/01/34 4,900 4,454
Canadian Pacific Railway Co.
2.450% due 12/02/31 3,100 2,791
CRH America Finance, Inc.
5.400% due 05/21/34 2,700 2,801
GATX Corp.
5.500% due 06/15/35 2,800 2,872
Honeywell International, Inc.
1.750% due 09/01/31 5,300 4,629
Howmet Aerospace, Inc.
4.850% due 10/15/31 2,700 2,771
John Deere Capital Corp.
Series I
5.150% due 09/08/33 4,500 4,715
Series MTN
4.350% due 09/15/32 2,700 2,707
L3Harris Technologies, Inc.
5.400% due 07/31/33 3,700 3,854
Lockheed Martin Corp.
5.250% due 01/15/33 3,400 3,572
Northrop Grumman Corp.
4.700% due 03/15/33 2,900 2,927
RTX Corp.
5.150% due 02/27/33 3,900 4,038
United Parcel Service, Inc.
4.875% due 03/03/33 2,300 2,368
Waste Connections, Inc.
2.200% due 01/15/32 3,600 3,181
Waste Management, Inc.
4.875% due 02/15/34 4,300 4,413
55,556
Technology - 9.2%
Accenture Capital, Inc.
4.500% due 10/04/34 3,300 3,254
Alphabet, Inc.
4.700% due 11/15/35 1,300 1,301
Broadcom, Inc.
4.300% due 11/15/32 3,700 3,648
4.900% due 07/15/32 3,700 3,776
2.600% due 02/15/33 5,800 5,111
3.137% due 11/15/35 (Þ) 2,100 1,810
Cadence Design Systems, Inc.
4.700% due 09/10/34 500 501
Cisco Systems, Inc.
4.950% due 02/24/32 5,700 5,883
Dell International LLC / EMC Corp.
5.400% due 04/15/34 3,700 3,800
Fiserv, Inc.
5.600% due 03/02/33 3,800 3,924
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Hewlett Packard Enterprise Co.
4.850% due 10/15/31 3,200 3,230
HP, Inc.
2.650% due 06/17/31 3,900 3,515
Intel Corp.
5.200% due 02/10/33 3,700 3,771
International Business Machines Corp.
Series ..
5.200% due 02/10/35 600 615
Intuit, Inc.
5.200% due 09/15/33 3,500 3,657
Meta Platforms, Inc.
4.950% due 05/15/33 2,900 2,988
4.875% due 11/15/35 5,000 4,996
Micron Technology, Inc.
5.800% due 01/15/35 3,200 3,373
Motorola Solutions, Inc.
5.600% due 06/01/32 4,200 4,417
MSCI, Inc.
5.250% due 09/01/35 1,100 1,107
NXP BV / NXP Funding LLC / NXP
USA, Inc.
2.650% due 02/15/32 3,600 3,235
Oracle Corp.
4.900% due 02/06/33 4,600 4,428
5.500% due 08/03/35 2,200 2,158
5.200% due 09/26/35 2,100 2,016
Paychex, Inc.
5.350% due 04/15/32 3,000 3,107
QUALCOMM, Inc.
1.650% due 05/20/32 3,400 2,905
Roper Technologies, Inc.
5.100% due 09/15/35 700 705
Synopsys, Inc.
5.150% due 04/01/35 1,300 1,321
Uber Technologies, Inc.
4.800% due 09/15/35 2,000 1,985
Workday, Inc.
3.800% due 04/01/32 2,300 2,201
88,738
Utilities - 13.0%
AES Corp. (The)
5.800% due 03/15/32 2,200 2,257
Ameren Illinois Co.
4.950% due 06/01/33 3,100 3,168
American Electric Power Co., Inc.
5.625% due 03/01/33 3,700 3,886
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 600 644
AT&T, Inc.
2.550% due 12/01/33 3,500 2,988
5.375% due 08/15/35 4,900 5,019
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 3,900 3,975
CMS Energy Corp.

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 167
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.500% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê) 1,300 1,337
Consolidated Edison Co. of New York,
Inc.
5.500% due 03/15/34 4,500 4,727
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 1,200 1,235
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 400 434
Series C
2.250% due 08/15/31 4,900 4,366
DTE Energy Co.
5.850% due 06/01/34 3,800 4,052
Duke Energy Carolinas LLC
4.850% due 01/15/34 4,400 4,454
Duke Energy Corp.
6.450% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.588%)(Ê) 700 734
Entergy Louisiana LLC
4.000% due 03/15/33 3,700 3,569
Eversource Energy
5.950% due 07/15/34 1,100 1,163
Exelon Corp.
5.450% due 03/15/34 5,400 5,618
Florida Power & Light Co.
5.300% due 06/15/34 4,500 4,716
Georgia Power Co.
4.950% due 05/17/33 4,000 4,082
NextEra Energy Capital Holdings, Inc.
2.440% due 01/15/32 3,500 3,117
5.050% due 02/28/33 700 717
Series .
6.500% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.979%)(Ê) 1,400 1,475
NiSource, Inc.
5.350% due 04/01/34 3,700 3,815
Pacific Gas and Electric Co.
6.400% due 06/15/33 4,000 4,316
Pacificorp
5.250% due 06/15/35 700 699
Public Service Co. of Colorado
5.350% due 05/15/34 4,200 4,323
Public Service Electric and Gas Co.
4.850% due 08/01/34 3,300 3,329
Public Service Enterprise Group, Inc.
2.450% due 11/15/31 3,300 2,953
Rogers Communications, Inc.
3.800% due 03/15/32 3,400 3,205
Sempra
5.500% due 08/01/33 4,000 4,183
Southern California Edison Co.
5.200% due 06/01/34 3,600 3,619
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Southern Co. (The)
4.850% due 03/15/35 1,500 1,482
Series 2025
6.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.069%)(Ê) 1,400 1,460
T-Mobile USA, Inc.
2.700% due 03/15/32 4,000 3,597
5.200% due 01/15/33 4,300 4,439
Verizon Communications, Inc.
2.355% due 03/15/32 6,000 5,288
5.050% due 05/09/33 2,900 2,972
5.250% due 04/02/35 1,800 1,831
Virginia Electric and Power Co.
2.400% due 03/30/32 3,500 3,112
Vodafone Group PLC
6.250% due 11/30/32 2,000 2,182
124,538
940,483
Total Long-Term Fixed
Income Investments
(cost $942,251) 940,483
Number of
S hares
Short-Term Investments - 0.4%
State Street Institutional U.S.
Government Money Market Fund 3,707,774 3,708
Total Short-Term Investments
(cost $3,708) 3,708
Total Investments - 98.4%
(cost $945,959) 944,191
Other Assets net of
Liabilities - 1.6%
14,902
Net Assets - 100.0%
959,093

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
168 Venerable Intermediate Corporate Bond Index Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 940,483 $ — $ 940,483
Short-Term Investments 3,708 — — 3,708
Total Investments
$ 3,708 $ 940,483 $ — $ 944,191
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
12,841 1 .3
Belgium ..............................................................................................
3,826 0 .4
Brazil ..................................................................................................
3,313 0 .3
Canada ................................................................................................
27,348 2 .9
Germany .............................................................................................
1,530 0 .2
Ireland ................................................................................................
6,693 0 .7
Japan ..................................................................................................
17,109 1 .8
Mexico ...............................................................................................
1,177 0 .1
Netherlands ........................................................................................
3,235 0 .3
Spain ..................................................................................................
4,667 0 .5
United Kingdom .................................................................................
37,575 3 .9
United States ......................................................................................
824,877 86 .0
Total Investments ............................................................................... 944,191 98 .4

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 169
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 945,959
Investments, at fair value .............................................................................................................................................................
944,191
Receivables:
Dividends and interest ...................................................................................................................................................... 12,590
Investments sold ............................................................................................................................................................... 15,293
Prepaid expenses .......................................................................................................................................................................... 55
Total assets ...............................................................................................................................................................
972,129
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 12,588
Fund shares redeemed ...................................................................................................................................................... 104
Accrued fees to affiliates .................................................................................................................................................. 257
Other accrued expenses .................................................................................................................................................... 87
Total liabilities ...........................................................................................................................................................
13,036
Net Assets ...............................................................................................................................................................
$ 959,093
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 2,153
Paid-in capital ..............................................................................................................................................................................
956,940
Net Assets ...............................................................................................................................................................
$ 959,093
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 10.02
Class I — Net assets ............................................................................................................................................................ $ 959,093,208
Class I — Shares outstanding .............................................................................................................................................. 95,695,120
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
170 Venerable Intermediate Corporate Bond Index Fund
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 14,169
Dividends ......................................................................................................................................................................... 102
Total investment income ..............................................................................................................................................................
14,271
Expenses
Advisory fees ................................................................................................................................................................... 706
Administrative fees .......................................................................................................................................................... 307
Professional fees .............................................................................................................................................................. 93
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 9
Offering fees ..................................................................................................................................................................... 16
Miscellaneous .................................................................................................................................................................. 21
Expenses before reductions .............................................................................................................................................. 1,160
Expense reductions .......................................................................................................................................................... (55)
Net expenses ................................................................................................................................................................................
1,105
Net investment income (loss) .......................................................................................................................................................
13,166
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (196)
Net realized gain (loss) ................................................................................................................................................................
(196)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (1,768)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (1,768)
Net realized and unrealized gain (loss) ........................................................................................................................................ (1,964)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 11,202
(1)     For the period September 5, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 171
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 13,166
Net realized gain (loss) ................................................................................................................ (196)
Net change in unrealized appreciation (depreciation) ................................................................. (1,768)
Net increase (decrease) in net assets from operations ....................................................................... 11,202
Distributions
To shareholders ............................................................................................................................ (9,049)
Net decrease in net assets from distributions ..................................................................................... (9,049)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 956,940
Total Net Increase (Decrease) in Net Assets ...................................................................
959,093
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 959,093
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class I
Proceeds from shares sold 98,474 $ 984,74 6
Proceeds from reinvestment of distributions 905 9,0 49
Payments for shares redeemed (3,684) (36,855)
Total increase (decrease)
95,695 $ 956,940
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
172 Venerable Intermediate Corporate Bond Index Fund
Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class I
12/31/25
(£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.14
$ Net Realized and Unrealized Gain (Loss) (.03)
$ Total from Investment Operations .11
Less distributions:
–
$ Distributions from Net Investment Income (.09)
$ Total Distributions (.09)
$ Net Asset Value, End of Period 10.02
% Total Return
(ǿ)(±)
1.14
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 959,093
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
.38
% Expenses, Net
(ɯ)(Ƃ)
.36
% Net Investment Income
(ɯ)(Ƃ)
4.29
% Portfolio Turnover Rate
(ǿ)
1 1

Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Conservative Allocation Fund 173
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Domestic Equities - 17.4%
Venerable Large Cap Index Fund Class I(Æ) 2,616,197 27,705
Fixed Income - 75.2%
Venerable Bond Index Fund Class I 4,792,542 47,974
Venerable Intermediate Corporate Bond Index Fund Class I 7,175,875 71,902
119,876
International Equities - 7.5%
Venerable International Index Fund Class I(Æ) 1,125,397 11,952
Total Investments in Affiliated Funds
(cost $157,099) 159,533
Total Investments - 100.1%
(cost $157,099) 159,533
Other Assets net of Liabilities - (0.1)%
(81)
Net Assets - 100.0%
159,452
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 159,533 $ — $ — $ 159,533
Total Investments $ 159,533 $ — $ — $ 159,533
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
174 Venerable Conservative Allocation Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 157,099
Investments, at fair value(>) ........................................................................................................................................................
159,533
Receivables:
Fund shares sold ............................................................................................................................................................... 7
Prepaid expenses .......................................................................................................................................................................... 10
Total assets ...............................................................................................................................................................
159,550
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 6
Accrued fees to affiliates .................................................................................................................................................. 54
Other accrued expenses .................................................................................................................................................... 38
Total liabilities ...........................................................................................................................................................
98
Net Assets ...............................................................................................................................................................
$ 159,452
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 3,520
Paid-in capital ..............................................................................................................................................................................
155,932
Net Assets ...............................................................................................................................................................
$ 159,452
(>)   Investments in affiliated funds ............................................................................................................................................ $ 159,533
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.21
Class V — Net assets ........................................................................................................................................................... $ 159,451,583
Class V — Shares outstanding ............................................................................................................................................ 15,612,266
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Conservative Allocation Fund 175
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 1,099
Expenses
Advisory fees ................................................................................................................................................................... 26
Administrative fees .......................................................................................................................................................... 61
Distribution fees - Class V ............................................................................................................................................... 154
Professional fees .............................................................................................................................................................. 41
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ..................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 3
Miscellaneous .................................................................................................................................................................. 11
Expenses before reductions .............................................................................................................................................. 298
Expense reductions .......................................................................................................................................................... (42)
Net expenses ................................................................................................................................................................................
256
Net investment income (loss) .......................................................................................................................................................
843
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 157
Net realized gain (loss) ................................................................................................................................................................
157
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 2,434
Net change in unrealized appreciation (depreciation) ................................................................................................................. 2,434
Net realized and unrealized gain (loss) ........................................................................................................................................ 2,591
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,434
(1)     For the period September 5, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
176 Venerable Conservative Allocation Fund
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 843
Net realized gain (loss) ................................................................................................................ 157
Net change in unrealized appreciation (depreciation) ................................................................. 2,434
Net increase (decrease) in net assets from operations ....................................................................... 3,434
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 156,018
Total Net Increase (Decrease) in Net Assets ...................................................................
159,452
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 159,452
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class V
Proceeds from shares sold 16,695 $ 166,982
Payments for shares redeemed (1,083) (10,964)
Total increase (decrease)
15,612 $ 156,018
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable Conservative Allocation Fund 177
Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class V
12/31/25 (£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.05
$ Net Realized and Unrealized Gain (Loss) .16
$ Total from Investment Operations .21
$ Net Asset Value, End of Period 10.21
% Total Return
(ǿ)(±)
2.10
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 159,452
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)(Π)
.58
% Expenses, Net
(ɯ)(Π)(Ƃ)
.5 2
% Net Investment Income
(‡) (ǿ) (Ƃ)
.52
% Portfolio Turnover Rate
(ǿ)
7

Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
178 Venerable Conservative Appreciation Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 27.8%
Venerable Large Cap Index Fund Class I(Æ) 12,721,717 134,723
Fixed Income - 60.2%
Venerable Bond Index Fund Class I 9,693,485 97,032
Venerable Intermediate Corporate Bond Index Fund Class I 19,360,098 193,988
291,020
International Equities - 12.0%
Venerable International Index Fund Class I(Æ) 5,472,196 58,115
Total Investments in Affiliated Funds
(cost $472,473) 483,858
Total Investments - 100.0%
(cost $472,473) 483,858
Other Assets net of Liabilities - (0.0)%
(208)
Net Assets - 100.0%
483,650
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 483,858 $ — $ — $ 483,858
Total Investments $ 483,858 $ — $ — $ 483,858
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Conservative Appreciation Allocation Fund 179
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 472,473
Investments, at fair value(>) ........................................................................................................................................................
483,858
Receivables:
Investments sold ............................................................................................................................................................... 176
Prepaid expenses .......................................................................................................................................................................... 29
Total assets ...............................................................................................................................................................
484,063
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 177
Accrued fees to affiliates .................................................................................................................................................. 189
Other accrued expenses .................................................................................................................................................... 47
Total liabilities ...........................................................................................................................................................
413
Net Assets ...............................................................................................................................................................
$ 483,650
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 14,490
Paid-in capital ..............................................................................................................................................................................
469,160
Net Assets ...............................................................................................................................................................
$ 483,650
(>)   Investments in affiliated funds ............................................................................................................................................ $ 483,858
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.29
Class V — Net assets ........................................................................................................................................................... $ 483,650,360
Class V — Shares outstanding ............................................................................................................................................ 47,009,632
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
180 Venerable Conservative Appreciation Allocation Fund
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 2,690
Expenses
Advisory fees ................................................................................................................................................................... 78
Administrative fees .......................................................................................................................................................... 187
Distribution fees - Class V ............................................................................................................................................... 469
Professional fees .............................................................................................................................................................. 54
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 2
Offering fees ..................................................................................................................................................................... 9
Miscellaneous .................................................................................................................................................................. 12
Expenses before reductions .............................................................................................................................................. 815
Expense reductions .......................................................................................................................................................... (26)
Net expenses ................................................................................................................................................................................
789
Net investment income (loss) .......................................................................................................................................................
1,901
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 862
Net realized gain (loss) ................................................................................................................................................................
862
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 11,385
Net change in unrealized appreciation (depreciation) ................................................................................................................. 11,385
Net realized and unrealized gain (loss) ........................................................................................................................................ 12,247
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 14,148
(1)     For the period September 5, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Conservative Appreciation Allocation Fund 181
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,901
Net realized gain (loss) ................................................................................................................ 862
Net change in unrealized appreciation (depreciation) ................................................................. 11,385
Net increase (decrease) in net assets from operations ....................................................................... 14,148
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 469,502
Total Net Increase (Decrease) in Net Assets ...................................................................
483,650
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 483,650
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class V
Proceeds from shares sold 50,225 $ 502,254
Payments for shares redeemed (3,215) (32,752)
Total increase (decrease)
47,010 $ 469,502
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
182 Venerable Conservative Appreciation Allocation Fund
Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class V
12/31/25 ( £ )
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.04
$ Net Realized and Unrealized Gain (Loss) .25
$ Total from Investment Operations .29
$ Net Asset Value, End of Period 10.29
% Total Return
(ǿ) (±)
2.90
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 483,650
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)(Π)
.52
% Expenses, Net
(ɯ)(Π)(Ƃ)
.5 2
% Net Investment Income
(‡) (ǿ) (Ƃ)
.38
% Portfolio Turnover Rate
(ǿ)
7

Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable World Conservative Allocation Fund 183
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 60.2%
Venerable High Yield Fund Class I 5,330,458 53,998
Venerable Strategic Bond Fund Class I 3,656,715 35,909
89,907
International Equities - 39.8%
Venerable World Equity Fund Class I(Æ) 5,588,432 59,405
Total Investments in Affiliated Funds
(cost $145,451) 149,312
Total Investments - 100.0%
(cost $145,451) 149,312
Other Assets net of Liabilities - (0.0)%
(8)
Net Assets - 100.0%
149,304
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 149,312 $ — $ — $ 149,312
Total Investments $ 149,312 $ — $ — $ 149,312
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
184 Venerable World Conservative Allocation Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 145,451
Investments, at fair value(>) ........................................................................................................................................................
149,312
Cash .............................................................................................................................................................................................. 15
Receivables:
Fund shares sold ............................................................................................................................................................... 12
From affiliates .................................................................................................................................................................. 6
Prepaid expenses .......................................................................................................................................................................... 9
Total assets ...............................................................................................................................................................
149,354
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 12
Accrued fees to affiliates .................................................................................................................................................. 1
Other accrued expenses .................................................................................................................................................... 37
Total liabilities ...........................................................................................................................................................
50
Net Assets ...............................................................................................................................................................
$ 149,304
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 5,233
Paid-in capital ..............................................................................................................................................................................
144,071
Net Assets ...............................................................................................................................................................
$ 149,304
(>)   Investments in affiliated funds ............................................................................................................................................ $ 149,312
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.35
Class V — Net assets ........................................................................................................................................................... $ 149,304,029
Class V — Shares outstanding ............................................................................................................................................ 14,425,333
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Conservative Allocation Fund 185
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 1,159
Expenses
Advisory fees ................................................................................................................................................................... 24
Administrative fees .......................................................................................................................................................... 58
Distribution fees - Class V ............................................................................................................................................... 144
Professional fees .............................................................................................................................................................. 40
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ..................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 3
Miscellaneous .................................................................................................................................................................. 11
Expenses before reductions .............................................................................................................................................. 282
Expense reductions .......................................................................................................................................................... (247)
Net expenses ................................................................................................................................................................................
35
Net investment income (loss) .......................................................................................................................................................
1,124
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 248
Net realized gain (loss) ................................................................................................................................................................
248
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 3,861
Net change in unrealized appreciation (depreciation) ................................................................................................................. 3,861
Net realized and unrealized gain (loss) ........................................................................................................................................ 4,109
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 5,233
(1)     For the period September 5, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
186 Venerable World Conservative Allocation Fund
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,12 4
Net realized gain (loss) ................................................................................................................ 248
Net change in unrealized appreciation (depreciation) ................................................................. 3,86 1
Net increase (decrease) in net assets from operations ....................................................................... 5,233
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 144,071
Total Net Increase (Decrease) in Net Assets ...................................................................
149,304
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 149,304
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class V
Proceeds from shares sold 15,650 $ 156,527
Payments for shares redeemed (1,225) (12,456)
Total increase (decrease)
14,425 $ 144,071
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable World Conservative Allocation Fund 187
Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
Financial Highlights — For the Period Ended
For a S hare Outstanding Throughout the Period.
Class V
12/31/2 5 (£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.08
$ Net Realized and Unrealized Gain (Loss) .27
$ Total from Investment Operations .35
$ Net Asset Value, End of Period 10.35
% Total Return
(ǿ)(±)
3.50
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 149,304
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)(Π)
.59
% Expenses, Net
(ɯ)(Π)(Ƃ)
.07
% Net Investment Income
(‡)(ǿ)(Ƃ)
.74
% Portfolio Turnover Rate
(ǿ)
8

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
188 Venerable Moderate Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 59.9%
Venerable US Large Cap Core Equity Fund Class I(Æ) 61,926,196 655,179
Venerable US Large Cap Strategic Equity Fund Class I 53,041,267 655,060
1,310,239
Fixed Income - 40.1%
Venerable High Yield Fund Class I 43,327,180 438,904
Venerable Strategic Bond Fund Class I 44,463,249 436,629
875,533
Total Investments in Affiliated Funds
(cost $2,033,772) 2,185,772
Total Investments - 100.0%
(cost $2,033,772) 2,185,772
Other Assets net of Liabilities - (0.0)%
(360)
Net Assets - 100.0%
2,185,412
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 2,185,772 $ — $ — $ 2,185,772
Total Investments $ 2,185,772 $ — $ — $ 2,185,772
For a desc ription of the Levels, see note 2 in the Notes to Financial Statements .

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Allocation Fund 189
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,033,772
Investments, at fair value(>) ........................................................................................................................................................
2,185,772
Receivables:
Fund shares sold ............................................................................................................................................................... 468
Prepaid expenses .......................................................................................................................................................................... 8
Total assets ...............................................................................................................................................................
2,186,248
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 468
Accrued fees to affiliates .................................................................................................................................................. 280
Other accrued expenses .................................................................................................................................................... 88
Total liabilities ...........................................................................................................................................................
836
Net Assets ...............................................................................................................................................................
$ 2,185,412
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 339,369
Paid-in capital ..............................................................................................................................................................................
1,846,043
Net Assets ...............................................................................................................................................................
$ 2,185,412
(>)   Investments in affiliated funds ............................................................................................................................................ $ 2,185,772
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 11.60
Class V — Net assets ........................................................................................................................................................... $ 2,185,411,858
Class V — Shares outstanding ............................................................................................................................................. 188,422,025
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
190 Venerable Moderate Allocation Fund
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 49,020
Expenses
Advisory fees ................................................................................................................................................................... 1,119
Administrative fees .......................................................................................................................................................... 2,686
Distribution fees - Class V ............................................................................................................................................... 6,716
Professional fees .............................................................................................................................................................. 265
Trustees’ fees .................................................................................................................................................................... 58
Printing fees ..................................................................................................................................................................... 36
Miscellaneous .................................................................................................................................................................. 40
Expenses before reductions .............................................................................................................................................. 10,920
Expense reductions .......................................................................................................................................................... (7,081)
Net expenses ................................................................................................................................................................................
3,839
Net investment income (loss) .......................................................................................................................................................
45,181
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 125,758
Capital gain distributions from affiliated funds ............................................................................................................... 16,675
Net realized gain (loss) ................................................................................................................................................................
142,433
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 76,431
Net change in unrealized appreciation (depreciation) ................................................................................................................. 76,431
Net realized and unrealized gain (loss) ........................................................................................................................................ 218,864
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 264,045

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Allocation Fund 191
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 45,18 1 $ 9,373
Net realized gain (loss) ................................................................................................................ 1 4 2, 433 11,362
Net change in unrealized appreciation (depreciation) ................................................................. 76,431 75,569
Net increase (decrease) in net assets from operations ....................................................................... 264,045 96,304
Distributions
To shareholders
Class V ..................................................................................................................................... (20,980) —
Net decrease in net assets from distributions ..................................................................................... (20,980) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (427,393) 2,273,436
Total Net Increase (Decrease) in Net Assets ...................................................................
(184,328) 2,369,740
Net Assets
Beginning of period ........................................................................................................................... 2,369,740 —
End of period ......................................................................................................................................
$ 2,185,412 $ 2,369,740
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold 381 $ 4,340 250,616 $ 2,507,576
Proceeds from reinvestment of distributions 1,975 20,980 — —
Payments for shares redeemed (42,014) (452,713) (22,536) (234,140)
Total increase (decrease)
(39,658) $ (427,393) 228,080 $ 2,273,436
(1) For the period September 4, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of the financial statements.
192 Venerable Moderate Allocation Fund
Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout Each Period.
Class V
12/31/25 12/31/24 (ſ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.39 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.2 2 .04
$ Net Realized and Unrealized Gain (Loss) 1.0 9 .35
$ Total from Investment Operations 1.31 .39
Less distributions:
– –
$ Distributions from Net Investment Income (.05) —
$ Distributions from Net Realized Gain (.05) —
$ Total Distributions (.10) —
$ Net Asset Value, End of Period 11.60 10.39
% Total Return
(ǿ)(±)
12.64 3.90
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 2,185,412 2,369,740
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)(Π)
.49 .50
% Expenses, Net
(ɯ)(Π)(Ƃ)
.17 .16
% Net Investment Income
(‡)(ǿ)(Ƃ)
2. 02 .38
% Portfolio Turnover Rate
(ǿ)
36 10

Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Appreciation Allocation Fund 193
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 42.0%
Venerable Large Cap Index Fund Class I(Æ) 39,995,654 423,554
Fixed Income - 39.9%
Venerable Bond Index Fund Class I 10,060,819 100,709
Venerable Intermediate Corporate Bond Index Fund Class I 30,160,678 302,210
402,919
International Equities - 18.1%
Venerable International Index Fund Class I(Æ) 17,168,504 182,329
Total Investments in Affiliated Funds
(cost $973,853) 1,008,802
Total Investments - 100.0%
(cost $973,853) 1,008,802
Other Assets net of Liabilities - (0.0)%
(412)
Net Assets - 100.0%
1,008,390
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 1,008,802 $ — $ — $ 1,008,802
Total Investments $ 1,008,802 $ — $ — $ 1,008,802
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
194 Venerable Moderate Appreciation Allocation Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 973,853
Investments, at fair value(>) ........................................................................................................................................................
1,008,802
Receivables:
Investments sold ............................................................................................................................................................... 302
Prepaid expenses .......................................................................................................................................................................... 58
Total assets ...............................................................................................................................................................
1,009,162
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 301
Accrued fees to affiliates .................................................................................................................................................. 401
Other accrued expenses .................................................................................................................................................... 70
Total liabilities ...........................................................................................................................................................
772
Net Assets ...............................................................................................................................................................
$ 1,008,390
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 39,710
Paid-in capital ..............................................................................................................................................................................
968,680
Net Assets ...............................................................................................................................................................
$ 1,008,390
(>)   Investments in affiliated funds ............................................................................................................................................ $ 1,008,802
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.39
Class V — Net assets ........................................................................................................................................................... $ 1,008,389,865
Class V — Shares outstanding ............................................................................................................................................ 97,078,611
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Appreciation Allocation Fund 195
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 3,721
Expenses
Advisory fees ................................................................................................................................................................... 161
Administrative fees .......................................................................................................................................................... 387
Distribution fees - Class V ............................................................................................................................................... 968
Professional fees .............................................................................................................................................................. 75
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 10
Offering fees ..................................................................................................................................................................... 17
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 1,640
Expense reductions .......................................................................................................................................................... (19)
Net expenses ................................................................................................................................................................................
1,621
Net investment income (loss) .......................................................................................................................................................
2,100
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 1,929
Net realized gain (loss) ................................................................................................................................................................
1,929
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 34,949
Net change in unrealized appreciation (depreciation) ................................................................................................................. 34,949
Net realized and unrealized gain (loss) ........................................................................................................................................ 36,878
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 38,978
(1)     For the period September 5, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
196 Venerable Moderate Appreciation Allocation Fund
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 2,100
Net realized gain (loss) ................................................................................................................ 1,929
Net change in unrealized appreciation (depreciation) ................................................................. 34,949
Net increase (decrease) in net assets from operations ....................................................................... 38,978
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 969,412
Total Net Increase (Decrease) in Net Assets ...................................................................
1,008,390
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 1,008,390
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class V
Proceeds from shares sold 103,122 $ 1,031,233
Payments for shares redeemed (6,043) (61,821)
Total increase (decrease)
97,079 $ 969,412
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Appreciation Allocation Fund 197
Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
Financial Highlights — For the Period Ended
For a S hare Outstanding Throughout the Period.
Class V
12/31/25 (£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.02
$ Net Realized and Unrealized Gain (Loss) .37
$ Total from Investment Operations .39
$ Net Asset Value, End of Period 10.39
% Total Return
(ǿ)(±)
3.90
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 1,008,390
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)(Π)
.51
% Expenses, Net
(ɯ)(Π)(Ƃ)
.5 1
% Net Investment Income
(‡)(ǿ)(Ƃ)
.20
% Portfolio Turnover Rate
(ǿ)
6

Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
198 Venerable World Moderate Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 39.9%
Venerable High Yield Fund Class I 6,009,353 60,875
Venerable Strategic Bond Fund Class I 9,227,188 90,611
151,486
International Equities - 60.1%
Venerable World Equity Fund Class I(Æ) 21,500,388 228,549
Total Investments in Affiliated Funds
(cost $366,002) 380,035
Total Investments - 100.0%
(cost $366,002) 380,035
Other Assets net of Liabilities - (0.0)%
(60)
Net Assets - 100.0%
379,975
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 380,035 $ — $ — $ 380,035
Total Investments $ 380,035 $ — $ — $ 380,035
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Moderate Allocation Fund 199
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 366,002
Investments, at fair value(>) ........................................................................................................................................................
380,035
Receivables:
Investments sold ............................................................................................................................................................... 852
Prepaid expenses .......................................................................................................................................................................... 23
Total assets ...............................................................................................................................................................
380,910
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 852
Accrued fees to affiliates .................................................................................................................................................. 39
Other accrued expenses .................................................................................................................................................... 44
Total liabilities ...........................................................................................................................................................
935
Net Assets ...............................................................................................................................................................
$ 379,975
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 16,216
Paid-in capital ..............................................................................................................................................................................
363,759
Net Assets ...............................................................................................................................................................
$ 379,975
(>)   Investments in affiliated funds ............................................................................................................................................ $ 380,035
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.43
Class V — Net assets ........................................................................................................................................................... $ 379,975,128
Class V — Shares outstanding ............................................................................................................................................ 36,426,629
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
200 Venerable World Moderate Allocation Fund
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 1,788
Expenses
Advisory fees ................................................................................................................................................................... 61
Administrative fees .......................................................................................................................................................... 145
Distribution fees – Class V .............................................................................................................................................. 363
Professional fees .............................................................................................................................................................. 49
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 1 3
Offering fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 1 2
Expenses before reductions .............................................................................................................................................. 653
Expense reductions .......................................................................................................................................................... (397)
Net expenses ................................................................................................................................................................................
256
Net investment income (loss) .......................................................................................................................................................
1,532
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 651
Net realized gain (loss) ................................................................................................................................................................
651
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 14,033
Net change in unrealized appreciation (depreciation) ................................................................................................................. 14,033
Net realized and unrealized gain (loss) ........................................................................................................................................ 14,684
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 16,216
(1)     For the period September 5, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Moderate Allocation Fund 201
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,532
Net realized gain (loss) ................................................................................................................ 651
Net change in unrealized appreciation (depreciation) ................................................................. 14,033
Net increase (decrease) in net assets from operations ....................................................................... 16,216
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 363,759
Total Net Increase (Decrease) in Net Assets ...................................................................
379,975
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 379,975
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class V
Proceeds from shares sold 38,637 $ 386,372
Payments for shares redeemed (2,210) (22,613)
Total increase (decrease)
36,427 $ 363,759
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
202 Venerable World Moderate Allocation Fund
Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class V
12/31/25
(£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.04
$ Net Realized and Unrealized Gain (Loss) .39
$ Total from Investment Operations .43
$ Net Asset Value, End of Period 10.43
% Total Return
(ǿ)(±)
4.30
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 379,975
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)(Π)
.54
% Expenses, Net
(ɯ)(Π)(Ƃ)
. 19
% Net Investment Income
(‡)(ǿ)(Ƃ)
.40
% Portfolio Turnover Rate
(ǿ)
6

Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Venerable Appreciation Allocation Fund 203
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 52.5%
Venerable Large Cap Index Fund Class I(Æ) 77,988,674 825,900
Fixed Income - 24.9%
Venerable Intermediate Corporate Bond Index Fund Class I 38,998,468 390,764
International Equities - 22.6%
Venerable International Index Fund Class I (Æ) 33,499,131 355,761
Total Investments in Affiliated Funds
(cost $1,504,859) 1,572,425
Total Investments - 100.0%
(cost $1,504,859) 1,572,425
Other Assets net of Liabilities - (0.0)%
(635)
Net Assets - 100.0%
1,571,790
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 1,572,425 $ — $ — $ 1,572,425
Total Investments $ 1,572,425 $ — $ — $ 1,572,425
For a description of the Levels, see note 2 in the Notes to Financial Statements .

Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
204 Venerable Appreciation Allocation Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,504,859
Investments, at fair value(>) ........................................................................................................................................................
1,572,425
Receivables:
Investments sold ............................................................................................................................................................... 664
Prepaid expenses .......................................................................................................................................................................... 88
Total assets ...............................................................................................................................................................
1,573,177
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 664
Accrued fees to affiliates .................................................................................................................................................. 637
Other accrued expenses .................................................................................................................................................... 86
Total liabilities ...........................................................................................................................................................
1,387
Net Assets ...............................................................................................................................................................
$ 1,571,790
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 7 3 , 350
Paid-in capital ..............................................................................................................................................................................
1,49 8 , 440
Net Assets ...............................................................................................................................................................
$ 1,571,790
(>)   Investments in affiliated funds ............................................................................................................................................ $ 1,572,425
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.46
Class V — Net assets ........................................................................................................................................................... $ 1,571,790,163
Class V — Shares outstanding ............................................................................................................................................. 150,229,378
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Appreciation Allocation Fund 205
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividend distribution s from affiliated funds ................................................................................................................................ $ 3,678
Expenses
Advisory fees ................................................................................................................................................................... 251
Administrative fees .......................................................................................................................................................... 603
Distribution fees - Class V ............................................................................................................................................... 1,507
Professional fees .............................................................................................................................................................. 97
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ..................................................................................................................................................................... 12
Offering fees ..................................................................................................................................................................... 26
Miscellaneous .................................................................................................................................................................. 14
Total expenses ..............................................................................................................................................................................
2,523
Net investment income (loss) .......................................................................................................................................................
1,155
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 3,473
Net realized gain (loss) ................................................................................................................................................................
3,473
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 67,566
Net change in unrealized appreciation (depreciation) ................................................................................................................. 67,566
Net realized and unrealized gain (loss) ........................................................................................................................................ 71,039
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 72,194
(1)     For the period September 5, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
206 Venerable Appreciation Allocation Fund
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,155
Net realized gain (loss) ................................................................................................................ 3,473
Net change in unrealized appreciation (depreciation) ................................................................. 67,566
Net increase (decrease) in net assets from operations ....................................................................... 72,194
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 1,499,596
Total Net Increase (Decrease) in Net Assets ...................................................................
1,571,790
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 1,571,790
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class V
Proceeds from shares sold 159,787 $ 1,597,867
Payments for shares redeemed (9,558) (98,271)
Total increase (decrease)
150,229 $ 1,499,596
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable Appreciation Allocation Fund 207
Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class V
12/31/25
(£)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(‡)
.01
$ Net Realized and Unrealized Gain (Loss) .45
$ Total from Investment Operations .46
$ Net Asset Value, End of Period 10.46
% Total Return
(ǿ)(±)
4.60
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 1,571,790
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)(Π)
.50
% Expenses, Net
(ɯ)(Π)
.50
% Net Investment Income
(‡)(ǿ)
.07
% Portfolio Turnover Rate
(ǿ)
6

Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
208 Venerable World Appreciation Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 24.8%
Venerable High Yield Fund Class I 3,754,363 38,032
Venerable Strategic Bond Fund Class I 5,745,732 56,423
94,455
International Equities - 75.2%
Venerable World Equity Fund Class I(Æ ) 26,886,470 285,803
Total Investments in Affiliated Funds
(cost $363,015) 380,258
Total Investments - 100.0%
(cost $363,015) 380,258
Other Assets net of Liabilities - (0.0)%
(46)
Net Assets - 100.0%
380,212
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 380,258 $ — $ — $ 380,258
Total Investments $ 380,258 $ — $ — $ 380,258
For a description of the Levels, see note 2 in the Notes to Financial Statements .

Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Appreciation Allocation Fund 209
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 363,015
Investments, at fair value(>) ........................................................................................................................................................
380,258
Receivables:
Investments sold ............................................................................................................................................................... 388
Prepaid expenses .......................................................................................................................................................................... 22
Total assets ...............................................................................................................................................................
380,668
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 387
Accrued fees to affiliates .................................................................................................................................................. 25
Other accrued expenses .................................................................................................................................................... 44
Total liabilities ...........................................................................................................................................................
456
Net Assets ...............................................................................................................................................................
$ 380,212
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 18,812
Paid-in capital ..............................................................................................................................................................................
361,400
Net Assets ...............................................................................................................................................................
$ 380,212
(>)   Investments in affiliated funds ............................................................................................................................................ $ 380,258
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.50
Class V — Net assets ........................................................................................................................................................... $ 380,212,054
Class V — Shares outstanding ............................................................................................................................................. 36,195,071
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
210 Venerable World Appreciation Allocation Fund
Statement of Operations — For the Period Ended December 31, 2025
(1)
Amounts in thousands
Investment Income
Dividend distribution s from affiliated funds ................................................................................................................................ $ 1,108
Expenses
Advisory fees ................................................................................................................................................................... 60
Administrative fees .......................................................................................................................................................... 145
Distribution fees – Class V .............................................................................................................................................. 361
Professional fees .............................................................................................................................................................. 49
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 13
Offering fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 11
Expenses before reductions .............................................................................................................................................. 649
Expense reductions .......................................................................................................................................................... (448)
Net expenses ................................................................................................................................................................................
201
Net investment income (loss) .......................................................................................................................................................
907
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 662
Net realized gain (loss) ................................................................................................................................................................
662
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 17,243
Net change in unrealized appreciation (depreciation) ................................................................................................................. 17,243
Net realized and unrealized gain (loss) ........................................................................................................................................ 17,905
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 18,812
(1)     For the period September 5, 2025 (commencement of operations) to December 31, 2025.

Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Appreciation Allocation Fund 211
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 907
Net realized gain (loss) ................................................................................................................ 662
Net change in unrealized appreciation (depreciation) ................................................................. 17,243
Net increase (decrease) in net assets from operations ....................................................................... 18,812
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 361,400
Total Net Increase (Decrease) in Net Assets ...................................................................
380,212
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 380,212
* Share transaction amounts (in thousands) for the period ended December 31, 2025 were as follows:
2025
(1)
Shares Dollars
Class V
Proceeds from shares sold 38,081 $ 380,809
Payments for shares redeemed (1,886) (19,409)
Total increase (decrease)
36,195 $ 361,400
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
212 Venerable World Appreciation Allocation Fund
Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
Financial Highlights — For the Period Ended
For a S hare Outstanding Throughout the Period.
Class V
12/31/25 ( £ )
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.03
$ Net Realized and Unrealized Gain (Loss) .47
$ Total from Investment Operations .50
$ Net Asset Value, End of Period 1 0.50
% Total Return
(ǿ)(±)
5.00
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 380,212
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)(Π)
.54
% Expenses, Net
(ɯ)(Π)(Ƃ)
.1 6
% Net Investment Income
(‡)(ǿ)(Ƃ)
.24
% Portfolio Turnover Rate
(ǿ)
5

Venerable Variable Insurance Trust
Notes to Schedules of Investments — December 31, 2025
Notes to Schedules of Investments 213
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust.
(ç) At amortized cost, which approximates fair value – due within 60 days.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(Þ) Restricted security. Rule 144A security not registered under the Securities Act of 1933.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts entered into by the Fund.
(Š) Value was determined using significant unobservable inputs. Security is classified as Level 3 in the Fund’s fair vale hierarchy.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index or other contractual arrangements.
ADR – American Depositary Receipt
CME – Chicago Mercantile Exchange
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU – European Economic and Monetary Union
GDR – Global Depositary Receipt
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STRIPS – Separate Trading of Registered Interest and Principal of Securities
TBA – To Be Announced Security
UK – United Kingdom
USD - United States dollar
AUD - Australian dollar
CAD - Canadian dollar
EUR - Euro
INR - Indian rupee
JPY - Japanese yen
GBP - British pound sterling
SEK - Swedish krona
TWD - Taiwanese dollar

Venerable Variable Insurance Trust
Notes to Financial Highlights — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
214 Notes to Financial Highlights
(ſ) For the period September 4, 2024 (commencement of operations) to December 31, 2024.
(℔) For the period August 8, 2025 (commencement of operations) to December 31, 2025.
(£) For the period September 5, 2025 (commencement of operations) to December 31, 2025.
(℈) For the period September 12, 2025 (commencement of operations) to December 31, 2025.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(ƥ) Average daily shares outstanding were used for this calculation.
(Ƃ) Reflects amounts waived and/or reimbursed by Venerable Investment Advisers, LLC (“VIA”) and Russell Investments Financial Services, LLC.
(ǿ) The amounts for periods less than one year are not annualized.
(±) The total return does not reflect any Insurance Company Separate Account or Policy Charges for which the Funds serve as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(ɯ) The ratios for periods less than one year are annualized. Historical ratios are reflective of current practice.
(Ɵ) Less than $.01 per share.
(Π) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Venerable Variable Insurance Trust
Notes to Financial Statements — December 31, 2025
Notes to Financial Statements 215
1. Organization
Venerable Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2023 and is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. As of December 31, 2025, the Trust offered twenty-one different investment portfolios (each a “Fund” and collectively, the “Funds”). Each Fund’s shares are offered at net asset value (“NAV”) to qualified insurance company separate accounts serving as investment options under variable insurance products.
Venerable Investment Advisers, LLC (“VIA” or the “Adviser”), a wholly-owned subsidiary of Venerable Holdings, Inc., serves as the investment adviser to the Funds. VIA oversees all investment advisory and portfolio management services. The Adviser acts as a manager of managers and makes recommendations with respect to the selection and continued employment of the sub-advisers to manage the Funds’ assets. The Adviser performs diligence on and monitors the sub-advisers and reviews investment performance and adherence to compliance procedures.
The Funds are authorized to issue shares of beneficial interest in one or more classes. Certain of the Funds currently offer two classes of shares: Class V and Class I. Class V is subject to a Rule 12b-1 distribution fee while Class I is not subject to a Rule 12b-1 fee.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified,
“period” (as used within the financial statements) refers to the fiscal period ended December 31, 2025.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
(“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by its chief operating decision maker
(“CODM”) to assess performance and make resource allocation decisions. VIA serves as the CODM. Since VIA evaluates the performance of each Fund holistically as outlined in the Fund’s prospectus, each Fund is a single reporting segment. VIA uses the holdings composition data, total returns, Fund expense information, and share transactions presented in the Funds’ financial statements to assess the single segment performance and make resource allocation decisions. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. Segment assets and significant segment expenses are reflected in each Funds’ Statement of Assets and Liabilities and Statement of Operations, respectively.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Board of Trustees
(“the Board”) has designated VIA as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment
Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
216 Notes to Financial Statements
pricing the asset or liability developed based on the best information available under the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and
3 of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable, for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments in markets that are active, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, Exchange Traded Funds (“ETFs”), and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. Equity securities and ETFs traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if applicable. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their closing NAV. Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 217
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Investments in mutual funds as described above are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between
Levels 1 and 2.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by VIA and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).
When VIA applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that VIA believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by VIA would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
218 Notes to Financial Statements
VIA employs third-party pricing vendors to provide fair value measurements. VIA oversees third-party pricing service providers in order to support the valuation process. VIA may also utilize the Funds’ sub-administrator to assist with the determination of the hierarchy level for fair values securities and in completing the required financial reporting disclosure for Level 3 fair value securities.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
For the period ended December 31, 2025, the Funds had no transfers into or out of Level 3 of the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the
Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s
Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Payment-in-kind (PIK) interest is accrued and recorded as income when earned. For PIK securities, interest is added to the principal balance of the security and is recognized as non-cash income. For the period ended December 31, 2025, the Venerable High Yield
Bond Fund earned $145,088 in PIK interest income.
Federal Income Taxes
The Trust consists of multiple Funds each of which for federal income tax purposes is treated separately from any other. Each Fund intends to elect and expects to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the “Code”). If a Fund so qualifies, it will not be subject to federal income tax on the portion of its income and gains that it distributes to shareholders.
Each Fund intends to comply with the diversification requirements of Section 817(h) of the Code and the Treasury regulations promulgated thereunder such that the owners of Variable Contracts should not currently be subject to federal income tax on distributions by a Fund of its net investment income and net realized capital gains that are left to accumulate in the contracts or under a qualified pension or retirement plan.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. The Funds have analyzed the tax positions taken or expected to be taken on the Funds’ federal income tax return from the period from January 1, 2025 through the period ended December 31, 2025, and have concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 219
from January 1, 2025 through December 31, 2025, the Funds did not incur any interest or tax penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Income Taxes Paid
The Funds did not pay any federal, state, or local taxes during the period ended December 31, 2025. Additionally, the Funds did not pay any material foreign income taxes during the period ended December 31, 2025. Accordingly, no disaggregated disclosure of income taxes paid by jurisdiction has been presented.
Dividends and Distributions to Shareholders
Each Fund intends to pay dividends at least annually from its net investment income. Capital gains, if any, may be paid at least annually. A Fund may distribute dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either dividends or capital gain distributions. Dividends and distributions from a Fund will be automatically reinvested in shares of that
Fund unless the shareholder elects to receive distributions in cash.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in futures, forward contracts, passive foreign investment companies, foreign-denominated investments, amortization of premium for certain debt instruments, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by VIA, the Funds’ adviser and administrator. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Cash
Cash consists of U.S. dollar and foreign currency deposits held at the Funds' custodian or sub-custodians.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
220 Notes to Financial Statements
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging purposes and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange- traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still insolvency risk of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange- traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The following table lists the fair values of the Funds' derivative holdings in the Statement of Assets and Liabilities as of December
31, 2025 and the net realized and unrealized gain (loss) included in the Statement of Operations during the current period, categorized by contract type and risk exposure.
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Venerable US Large Cap Core Equity Fund
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 24
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 869
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 24

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 221
Derivatives not accounted for as hedging instruments
Equity
Contracts
Venerable US Large Cap Strategic Equity Fund
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 165
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,161
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 1,503
Derivatives not accounted for as hedging instruments
Equity
Contracts
Venerable US Small Cap Fund
Location: Statement of Assets and Liabilities - Liabilities
$ 0
Variation margin on futures contracts* $ 101
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 125
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (101)
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Venerable Emerging Markets Equity Fund
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on forward foreign currency exchange contracts $ — $ 2
Variation margin on futures contracts* 126 —
Total
$ 126 $ 2
Location: Statement of Assets and Liabilities - Liabilities
0 —
Variation margin on futures contracts* $ 161 $ —
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 167 $ —
Forward foreign currency exchange contracts — (26)
Total
$ 167 $ (26)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (35) $ —
Forward foreign currency exchange contracts —
2
Total
$ (35) $ 2

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
222 Notes to Financial Statements
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Venerable World Equity Fund
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on forward foreign currency exchange contracts $ — $ 74
Variation margin on futures contracts* 201 —
Total
$ 201 $ 74
Location: Statement of Assets and Liabilities - Liabilities
0 —
Variation margin on futures contracts* $ 2,437 $ —
Unrealized depreciation on forward foreign currency exchange contracts — 953
Total
$ 2,437 $ 953
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 441 $ —
Forward foreign currency exchange contracts — 444
Total
$ 441 $ 444
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (2,236) $ —
Forward foreign currency exchange contracts —
(879)
Total
$ (2,236) $ (879)
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Venerable Strategic Bond Fund
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 721
Derivatives not accounted for as hedging instruments
Equity
Contracts
Venerable Large Cap Index Fund
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 43
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,151
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 1,197

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 223
Financial derivative instruments outstanding as of period end and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative
Instruments table, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that they plan to buy or sell. Certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. Certain Funds may also purchase or sell foreign currencies,
Derivatives not accounted for as hedging instruments
Equity
Contracts
Venerable Mid Cap Index Fund
Location: Statement of Assets and Liabilities - Liabilities
$ 0
Variation margin on futures contracts* $ 113
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (242)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (113)
Derivatives not accounted for as hedging instruments
Equity
Contracts
Venerable Small Cap Index Fund
Location: Statement of Assets and Liabilities - Liabilities
$ 0
Variation margin on futures contracts* $ 136
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 168
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (136)
Derivatives not accounted for as hedging instruments
Equity
Contracts
Venerable International Index Fund
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 5
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,163
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 5
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
224 Notes to Financial Statements
mainly through the use of forward currency contracts or currency futures contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended December 31, 2025, the following Funds entered into FX contracts primarily for the strategies listed below:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended December 31, 2025, the following Funds entered into futures contracts primarily for the strategies listed below:
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non- agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
A Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale.
Certain Funds may also invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be
Funds Strategies
Venerable Emerging Markets Equity Fund
Venerable World Equity Fund
Venerable International Index Fund
Return enhancement, hedging purposes, exposing cash to markets, and trade settlement
Return enhancement, hedging purposes, exposing cash to markets, and trade settlement
Trade settlement
Funds Strategies
Venerable US Large Cap Core Equity Fund
Venerable US Large Cap Strategic Equity Fund
Venerable US Small Cap Fund
Venerable Emerging Markets Equity Fund
Venerable World Equity Fund
Venerable Strategic Bond Fund
Venerable Large Cap Index Fund
Venerable Mid Cap Index Fund
Venerable Small Cap Index Fund
Venerable International Index Fund
Exposing cash to markets
Exposing cash to markets
Exposing cash to markets
Return enhancement, hedging purposes, and exposing cash to markets
Return enhancement, hedging purposes, and exposing cash to markets
Hedging purposes
Exposing cash to markets and trade settlement
Exposing cash to markets
Exposing cash to markets
Exposing cash to markets

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 225
determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry
“good delivery” standards. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered;
however, the market value may change prior to delivery.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury
Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments, in the form of investment income, rise with inflation and fall with deflation.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the below table. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from
OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Venerable Emerging Markets Equity Fund
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Forward foreign currency exchange
contracts
Unrealized appreciation on forward foreign currency
exchange contracts
$ 2 $ — $ 2
Total Financial and Derivative Assets
2 — 2
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 2 $ — $ 2
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2 $ — $ — $ 2
Total
$ 2 $ — $ — $ 2

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
226 Notes to Financial Statements
^Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the
inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
3. Investment Transactions
Securities
During the period ended December 31, 2025, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, and in-kind transactions) were as follows:
Venerable World Equity Fund
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Forward foreign currency exchange
contracts
Unrealized appreciation on forward foreign currency
exchange contracts
$ 74 $ — $ 74
Total Financial and Derivative Assets
74 — 74
Financial and Derivative Assets not subject to a netting agreement
(49) — (49)
Total Financial and Derivative Assets subject to a netting agreement
$ 25 $ — $ 25
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 25 $ 2 $ — $ 23
Total
$ 25 $ 2 $ — $ 23
Venerable World Equity Fund
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Forward foreign currency exchange
contracts
Unrealized depreciation on forward foreign currency
exchange contracts
$ 953 $ — $ 953
Total Financial and Derivative Liabilities
953 — 953
Financial and Derivative Liabilities not subject to a netting agreement
(951) — (951)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2 $ — $ 2
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 2 $ 2 $ — $ —
Total
$ 2 $ 2 $ — $ —
Funds Purchases Sales
Venerable US Large Cap Core Equity Fund $ 693,575,915 $ 76,069,031
Venerable US Large Cap Strategic Equity Fund 1,834,805,542 3,196,678,983
Venerable US Small Cap Fund 166,139,693 33,867,766

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 227
During the period ended December 31, 2025, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, and in-kind transactions) were as follows:
During the period ended December 31, 2025, the Funds’ in-kind purchases and sales of investment securities were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser and Administrator
The Adviser oversees all investment advisory and portfolio management services. In addition, the Adviser makes recommendations with respect to the selection and continued employment of the sub-advisers to manage the Funds’ assets, performs diligence on and monitors the sub-advisers and reviews investment performance and adherence to compliance procedures. The Adviser pays each sub-adviser’s fees out of the advisory fee paid by the respective Fund to the Adviser. The remainder of the advisory fee is retained by the Adviser as compensation. From its sub-advisory fees received from the Adviser, Franklin Advisers, Inc., a sub-adviser to certain
Funds, pays all fees to the non-discretionary sub-advisers for their investment advisory services.
The Adviser also serves as the administrator of the Trust. The Adviser provides the Funds with office space, equipment, and the personnel necessary to operate and administer the Funds’ business. The Adviser furnishes, or arranges for others to furnish, custodial, fund accounting, transfer agency and certain fund administration services. Each Fund is responsible for bearing all other operating expenses.
Each of the Funds pays the following annual advisory fee directly to VIA, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee specified in the table below is based on the average daily net assets of the Funds and is payable monthly to VIA.
Funds Purchases Sales
Venerable Emerging Markets Equity Fund 146,770,998 19,064,444
Venerable World Equity Fund 1,059,753,078 362,834,513
Venerable High Yield Fund 363,803,086 276,359,409
Venerable Strategic Bond Fund 396,017,345 40 6 , 066 , 631
Venerable Large Cap Index Fund 1,469,466,399 721,561,700
Venerable Mid Cap Index Fund 611,308,001 632,388,613
Venerable Small Cap Index Fund 30,406,172 17,168,496
Venerable International Index Fund 610,133,305 50,861,222
Venerable Bond Index Fund 122,049,236 15,625,881
Venerable Intermediate Corporate Bond Index Fund 1,050,086,047 107,655,967
Venerable Conservative Allocation Fund 168,070,765 11,128,863
Venerable Conservative Appreciation Allocation Fund 504,944,533 33,333,503
Venerable World Conservative Allocation Fund 157,686,311 12,483,357
Venerable Moderate Allocation Fund 808,525,474 1,195,007,096
Venerable Moderate Appreciation Allocation Fund 1,034,901,734 62,977,660
Venerable World Moderate Allocation Fund 388,159,811 22,809,266
Venerable Appreciation Allocation Fund 1,601,544,695 100,158,452
Venerable World Appreciation Allocation Fund 381,917,210 19,564,535
Funds Purchases Sales
Venerable Strategic Bond Fund $ 2,116,188,634 $ 2,069,520,525
Venerable Bond Index Fund 352,807,052 91,334,885
Funds Purchases Sales
Venerable World Equity Fund $ 305,374,008 $ —
Venerable Mid Cap Index Fund 1,076,514,050 —
Venerable Small Cap Index Fund 209,495,703 —
Venerable International Index Fund 404,091,811 —

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
228 Notes to Financial Statements
The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2025:
Transfer and Dividend Disbursing Agent
Russell Investments Fund Services, LLC (the “Transfer Agent”) serves as the transfer and dividend disbursing agent for the Trust.
The Transfer Agent does not earn a fee for this service.
Annual Rate
Funds Advisory (%) Administration (%)
Venerable US Large Cap Core Equity Fund
Venerable US Large Cap Strategic Equity Fund
Venerable US Small Cap Fund
Venerable Emerging Markets Equity Fund
Venerable World Equity Fund
Venerable High Yield Fund
Venerable Strategic Bond Fund
Venerable Large Cap Index Fund
Venerable Mid Cap Index Fund
Venerable Small Cap Index Fund
Venerable International Index Fund
Venerable Bond Index Fund
Venerable Intermediate Corporate Bond Index Fund
Venerable Conservative Allocation Fund
Venerable Conservative Appreciation Allocation Fund
Venerable World Conservative Allocation Fund
Venerable Moderate Allocation Fund
Venerable Moderate Appreciation Allocation Fund
Venerable World Moderate Allocation Fund
Venerable Appreciation Allocation Fund
Venerable World Appreciation Allocation Fund
0.60
0.60
0.85
1.01
0.75
0.65
0.45
0.15
0.26
0.31
0.30
0.23
0.23
0.05
0.05
0.05
0.05
0.05
0.05
0.05
0.05
0.12
0.12
0.12
0.12
0.12
0.12
0.12
0.10
0.10
0.10
0.10
0.10
0.10
0.12
0.12
0.12
0.12
0.12
0.12
0.12
0.12
Funds Advisory Administrative
Venerable US Large Cap Core Equity Fund
$ 1,294,602 $ 258,920
Venerable US Large Cap Strategic Equity Fund
19,915,137 3,983,027
Venerable US Small Cap Fund
363,662 51,341
Venerable Emerging Markets Equity Fund
422,286 50,173
Venerable World Equity Fund
2,599,960 415,994
Venerable High Yield Fund
3,974,174 733,694
Venerable Strategic Bond Fund
7,912,623 2,110,033
Venerable Large Cap Index Fund
5,557,152 3,704,768
Venerable Mid Cap Index Fund
840,544 323,286
Venerable Small Cap Index Fund
221,959 71,600
Venerable International Index Fund
953,671 317,890
Venerable Bond Index Fund
284,139 123,539
Venerable Intermediate Corporate Bond Index Fund
706,152 307,023
Venerable Conservative Allocation Fund
25,609 61,463
Venerable Conservative Appreciation Allocation Fund
78,121 187,491
Venerable World Conservative Allocation Fund
24,026 57,663
Venerable Moderate Allocation Fund
1,119,278 2,686,268
Venerable Moderate Appreciation Allocation Fund
161,345 387,228
Venerable World Moderate Allocation Fund
60,529 145,270
Venerable Appreciation Allocation Fund
251,217 602,921
Venerable World Appreciation Allocation Fund
60,217 144,522

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 229
Distributor
Russell Investments Financial Services, LLC (the “Distributor”) serves as the Trust’s distributor. The Distributor is a wholly-owned subsidiary of Russell Investment Management, LLC. While the Distributor is entitled to the Rule 12b-1 distribution fee from each
Fund’s Class V shares, the Distributor has agreed to waive receipt of all or a portion of the fee for the Venerable US Large Cap Strategic
Equity Fund, Venerable Large Cap Index Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, and Venerable Moderate
Allocation Fund until September 6, 2026, and for the Venerable US Large Cap Core Equity Fund, Venerable Intermediate Corporate
Bond Index Fund, Venerable Conservative Allocation Fund, Venerable Conservative Appreciation Allocation Fund, Venerable World
Conservative Allocation Fund, Venerable Moderate Appreciation Allocation Fund, Venerable World Moderate Allocation Fund,
Venerable Appreciation Allocation Fund, and Venerable World Appreciation Allocation Fund until September 5, 2027, and for the
Venerable US Small Cap Fund, Venerable Emerging Markets Equity Fund, Venerable World Equity Fund, Venerable Mid Cap Index
Fund, Venerable Small Cap Index Fund, Venerable International Index Fund, and Venerable Bond Index Fund until September 12,
2027 to the extent necessary to limit total annual operating expenses of Class V shares to the amount of the expense limitation for each Fund’s Class V.
Expenses
Until September 6, 2026, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable)
and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:
Until September 5, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable)
and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:
Until September 12, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable)
and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:
Funds Class V (%) Class I (%)
Venerable US Large Cap Strategic Equity Fund
Venerable High Yield Fund
Venerable Strategic Bond Fund
Venerable Large Cap Index Fund
Venerable Moderate Allocation Fund
0.86
0.72
0.80
0.51
0.89
0.75
0.80
0.60
0.28
N/A
Funds Class V (%) Class I (%)
Venerable US Large Cap Core Equity Fund
Venerable Intermediate Corporate Bond Index Fund
Venerable Conservative Allocation Fund
Venerable Conservative Appreciation Allocation Fund
Venerable World Conservative Allocation Fund
Venerable Moderate Appreciation Allocation Fund
Venerable World Moderate Allocation Fund
Venerable Appreciation Allocation Fund
Venerable World Appreciation Allocation Fund
N/A
N/A
0.87
0.91
0.86
0.99
1.00
1.01
1.00
0.75
0.36
N/A
N/A
N/A
N/A
N/A
N/A
N/A

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
230 Notes to Financial Statements
In limiting a Fund's expenses, the Distributor's contractual waiver of the Fund's Class V Rule 12b-1 fee will be applied first, as applicable. After taking into account the effect of any waiver by the Distributor, the Adviser first will waive its administrative services fee, then, if necessary, its advisory fee, and, finally, reimburse other operating expenses.
Termination or modification of these obligations prior to the termination date as noted above requires approval by the Board. To the extent these obligations terminate or are modified, a Fund's total annual operating expenses may increase.
For the period ended December 31, 2025, the total fee waivers were as follows:
VIA and the Distributor do not have the ability to recover amounts waived or reimbursed from previous periods. There were no reimbursements for the period ended December 31, 2025.
Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates as of December 31, 2025, were as follows:
Funds Class V (%) Class I (%)
Venerable US Small Cap Fund
Venerable Emerging Markets Equity Fund
Venerable World Equity Fund
Venerable Mid Cap Index Fund
Venerable Small Cap Index Fund
Venerable International Index Fund
Venerable Bond Index Fund
0.85
1.44
0.85
0.65
0.68
0.70
0.61
N/A
N/A
0.90
N/A
N/A
0.46
0.36
Funds 12b-1 Administrative  Advisory
Venerable US Large Cap Core Equity Fund
Venerable US Large Cap Strategic Equity Fund
Venerable US Small Cap Fund
Venerable Emerging Markets Equity Fund
Venerable World Equity Fund
Venerable High Yield Fund
Venerable Strategic Bond Fund
Venerable Large Cap Index Fund
Venerable Mid Cap Index Fund
Venerable Small Cap Index Fund
Venerable International Index Fund
Venerable Bond Index Fund
Venerable Intermediate Corporate Bond Index Fund
Venerable Conservative Allocation Fund
Venerable Conservative Appreciation Allocation Fund
Venerable World Conservative Allocation Fund
Venerable Moderate Allocation Fund
Venerable Moderate Appreciation Allocation Fund
Venerable World Moderate Allocation Fund
Venerable Appreciation Allocation Fund
Venerable World Appreciation Allocation Fund
$                         —
3,918,073
128,351
59,727
492,064
342,206
1,146,304
1,935,215
171,492
80,073
59,829
42,015
—
41,708
25,816
144,158
6,715,670
18,618
363,176
—
361,305
$                  16,835
8,676
51,341
—
122,559
85,538
6,600
—
—
—
12,873
38,819
55,150
—
—
57,663
365,069
—
33,961
—
86,613
$                         —
—
61,177
—
—
—
—
—
—
—
—
—
—
—
—
45,329
—
—
—
—
—
Venerable US
Large Cap Core
Equity Fund
Venerable US
Large Cap
Strategic Equity
Fund
Venerable US
Small Cap Fund
Venerable
Emerging
Markets Equity
Fund
Venerable World
Equity Fund
Advisory fees $ 337,589 $ 1,463,221 $ 86,514 $ 119,975 $ 719,765
Administrative fees 65,342 289,656 — 14,255 81,725
Distribution fees — 197,452 — 18,351 —
Trustees' fees 1,439 15,298 569 597 4,406
$ 404,370 $ 1,965,627 $ 87,083 $ 153,178 $ 805,896

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 231
Board of Trustees
The Board is currently comprised of five (5) Trustees — two Trustees who are “interested persons” of the Trust as defined under the
1940 Act (“Interested Trustees”) and three Trustees who are not “interested persons” of the Trust (“Independent Trustees”). Trustee compensation and expenses are allocated to each Fund based on its net assets. Interested Trustees and the Trust’s officers are not paid by the Trust.
For the period ended December 31, 2025, the regular compensation paid to the Trustees by the Funds was $315,000.
Transactions with Affiliated Companies
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions (amounts in thousands) during the period ended December 31, 2025, with Underlying Funds which are, or were, an affiliated company are as follows:
Venerable High
Yield Fund
Venerable
Strategic Bond
Fund
Venerable Large
Cap Index Fund
Venerable Mid
Cap Index Fund
Venerable Small
Cap Index Fund
Advisory fees $ 387,274 $ 688,920 $ 603,164 $ 238,541 $ 63,848
Administrative fees 63,671 181,195 402,109 91,747 20,596
Distribution fees — 196,542 619,478 225,121 32,921
Trustees' fees 1,654 6,082 6,763 3,836 872
$ 452,599 $ 1,072,739 $ 1,631,514 $ 559,245 $ 118,237
Venerable
International
Index Fund
Venerable Bond
Index Fund
Venerable
Intermediate
Corporate Bond
Index Fund
Venerable
Conservative
Allocation Fund
Venerable
Conservative
Appreciation
Allocation Fund
Advisory fees $ 263,002 $ 72,024 $ 187,753 $ 6,830 $ 20,725
Administrative fees 75,630 20,121 66,167 16,393 49,740
Distribution fees 81,005 20,401 — 29,747 116,543
Trustees' fees 3,978 1,753 3,471 742 1,937
$ 423,615 $ 114,299 $ 257,391 $ 53,712 $ 188,945
Venerable World
Conservative
Allocation Fund
Venerable
Moderate
Allocation Fund
Venerable
Moderate
Appreciation
Allocation Fund
Venerable
World Moderate
Allocation Fund
Venerable
Appreciation
Allocation Fund
Advisory fees $ — $ 93,449 $ 43,087 $ 16,228 $ 67,175
Administrative fees — 178,091 103,408 20,964 161,220
Distribution fees — — 250,551 — 403,049
Trustees' fees 782 8,732 3,492 1,466 5,096
$ 782 $ 280,272 $ 400,538 $ 38,658 $ 636,540
Venerable World
Appreciation
Allocation Fund
Advisory fees $ 16,225
Administrative fees 6,967
Trustees' fees 1,483
$ 24,675

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
232 Notes to Financial Statements
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
Venerable Conservative Allocation Fund
Venerable Large Cap Index Fund $ — $ 29,035 $ 2,988 $ 115 $ 1,543 $ 27,705 $ — $ —
Venerable Bond Index Fund — 50,533 2,609 1 48 47,974 418 —
Venerable Intermediate Corporate
Bond Index Fund — 75,926 4,170 1 145 71,902 681 —
Venerable International Index Fund — 12,577 1,362 40 698 11,952 — —
$ — $ 168,071 $ 11,129 $ 157 $ 2,434 $ 159,533 $ 1,099 $ —
Venerable Conservative Appreciation Allocation Fund
Venerable Large Cap Index Fund $ — $ 140,915 $ 14,321 $ 623 $ 7,506 $ 134,723 $ — $ —
Venerable Bond Index Fund — 101,107 4,180 8 97 97,032 847 —
Venerable Intermediate Corporate
Bond Index Fund — 202,361 8,769 7 389 193,988 1,843 —
Venerable International Index Fund — 60,562 6,064 224 3,393 58,115 — —
$ — $ 504,945 $ 33,334 $ 862 $ 11,385 $ 483,858 $ 2,690 $ —
Venerable World Conservative Allocation Fund
Venerable High Yield Fund $ — $ 57,140 $ 3,401 $ (10) $ 269 $ 53,998 $ 807 $ —
Venerable Strategic Bond Fund — 38,174 2,344 5 74 35,909 353 —
Venerable World Equity Fund — 62,372 6,738 253 3,518 59,405 — —
$ — $ 157,686 $ 12,483 $ 248 $ 3,861 $ 149,312 $ 1,160 $ —
Venerable Moderate Allocation Fund
Venerable US Large Cap Core
Equity Fund $ — $ 675,659 $ 45,941 $ 712 $ 24,749 $ 655,179 $ — $ —
Venerable US Large Cap Strategic
Equity Fund 1,415,950 49,524 965,270 129,183 25,673 655,060 3,026 16,675
Venerable High Yield Fund 476,874 28,374 75,537 (517) 9,710 438,904 27,344 —
Venerable Strategic Bond Fund 477,241 54,968 108,259 (3,620) 16,299 436,629 18,650 —
$ 2,370,065 $ 808,525 $ 1,195,007 $ 125,758 $ 76,431 $ 2,185,772 $ 49,020 $ 16,675
Venerable Moderate Appreciation Allocation Fund
Venerable Large Cap Index Fund $ — $ 432,891 $ 34,342 $ 1,408 $ 23,597 $ 423,554 $ — $ —
Venerable Bond Index Fund — 104,052 3,453 9 101 100,709 873 —
Venerable Intermediate Corporate
Bond Index Fund — 312,362 10,763 4 607 302,210 2,848 —
Venerable International Index Fund — 185,597 14,420 508 10,644 182,329 — —
$ — $ 1,034,902 $ 62,978 $ 1,929 $ 34,949 $ 1,008,802 $ 3,721 $ —
Venerable World Moderate Allocation Fund
Venerable High Yield Fund $ — $ 62,709 $ 2,130 $ (8) $ 304 $ 60,875 $ 901 $ —
Venerable Strategic Bond Fund — 93,600 3,182 9 184 90,611 887 —
Venerable World Equity Fund — 231,851 17,497 650 13,545 228,549 — —
$ — $ 388,160 $ 22,809 $ 651 $ 14,033 $ 380,035 $ 1,788 $ —

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 233
5. Federal Income Taxes
As of December 31, 2025, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
As of December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and components of distributable earnings for income tax purposes were as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
Venerable Appreciation Allocation Fund
Venerable Large Cap Index Fund $ — $ 838,881 $ 61,568 $ 2,574 $ 46,013 $ 825,900 $ — $ —
Venerable Intermediate Corporate
Bond Index Fund — 403,144 13,154 (9) 783 390,764 3,678 —
Venerable International Index Fund — 359,520 25,437 908 20,770 355,761 — —
$ — $ 1,601,545 $ 100,159 $ 3,473 $ 67,566 $ 1,572,425 $ 3,678 $ —
Venerable World Appreciation Allocation Fund
Venerable High Yield Fund $ — $ 38,640 $ 792 $ (5) $ 189 $ 38,032 $ 559 $ —
Venerable Strategic Bond Fund — 57,676 1,371 3 115 56,423 549 —
Venerable World Equity Fund — 285,602 17,402 664 16,939 285,803 — —
$ — $ 381,918 $ 19,565 $ 662 $ 17,243 $ 380,258 $ 1,108 $ —
No Expiration
Funds Short Term Long Term Total
Venerable US Small Cap Fund
Venerable Emerging Markets Equity Fund
Venerable High Yield Fund
Venerable Strategic Bond Fund
Venerable Mid Cap Index Fund
Venerable Bond Index Fund
Venerable Intermediate Corporate Bond Index Fund
$                480,387
14,351
2,424,371
30,286,721
510,952
228,977
202,144
$                         —
—
1,979,859
9,269,294
78,936
—
—
$                480,387
14,351
4,404,230
39,556,015
589,888
228,977
202,144
Funds
Cost
of Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Venerable US Large Cap Core Equity Fund $ 631,669,834 $ 45,396,767 $ (22,324,272) $ 23,072,495
Venerable US Large Cap Strategic Equity Fund 2,304,035,098 563,587,719 (28,757,662) 534,830,057
Venerable US Small Cap Fund 136,514,639 11,228,447 (7,206,839) 4,021,608
Venerable Emerging Markets Equity Fund 134,083,192 12,348,787 (5,144,472) 7,204,315
Venerable World Equity Fund 1,048,900,190 86,853,312 (31,584,027) 55,269,285
Venerable High Yield Fund 682,217,291 12,572,807 (5,301,184) 7,271,623
Venerable Strategic Bond Fund 2, 176,900,221 14,966,102 (17,514,041) (2,547,939)
Venerable Large Cap Index Fund 3,893,399,690 917,742,900 (126,559,202) 791,183,698
Venerable Mid Cap Index Fund 1,063,747,580 72,596,609 (74,562,128) (1,965,520)
Venerable Small Cap Index Fund 227,801,254 22,637,986 (15,201,424) 7,436,562
Venerable International Index Fund 974,120,333 79,761,991 (29,450,380) 50,311,611
Venerable Bond Index Fund 364,744,580 327,36 7 (1,626,703) (1,299,336)
Venerable Intermediate Corporate Bond Index Fund 946,021,223 1,068,568 (2,898,700) (1,830,132)
Venerable Conservative Allocation Fund 157,108,654 2,424,195 — 2,424,195
Venerable Conservative Appreciation Allocation Fund 472,481,689 11,375,986 — 11,375,986
Venerable World Conservative Allocation Fund 145,454,857 3,856,653 — 3,856,653
Venerable Moderate Allocation Fund 2,036,769,744 154,440,993 (5,438,501) 149,002,492

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
234 Notes to Financial Statements
* Includes Unrealized Appreciation/Depreciation on foreign currency.
** Other Book/Tax Differences represent differences related to timing.
For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Funds made the following tax basis distributions:
Funds
Cost
of Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Venerable Moderate Appreciation Allocation Fund 973,863,208 34,939,066 — 34,939,066
Venerable World Moderate Allocation Fund 366,005,945 14,028,908 — 14,028,908
Venerable Appreciation Allocation Fund 1,504,867,917 67,557,568 — 67,557,568
Venerable World Appreciation Allocation Fund 363,017,961 17,240,000 — 17,240,000
Funds
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
Venerable US Large Cap Core Equity Fund $ 1,983,436 $ 542,024 $ 23,072,495 $ — $ 25,597,955
Venerable US Large Cap Strategic Equity Fund 72,386,070 129,883,474 534,829,456 — 737,099,000
Venerable US Small Cap Fund 159,243 (480,387) 4,021,608 — 3,700,464
Venerable Emerging Markets Equity Fund 661,183 (14,351) 7,212,440 — 7,859,272
Venerable World Equity Fund 7,959,741 — 55,274,173 — 63,233,914
Venerable High Yield Fund 4,235,495 (4,404,230) 7,271,622 — 7,102,887
Venerable Strategic Bond Fund 6,461,570 (39,556,015) (2,548,029) (1,428,886) (37,071,360)
Venerable Large Cap Index Fund 70,489,449 — 791,183,698 — 861,673,147
Venerable Mid Cap Index Fund 3,875,419 (589,888) (1,965,519) — 1,320,012
Venerable Small Cap Index Fund 1,597,146 70,740 7,437,162 — 9,105,048
Venerable International Index Fund 6,642,797 700,426 50,310,681 — 57,653,904
Venerable Bond Index Fund 1,479,743 (228,977) (1,299,335) — (48,569)
Venerable Intermediate Corporate Bond Index Fund 4,185,912 (202,144) (1,831,133) — 2,152,635
Venerable Conservative Allocation Fund 1,095,348 — 2,424,195 — 3,519,543
Venerable Conservative Appreciation Allocation Fund 3,114,479 — 11,375,987 — 14,490,466
Venerable World Conservative Allocation Fund 1,376,856 — 3,856,499 — 5,233,355
Venerable Moderate Allocation Fund 121,884,272 68,481,305 149,003,502 — 339,369,079
Venerable Moderate Appreciation Allocation Fund 4,770,216 — 34,939,566 — 39,709,782
Venerable World Moderate Allocation Fund 2,187,636 — 14,028,407 — 16,216,043
Venerable Appreciation Allocation Fund 5,792,916 — 67,557,568 — 73,350,484
Venerable World Appreciation Allocation Fund 1,572,202 — 17,240,000 — 18,812,202
December 31, 2025 December 31, 2024
Funds
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Venerable US Large Cap Strategic Equity Fund $ 42,132,896 $ 8,786,340 $ — $ — $ — $ —
Venerable High Yield Fund 36,647,149 — — 7,836,414 — —
Venerable Strategic Bond Fund 70,393,931 — — 15,707,142 — —
Venerable Large Cap Index Fund 32,208,051 1,284,801 — — — —
Venerable Bond Index Fund 3,250,648 — — — — —
Venerable Intermediate Corporate Bond Index Fund 9,049,392 — — — — —
Venerable Moderate Allocation Fund 20,980,078 — — — — —

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 235
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to non-deductible expenses. These adjustments have no impact on the net assets.
At December 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
6. Record Ownership
As of December 31, 2025, the following table includes shareholders of record with greater than 5% of the total outstanding shares of each respective Fund:
7. Restricted Securities
Restricted Securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). As of December 31, 2025, the restricted securities held in the Funds were acquired under Rule 144A of the Act and may be sold to qualified institutional buyers in transactions exempt from registration.
As of December 31, 2025, the Funds’ exposure to restricted securities (as a percentage of net assets) was as follows:
Funds
Total distributable
earnings (losses) Paid-in capital
Venerable Emerging Markets Equity Fund $ 54 $ (54)
Venerable Mid Cap Index Fund 653 (653)
Venerable Small Cap Index Fund 114 (114)
Venerable International Index Fund 241 (241)
Venerable Bond Index Fund 74 (74)
Venerable Conservative Allocation Fund 86 (86)
Venerable Conservative Appreciation Allocation Fund 342 (342)
Venerable Moderate Appreciation Allocation Fund 732 (732)
Venerable Appreciation Allocation Fund 1,156 (1,156)
Funds # of Shareholders %
Venerable US Large Cap Core Equity Fund
1 100.0
Venerable US Large Cap Strategic Equity Fund
2 100.0
Venerable US Small Cap Fund
1 100.0
Venerable Emerging Markets Equity Fund
1 100.0
Venerable World Equity Fund
3 94.7
Venerable High Yield Fund
2 78.2
Venerable Strategic Bond Fund
2 89.9
Venerable Large Cap Index Fund
3 96.1
Venerable Mid Cap Index Fund
1 100.0
Venerable Small Cap Index Fund
1 100.0
Venerable International Index Fund
3 93.2
Venerable Bond Index Fund
4 100.0
Venerable Intermediate Corporate Bond Index Fund
3 92.5
Venerable Conservative Allocation Fund
1 100.0
Venerable Conservative Appreciation Allocation Fund
1 100.0
Venerable World Conservative Allocation Fund
1 100.0
Venerable Moderate Allocation Fund
1 100.0
Venerable Moderate Appreciation Allocation Fund
1 100.0
Venerable World Moderate Allocation Fund
1 100.0
Venerable Appreciation Allocation Fund
1 100.0
Venerable World Appreciation Allocation Fund
1 100.0

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2025
236 Notes to Financial Statements
8. Contractual Obligations
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
9. Risk Factors
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’
financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the
Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a
Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures
(including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
Funds %
Venerable Emerging Markets Equity Fund
Venerable World Equity Fund
Venerable High Yield Fund
Venerable Strategic Bond Fund
Venerable Small Cap Index Fund
Venerable International Index Fund
Venerable Bond Index Fund
Venerable Intermediate Corporate Bond Index Fund
4.4
0.7
92.6
24.1
0.0
1.1
0.2
0.4

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 237
To the Shareholders and the Board of Trustees of Venerable Variable Insurance Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Venerable Variable Insurance Trust (the “Trust”) (comprising Venerable
Appreciation Allocation Fund, Venerable Bond Index Fund, Venerable Conservative Allocation Fund, Venerable Conservative Appreciation
Allocation Fund, Venerable Emerging Markets Equity Fund, Venerable High Yield Fund, Venerable Intermediate Corporate Bond Index
Fund, Venerable International Index Fund, Venerable Large Cap Index Fund, Venerable Mid Cap Index Fund, Venerable Moderate Allocation
Fund, Venerable Moderate Appreciation Allocation Fund, Venerable Small Cap Index Fund, Venerable Strategic Bond Fund, Venerable US
Large Cap Core Equity Fund, Venerable US Large Cap Strategic Equity Fund, Venerable US Small Cap Fund, Venerable World Appreciation
Allocation Fund, Venerable World Conservative Allocation Fund, Venerable World Equity Fund, and Venerable World Moderate Allocation
Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Venerable Variable Insurance Trust at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising Venerable Variable Insurance Trust  Statement of operations
Statements of changes in net
assets
Financial highlights
Venerable High Yield Fund
Venerable Large Cap Index Fund
Venerable Moderate Allocation Fund
Venerable Strategic Bond Fund
Venerable US Large Cap Strategic Equity Fund
For the year ended December
31, 2025
For the year ended December 31, 2025, and for the period
from September 4, 2024 (commencement of operations)
through December 31, 2024
Venerable US Large Cap Core Equity Fund
For the period from August 8, 2025 (commencement of operations) through December
31, 2025
Venerable Appreciation Allocation Fund
Venerable Bond Index Fund
Venerable Conservative Allocation Fund
Venerable Conservative Appreciation Allocation Fund
Venerable Intermediate Corporate Bond Index Fund
Venerable International Index Fund
Venerable Moderate Appreciation Allocation Fund
Venerable World Appreciation Allocation Fund
Venerable World Conservative Allocation Fund
Venerable World Moderate Allocation Fund
Venerable World Equity Fund
For the period from September 5, 2025 (commencement of operations) through
December 31, 2025
Venerable Emerging Markets Equity Fund
Venerable Mid Cap Index Fund
Venerable Small Cap Index Fund
Venerable US Small Cap Fund
For the period from September 12, 2025 (commencement of operations) through
December 31, 2025

238 Report of Independent Registered Public Accounting Firm
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
We have served as the auditor of one or more Venerable Variable Insurance Trust investment companies since 2024.
Philadelphia, Pennsylvania
February 23, 2026
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Venerable Variable Insurance Trust
Tax Information — December 31, 2025 (Unaudited)
Tax Information 239
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2025:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended December 31,
2025. Pursuant to Section 853 of the Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
Venerable US Large Cap Strategic Equity Fund
88.3%
Venerable Large Cap Index Fund
100.0%
Venerable Moderate Allocation Fund
68.8%
Venerable US Large Cap Strategic Equity Fund
$ 8,786,340
Venerable Large Cap Index Fund
1,284,801
Funds
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
Venerable Emerging Markets Equity Fund $ 82,626 $ 0.0062 $ 436,723 $ 0.0330
Venerable International Index Fund 573,042 0.0059 5,402,928 0.0561
Venerable Appreciation Allocation Fund 199,253 0.0013 1,529,840 0.0102
Venerable Conservative Allocation Fund 6,694 0.0004 54,697 0.0035
Venerable Conservative Appreciation Allocation Fund 32,549 0.0007 268,730 0.0057
Venerable Moderate Appreciation Allocation Fund 102,118 0.0011 814,241 0.0084

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts — (Unaudited)
240 Basis for Approval of Investment Advisory Contracts
At in-person meetings held on March 27 – 28, 2025, June 17, 2025, September 16, 2025 and December 11 – 12, 2025, the Board of
Trustees (the “Board”) of the Venerable Variable Insurance Trust (the “Trust” and members thereof, the “Trustees”), including those
Trustees who are not parties to any Agreements (as defined below) or “interested persons” (as that term is defined in the Investment
Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the following investment advisory agreements (together, the “Agreements”):
•
an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Venerable Investment Advisers, LLC
(the “Adviser”), with respect to the Venerable US Small Cap Fund, Venerable International Index Fund, Venerable Mid Cap
Index Fund, Venerable Small Cap Index Fund, Venerable Bond Index Fund, Venerable Intermediate Corporate Bond Index Fund,
Venerable World Conservative Allocation Fund, Venerable World Moderate Allocation Fund, Venerable World Appreciation
Allocation Fund, Venerable Conservative Allocation Fund, Venerable Conservative Appreciation Allocation Fund, Venerable
Appreciation Allocation Fund, Venerable Moderate Appreciation Allocation Fund, Venerable US Large Cap Core Equity Fund,
Venerable Emerging Market Equity Fund, Venerable World Equity Fund, Venerable International Equity Fund, Venerable Real
Estate Fund, Venerable Inflation Focused Fund, and Venerable Government Money Market Fund each a series of the Trust (each a “Fund,” and collectively, the “Funds”);
• a Sub-Management and Compliance Agreement (the “RIM Agreement”) between the Trust, the Adviser, and Russell
Investment Management, LLC (“RIM”), with respect to the Venerable Large Cap Index Fund, Venerable Moderate Allocation
Fund, Venerable US Large Cap Core Equity Fund, Venerable Emerging Markets Equity Fund, Venerable World Equity Fund,
Venerable International Index Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable Conservative
Allocation Fund, Venerable Conservative Appreciation Allocation Fund, Venerable World Conservative Allocation Fund,
Venerable Moderate Appreciation Allocation Fund, Venerable Appreciation Allocation Fund, Venerable World Moderate
Allocation Fund, Venerable World Appreciation Allocation Fund, and Venerable Real Estate Fund (the “RIM Funds”);
• a Discretionary Sub-Management Agreement (the “Franklin Agreement”) between the Trust, the Adviser, and Franklin Advisers,
Inc. (“Franklin”), with respect to the Venerable High Yield Fund, Venerable US Small Cap Fund, Venerable Bond Index Fund,
Venerable Intermediate Corporate Bond Index Fund, Venerable US Large Cap Strategic Equity Fund, Venerable Strategic Bond
Fund, Venerable International Equity Fund, Venerable Inflation Focused Fund, and Venerable Government Money Market Fund
(collectively, the “FT Funds”);
• Non-Discretionary Sub-Management Agreements (collectively, the “RIM Sub-Management Agreements”) between the Adviser,
RIM and each of (i) Allspring Global Investments, LLC (“Allspring”), J.P. Morgan Investment Management, Inc. (“JPMAM”),
Mar Vista Investment Partners LLC (“Mar Vista”), and Jacobs Levy Equity Management, Inc. (“Jacobs Levy,” together with
Allspring, JPMAM, and Mar Vista, the “RIM Large Cap Core Non-Discretionary Sub-Advisers”) with respect to the Venerable
US Large Cap Core Equity Fund; (ii) Axiom Investors LLC (“Axiom”), Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow
Hanley”), Numeric Investors LLC (“Numeric”), Oaktree Fund Advisors, LLC (“Oaktree”), Pzena Investment Management,
LLC (“Pzena”), and Sands Capital Management, LLC (“Sands,” and together with Axiom, Barrow Hanley, Numeric, Oaktree, and Pzena, the “RIM Emerging Markets Non-Discretionary Sub-Advisers”) for the Venerable Emerging Markets Equity Fund;
(iii) Intermede Investment Partners Limited and Intermede Global Partners Inc. (collectively, “Intermede”), Numeric, Sanders
Capital, LLC (“Sanders”), and Wellington Management Company LLP (“Wellington,” and together with Intermede, Numeric and Sanders the “RIM World Equity Non-Discretionary Sub-Advisers”), with respect to the Venerable World Equity Fund;
and (iv) Duff & Phelps Investment Management Co. (“D&P”) and Wellington (together with D&P, the “RIM Real Estate Fund
Non-Discretionary Sub-Advisers”) for the Venerable Real Estate Fund; and
• Non-Discretionary Sub-Management Agreements (collectively, the “Franklin Sub-Management Agreements”) between
Franklin and each of (i) ClearBridge Investments, LLC (“Clearbridge”) and Brandywine Global Investment Management, LLC
(“Brandywine,” and together with Clearbridge, the “Franklin Large Cap Strategic Non-Discretionary Sub-Advisers”), with respect to the Venerable US Large Cap Strategic Equity Fund, (ii) Putnam Investment Management, LLC (“Putnam”) and Royce
Investment Partners (“Royce,” and together with Putnam, the “Franklin US Small Cap Non-Discretionary Sub-Advisers”), with respect to the Venerable US Small Cap Fund; and (iii) Putnam and Clearbridge (together the “Franklin International Equity
Non-Discretionary Sub-Advisers”) with respect to the Venerable International Equity Fund.
The RIM Large Cap Core Non-Discretionary Sub-Advisers, RIM Emerging Markets Non-Discretionary Sub-Advisers, RIM World
Equity Non-Discretionary Sub-Advisers, and RIM Real Estate Non-Discretionary Sub-Advisers are collectively referred to herein as the RIM Non-Discretionary Sub-Advisers. The Franklin Large Cap Strategic Non-Discretionary Sub-Advisers, Franklin US
Small Cap Non-Discretionary Sub-Advisers, and Franklin International Equity Non-Discretionary Sub-Advisers are collectively referred to herein as the Franklin Non-Discretionary Sub-Advisers.

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 241
RIM, Franklin, RIM Non-Discretionary Sub-Advisers, and Franklin Non-Discretionary Sub-Advisers are collectively referred to herein as “Sub-Advisers.” The Sub-Advisers provide investment sub-advisory services to the applicable Funds.
In connection with its deliberations, the Board considered information requested on behalf of the Independent Trustees and prepared by the Adviser and the Sub-Advisers including memoranda and other materials provided to the Trustees prior to and during the meetings. The information provided to the Trustees described, among other things, the services to be provided by and fees to be paid to the Adviser and the Sub-Advisers; related performance information; and other matters. The Board considered that the Adviser had conducted extensive due diligence on the proposed Sub-Advisers from an investment management, operational and compliance perspective. The Independent Trustees also met in executive session during each meeting to discuss the Agreements and review the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meetings and during their deliberations regarding the Agreements, and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Agreements. As applicable, the Board also considered the foregoing and other information provided at the Board’s April 2-3, 2024 meeting.
In approving the Agreements with respect to each Fund, each Trustee, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the proposed fee payable to the Adviser and the Sub-Advisers, as applicable, was fair and reasonable and that the approval of the Agreements was in the best interests of each applicable Fund and its investors. The Board considered each Fund and each Agreement separately. In considering the Agreements, the Trustees did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. Although the Board gave attention to all information provided, some of the primary factors the Board deemed relevant to its decision to approve the Agreements with respect to each Fund are discussed below.
Appointment of Venerable Investment Advisers, LLC as Investment Adviser and Approval of the Investment Advisory Agreement (All
Funds)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services to be provided to the Funds by the Adviser and its affiliates, and the Adviser’s responsibilities with respect to each of the Funds. The Board considered that the Adviser would be responsible for, among other things, developing the investment strategy for the Funds; researching, selecting and hiring any Sub-Adviser(s), and conducting on-going due diligence on and monitoring of any Sub-Adviser(s); overseeing the selection of investments for the
Funds; monitoring and evaluating the performance of the Funds; monitoring the investment operations and composition of the
Funds and, in connection therewith, monitoring compliance with each Fund’s investment objective, policies and restrictions, as well as each Fund’s compliance with applicable law; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the
Funds among any Sub-Adviser and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Funds. The Board also considered information regarding the Adviser’s process for selecting and monitoring any Sub-Advisers to the Funds and the other service providers to each Fund, as well as its process for evaluating, monitoring and overseeing any Sub-Adviser’s investment strategy. In addition, the Board considered information regarding the qualifications and experience of, and resources available to, the Adviser personnel who would perform those functions with respect to the Funds.
The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser has assumed significant entrepreneurial risk in sponsoring the Funds and that the Adviser would bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to each Fund. The Board considered that the Adviser’s responsibilities with respect to the Funds also would include monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Funds.
The Board also considered the benefits that would be provided to shareholders from participation in a Fund sponsored by the
Adviser, including the benefits of investing in a Fund that is part of a large fund complex that offers a wide range of portfolios,
Sub-Advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor

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242 Basis for Approval of Investment Advisory Contracts
servicing and distribution services that the Adviser and its affiliates would provide to the Funds and their shareholders. The Board noted that the Funds did not have any performance history as each is a newly created series of the Trust and none had commenced operations prior to the consideration of the Advisory Agreement.
Based on its review, the Board, including the Independent Trustees, determined that the nature, quality and extent of the services to be provided by the Adviser were appropriate for the Funds.
•
Expenses
The Board considered each Fund’s proposed advisory fee in light of the nature, quality and extent of the services to be provided by the Adviser. In addition, the Board considered the relative level of the sub-advisory fee to be paid to each Fund’s Sub-Adviser and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained, and risks assumed by the Adviser and not delegated to or assumed by a Sub-Adviser.
With respect to the Advisory Agreement, the Board also considered information provided by the Adviser comparing the proposed advisory fee rate and expense ratios for each Fund to the advisory fee rates and expense ratios of comparable mutual funds, including information compiled with data from Broadridge, an independent provider of mutual fund industry data.
In particular, the Board noted the following information included in the Broadridge data:
•
With respect to the Venerable US Small Cap Fund, the Board noted that the Fund’s proposed advisory fee rate was slightly above the median of its expense group and similar to the median of its expense universe. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
•
With respect to the Venerable Emerging Markets Equity Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
•
With respect to the Venerable World Equity Fund, the Board noted that although the Fund’s proposed advisory fee rate was slightly higher than the median of its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were lower than the median of both its expense group and expense universe.
•
With respect to the Venerable Mid Cap Index Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and above the median of its expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
•
With respect to the Venerable Small Cap Index Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
•
With respect to the Venerable International Index Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and above the median of its expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
•
With respect to the Venerable Bond Index Fund, the Board noted that although the Fund’s proposed advisory fee rate was the highest in its expense group and expense universe, it was not significantly higher than the median of either. The
Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
•
With respect to the Venerable Intermediate Corporate Bond Index Fund, the Board noted that although the Fund’s proposed advisory fee rate was the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both

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Basis for Approval of Investment Advisory Contracts 243
its expense group and expense universe; however, the total expenses were not significantly higher than the median of either. The Board further noted that the expense group and expense universe included other credit funds more broadly.
However, as compared to the sole corporate bond index fund in the peer group, the Fund’s proposed advisory fee was very similar.
•
With respect to the Venerable Conservative Allocation Fund, the Board noted that although the Fund’s proposed advisory fee was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
•
With respect to the Venerable Conservative Appreciation Allocation Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
•
With respect to the Venerable World Conservative Allocation Fund, the Board noted that the Fund’s proposed advisory fee rate was among the lowest in its expense group and expense universe. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
•
With respect to the Venerable Moderate Appreciation Allocation Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
•
With respect to the Venerable World Moderate Allocation Fund, the Board noted that although the Fund’s proposed advisory fee rate was the highest in its expense group and among the highest in its expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
•
With respect to the Venerable Appreciation Allocation Fund, the Board noted the Fund’s proposed advisory fee rate was slightly above the median of its expense group and similar to the median of its expense universe. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
•
With respect to the Venerable World Appreciation Allocation Fund, the Board noted the Fund’s proposed advisory fee rate was slightly above the median of its expense group and its expense universe. In addition, the Board noted the Fund’s estimated total expenses were lower than the median in its expense group and slightly higher than the median in its expense universe.
•
With respect to the Venerable High Yield Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either.
In addition, the Board noted the Fund’s estimated total expenses were lower than the median of both its expense group and expense universe.
•
With respect to the Venerable Large Cap Index Fund, the Board noted that although the Fund’s proposed advisory fee rate was the highest among its expense group and above the median of its expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were similar to the median of both its expense group and expense universe.
•
With respect to the Venerable Moderate Allocation Fund, the Board noted the Fund’s proposed advisory fee rate was slightly above the median of its expense group and similar to the median of its expense universe. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
•
With respect to the Venerable Strategic Bond Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
•
With respect to the Venerable US Large Cap Core Equity Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
•
With respect to the Venerable US Large Cap Strategic Equity Fund, the Board noted that although the Fund’s proposed

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244 Basis for Approval of Investment Advisory Contracts
advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of its expense group, although not significantly so, and below the median of its expense universe.
•
With respect to the Venerable International Equity Fund, the Board noted that although the Fund’s proposed advisory fee rate was the highest in its expense group and its expense universe, it was not significantly higher than the median of either. The Board considered that substantially all of the Fund’s initial assets would be received from the substitution of the Fund in place of another mutual fund as the investment option for a variable insurance contract, subject to the condition that the advisory fees remain the same, among other conditions. The Board also noted the Fund’s estimated total expenses were lower than the median of both its expense group and expense universe; however, the total expenses were not significantly lower than the median of either.
•
With respect to the Venerable Government Money Market Fund, the Board noted the Fund’s proposed advisory fee rate was higher than the median of its expense group and slightly higher than the median of its expense universe. In addition, the Board noted the Fund’s estimated total expenses were slightly lower than the median in its expense group and similar to the median in its expense universe.
•
With respect to the Venerable Inflation Focused Fund, the Board noted that although the Fund’s proposed advisory fee rate was the highest in its expense group and its expense universe, it was not significantly higher than the median of either. The Board considered that substantially all of the Fund’s initial assets would be received via the substitution of the
Fund in place of another mutual fund as the investment option for a variable insurance contract, subject to the condition that the advisory fees remain the same, among other conditions. In addition, the Board noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
•
With respect to the Venerable Real Estate Fund, the Board noted that although the Fund’s proposed advisory fee rate was the highest in its expense group and its expense universe, it was not significantly higher than the median of either. The
Board considered that substantially all of the Fund’s initial assets would be received via the substitution of the Fund in place of another mutual fund as the investment option for a variable insurance contract, subject to the condition that the advisory fees remain the same, among other conditions. In addition, the Board noted the Fund’s estimated total expenses were lower than the median of its expense universe and slightly higher than the median of its expense group; however, the total expenses were not significantly higher or lower than the median of either.
In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its fees so that each Fund’s net expense ratios would not exceed certain levels as set forth in each Fund’s prospectus. The Board also noted
that, to the extent that the Adviser waived fees pursuant to the expense limitation arrangement, the Fund’s actual advisory fee could be lower than its contractual advisory fee. Based on its review, the Board, including the Independent Trustees, determined that the
Adviser’s proposed fee for each Fund was fair and reasonable.
•
Profitability and Costs
The Board considered the anticipated level of profits to be realized by the Adviser in connection with the operation of each Fund.
The Board referred to a report included in the meeting materials that included the Adviser’s estimated profitability by Fund for the first year of operations. The Board noted the report took into account the revenue the Adviser would receive under both the
Advisory Agreement and the administrative services agreement between the Trust and the Adviser with respect to each Fund. Based on its review, the Board did not consider the Adviser’s estimated profitability to be excessive but noted that it would continue to periodically evaluate profitability.
•
Economies of Scale
The Board considered whether economies of scale or efficiencies would be realized by the Adviser as the Funds grow larger and the extent to which this is reflected in the proposed advisory and administrative fee schedules for each Fund. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with Funds and their shareholders in a variety of ways including (i) subsidizing a Fund’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the Fund’s total expense ratio

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Basis for Approval of Investment Advisory Contracts 245
does not exceed certain levels, (ii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the
Fund has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the Adviser, and (iii) reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to a Fund and its shareholders. The Adviser explained that it had agreed, for a period of two years from the commencement of operations, to assume certain expenses of each of the Funds by making payments or waiving all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Fund’s net expense ratios do not exceed certain contractual levels. The Board also considered that the
Adviser could potentially share economies of scale or efficiencies with the Funds through reinvestment in, and enhancements to, the services that the Adviser provide to the Funds and their shareholders over time, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Funds, and the ongoing development of the Adviser’s infrastructure.
The Board considered these factors, and the relationship they bore to the fee charged to each Fund by the Adviser and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with each Fund once it commences operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in each Fund’s assets to determine whether economies of scale or efficiencies continued to be reflected in the applicable Fund’s fee arrangements.
•
Fall-Out and Other Benefits
The Board considered the extent to which fall-out benefits could accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Trust. In particular, the Board noted that it was proposed that the Adviser would also serve as the administrator for the Funds and would receive compensation for acting in that capacity and that it was proposed that Directed Services LLC, an affiliate of the Adviser, receive payments through a Rule 12b-1 plan to compensate it for providing distribution and shareholder services to owners of variable annuity contracts and variable life insurance policies that may invest in the Funds. The Board noted that the Adviser’s affiliated insurance company, as depositor of the insurance company separate accounts investing in each of the Funds, would receive certain significant tax benefits associated with such investments as well as other potential benefits.
The Board considered that the Funds would be offered as investment options through variable insurance contracts offered and sold by the Adviser’s insurance company affiliate and that the performance of a Fund may impact, positively or negatively, the insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s insurance company affiliate and Directed Services LLC each received compensation, which could include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
Appointment of Russell Investment Management, LLC as Sub-Adviser and Approval of Sub-Management and Compliance
Services Agreement (RIM Funds)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided to each RIM Fund by RIM. The Board considered RIM’s responsibilities with respect to each RIM Fund pursuant to the RIM Agreement, and RIM’s relevant experience.
The Board noted that, subject to the oversight of the Adviser, RIM would be responsible for making investment decisions with respect to each RIM Fund; placing with brokers or dealers orders for the purchase and sale of investments for each RIM Fund; assisting the Adviser in overseeing any RIM Non-Discretionary Sub-Advisers to a RIM Fund; and performing certain related administrative and compliance functions. The Board also considered information regarding RIM’s process for selecting investments for each RIM
Fund, as well as information regarding the qualifications and experience of RIM’s portfolio managers who would provide services to each RIM Fund. In addition, the Board considered the Adviser’s familiarity with, and confidence in, RIM, and the results of the
Adviser’s due diligence. The Board also considered information regarding RIM’s procedures for executing portfolio transactions for each RIM Fund and RIM’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding RIM’s trading experience and how RIM would seek to achieve “best execution” on behalf of each RIM Fund.

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246 Basis for Approval of Investment Advisory Contracts
The Board then reviewed performance data relating to RIM’s management of other funds with a similar investment strategy to those proposed for the RIM Funds, as compared to an appropriate benchmark and peer group. The Board also considered RIM’s expertise, resources, proposed investment strategy, and personnel for advising each RIM Fund.
Based on its review, the Board, including the Independent Trustees, determined, with respect to each RIM Fund, that the nature, quality, and extent of the services to be provided by RIM were appropriate for the RIM Funds in light of each RIM Fund’s investment objective and, thus, supported a decision to approve the RIM Agreement.
•
Fee
With respect to the RIM Agreement relating to each RIM Fund, the Board considered the proposed sub-advisory fee to be paid to
RIM in light of the nature, quality and extent of the services proposed to be provided by RIM. The Board considered the relative level of the sub-advisory fee to be paid to RIM with respect to each RIM Fund and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained, and risks assumed by the Adviser and not delegated to or assumed by RIM.
The Board further noted that the Adviser, and not the RIM Funds, would pay RIM and that the proposed sub-advisory fees were negotiated between RIM and the Adviser. Moreover, the Board noted that the Adviser believed that the fees agreed upon with RIM were reasonable in light of the nature, quality, and extent of the investment sub-advisory services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to each RIM Fund, that the proposed sub-advisory fee for RIM was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to RIM and its affiliates as a result of RIM’s relationship with the Trust. In particular, the Board noted (i) RIM’s affiliated broker, Russell Investments Implementation
Services, LLC, could receive commissions as it was being considered for effecting portfolio transactions for the RIM Funds;
(ii) RIM, its affiliates and their fund complexes could obtain lower commission rates and more effective trade execution from aggregation of trades of the RIM Funds and other clients; (iii) RIM, its affiliates and their fund complexes could benefit from fee schedules negotiated with certain service providers which are based on global assets under management (e.g., Non-Discretionary
Sub-Advisers and custodians); (iv) it was possible that certain service providers could charge RIM and its affiliates lower fees based on the totality of the business relationships between the parties; and (v) certain RIM affiliates could provide services to the Trust and receive fees for such services. In addition, the Board noted RIM could benefit indirectly from its relationships with the RIM Funds, including through the reputation of being employed by the Adviser and if RIM included the RIM Funds’ assets and performance record in composites it uses, that could contribute to RIM’s ability to obtain other clients for its investment management services.
The Board also noted that RIM would benefit from greater exposure in the marketplace with respect to its investment processes and from expanding its level of assets under management, and that RIM could derive benefits from its association with the Adviser and other Sub-Advisers (as applicable) to a Fund. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each Fund.
Appointment of Franklin Advisers, LLC as Sub-Adviser and Approval of Discretionary Sub-Management Agreement
(FT Funds)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided to each FT Fund by Franklin. The Board considered Franklin’s responsibilities with respect to each FT Fund pursuant to the Franklin Agreement, and Franklin’s relevant experience. The Board noted that, subject to the oversight of the Adviser, Franklin would be responsible for making investment

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Basis for Approval of Investment Advisory Contracts 247
decisions with respect to each FT Fund; placing with brokers or dealers orders for the purchase and sale of investments for each
FT Fund; and assisting the Adviser in overseeing any Franklin Non-Discretionary Sub-Advisers to an FT Fund. The Board also considered information regarding Franklin’s process for selecting investments for each FT Fund, as well as information regarding the qualifications and experience of Franklin’s portfolio managers who would provide services to each FT Fund. The Board also considered the Adviser’s familiarity with, and confidence in, Franklin, and the results of the Adviser’s due diligence. The Board also considered information regarding Franklin’s procedures for executing portfolio transactions for each FT Fund and Franklin’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding Franklin’s trading experience and how Franklin would seek to achieve “best execution” on behalf of each FT Fund.
The Board then reviewed hypothetical returns representing a customized portfolio produced using publicly disclosed fund returns for (i) the Putnam Small Cap Growth Fund, and the Royce Small Cap Opportunity Fund, as well as returns from the simulated
Franklin U.S. Multi-Factor Equity Strategy, all representative of the models that will comprise the Venerable US Small Cap Fund and (ii) the ClearBridge International Growth Fund, the Putnam International Value Fund, as well as the Franklin International Low
Vol High Dividend strategy, all representatives of models that will comprise the Venerable International Equity Fund. The Board also considered Franklin’s expertise, resources, proposed investment strategy, and personnel for advising each FT Fund.
Based on its review, the Board, including the Independent Trustees, determined, with respect to each FT Fund, that the nature, quality and extent of the services to be provided by Franklin were appropriate for the FT Fund in light of its investment objective and, thus, supported a decision to approve the Franklin Agreement.
•
Fee
With respect to the Franklin Agreement relating to each FT Fund, the Board considered the proposed sub-advisory fee to be paid to Franklin in light of the nature, quality and extent of the services proposed to be provided by Franklin. The Board considered the relative levels of the sub-advisory fee to be paid to Franklin with respect to each FT Fund and the advisory fee to be retained by the
Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by Franklin.
The Board noted that the Adviser, and not the FT Funds, would pay Franklin and that each proposed sub-advisory fee was negotiated between Franklin and the Adviser. Moreover, the Board noted that the Adviser believed the fee agreed upon with Franklin was reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to each FT Fund, that the proposed sub-advisory fee for
Franklin was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to Franklin as a result of its relationship with the Trust. In particular, the Board noted Franklin could benefit indirectly from its relationships with the FT Funds, including through the reputation of being employed by the Adviser and if Franklin included the FT Funds’ assets and performance record in composites it used, that could contribute to Franklin’s ability to obtain other clients for its investment management services.
In addition, Franklin could receive research and services obtained with client commissions generated by the FT Funds. Research/
services obtained with client commissions generated by Franklin’s clients could be shared with Franklin’s advisory affiliates. The
Board also noted that Franklin could benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and that Franklin could derive benefits from its association with the Adviser and other Sub-Advisers/Non-Discretionary Sub-Advisers (as applicable) to a Fund. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
Appointment of RIM Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management Agreements
(Venerable US Large Cap Core Equity Fund)
•
Nature, Quality and Extent of Services

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248 Basis for Approval of Investment Advisory Contracts
The Board evaluated the nature, quality and extent of the services proposed to be provided by each RIM Large Cap Core Non-
Discretionary Sub-Adviser to the Venerable US Large Cap Core Equity Fund. The Board considered that, subject to the oversight of the Adviser and RIM, each RIM Large Cap Core Non-Discretionary Sub-Adviser would be responsible for providing RIM with a model portfolio based on certain investment guidelines for the Venerable US Large Cap Core Equity Fund and RIM would utilize each model portfolio when purchasing and selling securities for a specific portion of the Fund. The Board also considered the Adviser’s and RIM’s familiarity with, and confidence in, each RIM Large Cap Core Non-Discretionary Sub-Adviser, and the
results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Venerable US Large Cap Core
Equity Fund, that the nature, quality and extent of the services to be provided by each RIM Large Cap Core Non-Discretionary Sub-
Adviser were appropriate for the Venerable US Large Cap Core Equity Fund in light of its investment objective and, thus, supported a decision to approve the RIM Sub-Management Agreements.
•
Fee
With respect to each RIM Sub-Management Agreement relating to the Venerable Large Cap Core Equity Fund, the Board considered the proposed sub-management fees in light of the nature, quality and extent of the services proposed to be provided by each RIM
Large Cap Core Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-management fee to be paid to each RIM Large Cap Core Non-Discretionary Sub-Adviser with respect to the Venerable US Large Cap Core Equity Fund, the sub-
advisory fee to be retained by RIM, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by RIM or each RIM Large
Cap Core Non-Discretionary Sub-Adviser. The Board further noted that the Adviser, and not the Fund, would pay each RIM Large
Cap Core Non-Discretionary Sub-Adviser and that the proposed sub-management fees were negotiated between RIM and each RIM
Large Cap Core Non-Discretionary Sub-Adviser, with final sign-off by the Adviser prior to submission to the Board for approval.
Moreover, the Board noted that the Adviser believed that the fee agreed upon with each RIM Large Cap Core Non-Discretionary
Sub-Adviser was reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the Venerable US Large Cap Core Equity Fund, that the proposed sub-management fee for each RIM Large Cap Core Non-Discretionary Sub-Adviser was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that may accrue to each proposed RIM Large Cap
Core Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace.
The Board noted that each RIM Large Cap Core Non-Discretionary Sub-Adviser may benefit indirectly from its relationship with the Venerable US Large Cap Core Equity Fund, including through the reputation of being engaged by the Adviser and RIM, and if a RIM Large Cap Core Non-Discretionary Sub-Adviser includes the Venerable US Large Cap Core Equity Fund’s assets and performance record in composites it uses. This may contribute to a RIM Large Cap Core Non-Discretionary Sub-Adviser’s ability to obtain other clients for their investment management services. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each Fund.
Appointment of RIM Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management Agreements
(Venerable Emerging Markets Equity Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each RIM Emerging Markets Non-

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 249
Discretionary Sub-Adviser to the Emerging Markets Equity Fund. The Board considered that, subject to the oversight of the Adviser and RIM, each RIM Emerging Markets Non-Discretionary Sub-Adviser would be responsible for providing RIM with a model portfolio based on certain investment guidelines for the Emerging Markets Equity Fund. The Board also considered the Adviser’s and RIM’s familiarity with, and confidence in, each RIM Emerging Markets Non-Discretionary Sub-Adviser, and the results of the
Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Emerging Markets Equity Fund, that the nature, quality and extent of the services to be provided by each RIM Emerging Markets Non-Discretionary Sub-Adviser were appropriate for the Emerging Markets Equity Fund in light of its investment objective and, thus, supported a decision to approve the RIM Sub-Management Agreements.
•
Fee
With respect to each RIM Sub-Management Agreement relating to the Emerging Markets Equity Fund, the Board considered the proposed sub-management fees in light of the nature, quality and extent of the services proposed to be provided by each RIM
Emerging Markets Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-management fee to be paid to each RIM Emerging Markets Non-Discretionary Sub-Adviser with respect to the Emerging Markets Equity Fund, the sub-
advisory fee to be retained by RIM, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by RIM or each RIM Emerging
Markets Non-Discretionary Sub-Adviser. The Board further noted that the Adviser, and not the Emerging Markets Equity Fund, would pay each RIM Emerging Markets Non-Discretionary Sub-Adviser and that the proposed Non-Discretionary Sub-Adviser fees were negotiated between RIM and each RIM Emerging Markets Non-Discretionary Sub-Adviser, with final sign-off by the
Adviser prior to submission to the Board for approval. Moreover, the Board noted that the Adviser believed that the fee agreed upon with respect to each RIM Emerging Markets Non-Discretionary Sub-Adviser was reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the Emerging Markets Equity Fund, that the proposed Non-Discretionary Sub-Adviser fee for each RIM Emerging Markets Non-
Discretionary Sub-Adviser was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to each proposed RIM Emerging
Markets Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace.
The Board noted that each RIM Emerging Markets Non-Discretionary Sub-Adviser could benefit indirectly from its relationship with the Emerging Markets Equity Fund, including through the reputation of being engaged by the Adviser and RIM, and if a RIM
Emerging Markets Non-Discretionary Sub-Adviser included the Emerging Markets Equity Fund’s assets and performance record in composites it used, that could contribute to a RIM Emerging Markets Non-Discretionary Sub-Adviser’s ability to obtain other clients for its investment management services. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each Fund.
Appointment of RIM Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management Agreements
(Venerable World Equity Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each RIM World Equity Non-
Discretionary Sub-Adviser to the World Equity Fund. The Board considered that, subject to the oversight of the Adviser and RIM, each RIM World Equity Non-Discretionary Sub-Adviser would be responsible for providing RIM with a model portfolio based on

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
250 Basis for Approval of Investment Advisory Contracts
certain investment guidelines for the World Equity Fund. The Board also considered the Adviser’s and RIM’s familiarity with, and confidence in, each RIM World Equity Non-Discretionary Sub-Adviser, and the results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the World Equity Fund, that the nature, quality and extent of the services to be provided by each RIM World Equity Non-Discretionary Sub-Adviser were appropriate for the World Equity Fund in light of its investment objective and, thus, supported a decision to approve the RIM Sub-Management
Agreements.
•
Fee
With respect to each RIM Sub-Management Agreement relating to the World Equity Fund, the Board considered the proposed sub-management fees in light of the nature, quality and extent of the services proposed to be provided by each RIM World Equity
Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-management fee to be paid to each RIM World
Equity Non-Discretionary Sub-Adviser with respect to the World Equity Fund, the sub-advisory fee to be retained by RIM, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by RIM or each RIM World Equity Non-Discretionary Sub-Adviser.
The Board further noted that the Adviser, and not the World Equity Fund, would pay each RIM World Equity Non-Discretionary
Sub-Adviser and that the proposed Non-Discretionary Sub-Adviser fees were negotiated between RIM and each RIM World Equity
Non-Discretionary Sub-Adviser, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the
Board noted that the Adviser believed that the fee agreed upon with respect to each RIM World Equity Non-Discretionary Sub-
Adviser was reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the World Equity Fund, that the proposed Non-Discretionary Sub-
Adviser fee for each RIM World Equity Non-Discretionary Sub-Adviser was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to each proposed RIM World
Equity Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace.
The Board noted that each RIM World Equity Non-Discretionary Sub-Adviser could benefit indirectly from its relationship with the World Equity Fund, including through the reputation of being engaged by the Adviser and RIM, and if a RIM World Equity
Non-Discretionary Sub-Adviser included the World Equity Fund’s assets and performance record in composites it used, that could contribute to a RIM World Equity Non-Discretionary Sub-Adviser’s ability to obtain other clients for its investment management services. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that they were are most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each Fund.
Appointment of RIM Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management Agreements
(Venerable Real Estate Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each RIM Real Estate Non-Discretionary
Sub-Adviser to the Real Estate Fund. The Board considered that, subject to the oversight of the Adviser and RIM, each RIM Real
Estate Non-Discretionary Sub-Adviser would be responsible for providing RIM with a model portfolio based on certain investment guidelines for the Real Estate Fund. The Board also considered the Adviser’s and RIM’s familiarity with, and confidence in, each
RIM Real Estate Non-Discretionary Sub-Adviser, and the results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Real Estate Fund, that the nature, quality and extent of the services to be provided by each RIM Real Estate Non-Discretionary Sub-Adviser were appropriate

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 251
for the Real Estate Fund in light of its investment objective and, thus, supported a decision to approve the RIM Sub-Management
Agreements.
•
Fee
With respect to each RIM Sub-Management Agreement relating to the Real Estate Fund, the Board considered the proposed sub-
management fees in light of the nature, quality and extent of the services proposed to be provided by each RIM Real Estate Non-
Discretionary Sub-Adviser. The Board considered the relative levels of the sub-management fee to be paid to each RIM Real Estate
Non-Discretionary Sub-Adviser with respect to the Real Estate Fund, the sub-advisory fee to be retained by RIM, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by RIM or each RIM Real Estate Non-Discretionary Sub-Adviser. The Board further noted that the Adviser, and not the Real Estate Fund, would pay each RIM Real Estate Non-Discretionary Sub-Adviser and that the proposed Non-Discretionary Sub-Adviser fees were negotiated between RIM and each RIM Real Estate Non-Discretionary
Sub-Adviser, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the
Adviser believed that the fee agreed upon with each RIM Real Estate Non-Discretionary Sub-Adviser was reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the Real Estate Fund, that the proposed Non-Discretionary Sub-Adviser fee for each RIM Real Estate
Non-Discretionary Sub-Adviser was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to each proposed RIM Real Estate
Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace. The
Board noted that each RIM Real Estate Non-Discretionary Sub-Adviser could benefit indirectly from its relationship with the Real
Estate Fund, including through the reputation of being engaged by the Adviser and RIM, and if a RIM Real Estate Non-Discretionary
Sub-Adviser included the Real Estate Fund’s assets and performance record in composites it used, that could contribute to a RIM
Real Estate Non-Discretionary Sub-Adviser’s ability to obtain other clients for its investment management services. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each Fund.
Appointment of Franklin Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management
Agreements (Venerable US Large Cap Strategic Equity Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each Franklin Large Cap Strategic
Non-Discretionary Sub-Adviser to the Venerable US Large Cap Strategic Equity Fund. The Board considered that, subject to the oversight of the Adviser and Franklin, each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser would be responsible for providing Franklin with a model portfolio based on certain investment guidelines for the Venerable US Large Cap Strategic Equity
Fund, and Franklin would utilize each model portfolio when purchasing and selling securities for a specific portion of the Fund.
The Board also considered the Adviser’s and Franklin’s familiarity with, and confidence in, each Franklin Large Cap Strategic Non-
Discretionary Sub-Adviser, and the results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Venerable US Large Cap
Strategic Equity Fund, that the nature, quality and extent of the services to be provided by each Franklin Large Cap Strategic
Non-Discretionary Sub-Adviser were appropriate for the Venerable US Large Cap Strategic Equity Fund in light of its investment objective and, thus, supported a decision to approve the Franklin Sub-Management Agreements.

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
252 Basis for Approval of Investment Advisory Contracts
•
Fee
With respect to the Franklin Sub-Management Agreements relating to the Venerable US Large Cap Strategic Equity Fund, the Board
considered the proposed sub-management fees in light of the nature, quality and extent of the services proposed to be provided by each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-management fee to be paid to each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser with respect to the Venerable US Large Cap
Strategic Equity Fund, the sub-advisory fee to be retained by Franklin, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by Franklin or a Franklin Large Cap Strategic Non-Discretionary Sub-Adviser. The Board noted that, with respect to sub-management compensation, Franklin and its affiliated Sub-Advisers utilized internal transfer pricing arrangements. The Board further noted that Franklin, and not the Fund, would pay each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser and
that each proposed sub-management fee was negotiated between Franklin and each Franklin Large Cap Strategic Non-Discretionary
Sub-Adviser, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the
Adviser believed that the fee agreed upon with each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser was reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent
Trustees, determined, with respect to the Venerable US Large Cap Strategic Equity Fund, that the proposed sub-management fee for each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that may accrue to each proposed Franklin Large
Cap Strategic Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace. The Board noted that each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser may benefit indirectly from its relationship with the Venerable US Large Cap Strategic Equity Fund, including through the reputation of being engaged by the
Adviser and Franklin, and if a Franklin Large Cap Strategic Non-Discretionary Sub-Adviser includes the Venerable US Large Cap
Strategic Equity Fund’s assets and performance record in composites it uses. This may contribute to a Franklin Large Cap Strategic
Non-Discretionary Sub-Adviser’s ability to obtain other clients for its investment management services. The Board, including the
Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they are most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each
Fund.
Appointment of Franklin Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management
Agreements (Venerable US Small Cap Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each Franklin US Small Cap Non-
Discretionary Sub-Adviser to the US Small Cap Fund. The Board considered that, subject to the oversight of the Adviser and
Franklin, each Franklin US Small Cap Non-Discretionary Sub-Adviser would be responsible for providing Franklin with a model portfolio based on certain investment guidelines for the US Small Cap Fund. The Board also considered the Adviser’s and Franklin’s familiarity with, and confidence in, each Franklin US Small Cap Non-Discretionary Sub-Adviser, and the results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the US Small Cap Fund, that the nature, quality and extent of the services to be provided by each Franklin US Small Cap Non-Discretionary Sub-Adviser were appropriate for the US Small Cap Fund in light of its investment objective and, thus, supported a decision to approve the Franklin
Sub-Management Agreements.

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 253
•
Fee
With respect to the Franklin Sub-Management Agreement relating to the US Small Cap Fund, the Board considered the proposed sub-advisory fees in light of the nature, quality and extent of the services proposed to be provided by each Franklin US Small Cap
Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-advisory fee to be paid to each Franklin US
Small Cap Non-Discretionary Sub-Adviser with respect to the US Small Cap Fund, the sub-advisory fee to be retained by Franklin, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by Franklin or a Franklin US Small Cap Non-Discretionary
Sub-Adviser. The Board noted that, with respect to Non-Discretionary Sub-Adviser compensation, Franklin and its affiliated Non-
Discretionary Sub-Advisers utilized internal transfer pricing arrangements. The Board further noted that the Adviser, and not the
Fund, would pay each Franklin US Small Cap Non-Discretionary Sub-Adviser and that each proposed Non-Discretionary sub-
advisory fee was negotiated between Franklin and each Franklin Non-Discretionary Sub-Adviser, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the Adviser believed that the fee agreed upon with each Franklin US Small Cap Non-Discretionary Sub-Adviser was reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the US Small Cap
Fund, that the proposed Non-Discretionary sub-advisory fee for each Franklin US Small Cap Non-Discretionary Sub-Adviser was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to each proposed Franklin US Small
Cap Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace.
The Board noted that each Franklin US Small Cap Non-Discretionary Sub-Adviser could benefit indirectly from its relationship with the US Small Cap Fund, including through the reputation of being engaged by the Adviser and Franklin, and if a Franklin US
Small Cap Non-Discretionary Sub-Adviser included the US Small Cap Fund’s assets and performance record in composites it used, that could contribute to a Franklin US Small Cap Non-Discretionary Sub-Adviser’s ability to obtain other clients for its investment management services. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out”
and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each FT Fund.
Appointment of Franklin Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management
Agreements (Venerable International Equity Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each Franklin International Equity
Non-Discretionary Sub-Adviser to the International Equity Fund. The Board considered that, subject to the oversight of the Adviser and Franklin, each Franklin International Equity Non-Discretionary Sub-Adviser would be responsible for providing Franklin with a model portfolio based on certain investment guidelines for the International Equity Fund. The Board also considered the Adviser’s and Franklin’s familiarity with, and confidence in, each Franklin International Equity Non-Discretionary Sub-Adviser, and the
results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the International Equity Fund, that the nature, quality and extent of the services to be provided by each Franklin International Equity Non-Discretionary Sub-Adviser
were appropriate for the International Equity Fund in light of its investment objective and, thus, supported a decision to approve the
Franklin Sub-Management Agreements.
•
Fee

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
254 Basis for Approval of Investment Advisory Contracts
With respect to the Franklin Sub-Management Agreement relating to the International Equity Fund, the Board considered the proposed sub-advisory fees in light of the nature, quality and extent of the services proposed to be provided by each Franklin
International Equity Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-advisory fee to be paid to each Franklin International Equity Non-Discretionary Sub-Adviser with respect to the International Equity Fund, the sub-advisory fee to be retained by Franklin, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by Franklin or a Franklin
International Equity Non-Discretionary Sub-Adviser. The Board noted that, with respect to Non-Discretionary Sub-Adviser compensation, Franklin and its affiliated Non-Discretionary Sub-Advisers utilized internal transfer pricing arrangements. The Board further noted that the Adviser, and not the Fund, would pay each Franklin International Equity Non-Discretionary Sub-Adviser and
that each proposed Non-Discretionary sub-advisory fee was negotiated between Franklin and each Franklin Non-Discretionary Sub-
Adviser, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the Adviser believed that the fee agreed upon with each Franklin International Equity Non-Discretionary Sub-Adviser was reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the International Equity Fund, that the proposed Non-Discretionary sub-advisory fee for each Franklin
International Equity Non-Discretionary Sub-Adviser was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to each proposed Franklin
International Equity Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace. The Board noted that each Franklin International Equity Non-Discretionary Sub-Adviser could benefit indirectly from its relationship with the International Equity Fund, including through the reputation of being engaged by the Adviser and
Franklin, and if a Franklin International Equity Non-Discretionary Sub-Adviser included the International Equity Fund’s assets and performance record in composites it used, that could contribute to a Franklin International Equity Non-Discretionary Sub-Adviser’s
ability to obtain other clients for its investment management services. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each FT Fund.

Venerable Variable Insurance Trust
Adviser, Sub-Advisers and Service Providers — December 31, 2025
(Unaudited)
Adviser, Sub-Advisers and Service Providers 255
Interested Trustees
Michal Levy
Timothy W. Brown
Independent Trustees
Sherilyn Anderson
John Guy
Julian Sluyters
Officers
Michal Levy, President and Chief Executive Officer
Ross Erickson, Treasurer
John Bruggeman, Assistant Treasurer
Cheryl Wichers, Chief Compliance Officer
Kristina Magolis, Secretary and Chief Legal Officer
Julie Vossler, Assistant Secretary
Adviser and Administrator
Venerable Investment Advisers, LLC
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
Discretionary Sub-Advisers
Russell Investment Management, LLC
401 Union Street
18th floor
Seattle, WA 98101
Franklin Advisers, Inc.
1 Franklin Parkway
San Mateo, CA 94403
Transfer and Dividend Disbursing Agent
Russell Investments Fund Services, LLC
401 Union Street
18th floor
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
(800) 366-0066
Legal Counsel
Morgan, Lewis & Bockius LLP
101 Park Avenue
New York, NY 10178
Distributor
Russell Investments Financial Services, LLC
401 Union Street
18th floor
Seattle, WA 98101
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, PA 19103
Non-Discretionary Sub-Advisers
Venerable US Large Cap Core Equity Fund
Allspring Global Investments, LLC, Charlotte, NC
J.P. Morgan Investment Management Inc., New York, NY
Jacobs Levy Equity Management, Inc., Florham, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
Venerable US Large Cap Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
ClearBridge Investments, LLC, New York, NY
Putnam Investment Management, LLC, Boston, MA
Venerable US Small Cap Fund
Putnam Investment Management, LLC, Boston, MA
Royce Investment Partners, New York, NY
Venerable Emerging Markets Equity Fund
Axiom Investors LLC, Greenwich, CT
Barrow, Hanley, Mewhinney & Strauss LLC, Dallas, TX
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management, LLC, New York, NY
Sands Capital Management, LLC, Arlington, VA
Venerable World Equity Fund
Intermede Global Partners Inc., San Francisco, CA and
Intermede Investment Partners Limited, London, UK
Numeric Investors LLC, Boston, MA
Sanders Capital, LLC, West Palm Beach, FL
Wellington Management Company LLP, Boston, MA
Note: Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable
Bond Index Fund and Venerable Intermediate Corporate Bond Index Fund
are sub-advised by Franklin Advisers, Inc. Venerable Large Cap Index
Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund,
Venerable International Index Fund, Venerable Conservative Allocation
Fund, Venerable Conservative Appreciation Allocation Fund, Venerable
World Conservative Allocation Fund, Venerable Moderate Allocation Fund,
Venerable Moderate Appreciation Allocation Fund, Venerable World Moder-
ate Allocation Fund, Venerable Appreciation Allocation Fund and Venerable
World Appreciation Allocation Fund are sub-advised by Russell Investment
Management, LLC.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Venerable Variable Insurance
Trust
1475 Dunwoody Dr
Suite 200
West Chester, Pennsylvania
19380
800-366-0066

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)     Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)    Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)         Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Venerable Variable Insurance Trust

By:      /s/ Michal Levy
            Michal Levy
President and Chief Executive Officer (Principal Executive Officer), Venerable Variable Insurance Trust
Date:  February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Michal Levy
            Michal Levy
President and Chief Executive Officer (Principal Executive Officer), Venerable Variable Insurance Trust
Date:  February 26, 2026

By:      /s/ Ross Erickson
            Ross Erickson
Treasurer (Principal Financial Officer), Venerable Variable Insurance Trust
Date:  February 26, 2026